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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07452

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:             (713) 626-1919

Date of fiscal year end:                   12/31

Date of reporting period:                  3/31/13

Item 1. Schedule of Investments.

Invesco V.I. American Franchise Fund

Effective April 29, 2013, after the close of the reporting period,

Invesco Van Kampen V.I. American Franchise Fund was renamed

Invesco V.I. American Franchise Fund.

Quarterly Schedule of Portfolio Holdings

March 31, 2013

invesco.com/us	VK-VIAMFR-QTR-1 03/13	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.64%

Aerospace & Defense–2.68%

Boeing Co. (The)	125,633	$10,785,593

United Technologies Corp.	97,334	9,093,916

		19,879,509

Air Freight & Logistics–0.97%

Expeditors International of Washington, Inc.	202,292	7,223,847

Apparel Retail–1.08%

Gap, Inc. (The)	225,558	7,984,753

Apparel, Accessories & Luxury Goods–0.96%

Prada S.p.A. (Italy)	589,900	7,098,298

Application Software–4.24%

Autodesk, Inc. (b)	97,092	4,004,074

Citrix Systems, Inc. (b)	188,448	13,598,408

Salesforce.com, Inc. (b)	77,824	13,917,266

		31,519,748

Automobile Manufacturers–2.10%

General Motors Co. (b)	420,373	11,694,777

Tesla Motors, Inc. (b)	102,600	3,887,514

		15,582,291

Biotechnology–6.28%

Amgen Inc.	91,340	9,363,263

Biogen Idec Inc. (b)	25,278	4,876,379

Celgene Corp. (b)	110,523	12,810,721

Gilead Sciences, Inc. (b)	400,825	19,612,368

		46,662,731

Brewers–1.10%

Anheuser-Busch InBev N.V. -ADR (Belgium)	82,296	8,192,567

Broadcasting–1.20%

CBS Corp. -Class B	191,381	8,935,579

Cable & Satellite–7.06%

Comcast Corp. -Class A	180,279	7,573,521

DIRECTV (b)	321,387	18,193,718

DISH Network Corp. -Class A	703,855	26,676,104

		52,443,343

Casinos & Gaming–0.99%

Las Vegas Sands Corp.	130,897	7,376,046

Communications Equipment–4.33%

QUALCOMM, Inc.	413,039	27,652,961

	Shares	Value

Communications Equipment–(continued)

Telefonaktiebolaget LM Ericsson -ADR (Sweden)	357,693	$4,506,932

		32,159,893

Computer Hardware–4.74%

Apple Inc.	79,483	35,181,560

Computer Storage & Peripherals–1.33%

EMC Corp. (b)	413,765	9,884,846

Construction & Engineering–0.84%

Foster Wheeler AG (Switzerland)(b)	272,938	6,236,633

Construction & Farm Machinery & Heavy Trucks–1.79%

Cummins Inc.	115,009	13,319,192

Consumer Finance–0.96%

Capital One Financial Corp.	129,616	7,122,399

Data Processing & Outsourced Services–1.99%

Visa Inc. -Class A	86,887	14,756,888

Department Stores–0.47%

Macy’s, Inc.	83,645	3,499,707

Fertilizers & Agricultural Chemicals–2.37%

Monsanto Co.	110,630	11,685,847

Mosaic Co. (The)	99,061	5,905,026

		17,590,873

General Merchandise Stores–1.16%

Dollar General Corp. (b)	169,955	8,596,324

Health Care Equipment–0.71%

Abbott Laboratories	95,636	3,377,864

Intuitive Surgical, Inc. (b)	3,914	1,922,517

		5,300,381

Health Care Services–0.87%

Express Scripts Holding Co. (b)	111,664	6,437,430

Health Care Technology–0.43%

Cerner Corp. (b)	34,011	3,222,542

Home Improvement Retail–1.69%

Home Depot, Inc. (The)	44,401	3,098,302

Lowe’s Cos., Inc.	248,799	9,434,458

		12,532,760

Industrial Conglomerates–3.68%

Danaher Corp.	123,657	7,685,283

See accompanying notes which are an integral part of this schedule.

Invesco V.I. American Franchise Fund

	Shares	Value

Industrial Conglomerates–(continued)

General Electric Co.	851,129	$19,678,102

		27,363,385

Industrial Machinery–1.04%

Ingersoll-Rand PLC	140,747	7,742,492

Insurance Brokers–0.69%

Aon PLC	83,563	5,139,125

Internet Retail–3.89%

Amazon.com, Inc. (b)	40,557	10,808,035

Priceline.com Inc. (b)	26,341	18,120,764

		28,928,799

Internet Software & Services–8.45%

Baidu, Inc. -ADR (China)(b)	39,143	3,432,841

eBay Inc. (b)	220,663	11,964,348

Facebook Inc. -Class A (b)	742,429	18,991,334

Google Inc. -Class A (b)	35,771	28,403,247

		62,791,770

Investment Banking & Brokerage–1.00%

Goldman Sachs Group, Inc. (The)	50,273	7,397,672

IT Consulting & Other Services–1.31%

Cognizant Technology Solutions Corp. -Class A (b)	126,640	9,701,890

Life Sciences Tools & Services–0.87%

Thermo Fisher Scientific, Inc.	84,245	6,443,900

Movies & Entertainment–0.85%

Walt Disney Co. (The)	111,063	6,308,378

Oil & Gas Equipment & Services–3.72%

Cameron International Corp. (b)	28,604	1,864,981

Schlumberger Ltd.	118,711	8,890,267

Weatherford International Ltd. (b)	1,389,156	16,864,353

		27,619,601

Oil & Gas Exploration & Production–1.22%

Anadarko Petroleum Corp.	103,629	9,062,356

Oil & Gas Refining & Marketing–0.63%

Marathon Petroleum Corp.	52,613	4,714,125

Other Diversified Financial Services–0.86%

Citigroup Inc.	143,845	6,363,703

Packaged Foods & Meats–1.79%

Mondelez International Inc. -Class A	433,842	13,279,904

	Shares	Value

Pharmaceuticals–4.51%

Allergan, Inc.	63,007	$7,033,471

Johnson & Johnson	84,281	6,871,430

Pfizer Inc.	627,678	18,114,787

Zoetis Inc.	43,301	1,446,253

		33,465,941

Property & Casualty Insurance–0.92%

ACE Ltd.	76,738	6,827,380

Railroads–0.96%

Norfolk Southern Corp.	54,299	4,185,367

Union Pacific Corp.	20,875	2,972,809

		7,158,176

Restaurants–1.10%

Chipotle Mexican Grill, Inc. (b)	8,957	2,918,818

Starbucks Corp.	91,956	5,237,814

		8,156,632

Semiconductor Equipment–0.90%

Applied Materials, Inc.	497,836	6,710,829

Semiconductors–1.13%

Maxim Integrated Products, Inc.	257,641	8,411,979

Specialized REIT’s–2.01%

American Tower Corp.	193,631	14,894,097

Systems Software–1.19%

Check Point Software Technologies Ltd. (Israel)(b)	46,590	2,189,264

Oracle Corp.	205,613	6,649,524

		8,838,788

Trucking–0.90%

J.B. Hunt Transport Services, Inc.	89,314	6,652,107

Wireless Telecommunication Services–2.68%

Sprint Nextel Corp. (b)	3,209,221	19,929,262

Total Common Stocks & Other Equity Interests (Cost $551,071,569)		732,642,431

Money Market Funds–1.12%

Liquid Assets Portfolio –Institutional Class (c)	4,137,535	4,137,535

Premier Portfolio –Institutional Class (c)	4,137,536	4,137,536

Total Money Market Funds (Cost $8,275,071)		8,275,071

TOTAL INVESTMENTS–99.76% (Cost $559,346,640)		740,917,502

OTHER ASSETS LESS LIABILITIES–0.24%		1,795,235

NET ASSETS–100.00%		$742,712,737

Investment Abbreviations:

ADR	—American Depositary Receipt
REIT	—Real Estate Investment Trust

See accompanying notes which are an integral part of this schedule.

Invesco V.I. American Franchise Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. American Franchise Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

Invesco V.I. American Franchise Fund

B.	Securities Transactions and Investment Income – (continued)

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on

Invesco V.I. American Franchise Fund

E.	Foreign Currency Translations – (continued)

securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$733,819,204	$7,098,298	$--	$740,917,502

Invesco V.I. American Franchise Fund

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2013 was $111,371,778 and $138,572,752, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$189,590,538
Aggregate unrealized (depreciation) of investment securities	(10,921,900)
Net unrealized appreciation of investment securities	$178,668,638
Cost of investments for tax purposes is $562,248,864.

Invesco V.I. American Franchise Fund

Invesco V.I. American Value Fund

Effective April 29, 2013, after the close of the reporting period,

Invesco Van Kampen V.I. American Value Fund was renamed

Invesco V.I. American Value Fund.

Quarterly Schedule of Portfolio Holdings

March 31, 2013

invesco.com/us	VK-VIAMVA-QTR-1 03/13	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–89.35%

Alternative Carriers–2.40%

tw telecom inc. (b)	382,953	$9,646,586

Apparel Retail–3.51%

Ascena Retail Group, Inc. (b)	436,222	8,091,918

Express, Inc. (b)	336,858	5,999,441

		14,091,359

Asset Management & Custody Banks–2.22%

Northern Trust Corp.	163,587	8,925,307

Auto Parts & Equipment–1.02%

Johnson Controls, Inc.	116,565	4,087,935

Automotive Retail–2.13%

Advance Auto Parts, Inc.	103,332	8,540,390

Communications Equipment–0.99%

Juniper Networks, Inc. (b)	214,341	3,973,882

Computer Hardware–1.64%

Diebold, Inc.	217,903	6,606,819

Construction & Engineering–1.94%

Foster Wheeler AG (Switzerland)(b)	341,355	7,799,962

Data Processing & Outsourced Services–2.87%

Fidelity National Information Services, Inc.	291,593	11,552,915

Diversified Banks–2.25%

Comerica Inc.	251,557	9,043,474

Electric Utilities–2.70%

Edison International	215,747	10,856,389

Electronic Manufacturing Services–2.03%

Flextronics International Ltd. (Singapore)(b)	1,204,765	8,144,211

Food Distributors–1.15%

Sysco Corp.	131,807	4,635,652

Health Care Equipment–1.60%

CareFusion Corp. (b)	183,383	6,416,571

Health Care Facilities–5.43%

Brookdale Senior Living Inc. (b)	280,285	7,814,346

HealthSouth Corp. (b)	381,743	10,066,563

Universal Health Services, Inc. -Class B	61,737	3,943,142

		21,824,051

	Shares	Value

Heavy Electrical Equipment–2.23%

Babcock & Wilcox Co. (The)	315,634	$8,967,162

Home Furnishings–1.01%

Mohawk Industries, Inc. (b)	35,981	4,070,171

Housewares & Specialties–3.03%

Newell Rubbermaid Inc.	467,238	12,194,912

Industrial Machinery–5.02%

Ingersoll-Rand PLC	138,780	7,634,288

Snap-on Inc.	151,786	12,552,702

		20,186,990

Insurance Brokers–4.50%

Marsh & McLennan Cos., Inc.	285,068	10,824,032

Willis Group Holdings PLC	183,821	7,259,091

		18,083,123

Integrated Oil & Gas–1.03%

Murphy Oil Corp.	64,860	4,133,528

Investment Banking & Brokerage–0.99%

Stifel Financial Corp. (b)	115,071	3,989,512

Life Sciences Tools & Services–0.98%

PerkinElmer, Inc.	116,709	3,926,091

Multi-Utilities–2.59%

CenterPoint Energy, Inc.	348,769	8,356,505

Wisconsin Energy Corp.	47,781	2,049,327

		10,405,832

Office Electronics–2.67%

Zebra Technologies Corp. -Class A (b)	227,863	10,739,183

Oil & Gas Exploration & Production–2.33%

Newfield Exploration Co. (b)	246,615	5,529,108

Pioneer Natural Resources Co.	30,994	3,851,005

		9,380,113

Oil & Gas Storage & Transportation–2.12%

Williams Cos., Inc. (The)	227,728	8,530,691

Packaged Foods & Meats–3.10%

ConAgra Foods, Inc.	347,403	12,440,501

Paper Packaging–5.77%

Sealed Air Corp.	607,762	14,653,142

Sonoco Products Co.	244,032	8,538,679

		23,191,821

Personal Products–1.04%

Avon Products, Inc.	201,941	4,186,237

See accompanying notes which are an integral part of this schedule.

Invesco V.I. American Value Fund

	Shares	Value

Property & Casualty Insurance–2.90%

ACE Ltd.	131,223	$11,674,910

Regional Banks–3.99%

BB&T Corp.	259,528	8,146,584

Wintrust Financial Corp.	212,760	7,880,630

		16,027,214

Retail REIT’s–1.69%

Weingarten Realty Investors	215,000	6,783,250

Specialty Chemicals–2.25%

W.R. Grace & Co. (b)	116,820	9,054,718

Specialty Stores–1.97%

Staples, Inc.	589,390	7,915,508

Systems Software–1.25%

BMC Software, Inc. (b)	108,740	5,037,924

Trucking–3.01%

Swift Transportation Co. (b)	422,400	5,989,632

Werner Enterprises, Inc.	252,522	6,095,881

		12,085,513

Total Common Stocks & Other Equity Interests (Cost $279,835,417)		359,150,407

Preferred Stocks–1.86%

Health Care Facilities–0.96%

HealthSouth Corp., Series A, $65.00 Conv. Pfd.	3,300	3,878,325

Specialized REIT’s–0.90%

Health Care REIT, Inc., Series I, $3.25 Conv. Pfd.	58,187	3,613,994

Total Preferred Stocks (Cost $6,068,970)		7,492,319

	Principal Amount

Bonds and Notes–1.07%

Health Care Facilities–1.07%

Brookdale Senior Living Inc., Sr. Unsec. Conv. Notes, 2.75%, 06/15/18 (Cost $3,268,932) (c)	$3,530,000	4,277,919

Money Market Funds–8.93%

Liquid Assets Portfolio –Institutional Class (d)	17,950,644	17,950,644

Premier Portfolio –Institutional Class (d)	17,950,644	17,950,644

Total Money Market Funds (Cost $35,901,288)		35,901,288

TOTAL INVESTMENTS–101.21% (Cost $325,074,607)		406,821,933

OTHER ASSETS LESS LIABILITIES–(1.21)%		(4,862,884)

NET ASSETS–100.00%		$401,959,049

Investment Abbreviations:

Conv.	—Convertible
Pfd.	—Preferred
REIT	—Real Estate Investment Trust
Sr.	—Senior
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	A portion of this security is subject to call options written. See Note 1D and Note 3.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. American Value Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco V.I. American Value Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Call Options Written and Purchased – The Fund may write and/or buy call options. A call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on these contracts are included in the Statement of Operation. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

E.	Put Options Purchased – The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund

Invesco V.I. American Value Fund

E.	Put Options Purchased – (continued)

has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$398,665,689	$3,878,325	$--	$402,544,014
Corporate Debt Securities	--	4,277,919	--	4,277,919
	$398,665,689	$8,156,244	$--	$406,821,933
Options*	26,691	--	--	26,691
Total Investments	$398,692,380	$8,156,244	$--	$406,848,624

* Unrealized appreciation.

NOTE 3 -- Derivative Investments

Value of Derivative Investments at Period-End

Open Options Written

	Contract Month	Strike Price	Number of Contracts	Premiums Received	Value	Unrealized Appreciation
Calls
Brookdale Senior Living Inc.	July-2013	$28	896	$ 237,251	$210,560	$26,691

Invesco V.I. American Value Fund

Transactions During the Period
	Call Option Contracts
	Number of Contracts	Premiums Received
Beginning of period	-	$-
Written	896	237,251
End of period	896	$237,251

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2013 was $38,740,786 and $29,345,830, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$89,774,504
Aggregate unrealized (depreciation) of investment securities	(9,002,941)
Net unrealized appreciation of investment securities	$80,771,563
Cost of investments for tax purposes is $326,050,370.

Invesco V.I. American Value Fund

Invesco V.I. Balanced Risk Allocation Fund

Quarterly Schedule of Portfolio Holdings

March 31, 2013

invesco.com/us	VIIBRA-QTR-1 03/13	Invesco Advisers, Inc.

Consolidated Schedule of Investments

March 31, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount	Value

U.S. Treasury Bills–8.91%(a)

U.S. Treasury Bills	0.08%	06/27/13	$7,200,000	$7,198,868

U.S. Treasury Bills (b)	0.08%	07/11/13	52,500,000	52,494,098

U.S. Treasury Bills	0.10%	07/25/13	20,000,000	19,995,523

U.S. Treasury Bills	0.10%	09/05/13	34,400,000	34,387,237

U.S. Treasury Bills	0.13%	01/09/14	14,100,000	14,088,353

U.S. Treasury Bills	0.14%	01/09/14	7,200,000	7,194,053

Total U.S. Treasury Bills (Cost $135,342,269)				135,358,132

		Expiration Date

Commodity-Linked Securities–1.10%
Canadian Imperial Bank of Commerce Commodity Linked EMTN, U.S. Federal Funds Effective Rate minus 0.04% (linked to the Canadian Imperial Bank of Commerce Custom 1 Agriculture Commodity Index, multiplied by two) (c)		11/12/13	10,915,000	8,405,646

Cargill, Inc. Commodity Linked Notes, one month LIBOR rate minus 0.1% (linked to the Monthly Rebalance Commodity Excess Return Index, multiplied by two) (c)		11/20/13	10,015,000	8,366,039

Total Commodity-Linked Securities (Cost $20,930,000)				16,771,685

			Shares

Money Market Funds–84.72%

Government & Agency Portfolio—Institutional Class (d)			194,623,992	194,623,992

Invesco V.I. Money Market Fund—Series I (d)			20,440,310	20,440,310

Liquid Assets Portfolio—Institutional Class (d)			237,873,769	237,873,769

Premier Portfolio—Institutional Class (d)			216,248,880	216,248,880

STIC (Global Series) PLC – U.S. Dollar Liquidity Portfolio—Institutional Class (Ireland) (d)			185,833,953	185,833,953

STIC Prime Portfolio—Institutional Class (d)			172,999,104	172,999,104

Treasury Portfolio—Institutional Class (d)			259,498,657	259,498,657

Total Money Market Funds (Cost $1,287,518,665)				1,287,518,665

TOTAL INVESTMENTS–94.73% (Cost $1,443,790,934)				1,439,648,482

OTHER ASSETS LESS LIABILITIES–5.27%				80,105,723

NET ASSETS–100.00%				$1,519,754,205

Investment Abbreviations:

EMTN	— Euro Medium Term Notes
LIBOR	— London Interbank Offered Rate

Notes to Consolidated Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	All or a portion of the value was designated as collateral for swap agreements. See Note 1D and Note 3.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2013 was $16,771,685, which represented 1.10% of the Fund’s Net Assets.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Balanced-Risk Allocation Fund

Open Futures Contracts and Swap Agreements at Period-End(a)
Long Futures Contracts		Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)

Australia 10 Year Bonds		1,947	June–2013	$246,535,481	$2,420,153

Brent Crude		295	May–2013	32,455,900	195,625

Canada 10 Year Bonds		1,848	June–2013	245,587,559	3,470,636

Dow Jones EURO STOXX 50 Index		2,890	June–2013	94,603,046	(3,491,134)

E-Mini S&P 500 Index		1,253	June–2013	97,903,155	1,754,807

Euro Bonds		1,271	June–2013	237,009,131	3,340,120

FTSE 100 Index		1,052	June–2013	101,514,943	(813,712)

Gas Oil (ICE)		329	April–2013	30,119,950	(454,613)

Gasoline Reformulated Blendstock Oxygenate Blending		235	July–2013	30,079,812	82,658

Hang Seng Index		361	April–2013	51,890,320	218,161

Japan 10 Year Bonds		118	June–2013	182,828,553	958,068

LME Copper		297	July–2013	56,036,475	(4,984,391)

LME Primary Aluminum		520	April–2013	24,472,500	(1,681,216)

Long Gilt		1,363	June–2013	245,986,514	6,266,078

Russell 2000 Index Mini		855	June–2013	81,130,950	1,594,953

Silver		363	May–2013	51,406,245	(622,416)

Tokyo Stock Price Index		1,060	June–2013	117,158,487	5,959,216

U.S. Treasury 20 Year Bonds		990	June–2013	143,024,063	357,970

WTI Crude		61	September–2013	5,935,300	336,207

Total Futures Contracts					$14,907,170
Long Swap Agreements	Counterparty		Termination Date
Receive a return equal to the Canada 10 Year Bond Futures multiplied by the number of Index Units multiplied by 1,000.	Bank of America, N.A.	229	June–2013	$30,432,657	$92,319
Receive a return equal to the Dow Jones-UBS Gold Index and pay the product of (i) 0.15% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Bank of America, N.A.	260,500	December–2013	51,911,450	510,684
Receive a return equal to the Barclays Commodity Strategy 1635 Excess Return Index and pay the product of (i) 0.53% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Barclays Bank PLC	33,350	October–2013	20,722,952	(629,334)
Receive a return equal to the Barclays Gold Nearby Excess Return Index and pay the product of (i) 0.22% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Barclays Bank PLC	23,100	March–2014	8,649,423	(61,889)
Receive a return equal to the Monthly Rebalance Commodity Excess Return Index and pay the product of (i) 0.52% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Cargill, Inc.	15,200	December–2013	9,551,070	(438,722)
Receive a return equal to the EUREX Euro-Bund Futures multiplied by 0.01% of the Notional Amount.	Goldman Sachs International	234	June–2013	43,635,041	500,667
Receive a return equal to the LIFFE Long Gilt Futures multiplied by 0.01% of the Notional Amount.	Goldman Sachs International	148	June–2013	26,710,201	263,205
Receive a return equal to the Goldman Sachs Alpha Basket B472 Excess Return Strategy and pay the product of (i) 0.60% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Goldman Sachs International	25,450	November–2013	14,102,076	(715,389)
Receive a return equal to the J.P. Morgan Bespoke Commodity 165 Index and pay the product of (i) 0.49% of the Notional Amount multiplied by (ii) days in the period divided by 365.	JPMorgan Chase Bank, N.A.	28,970	October–2013	19,522,897	(491,296)

Total Swap Agreements					$(969,755)
(a)	Futures collateralized by $85,556,000 cash held with Goldman Sachs & Co., the futures commission merchant.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Balanced-Risk Allocation Fund

Notes to Consolidated Quarterly Schedule of Portfolio Holdings

March 31, 2013

(Unaudited)

NOTE 1 — Significant Accounting Policies

Invesco V.I. Balanced-Risk Allocation Fund (the “Fund”) will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund IV Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives. The Fund may invest up to 25% of its total assets in the Subsidiary.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Invesco V.I. Balanced-Risk Allocation Fund

A.	Security Valuations – (continued)

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance.

Invesco V.I. Balanced-Risk Allocation Fund

E.	Foreign Currency Contracts – (continued)

Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
G.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the designation of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Invesco V.I. Balanced-Risk Allocation Fund

G.	Swap Agreements – (continued)

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

H.	Leverage Risk – Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
I.	Other Risks -The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange traded funds. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange traded notes, that may provide leverage and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

J.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco V.I. Balanced-Risk Allocation Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Money Market Funds	$1,287,518,665	$—	$—	$1,287,518,665
U.S. Treasury Bills	—	135,358,132	—	135,358,132
Commodity-Linked Securities	—	16,771,685	—	16,771,685
	1,287,518,665	152,129,817	—	1,439,648,482
Futures Contracts*	14,907,170	—	—	14,907,170
Swap Agreements*	—	(1,825,946)	—	(1,825,946)
Swaps on Futures*	856,191	—	—	856,191
Total Investments	$1,303,282,026	$150,303,871	$—	$1,453,585,897

 * Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of March 31, 2013:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Commodity Risk
Futures contracts (a)	$614,490	$(7,742,636)
Swap agreements (a)	510,684	(2,336,630)
Interest Rate Risk
Futures contracts (a)	16,813,025	—
Swap agreements (a)	856,191	—
Market Risk
Futures contracts (a)	9,527,137	(4,304,846)

(a) Includes cumulative appreciation (depreciation) of futures contracts and swap agreements.

Invesco V.I. Balanced-Risk Allocation Fund

Effect of Derivative Investments for the three months ended March 31, 2013

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss)
	Futures*	Swap Agreements*
Realized Gain (Loss)
Commodity Risk	$(2,998,279)	$ (8,728,090)
Interest Rate Risk	(11,324,467)	(47,404)
Market Risk	52,208,393	—
Change in Unrealized Appreciation (Depreciation)
Commodity Risk	$(3,032,874)	$ 722,166
Interest Rate Risk	16,004,199	856,191
Market Risk	(5,335,052)	—
Total	$45,521,920	$ (7,197,137)
*	The average notional value of futures contracts and swap agreements outstanding during the period was $1,908,654,021 and $179,454,038, respectively.

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2013 was $43,500,000 and $0, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$15,863
Aggregate unrealized (depreciation) of investment securities	(4,158,315)
Net unrealized appreciation (depreciation) of investment securities	$(4,142,452)
Cost of investments is the same for financial reporting and tax purposes.

Invesco V.I. Balanced-Risk Allocation Fund

Invesco V.I. Comstock Fund

Effective April 29, 2013, after the close of the reporting period,

Invesco Van Kampen V.I. Comstock Fund was renamed

Invesco V.I. Comstock Fund.

Quarterly Schedule of Portfolio Holdings

March 31, 2013

invesco.com/us	VK-VICOM-QTR-1 03/13	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.42%

Aerospace & Defense–1.49%

Honeywell International Inc.	214,763	$16,182,392

Textron Inc.	471,737	14,062,480

		30,244,872

Agricultural Products–0.76%

Archer-Daniels-Midland Co.	455,596	15,367,253

Aluminum–0.97%

Alcoa Inc.	2,322,787	19,790,145

Asset Management & Custody Banks–3.00%

Bank of New York Mellon Corp. (The)	1,609,277	45,043,663

State Street Corp.	266,959	15,774,608

		60,818,271

Auto Parts & Equipment–0.67%

Johnson Controls, Inc.	386,550	13,556,308

Automobile Manufacturers–1.87%

General Motors Co. (b)	1,362,712	37,910,648

Cable & Satellite–4.14%

Comcast Corp. -Class A	930,727	39,099,841

Time Warner Cable Inc.	467,757	44,932,738

		84,032,579

Communications Equipment–1.07%

Cisco Systems, Inc.	1,043,278	21,814,943

Computer Hardware–2.32%

Hewlett-Packard Co.	1,974,805	47,079,351

Department Stores–0.49%

Kohl’s Corp.	213,698	9,857,889

Diversified Banks–2.77%

U.S. Bancorp	364,823	12,378,445

Wells Fargo & Co.	1,186,075	43,872,914

		56,251,359

Drug Retail–1.66%

CVS Caremark Corp.	614,108	33,769,799

Electric Utilities–2.19%

FirstEnergy Corp.	365,022	15,403,929

PPL Corp.	924,794	28,955,300

		44,359,229

Electrical Components & Equipment–1.18%

Emerson Electric Co.	430,487	24,051,309

	Shares	Value

Electronic Components–1.22%

Corning Inc.	1,851,323	$24,678,136

General Merchandise Stores–0.88%

Target Corp.	260,374	17,822,600

Health Care Distributors–0.78%

Cardinal Health, Inc.	380,987	15,856,679

Home Improvement Retail–0.49%

Lowe’s Cos., Inc.	260,575	9,881,004

Hotels, Resorts & Cruise Lines–0.82%

Carnival Corp.	488,391	16,751,811

Household Products–0.33%

Procter & Gamble Co. (The)	86,612	6,674,321

Housewares & Specialties–0.51%

Newell Rubbermaid Inc.	397,247	10,368,147

Hypermarkets & Super Centers–0.25%

Wal-Mart Stores, Inc.	68,104	5,096,222

Industrial Conglomerates–2.11%

General Electric Co.	1,852,841	42,837,684

Industrial Machinery–1.58%

Ingersoll-Rand PLC	582,758	32,057,518

Integrated Oil & Gas–7.72%

BP PLC -ADR (United Kingdom)	999,232	42,317,475

Chevron Corp.	229,893	27,315,886

Murphy Oil Corp.	518,214	33,025,778

Occidental Petroleum Corp.	300,668	23,563,351

Royal Dutch Shell PLC -ADR (United Kingdom)	467,121	30,437,605

		156,660,095

Integrated Telecommunication Services–1.53%

AT&T Inc.	298,217	10,941,582

Verizon Communications Inc.	410,044	20,153,662

		31,095,244
Internet Software & Services–3.19%

eBay Inc. (b)	590,378	32,010,295

Yahoo! Inc. (b)	1,388,169	32,663,617

		64,673,912

Investment Banking & Brokerage–2.20%

Goldman Sachs Group, Inc. (The)	150,706	22,176,388

Morgan Stanley	1,022,865	22,482,573

		44,658,961

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Comstock Fund

	Shares	Value

Life & Health Insurance–1.53%

Aflac, Inc.	148,156	$7,707,075

MetLife, Inc.	612,874	23,301,470

		31,008,545

Managed Health Care–2.86%

UnitedHealth Group Inc.	646,076	36,962,008

WellPoint, Inc.	317,779	21,046,503

		58,008,511

Movies & Entertainment–4.98%

News Corp. -Class B	1,194,002	36,727,501

Time Warner Inc.	296,609	17,090,611

Viacom Inc. -Class B	767,466	47,252,882

		101,070,994

Oil & Gas Drilling–0.51%

Noble Corp.	274,142	10,458,517

Oil & Gas Equipment & Services–4.18%

Halliburton Co.	1,010,455	40,832,487

Weatherford International Ltd. (b)	3,623,322	43,987,129

		84,819,616

Oil & Gas Exploration & Production–1.24%

QEP Resources Inc.	790,728	25,176,779

Other Diversified Financial Services–8.83%

Bank of America Corp.	2,636,547	32,113,142

Citigroup Inc.	1,834,459	81,156,466

JPMorgan Chase & Co.	1,390,623	65,998,968

		179,268,576

Packaged Foods & Meats–2.70%

Mondelez International Inc. -Class A	657,533	20,127,085

Tyson Foods, Inc. -Class A	541,839	13,448,444

Unilever N.V. -New York Shares (Netherlands)	515,784	21,147,144

		54,722,673

Paper Products–1.54%

International Paper Co.	671,801	31,292,491

Pharmaceuticals–11.01%

Bristol-Myers Squibb Co.	982,733	40,478,772

GlaxoSmithKline PLC -ADR (United Kingdom)	440,906	20,682,901

Merck & Co., Inc.	961,035	42,506,578

Novartis AG (Switzerland)	335,689	23,902,379

Pfizer Inc.	1,656,854	47,816,806

Roche Holding AG -ADR (Switzerland)	308,913	18,023,591

Sanofi -ADR (France)	589,386	30,105,837

		223,516,864

Property & Casualty Insurance–2.93%

Allstate Corp. (The)	941,427	46,195,823

	Shares	Value

Property & Casualty Insurance–(continued)

Travelers Cos., Inc. (The)	158,150	$13,314,648

		59,510,471

Regional Banks–2.62%

Fifth Third Bancorp	1,277,345	20,833,497

PNC Financial Services Group, Inc.	486,537	32,354,710

		53,188,207

Semiconductors–0.55%

Intel Corp.	511,161	11,168,868

Specialty Stores–0.65%

Staples, Inc.	980,673	13,170,438

Systems Software–2.23%

Microsoft Corp.	1,580,517	45,218,591

Wireless Telecommunication Services–0.87%

Vodafone Group PLC -ADR (United Kingdom)	621,611	17,659,968

Total Common Stocks & Other Equity Interests (Cost $1,770,957,150)		1,977,276,398

Money Market Funds–3.45%

Liquid Assets Portfolio –Institutional Class (c)	35,040,198	35,040,198

Premier Portfolio –Institutional Class (c)	35,040,198	35,040,198

Total Money Market Funds (Cost $70,080,396)		70,080,396

TOTAL INVESTMENTS–100.87% (Cost $1,841,037,546)		2,047,356,794

OTHER ASSETS LESS LIABILITIES–(0.87)%
		(17,582,353)

NET ASSETS–100.00%		$2,029,774,441

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Comstock Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. Comstock Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

Invesco V.I. Comstock Fund

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$2,005,430,824	$41,925,970	$--	$2,047,356,794
Foreign Currency Contracts*	--	(336,198)	--	(336,198)
Total Investments	$2,005,430,824	$41,589,772	$--	$2,047,020,596
*	Unrealized appreciation (depreciation).

Invesco V.I. Comstock Fund

NOTE 3 -- Derivative Investments

Open Foreign Currency Contracts

Settlement		Contract to		Notional	Unrealized
Date	Counterparty	Deliver	Receive	Value	Appreciation
4/15/13	Bank of New York Mellon	USD 117,598	GBP 78,947	$119,942	$2,344

					Unrealized
Settlement		Contract to		Notional	Appreciation
Date	Counterparty	Deliver	Receive	Value	(Depreciation)
4/15/13	CIBC World Markets	EUR 14,644,305	USD 19,039,647	$18,772,251	$267,396
4/15/13	CIBC World Markets	EUR 809,933	USD 1,053,026	1,038,237	14,789
4/15/13	State Street	EUR 12,686,434	USD 16,502,133	16,262,494	239,639
4/15/13	Bank of New York Mellon	EUR 11,746,699	USD 15,274,820	15,057,866	216,954
4/15/13	Citibank Capital	EUR 12,921,370	USD 16,804,965	16,563,653	241,312
4/15/13	Bank of New York Mellon	CHF 6,972,080	USD 7,332,085	7,345,299	(13,214)
4/15/13	Bank of New York Mellon	CHF 1,215,703	USD 1,278,476	1,280,780	(2,304)
4/15/13	State Street	CHF 15,394,510	USD 16,200,484	16,218,586	(18,102)
4/15/13	Citibank Capital	CHF 8,616,309	USD 9,067,709	9,077,545	(9,836)
4/15/13	CIBC World Markets	GBP 15,817,577	USD 23,574,533	24,031,338	(456,805)
4/15/13	State Street	GBP 8,201,707	USD 12,223,742	12,460,694	(236,952)
4/15/13	Citibank Capital	GBP 8,436,040	USD 12,572,239	12,816,712	(244,473)
4/15/13	Bank of New York Mellon	GBP 11,348,584	USD 16,904,737	17,241,683	(336,946)
					$(338,542)
Total open foreign currency contracts					$(336,198)

Currency Abbreviations:
CHF -- Swiss Franc	EUR -- Euro
GBP -- British Pound Sterling	USD -- U.S. Dollar

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2013 was $29,663,851 and $114,099,107, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$352,282,510
Aggregate unrealized (depreciation) of investment securities	(148,584,306)
Net unrealized appreciation of investment securities	$203,698,204
Cost of investments for tax purposes is $1,843,658,590.

Invesco V.I. Comstock Fund

Invesco V.I. Core Equity Fund

Quarterly Schedule of Portfolio Holdings

March 31, 2013

invesco.com/us	VICEQ-QTR-1 03/13	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–92.19%

Aerospace & Defense–0.85%

Boeing Co. (The)	121,330	$10,416,181

Air Freight & Logistics–0.76%

FedEx Corp.	94,859	9,315,154

Application Software–1.06%

Adobe Systems Inc. (b)	296,486	12,900,106

Asset Management & Custody Banks–2.06%

Northern Trust Corp.	460,721	25,136,938

Auto Parts & Equipment–1.06%

Johnson Controls, Inc.	369,651	12,963,661

Biotechnology–1.57%

Gilead Sciences, Inc. (b)	390,934	19,128,401

Brewers–1.27%

Molson Coors Brewing Co. -Class B	317,802	15,550,052

Casinos & Gaming–1.33%

Las Vegas Sands Corp.	287,706	16,212,233

Communications Equipment–4.90%

Cisco Systems, Inc.	899,784	18,814,484

F5 Networks, Inc. (b)	122,471	10,909,717

QUALCOMM, Inc.	263,258	17,625,123

Telefonaktiebolaget LM Ericsson -ADR (Sweden)	991,139	12,488,351

		59,837,675

Construction Materials–0.55%

CRH PLC (Ireland)	305,495	6,742,542

Consumer Finance–2.16%

American Express Co.	391,839	26,433,459

Department Stores–1.53%

Macy’s, Inc.	446,002	18,660,724

Diversified Banks–1.15%

U.S. Bancorp	415,308	14,091,400

Diversified Chemicals–0.59%

Dow Chemical Co. (The)	225,000	7,164,000

Electric Utilities–1.06%

Duke Energy Corp.	177,824	12,908,244

Electronic Manufacturing Services–1.81%

TE Connectivity Ltd. (Switzerland)	527,911	22,135,308

	Shares	Value

Environmental & Facilities Services–1.46%

Waste Management, Inc.	455,011	$17,840,981

Food Retail–1.48%

Kroger Co. (The)	546,554	18,112,800

General Merchandise Stores–1.21%

Target Corp.	215,368	14,741,940

Gold–0.89%

Agnico-Eagle Mines Ltd. (Canada)	72,960	2,994,278

Kinross Gold Corp. (Canada)	990,000	7,850,700

		10,844,978

Health Care Distributors–0.85%

Cardinal Health, Inc.	250,290	10,417,070

Health Care Equipment–2.11%

Baxter International Inc.	149,682	10,872,901

Covidien PLC	219,399	14,884,028

		25,756,929

Heavy Electrical Equipment–0.70%

ABB Ltd. (Switzerland)	377,886	8,533,158

Home Improvement Retail–1.36%

Lowe’s Cos., Inc.	437,609	16,594,133

Household Products–1.25%

Procter & Gamble Co. (The)	198,622	15,305,811

Industrial Conglomerates–2.21%

General Electric Co.	1,164,909	26,932,696

Industrial Gases–1.48%

Air Products & Chemicals, Inc.	206,853	18,021,033

Industrial Machinery–0.89%

Illinois Tool Works Inc.	178,076	10,851,951

Insurance Brokers–1.54%

Marsh & McLennan Cos., Inc.	493,879	18,752,586

Integrated Oil & Gas–2.40%

Exxon Mobil Corp.	203,078	18,299,359

Occidental Petroleum Corp.	140,200	10,987,474

		29,286,833

Internet Software & Services–1.23%
eBay Inc. (b)	277,888	15,067,087

Investment Banking & Brokerage–0.93%

Charles Schwab Corp. (The)	641,912	11,355,423

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Equity Fund

	Shares	Value

IT Consulting & Other Services–0.76%

International Business Machines Corp.	43,430	$9,263,619

Life Sciences Tools & Services–2.88%

Agilent Technologies, Inc.	426,567	17,903,017

Thermo Fisher Scientific, Inc.	225,474	17,246,506

		35,149,523

Managed Health Care–1.68%

Humana Inc.	115,519	7,983,518

UnitedHealth Group Inc.	219,809	12,575,273

		20,558,791

Multi-Line Insurance–0.36%

American International Group, Inc. (b)	114,579	4,447,957

Office Services & Supplies–0.30%

Pitney Bowes Inc.	248,675	3,695,311

Oil & Gas Equipment & Services–4.77%

Cameron International Corp. (b)	168,876	11,010,715

Halliburton Co.	333,073	13,459,480

National Oilwell Varco Inc.	246,146	17,414,829

Weatherford International Ltd. (b)	1,348,534	16,371,203

		58,256,227

Oil & Gas Exploration & Production–3.07%

Anadarko Petroleum Corp.	129,379	11,314,193

EOG Resources, Inc.	75,411	9,657,887

Pioneer Natural Resources Co.	132,824	16,503,382

		37,475,462

Packaged Foods & Meats–3.72%

Danone S.A. (France)	202,978	14,140,677

Kellogg Co.	485,229	31,263,304

		45,403,981

Paper Products–0.92%

International Paper Co.	241,225	11,236,260

Pharmaceuticals–14.02%

Eli Lilly & Co.	181,906	10,330,442

GlaxoSmithKline PLC -ADR (United Kingdom)	304,162	14,268,239

Johnson & Johnson	259,326	21,142,849

Merck & Co., Inc.	398,608	17,630,432

Novartis AG -ADR (Switzerland)	415,613	29,608,270

Pfizer Inc.	722,979	20,865,174

Roche Holding AG (Switzerland)	112,441	26,249,187

Sanofi -ADR (France)	494,956	25,282,352

Zoetis Inc.	174,506	5,828,500

		171,205,445

Property & Casualty Insurance–4.15%

Berkshire Hathaway Inc. -Class A (b)	168	26,255,040

Progressive Corp. (The)	965,472	24,397,477

		50,652,517

	Shares	Value

Railroads–0.88%

Union Pacific Corp.	75,663	$10,775,168

Semiconductors–3.45%

Analog Devices, Inc.	471,838	21,935,749

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	6,047,823	20,220,070

		42,155,819

Systems Software–4.21%

Microsoft Corp.	775,295	22,181,190

Symantec Corp. (b)	1,185,454	29,257,005

		51,438,195

Wireless Telecommunication Services–1.32%

Vodafone Group PLC (United Kingdom)	5,678,918	16,118,227

Total Common Stocks & Other Equity Interests (Cost $839,278,834)		1,125,843,989

Money Market Funds–7.70%

Liquid Assets Portfolio –Institutional Class (c)	47,005,098	47,005,098

Premier Portfolio –Institutional Class (c)	47,005,097	47,005,097

Total Money Market Funds (Cost $94,010,195)		94,010,195

TOTAL INVESTMENTS–99.89% (Cost $933,289,029)		1,219,854,184

OTHER ASSETS LESS LIABILITIES–0.11%		1,296,011

NET ASSETS–100.00%		$1,221,150,195

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco V.I. Core Equity Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

Invesco V.I. Core Equity Fund

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,154,812,935	$65,041,249	$--	$1,219,854,184

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2013 was $58,943,596 and $41,380,695, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$292,321,199
Aggregate unrealized (depreciation) of investment securities	(10,319,636)
Net unrealized appreciation of investment securities	$282,001,563
Cost of investments for tax purposes is $937,852,621.

Invesco V.I. Core Equity Fund

Invesco V.I. Diversified Dividend Fund

Quarterly Schedule of Portfolio Holdings

March 31, 2013

invesco.com/us	VIDDI-QTR-1 03/13	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–94.25%

Aerospace & Defense–3.98%

General Dynamics Corp.	104,096	$7,339,809

Raytheon Co.	134,978	7,935,357

		15,275,166

Air Freight & Logistics–1.06%

United Parcel Service, Inc. -Class B	47,133	4,048,725

Apparel Retail–0.59%

TJX Cos., Inc. (The)	48,027	2,245,262

Apparel, Accessories & Luxury Goods–0.57%

Columbia Sportswear Co.	37,739	2,184,333

Asset Management & Custody Banks–2.77%

Federated Investors, Inc. -Class B	256,252	6,065,485

Legg Mason, Inc.	141,841	4,560,188

		10,625,673

Auto Parts & Equipment–1.66%

Johnson Controls, Inc.	182,039	6,384,108

Brewers–2.98%

Heineken N.V. (Netherlands)	151,435	11,429,872

Building Products–1.71%

Masco Corp.	323,922	6,559,420

Consumer Finance–0.54%

Capital One Financial Corp.	37,702	2,071,725

Data Processing & Outsourced Services–1.65%

Automatic Data Processing, Inc.	97,514	6,340,360

Distillers & Vintners–0.35%

Treasury Wine Estates (Australia)	227,094	1,352,388

Drug Retail–2.18%

Walgreen Co.	175,052	8,346,479

Electric Utilities–7.32%

American Electric Power Co., Inc.	137,986	6,710,259

Duke Energy Corp.	69,439	5,040,577

Entergy Corp.	53,160	3,361,839

Exelon Corp.	202,000	6,964,960

Pepco Holdings, Inc.	193,637	4,143,832

PPL Corp.	59,504	1,863,070

		28,084,537

Food Distributors–2.03%

Sysco Corp.	221,242	7,781,081

	Shares	Value

Gas Utilities–1.20%

AGL Resources Inc.	110,059	$4,616,975

General Merchandise Stores–2.03%

Target Corp.	113,639	7,778,590

Health Care Equipment–2.81%

Medtronic, Inc.	75,293	3,535,759

Stryker Corp.	110,994	7,241,249

		10,777,008

Hotels, Resorts & Cruise Lines–1.66%

Accor S.A. (France)	70,546	2,450,350

Marriott International Inc. -Class A	92,461	3,904,628

		6,354,978

Household Products–4.15%

Kimberly-Clark Corp.	95,192	9,326,912

Procter & Gamble Co. (The)	85,728	6,606,200

		15,933,112

Housewares & Specialties–1.36%

Newell Rubbermaid Inc.	200,042	5,221,096

Industrial Machinery–1.89%

Pentair Ltd.	137,109	7,232,500

Integrated Oil & Gas–1.50%

Exxon Mobil Corp.	15,558	1,401,932

Total S.A. (France)	91,041	4,350,932

		5,752,864

Integrated Telecommunication Services–1.18%

AT&T Inc.	123,780	4,541,488

Investment Banking & Brokerage–2.06%

Charles Schwab Corp. (The)	446,391	7,896,657

Life & Health Insurance–3.31%

Lincoln National Corp.	139,500	4,549,095

Prudential Financial, Inc.	48,856	2,882,016

StanCorp Financial Group, Inc.	123,532	5,282,228

		12,713,339

Motorcycle Manufacturers–0.62%

Harley-Davidson, Inc.	44,940	2,395,302

Movies & Entertainment–1.34%

Time Warner Inc.	89,459	5,154,628

Multi-Utilities–3.55%

Consolidated Edison, Inc.	79,403	4,845,965

Dominion Resources, Inc.	57,618	3,352,215

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Dividend Fund

	Shares	Value

Multi-Utilities–(continued)

Sempra Energy	67,803	$5,420,172

		13,618,352

Office Services & Supplies–1.05%

Avery Dennison Corp.	93,490	4,026,614

Packaged Foods & Meats–8.80%

Campbell Soup Co.	195,291	8,858,400

General Mills, Inc.	272,236	13,423,957

Kraft Foods Group, Inc.	98,138	5,057,051

Mead Johnson Nutrition Co.	21,876	1,694,296

Mondelez International Inc. -Class A	155,143	4,748,927

		33,782,631

Paper Packaging–0.67%

Sonoco Products Co.	73,865	2,584,536

Paper Products–1.19%

International Paper Co.	97,704	4,551,052

Personal Products–1.06%

L’Oreal S.A. (France)	25,714	4,076,859

Pharmaceuticals–4.75%

Bristol-Myers Squibb Co.	55,645	2,292,017

Eli Lilly & Co.	117,740	6,686,455

Johnson & Johnson	87,866	7,163,715

Novartis AG (Switzerland)	29,347	2,089,622

		18,231,809

Property & Casualty Insurance–1.22%

Travelers Cos., Inc. (The)	55,392	4,663,453

Regional Banks–8.05%

Cullen/Frost Bankers, Inc.	31,806	1,988,829

Fifth Third Bancorp	326,532	5,325,737

M&T Bank Corp.	44,622	4,603,206

SunTrust Banks, Inc.	359,171	10,347,717

Zions Bancorp.	345,750	8,640,292

		30,905,781

Restaurants–0.56%

Brinker International, Inc.	57,385	2,160,545

	Shares	Value

Semiconductors–2.34%

Linear Technology Corp.	82,887	$3,180,374

Texas Instruments Inc.	163,847	5,813,292

		8,993,666

Soft Drinks–0.91%

Coca-Cola Co. (The)	86,750	3,508,170

Specialized REIT’s–1.46%

Weyerhaeuser Co.	178,800	5,610,744

Systems Software–0.80%

Microsoft Corp.	107,392	3,072,485

Thrifts & Mortgage Finance–1.62%

Hudson City Bancorp, Inc.	717,040	6,195,226

Tobacco–1.72%

Altria Group, Inc.	136,068	4,679,378

Philip Morris International Inc.	20,577	1,907,694

		6,587,072

Total Common Stocks & Other Equity Interests (Cost $288,675,693)		361,666,661

Money Market Funds–5.72%

Liquid Assets Portfolio –Institutional Class (b)	10,972,577	10,972,577

Premier Portfolio –Institutional Class (b)	10,972,577	10,972,577

Total Money Market Funds (Cost $21,945,155)		21,945,154

TOTAL INVESTMENTS–99.97% (Cost $310,620,848)		383,611,815

OTHER ASSETS LESS LIABILITIES–0.03%		106,058

NET ASSETS–100.00%		$383,717,873

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Dividend Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Diversified Dividend Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco V.I. Diversified Dividend Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$364,389,001	$19,222,814	$--	$383,611,815
Foreign Currency Contracts*	--	74,365	--	74,365
Total Investments	$364,389,001	$19,297,179	$--	$383,686,180

  * Unrealized appreciation.

NOTE 3 -- Derivative Investments

Open Foreign Currency Contracts

Settlement		Contract to			Notional	Unrealized
Date	Counterparty	Deliver		Receive	Value	Appreciation
04/26/2013	State Street	EUR	8,001,339	USD 10,332,009	$10,257,644	$74,365

Currency Abbreviations:

EUR -- Euro

USD -- U.S. Dollar

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2013 was $14,073,052 and $22,646,660, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$77,507,835
Aggregate unrealized (depreciation) of investment securities	(5,495,443)
Net unrealized appreciation of investment securities	$72,012,392
Cost of investments for tax purposes is $311,599,423.

Invesco V.I. Diversified Dividend Fund

Invesco V.I. Diversified Income Fund

Quarterly Schedule of Portfolio Holdings

March 31, 2013

invesco.com/us	VIDIN-QTR-1 03/13	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2013

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–87.24%

Advertising–0.12%

National CineMedia LLC, Sr. Sec. Global Notes, 6.00%, 04/15/22	$1,000	$1,080

Omnicom Group Inc., Sr. Unsec. Gtd. Global Notes, 3.63%, 05/01/22	25,000	25,448

		26,528

Aerospace & Defense–0.51%

B/E Aerospace Inc., Sr. Unsec. Notes, 5.25%, 04/01/22	3,000	3,116

Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.75%, 03/15/20(b)	15,000	17,325

DigitalGlobe Inc., Sr. Unsec. Gtd. Notes, 5.25%, 02/01/21(b)	8,000	7,980

General Dynamics Corp., Sr. Unsec. Gtd. Global Notes, 2.25%, 11/15/22	60,000	57,856

Huntington Ingalls Industries Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 03/15/18	5,000	5,463

7.13%, 03/15/21	10,000	10,950

Spirit Aerosystems Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	10,000	10,725

TransDigm Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 10/15/20(b)	2,000	2,100

		115,515

Agricultural Products–0.36%

Ingredion Inc., Sr. Unsec. Global Notes, 1.80%, 09/25/17	45,000	45,223

Sr. Unsec. Notes, 6.63%, 04/15/37	30,000	36,003

		81,226

Airlines–2.34%

American Airlines Inc., Sr. Sec. Gtd. Notes, 7.50%, 03/15/16 (Acquired 03/15/11-10/14/11; Cost $9,181)(b)(c)	10,000	11,525

American Airlines Pass Through Trust, Series 2009-1A, Sec. Pass Through Ctfs., 10.38%, 07/02/19	36,784	38,370

Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	72,774	77,687

	Principal Amount	Value

Airlines–(continued)

Continental Airlines Pass Through Trust, Series 2007-1, Class C, Sec. Global Pass Through Ctfs., 7.34%, 04/19/14	$2,936	$3,022

Series 2009-1, Sec. Pass Through Ctfs., 9.00%, 07/08/16	99,615	115,802

Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	10,877	12,229

Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.00%, 01/12/19	12,238	12,682

Series 2012-3, Class C, Sr. Sec. Pass Through Ctfs., 6.13%, 04/29/18	3,000	3,045

Delta Air Lines Pass Through Trust, Series 2009-1, Class A, Sr. Sec. Pass Through Ctfs., 7.75%, 12/17/19	34,513	40,401

Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16(b)	5,000	5,294

Series 2010-2, Class A, Sec. Pass Through Ctfs., 4.95%, 05/23/19	52,160	57,245

Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15	5,000	5,288

Series 2011-1, Class A, Sec. Pass Through Ctfs., 5.30%, 04/15/19	12,979	14,406

Series 2012-1, Class A, Sr. Sec. Pass Through Ctfs., 4.75%, 05/07/20	60,000	65,287

UAL Pass Through Trust, Series 2009-1, Sr. Sec. Gtd. Global Pass Through Ctfs., 10.40%, 11/01/16	31,788	36,954

Series 2009-2A, Sr. Sec. Gtd. Global Pass Through Ctfs., 9.75%, 01/15/17	22,274	25,880

US Airways Pass Through Trust, Series 2012-1, Class A, Sr. Sec. Pass Through Ctfs., 5.90%, 10/01/24	1,000	1,127

Series 2012-1, Class B, Sec. Pass Through Ctfs., 8.00%, 10/01/19	1,000	1,113

Series 2012-1, Class C, Sec. Pass Through Ctfs., 9.13%, 10/01/15	1,000	1,079

		528,436

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value

Alternative Carriers–0.21%

Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	$10,000	$11,150

Level 3 Communications Inc., Sr. Unsec. Global Notes, 11.88%, 02/01/19	12,000	14,130

Sr. Unsec. Notes, 8.88%, 06/01/19(b)	4,000	4,380

Level 3 Financing Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 07/15/20	2,000	2,250

9.38%, 04/01/19	12,000	13,530

Sr. Unsec. Gtd. Notes, 7.00%, 06/01/20(b)	2,000	2,105

		47,545

Apparel Retail–0.16%

Express LLC/Express Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/18	7,000	7,656

J. Crew Group Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/19	14,000	15,155

Limited Brands Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 06/15/19	10,000	12,313

		35,124

Apparel, Accessories & Luxury Goods–0.28%

Hanesbrands Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	14,000	15,260

Jones Group Inc./Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, Sr. Unsec. Notes, 6.88%, 03/15/19	20,000	21,300

Levi Strauss & Co., Sr. Unsec. Global Notes, 6.88%, 05/01/22	8,000	8,790

7.63%, 05/15/20	15,000	16,556

PVH Corp., Sr. Unsec. Global Notes, 4.50%, 12/15/22	2,000	1,985

		63,891

Application Software–0.03%

Nuance Communications Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/20(b)	7,000	7,105

Asset Management & Custody Banks–0.68%

Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 6.25%, 08/15/42(b)	45,000	52,107

Carlyle Holdings II Finance LLC, Unsec. Gtd. Notes, 5.63%, 03/30/43(b)	55,000	55,237

Prospect Capital Corp., Sr. Unsec. Global Notes, 5.88%, 03/15/23	45,000	45,165

		152,509

	Principal Amount	Value

Auto Parts & Equipment–0.10%

Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 7.13%, 05/15/19(b)	$14,000	$15,120

American Axle & Manufacturing Inc., Sr. Unsec. Gtd. Notes, 6.25%, 03/15/21	5,000	5,150

6.63%, 10/15/22	3,000	3,120

		23,390

Automobile Manufacturers–0.21%

Ford Motor Co., Sr. Unsec. Global Notes, 4.75%, 01/15/43	50,000	46,875

Automotive Retail–0.47%

Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	95,000	105,000

Biotechnology–0.02%

STHI Holding Corp., Sec. Gtd. Notes, 8.00%, 03/15/18(b)	5,000	5,463

Brewers–1.25%

Anheuser-Busch InBev Worldwide Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 2.88%, 02/15/16	125,000	132,643

4.13%, 01/15/15	90,000	95,488

Heineken NV (Netherlands), Sr. Unsec. Notes, 1.40%, 10/01/17(b)	55,000	54,908

		283,039

Broadcasting–1.97%

Clear Channel Worldwide Holdings Inc., Series A, Sr. Unsec. Gtd. Notes, 6.50%, 11/15/22(b)	2,000	2,095

Series B, Sr. Unsec. Gtd. Notes, 6.50%, 11/15/22(b)	6,000	6,360

Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/20	14,000	14,683

COX Communications Inc., Sr. Unsec. Global Notes, 5.45%, 12/15/14	30,000	32,444

Sr. Unsec. Notes, 8.38%, 03/01/39(b)	75,000	111,173

9.38%, 01/15/19(b)	140,000	194,091

Discovery Communications LLC, Sr. Unsec. Gtd. Global Notes, 4.88%, 04/01/43	75,000	76,789

LIN Television Corp., Sr. Unsec. Gtd. Notes, 6.38%, 01/15/21(b)	4,000	4,280

Starz LLC/Starz Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/19	2,000	2,070

		443,985

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value

Building Products–0.64%

American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	$15,000	$15,713

Building Materials Corp. of America, Sr. Unsec. Gtd. Notes, 7.50%, 03/15/20(b)	18,000	19,687

Masco Corp., Sr. Unsec. Global Notes, 5.95%, 03/15/22	3,000	3,384

Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	16,000	17,820

10.00%, 12/01/18	5,000	5,625

Owens Corning Inc., Sr. Unsec. Gtd. Global Notes, 4.20%, 12/15/22	40,000	41,168

Ply Gem Industries Inc., Sr. Sec. Gtd. Global Notes, 8.25%, 02/15/18	8,000	8,780

Sr. Unsec. Gtd. Global Notes, 9.38%, 04/15/17	5,000	5,513

USG Corp., Sr. Unsec. Gtd. Notes, 7.88%, 03/30/20(b)	12,000	13,830

Sr. Unsec. Notes, 9.75%, 01/15/18	10,000	11,900

		143,420

Cable & Satellite–2.82%

CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/21(b)	5,000	5,025

Comcast Corp., Sr. Unsec. Gtd. Global Notes, 4.25%, 01/15/33	80,000	80,796

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 2.40%, 03/15/17	25,000	25,716

Sr. Unsec. Gtd. Notes, 1.75%, 01/15/18	40,000	39,639

DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 07/15/22	5,000	5,269

Sr. Unsec. Gtd. Notes, 5.00%, 03/15/23(b)	9,000	8,887

Hughes Satellite Systems Corp., Sr. Sec. Gtd. Global Notes, 6.50%, 06/15/19	4,000	4,410

Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	5,000	5,750

Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes, 7.25%, 10/15/20	14,000	15,487

7.50%, 04/01/21	15,000	16,781

Sr. Unsec. Gtd. Notes, 6.63%, 12/15/22(b)	10,000	10,662

NBC Universal Media LLC, Sr. Unsec. Global Notes, 2.10%, 04/01/14	35,000	35,540

5.95%, 04/01/41	35,000	42,744

	Principal Amount	Value

Cable & Satellite–(continued)

Time Warner Cable, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 07/01/18	$55,000	$67,640

Sr. Unsec. Gtd. Notes, 5.00%, 02/01/20	38,000	43,350

ViaSat Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 06/15/20	13,000	13,975

Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Global Notes, 6.50%, 01/15/18	200,000	214,909

		636,580

Casinos & Gaming–0.68%

Ameristar Casinos Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/21	10,000	10,975

Caesars Entertainment Operating Co. Inc., Sec. Gtd. Global Notes, 12.75%, 04/15/18	10,000	7,875

Sr. Sec. Gtd. Notes, 9.00%, 02/15/20(b)	8,000	8,120

Sr. Unsec. Gtd. Global Notes, 5.38%, 12/15/13	4,000	3,945

Caesars Operating Escrow LLC/Caesars Escrow Corp., Sr. Sec. Gtd. Notes, 9.00%, 02/15/20(b)	3,000	3,045

9.00%, 02/15/20(b)	5,000	5,075

CityCenter Holdings LLC/CityCenter Finance Corp., Sr. Sec. Gtd. Global Notes, 7.63%, 01/15/16	9,000	9,731

10.75%, 01/15/17	10,137	11,265

MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/21	20,000	21,125

8.63%, 02/01/19	2,000	2,343

Sr. Unsec. Gtd. Notes, 6.75%, 10/01/20(b)	2,000	2,133

7.75%, 03/15/22	15,000	16,819

Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	10,000	10,700

Snoqualmie Entertainment Authority, Sr. Sec. Floating Rate Notes, 4.22%, 02/01/14(b)(d)	7,000	6,991

Sr. Sec. Notes, 9.13%, 02/01/15(b)	13,000	13,016

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Sec. First Mortgage Gtd. Global Notes, 5.38%, 03/15/22	20,000	21,012

		154,170

Catalog Retail–0.40%

QVC Inc., Sr. Sec. Gtd. Notes, 4.38%, 03/15/23(b)	90,000	90,719

Coal & Consumable Fuels–0.23%

Alpha Natural Resources Inc., Sr. Unsec. Gtd. Notes, 9.75%, 04/15/18	4,000	4,310

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value

Coal & Consumable Fuels–(continued)

CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 04/01/20	$23,000	$25,645

Peabody Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 11/15/18	11,000	11,770

Sr. Unsec. Gtd. Notes, 6.50%, 09/15/20	9,000	9,630

		51,355

Communications Equipment–0.07%

Avaya Inc., Sec. Gtd. Notes, 10.50%, 03/01/21(b)	4,000	3,860

Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	10,000	9,800

9.00%, 04/01/19(b)	3,000	3,150

		16,810

Computer & Electronics Retail–0.07%

Rent-A-Center Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 11/15/20	15,000	16,181

Computer Storage & Peripherals–0.07%

Seagate HDD Cayman, Sr. Unsec. Gtd. Global Notes, 7.00%, 11/01/21	15,000	16,388

Construction & Engineering–0.41%

Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	12,000	12,870

Sr. Unsec. Gtd. Sub. Notes, 7.13%, 01/15/21(b)	3,000	3,217

MasTec Inc., Sr. Unsec. Gtd. Notes, 4.88%, 03/15/23	2,000	1,988

Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	25,000	26,281

URS Corp., Sr. Unsec. Gtd. Notes, 5.25%, 04/01/22(b)	45,000	47,523

		91,879

Construction & Farm Machinery & Heavy Trucks–1.04%

Caterpillar Financial Services Corp., Sr. Unsec. Notes, 0.70%, 11/06/15	85,000	85,098

Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	8,000	8,150

Deere & Co., Sr. Unsec. Notes, 3.90%, 06/09/42	65,000	64,526

John Deere Capital Corp., Sr. Unsec. Global Notes, 0.88%, 04/17/15	30,000	30,194

Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	5,000	5,688

	Principal Amount	Value

Construction & Farm Machinery & Heavy Trucks–(continued)

Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	$11,000	$11,248

Terex Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 05/15/21	2,000	2,118

Titan International Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 10/01/17	25,000	27,062

		234,084

Construction Materials–0.47%

CRH America Inc. (Ireland), Sr. Unsec. Gtd. Notes, 4.13%, 01/15/16	80,000	84,336

Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	19,000	20,948

		105,284

Consumer Finance–1.30%

Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 03/15/20	2,000	2,482

Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 4.25%, 09/20/22	200,000	206,367

General Motors Financial Co. Inc., Sr. Unsec. Gtd. Notes, 4.75%, 08/15/17(b)	2,000	2,090

SLM Corp., Sr. Unsec. Medium-Term Global Notes, 6.25%, 01/25/16	75,000	82,016

		292,955

Data Processing & Outsourced Services–0.47%

Computer Sciences Corp., Sr. Unsec. Global Notes, 4.45%, 09/15/22	30,000	31,796

CoreLogic, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/01/21	17,000	18,891

First Data Corp., Sec. Gtd. Notes, 8.25%, 01/15/21(b)	16,000	16,720

Sr. Sec. Gtd. Notes, 6.75%, 11/01/20(b)	15,000	15,750

7.38%, 06/15/19(b)	9,000	9,630

SunGard Data Systems Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/15/18	5,000	5,375

WEX Inc., Sr. Unsec. Gtd. Notes, 4.75%, 02/01/23(b)	7,000	6,790

		104,952

Department Stores–0.07%

Sears Holdings Corp., Sr. Sec. Gtd. Global Notes, 6.63%, 10/15/18	15,000	14,625

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value

Distillers & Vintners–0.06%

Constellation Brands Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	$10,000	$11,538

Sr. Unsec. Gtd. Notes, 6.00%, 05/01/22	2,000	2,200

		13,738

Diversified Banks–3.72%

Abbey National Treasury Services PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.88%, 04/25/14	25,000	25,394

ABN Amro Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.00%, 01/31/14(b)	200,000	202,481

Bank of Montreal (Canada), Sr. Unsec. Medium-Term Notes, 0.80%, 11/06/15	75,000	76,097

Bank of Nova Scotia (Canada), Sr. Unsec. Global Notes, 2.38%, 12/17/13	70,000	71,075

HSBC Holdings PLC (United Kingdom), Sr. Unsec. Global Notes, 4.00%, 03/30/22	45,000	48,633

ING Bank N.V. (Netherlands), Unsec. Sub. Notes, 5.13%, 05/01/15(b)	100,000	103,991

Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub. Notes, 6.13%, 12/15/22	12,000	12,533

Societe Generale S.A. (France), Sr. Unsec. Notes, 2.50%, 01/15/14(b)	130,000	130,982

Standard Chartered PLC (Hong Kong), Sr. Unsec. Notes, 5.50%, 11/18/14(b)	55,000	59,002

VTB Bank OJSC Via VTB Capital S.A. (Russia), Sr. Unsec. Loan Participation Notes, 6.55%, 10/13/20(b)	100,000	109,681

		839,869

Diversified Capital Markets–0.53%

UBS AG (Switzerland), Sr. Unsec. Medium-Term Global Bank Notes, 5.75%, 04/25/18	100,000	118,740

Diversified Chemicals–0.38%

Dow Chemical Co. (The), Sr. Unsec. Global Notes, 3.00%, 11/15/22	85,000	83,714

Eagle Spinco Inc., Sr. Unsec. Gtd. Notes, 4.63%, 02/15/21(b)	2,000	2,050

		85,764

Diversified Metals & Mining–2.01%
BHP Billition Finance USA Ltd. (Australia), Sr. Unsec. Gtd. Global Notes, 6.50%, 04/01/19	125,000	158,662

	Principal Amount	Value

Diversified Metals & Mining–(continued)

FMG Resources Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.38%, 02/01/16(b)	$7,000	$7,254

6.88%, 04/01/22(b)	6,000	6,315

Freeport-McMoran Copper & Gold Inc., Sr. Unsec. Notes, 3.88%, 03/15/23(b)	75,000	74,811

Rio Tinto Finance USA Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 7.13%, 07/15/28	20,000	27,301

Rio Tinto Finance USA PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 3.50%, 03/22/22	80,000	82,899

Southern Copper Corp., Sr. Unsec. Global Notes, 5.25%, 11/08/42	70,000	66,823

Walter Energy Inc., Sr. Unsec. Gtd. Notes, 8.50%, 04/15/21(b)	5,000	5,112

Xstrata Finance Canada Ltd. (Canada), Sr. Unsec. Gtd. Notes, 5.30%, 10/25/42(b)	25,000	24,480

		453,657

Diversified REIT’s–0.86%

Dexus Diversified Trust/Dexus Office Trust (Australia), Sr. Unsec. Gtd. Notes, 5.60%, 03/15/21(b)	180,000	193,412

Drug Retail–1.12%

CVS Caremark Corp., Sr. Unsec. Global Notes, 2.75%, 12/01/22	60,000	59,318

CVS Pass Through Trust, Sr. Sec. Mortgage Pass Through Ctfs., 5.77%, 01/10/33(b)	165,880	193,389

		252,707

Electric Utilities–2.85%

Appalachian Power Co., Sr. Unsec. Floating Rate Notes, 0.67%, 08/16/13(d)	50,000	50,056

DCP Midstream LLC, Sr. Unsec. Notes, 9.70%, 12/01/13(b)	100,000	105,875

Enel Finance International N.V. (Italy), Sr. Unsec. Gtd. Notes, 3.88%, 10/07/14(b)	100,000	102,900

LSP Energy L.P./LSP Batesville Funding Corp., Series D, Sr. Sec. Bonds, 8.16%, 07/15/25(c)	25,000	0

Mississippi Power Co., Series 12, Class A, Sr. Unsec. Notes, 4.25%, 03/15/42	60,000	60,047

NextEra Energy Capital Holdings Inc., Sr. Unsec. Gtd. Notes, 1.20%, 06/01/15	25,000	25,200

Ohio Power Co., Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	100,000	121,068

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value

Electric Utilities–(continued)

PPL Electric Utilities Corp., Sec. First Mortgage Bonds, 6.25%, 05/15/39	$45,000	$60,639

System Energy Resources Inc., Sec. First Mortgage Bonds, 4.10%, 04/01/23	50,000	51,890

Virginia Electric & Power Co., Sr. Unsec. Notes, 5.00%, 06/30/19	55,000	65,458

		643,133

Electrical Components & Equipment–0.07%

Belden Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 09/01/22(b)	5,000	5,150

General Cable Corp., Sr. Unsec. Gtd. Notes, 5.75%, 10/01/22(b)	5,000	5,125

Polypore International Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/17	5,000	5,400

		15,675

Electronic Components–0.25%

Corning, Inc., Sr. Unsec. Notes, 4.75%, 03/15/42	55,000	56,623

Electronic Manufacturing Services–0.05%

Sanmina Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	10,000	10,500

Environmental & Facilities Services–0.31%

Clean Harbors Inc., Sr. Unsec. Gtd. Notes, 5.13%, 06/01/21(b)	3,000	3,075

Waste Management, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/14	65,000	67,636

		70,711

Food Distributors–0.01%

ARAMARK Corp., Sr. Unsec. Gtd. Notes, 5.75%, 03/15/20(b)	3,000	3,083

Forest Products–0.04%

Millar Western Forest Products Ltd. (Canada), Sr. Unsec. Global Notes, 8.50%, 04/01/21	10,000	10,025

Gas Utilities–0.19%

AmeriGas Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 05/20/22	7,000	7,656

Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	8,000	8,280

Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 7.38%, 08/01/21	5,000	5,544

Sr. Unsec. Notes, 7.38%, 03/15/20	20,000	21,750

		43,230

	Principal Amount	Value

General Merchandise Stores–0.12%

Dollar General Corp., Sr. Unsec. Gtd. Global Notes, 4.13%, 07/15/17	$25,000	$26,813

Gold–2.94%

Barrick Gold Corp. (Canada), Sr. Unsec. Global Notes, 2.90%, 05/30/16	65,000	68,505

3.85%, 04/01/22	35,000	35,978

Barrick North America Finance LLC (Canada), Sr. Unsec. Gtd. Global Notes, 5.70%, 05/30/41	50,000	53,709

Eldorado Gold Corp. (Canada), Sr. Unsec. Notes, 6.13%, 12/15/20(b)	5,000	5,230

Gold Fields Orogen Holding BVI Ltd. (South Africa), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(b)	200,000	195,578

Kinross Gold Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 5.13%, 09/01/21	75,000	78,604

6.88%, 09/01/41	75,000	78,099

Newcrest Finance Pty Ltd. (Australia), Sr. Unsec. Gtd. Notes, 5.75%, 11/15/41(b)	35,000	37,568

Newmont Mining Corp., Sr. Unsec. Gtd. Global Notes, 3.50%, 03/15/22	110,000	110,880

		664,151

Health Care Distributors–0.57%

AmerisourceBergen Corp., Sr. Unsec. Gtd. Notes, 3.50%, 11/15/21	120,000	129,213

Health Care Equipment–0.37%

Biomet Inc., Sr. Unsec. Gtd. Notes, 6.50%, 08/01/20(b)	2,000	2,130

Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/20(b)	5,000	5,162

DJO Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 7.75%, 04/15/18	2,000	2,060

Sr. Unsec. Gtd. Sub. Global Notes, 9.75%, 10/15/17	10,000	10,475

Medtronic Inc., Sr. Unsec. Global Notes, 4.00%, 04/01/43	55,000	53,389

Universal Hospital Services Inc., Sr. Sec. Gtd. Global Notes, 7.63%, 08/15/20	5,000	5,419

Sr. Sec. Gtd. Notes, 7.63%, 08/15/20(b)	5,000	5,419

		84,054

Health Care Facilities–0.26%

HCA, Inc., Sr. Sec. Gtd. Global Notes, 5.88%, 03/15/22	5,000	5,400

Sr. Unsec. Gtd. Global Notes, 5.88%, 05/01/23	23,000	24,121

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value

Health Care Facilities–(continued)

HealthSouth Corp., Sr. Unsec. Gtd. Notes, 7.75%, 09/15/22	$13,000	$14,170

Radiation Therapy Services Inc., Sr. Sec. Gtd. Global Notes, 8.88%, 01/15/17	5,000	4,925

Tenet Healthcare Corp., Sr. Sec. Gtd. Notes, 4.75%, 06/01/20(b)	2,000	2,020

Sr. Unsec. Global Notes, 6.75%, 02/01/20	7,000	7,560

		58,196

Health Care Services–1.10%

Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 2.65%, 02/15/17	100,000	104,978

Medco Health Solutions Inc., Sr. Unsec. Notes, 2.75%, 09/15/15	35,000	36,437

Orlando Lutheran Towers Inc., Unsec. Bonds, 8.00%, 07/01/17	100,000	99,182

Prospect Medical Holdings Inc., Sr. Sec. Notes, 8.38%, 05/01/19(b)	7,000	7,490

		248,087

Health Care Technology–0.07%

MedAssets Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/18	15,000	16,481

Homebuilding–0.94%

Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 06/15/16	15,000	16,350

Sr. Unsec. Gtd. Notes, 7.25%, 02/01/23(b)	2,000	2,065

K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Notes, 7.25%, 10/15/20(b)	9,000	10,035

Sr. Unsec. Gtd. Global Notes, 6.25%, 01/15/16	12,000	12,180

Sr. Unsec. Gtd. Notes, 7.50%, 05/15/16	3,000	3,056

11.88%, 10/15/15	2,000	2,280

Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	10,000	11,337

Sr. Unsec. Gtd. Notes, 4.75%, 11/15/22(b)	3,000	2,959

M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	10,000	11,137

MDC Holdings Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/43	115,000	113,540

Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 04/01/22	3,000	3,360

Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	4,000	4,115

	Principal Amount	Value

Homebuilding–(continued)

Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 7.75%, 04/15/20(b)	$14,000	$15,155

Toll Brothers Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 02/15/22	3,000	3,353

		210,922

Hotels, Resorts & Cruise Lines–0.87%

Carnival Corp., Sr. Unsec. Gtd. Global Notes, 1.88%, 12/15/17	45,000	45,073

Choice Hotels International, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/22	2,000	2,225

Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 5.25%, 11/15/22	25,000	25,562

7.50%, 10/15/27	10,000	11,463

Wyndham Worldwide Corp., Sr. Unsec. Notes, 5.63%, 03/01/21	100,000	112,836

		197,159

Household Products–0.12%

Central Garden & Pet Co., Sr. Unsec. Gtd. Sub. Notes, 8.25%, 03/01/18	11,000	11,344

Reynolds Group Holdings Inc., Sr. Sec. Gtd. Global Notes, 5.75%, 10/15/20	15,000	15,337

		26,681

Housewares & Specialties–0.03%

American Greetings Corp., Sr. Unsec. Gtd. Notes, 7.38%, 12/01/21	5,000	5,075

Spectrum Brands Escrow Corp., Sr. Unsec. Gtd. Notes, 6.38%, 11/15/20(b)	2,000	2,160

		7,235

Independent Power Producers & Energy Traders–0.24%

AES Corp/VA, Sr. Unsec. Global Notes, 7.38%, 07/01/21	10,000	11,662

8.00%, 10/15/17	18,000	21,262

Calpine Corp., Sr. Sec. Gtd. Notes, 7.50%, 02/15/21(b)	8,000	8,820

NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 01/15/18	9,000	10,260

Sr. Unsec. Gtd. Notes, 6.63%, 03/15/23(b)	2,000	2,128

		54,132

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value

Industrial Conglomerates–1.42%

General Electric Co., Sr. Unsec. Global Notes, 2.70%, 10/09/22	$35,000	$35,028

Hutchison Whampoa International Ltd. (Hong Kong), Sr. Unsec. Gtd. Notes, 5.75%, 09/11/19(b)	100,000	118,508

7.63%, 04/09/19(b)	130,000	166,179

		319,715

Industrial Machinery–0.74%

Actuant Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 06/15/22	3,000	3,112

Pentair Finance S.A., Sr. Unsec. Gtd. Notes, 1.35%, 12/01/15(b)	110,000	110,238

3.15%, 09/15/22(b)	55,000	54,531

		167,881

Insurance Brokers–0.61%

Hub International Ltd., Sr. Unsec. Gtd. Notes, 8.13%, 10/15/18(b)	3,000	3,158

Marsh & McLennan Cos. Inc., Sr. Unsec. Notes, 9.25%, 04/15/19	100,000	134,501

		137,659

Integrated Oil & Gas–0.33%

Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 5.50%, 01/21/21	65,000	74,947

Integrated Telecommunication Services–2.09%

AT&T Inc., Sr. Unsec. Global Notes, 1.70%, 06/01/17	60,000	60,762

2.50%, 08/15/15	60,000	62,360

2.95%, 05/15/16	35,000	36,971

4.45%, 05/15/21	15,000	16,921

Telefonica Emisiones S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/21	90,000	96,819

Telemar Norte Leste S.A. (Brazil), Sr. Unsec. Notes, 5.50%, 10/23/20(b)	161,000	167,660

Verizon Communications, Inc., Sr. Unsec. Global Notes, 4.75%, 11/01/41	30,000	29,574

		471,067

Internet Software & Services–0.11%

CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Notes, 6.38%, 11/15/22(b)	10,000	10,550

Equinix Inc., Sr. Unsec. Notes, 5.38%, 04/01/23	15,000	15,188

		25,738

	Principal Amount	Value

Investment Banking & Brokerage–5.70%

Charles Schwab Corp. (The), Series A, Jr. Unsec. Sub. Notes, 7.00%(e)	$115,000	$132,825

Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes, 3.63%, 01/22/23	115,000	115,370

5.13%, 01/15/15	50,000	53,396

5.25%, 07/27/21	55,000	62,058

5.75%, 01/24/22	100,000	116,302

Sr. Unsec. Medium-Term Global Notes, 3.70%, 08/01/15	45,000	47,677

Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(b)	105,000	114,714

7.30%, 08/01/14(b)	110,000	117,259

Morgan Stanley, Sr. Unsec. Global Notes, 6.38%, 07/24/42	80,000	96,746

Sr. Unsec. Medium-Term Global Notes, 6.00%, 05/13/14	230,000	242,356

Series F, Sr. Unsec. Medium-Term Global Notes, 5.63%, 09/23/19	130,000	150,199

Raymond James Financial, Inc., Sr. Unsec. Notes, 4.25%, 04/15/16	35,000	37,335

		1,286,237

Leisure Facilities–0.05%

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/21(b)	5,000	5,006

Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	5,000	5,363

		10,369

Life & Health Insurance–2.79%

MetLife Inc., Sr. Unsec. Global Notes, 4.13%, 08/13/42	110,000	104,251

Sr. Unsec. Notes, 6.75%, 06/01/16	55,000	64,761

Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/21(b)	165,000	183,343

Prudential Financial, Inc., Jr. Unsec. Sub. Global Notes, 8.88%, 06/15/38	130,000	161,200

Series D, Sr. Unsec. Medium-Term Notes, 7.38%, 06/15/19	90,000	115,776

		629,331

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value

Managed Health Care–1.35%

Cigna Corp., Sr. Unsec. Global Notes, 5.38%, 02/15/42	$40,000	$45,305

Sr. Unsec. Notes, 4.50%, 03/15/21	45,000	50,264

5.88%, 03/15/41	35,000	42,260

Humana Inc., Sr. Unsec. Global Notes, 4.63%, 12/01/42	35,000	33,686

UnitedHealth Group Inc., Sr. Unsec. Global Notes, 2.75%, 02/15/23	60,000	59,315

Sr. Unsec. Notes, 5.95%, 02/15/41	60,000	74,155

		304,985

Marine–0.01%

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Global Notes, 8.63%, 11/01/17	3,000	3,023

Movies & Entertainment–0.26%

AMC Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	15,000	16,519

Cinemark USA Inc., Sr. Unsec. Gtd. Notes, 5.13%, 12/15/22(b)	7,000	7,070

Coinstar Inc., Sr. Unsec. Gtd. Notes, 6.00%, 03/15/19(b)	9,000	9,225

Live Nation Entertainment Inc., Sr. Unsec. Gtd. Notes, 7.00%, 09/01/20(b)	18,000	19,395

NAI Entertainment Holdings LLC, Sr. Sec. Gtd. Notes, 8.25%, 12/15/17(b)	5,000	5,450

		57,659

Multi-Line Insurance–1.25%

American Financial Group, Inc., Sr. Unsec. Notes, 9.88%, 06/15/19	180,000	244,420

Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Deb., 8.13%, 06/15/38	10,000	11,950

Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	15,000	17,588

Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 9.38%, 08/15/39(b)	5,000	7,313

		281,271

Office Services & Supplies–0.01%

Interface Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 12/01/18	2,000	2,173

Oil & Gas Drilling–0.25%

Atwood Oceanics Inc., Sr. Unsec. Notes, 6.50%, 02/01/20	2,000	2,190

	Principal Amount	Value

Oil & Gas Drilling–(continued)

Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 6.50%, 12/15/21	$10,000	$10,725

Transocean Inc., Sr. Unsec. Gtd. Global Notes, 4.95%, 11/15/15	40,000	43,362

		56,277

Oil & Gas Equipment & Services–0.24%

Bristow Group, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22	7,000	7,569

Calfrac Holdings L.P. (Canada), Sr. Unsec. Gtd. Notes, 7.50%, 12/01/20(b)	18,000	18,315

Exterran Partners L.P./EXLP Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/21(b)	5,000	5,006

Gulfmark Offshore Inc., Sr. Unsec. Global Notes, 6.38%, 03/15/22	7,000	7,280

Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	15,000	15,713

		53,883

Oil & Gas Exploration & Production–3.29%

Anadarko Petroleum Corp., Sr. Unsec. Global Notes, 5.75%, 06/15/14	95,000	100,387

5.95%, 09/15/16	50,000	57,594

Apache Corp., Sr. Unsec. Global Notes, 4.75%, 04/15/43	60,000	61,504

Berry Petroleum Co., Sr. Unsec. Notes, 6.38%, 09/15/22	10,000	10,675

Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/15/22	4,000	4,380

8.25%, 09/01/21	13,000	14,755

Sr. Unsec. Gtd. Notes, 7.63%, 11/15/22(b)	5,000	5,475

Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	5,000	5,488

Sr. Unsec. Gtd. Notes, 5.75%, 03/15/23	3,000	3,060

6.13%, 02/15/21	10,000	10,688

6.63%, 08/15/20	10,000	10,963

Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 5.88%, 05/01/22	18,000	19,440

EOG Resources, Inc., Sr. Unsec. Notes, 4.10%, 02/01/21	45,000	50,890

EV Energy Partners L.P./EV Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/15/19	12,000	12,735

EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	14,000	13,370

Halcon Resources Corp., Sr. Unsec. Gtd. Notes, 8.88%, 05/15/21(b)	14,000	15,155

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

Laredo Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	$2,000	$2,200

MEG Energy Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.38%, 01/30/23(b)	8,000	8,360

6.50%, 03/15/21(b)	2,000	2,140

Oasis Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/23	5,000	5,513

Pemex Project Funding Master Trust (Mexico), Sr. Unsec. Gtd. Global Bonds, 6.63%, 06/15/35	65,000	78,521

Petrobras International Finance Co. (Brazil), Sr. Unsec. Gtd. Global Notes, 3.50%, 02/06/17	70,000	72,264

5.75%, 01/20/20	40,000	44,276

6.88%, 01/20/40	45,000	51,524

Plains Exploration & Production Co., Sr. Unsec. Gtd. Notes, 6.50%, 11/15/20	15,000	16,612

QEP Resources Inc., Sr. Unsec. Global Notes, 5.25%, 05/01/23	5,000	5,150

Sr. Unsec. Notes, 5.38%, 10/01/22	7,000	7,298

Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/22	2,000	2,045

5.75%, 06/01/21	15,000	16,162

SM Energy Co., Sr. Unsec. Global Notes, 6.50%, 11/15/21	4,000	4,420

6.63%, 02/15/19	12,000	12,900

WPX Energy Inc., Sr. Unsec. Global Notes, 6.00%, 01/15/22	15,000	15,825

		741,769

Oil & Gas Refining & Marketing–0.83%

Crosstex Energy, L.P./Crosstex Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 06/01/22(b)	6,000	6,360

CVR Refining LLC/Coffeyville Finance Inc., Sr. Sec. Gtd. Notes, 6.50%, 11/01/22(b)	8,000	8,200

Petronas Capital Ltd. (Malaysia), Sr. Unsec. Gtd. Notes, 5.25%, 08/12/19(b)	100,000	116,057

Tesoro Corp., Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	3,000	3,143

Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Notes, 5.88%, 10/01/20(b)	10,000	10,612

United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	6,000	6,825

Valero Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.63%, 06/15/37	30,000	36,674

		187,871

	Principal Amount	Value

Oil & Gas Storage & Transportation–1.77%

Access Midstream Partners L.P./ACMP Finance Corp., Sr. Unsec. Gtd. Global Notes, 4.88%, 05/15/23	$5,000	$4,950

5.88%, 04/15/21	9,000	9,562

6.13%, 07/15/22	2,000	2,150

Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 08/01/23(b)	8,000	8,000

6.63%, 10/01/20(b)	5,000	5,238

Eagle Rock Energy Partners L.P./Eagle Rock Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.38%, 06/01/19	5,000	5,313

El Paso Pipeline Partners Operating Co. LLC, Sr. Unsec. Gtd. Notes, 4.70%, 11/01/42	35,000	33,256

Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	12,000	13,845

Energy Transfer Partners L.P., Sr. Unsec. Global Notes, 6.05%, 06/01/41	60,000	65,467

Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 6.45%, 09/01/40	70,000	86,570

Inergy Midstream L.P./NRGM Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 12/15/20(b)	10,000	10,462

MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 5.50%, 02/15/23	15,000	15,806

6.25%, 06/15/22	3,000	3,255

6.50%, 08/15/21	10,000	10,850

Plains All American Pipeline L.P./ PAA Finance Corp., Sr. Unsec. Global Notes, 3.65%, 06/01/22	15,000	15,892

Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 12/01/18	5,000	5,487

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 08/01/22	2,000	2,195

6.88%, 02/01/21	15,000	16,500

Teekay Corp. (Canada), Sr. Unsec. Global Notes, 8.50%, 01/15/20	5,000	5,431

Williams Partners L.P., Sr. Unsec. Global Notes, 3.80%, 02/15/15	75,000	79,067

		399,296

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value

Other Diversified Financial Services–7.95%

Bank of America Corp., Sr. Unsec. Global Notes, 3.70%, 09/01/15	$25,000	$26,442

4.50%, 04/01/15	240,000	254,614

6.50%, 08/01/16	130,000	149,515

Sr. Unsec. Medium-Term Notes, 3.30%, 01/11/23	105,000	103,310

Sr. Unsec. Notes, 5.88%, 01/05/21	35,000	41,316

Citigroup Inc., Sr. Unsec. Global Notes, 3.38%, 03/01/23	145,000	146,517

6.01%, 01/15/15	150,000	162,580

6.13%, 05/15/18	65,000	77,773

Sr. Unsec. Notes, 6.38%, 08/12/14	255,000	273,478

Unsec. Sub. Global Notes, 4.05%, 07/30/22	50,000	51,666

Series A, Jr. Unsec. Sub. Global Notes, 5.95%(e)	70,000	72,975

Football Trust V, Sec. Pass Through Ctfs., 5.35%, 10/05/20(b)	100,000	117,522

ING US Inc. (Netherlands), Sr. Unsec. Gtd. Notes, 5.50%, 07/15/22(b)	90,000	99,822

JPMorgan Chase & Co., Sr. Unsec. Global Notes, 3.25%, 09/23/22	50,000	50,018

3.45%, 03/01/16	25,000	26,598

4.75%, 05/01/13	15,000	15,050

5.60%, 07/15/41	95,000	114,035

Oxford Finance LLC/Oxford Finance Co-Issuer Inc., Sr. Unsec. Notes, 7.25%, 01/15/18(b)	10,000	10,400

		1,793,631

Packaged Foods & Meats–0.75%

Del Monte Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/15/19	7,000	7,280

Mondelez International Inc., Sr. Unsec. Global Notes, 2.63%, 05/08/13	70,000	70,137

6.50%, 02/09/40	50,000	65,190

Post Holdings Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 02/15/22	16,000	17,520

Simmons Foods Inc., Sr. Sec. Notes, 10.50%, 11/01/17(b)	10,000	10,025

		170,152

Paper Packaging–0.21%

Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	10,000	10,813

Rock-Tenn Co., Sr. Unsec. Gtd. Global Notes, 4.00%, 03/01/23	35,000	35,702

		46,515

	Principal Amount	Value

Paper Products–0.33%

Boise Cascade LLC/Boise Cascade Finance Corp., Sr. Unsec. Gtd. Notes, 6.38%, 11/01/20(b)	$2,000	$2,125

Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 11/01/18	5,000	5,463

International Paper Co., Sr. Unsec. Global Notes, 4.75%, 02/15/22	35,000	39,430

Mercer International Inc., Sr. Unsec. Gtd. Global Notes, 9.50%, 12/01/17	12,000	13,140

PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/20	2,000	2,105

Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/19(b)	12,000	12,360

		74,623

Personal Products–0.61%

Avon Products Inc., Sr. Unsec. Global Notes, 5.00%, 03/15/23	75,000	76,867

Estee Lauder Cos. Inc. (The), Sr. Unsec. Global Notes, 3.70%, 08/15/42	60,000	55,229

Revlon Consumer Products Corp., Sr. Unsec. Gtd. Notes, 5.75%, 02/15/21(b)	5,000	5,038

		137,134

Pharmaceuticals–0.65%

Actavis Inc., Sr. Unsec. Global Notes, 1.88%, 10/01/17	100,000	101,429

Zoetic Inc., Sr. Unsec. Notes, 3.25%, 02/01/23(b)	45,000	45,897

		147,326

Property & Casualty Insurance–1.12%

CNA Financial Corp., Sr. Unsec. Notes, 7.35%, 11/15/19	160,000	203,204

W.R. Berkley Corp., Sr. Unsec. Notes, 7.38%, 09/15/19	40,000	49,561

		252,765

Railroads–1.05%

Canadian Pacific Railway Co. (Canada), Sr. Unsec. Notes, 4.45%, 03/15/23	20,000	22,124

CSX Corp., Sr. Unsec. Notes, 5.50%, 04/15/41	55,000	63,276

Union Pacific Corp., Sr. Unsec. Notes, 4.00%, 02/01/21	135,000	151,604

		237,004

Real Estate Services–0.02%

CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	5,000	5,450

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value

Regional Banks–1.05%

Fifth Third Bancorp, Sr. Unsec. Notes, 3.50%, 03/15/22	$70,000	$73,287

Unsec. Sub. Notes, 4.50%, 06/01/18	55,000	61,243

First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/21	35,000	42,766

Regions Financial Corp., Unsec. Sub. Notes, 7.38%, 12/10/37	30,000	34,500

Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	5,000	5,700

Unsec. Sub. Global Notes, 5.13%, 06/15/17	20,000	20,100

		237,596

Research & Consulting Services–0.05%

FTI Consulting Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	10,000	10,875

Residential REIT’s–0.51%

Essex Portfolio L.P., Sr. Unsec. Gtd. Notes, 3.63%, 08/15/22(b)	115,000	115,281

Retail REIT’s–0.40%

Realty Income Corp., Sr. Unsec. Notes, 2.00%, 01/31/18	90,000	90,763

Semiconductor Equipment–0.22%

Amkor Technology Inc., Sr. Unsec. Global Notes, 6.63%, 06/01/21	11,000	11,192

Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/18	15,000	15,769

Sensata Technologies B.V. (Luxembourg), Sr. Unsec. Gtd. Notes, 6.50%, 05/15/19(b)	20,000	21,700

		48,661

Semiconductors–0.12%

Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	25,000	27,500

Soft Drinks–0.15%

Dr. Pepper Snapple Group Inc., Sr. Unsec. Gtd. Global Notes, 2.00%, 01/15/20	35,000	34,400

Sovereign Debt–0.80%

Mexico Government International Bond (Mexico), Series A, Sr. Unsec. Medium-Term Global Notes, 6.05%, 01/11/40	60,000	74,700

Russian Foreign Bond (Russia), Sr. Unsec. Euro Bonds, 3.63%, 04/29/15(b)	100,000	104,650

		179,350

	Principal Amount	Value

Specialized Finance–2.28%

Air Lease Corp., Sr. Unsec. Global Notes, 6.13%, 04/01/17	$11,000	$11,962

Sr. Unsec. Gtd. Global Notes, 4.75%, 03/01/20	10,000	10,300

Aircastle Ltd., Sr. Unsec. Global Notes, 6.25%, 12/01/19	2,000	2,195

6.75%, 04/15/17	17,000	18,827

7.63%, 04/15/20	6,000	6,975

CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/22	7,000	7,543

5.25%, 03/15/18	13,000	14,105

Sr. Unsec. Notes, 5.50%, 02/15/19(b)	12,000	13,230

General Electric Capital Corp., Sr. Unsec. Global Notes, 2.15%, 01/09/15	70,000	71,829

International Lease Finance Corp., Sr. Sec. Gtd. Notes, 6.50%, 09/01/14(b)	115,000	123,122

Sr. Unsec. Global Notes, 4.88%, 04/01/15	45,000	47,306

5.88%, 04/01/19	10,000	10,834

5.88%, 08/15/22	10,000	10,825

8.75%, 03/15/17	27,000	31,867

Sr. Unsec. Notes, 8.25%, 12/15/20	10,000	12,275

Moody’s Corp., Sr. Unsec. Notes, 5.50%, 09/01/20	110,000	120,314

		513,509

Specialized REIT’s–3.24%

American Tower Corp., Sr. Unsec. Global Notes, 3.50%, 01/31/23	50,000	49,605

4.63%, 04/01/15	90,000	96,143

EPR Properties, Sr. Unsec. Gtd. Global Notes, 7.75%, 07/15/20	245,000	292,218

Felcor Lodging L.P., Sr. Sec. Gtd. Notes, 5.63%, 03/01/23(b)	2,000	2,050

Geo Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.13%, 04/01/23(b)	5,000	5,063

HCP, Inc., Sr. Unsec. Notes, 3.75%, 02/01/16	25,000	26,762

MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/01/21	5,000	5,425

RHP Hotel Properties L.P./RHP Finance Corp., Sr. Unsec. Gtd. Notes, 5.00%, 04/15/21(b)	10,000	10,050

Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	75,000	78,000

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value

Specialized REIT’s–(continued)

Ventas Realty L.P./Ventas Capital Corp., Sr. Unsec. Gtd. Notes, 2.00%, 02/15/18	$65,000	$65,556

4.75%, 06/01/21	90,000	100,538

		731,410

Specialty Chemicals–0.27%

PolyOne Corp., Sr. Unsec. Notes, 5.25%, 03/15/23(b)	10,000	10,200

7.38%, 09/15/20	5,000	5,556

PQ Corp., Sr. Sec. Notes, 8.75%, 05/01/18(b)	5,000	5,375

RPM International Inc., Sr. Unsec. Global Notes, 3.45%, 11/15/22	40,000	39,631

		60,762

Specialty Stores–0.05%

Michaels Stores Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18	10,000	10,950

Steel–1.28%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 6.13%, 06/01/18	55,000	60,240

6.75%, 02/25/22	3,000	3,294

7.25%, 03/01/41	60,000	60,388

FMG Resources Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 8.25%, 11/01/19(b)	11,000	11,907

Steel Dynamics Inc., Sr. Unsec. Gtd. Notes, 6.13%, 08/15/19(b)	9,000	9,742

SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Notes, 7.38%, 02/01/20(b)	9,000	9,563

United States Steel Corp., Sr. Unsec. Global Notes, 7.50%, 03/15/22	5,000	5,288

Sr. Unsec. Notes, 7.00%, 02/01/18	6,000	6,495

Vale Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes, 4.63%, 09/15/20	55,000	58,376

Vale S.A. (Brazil), Sr. Unsec. Global Notes, 5.63%, 09/11/42	65,000	64,454

		289,747

Systems Software–0.00%

Allen Systems Group Inc., Sec. Gtd. Notes, 10.50%, 11/15/16 (Acquired 12/16/10; Cost $1,023)(b)	1,000	640

Technology Distributors–0.01%

Anixter Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/19	2,000	2,140

	Principal Amount	Value

Tobacco–0.48%

Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 05/05/21	$95,000	$107,635

Trading Companies & Distributors–0.06%

Interline Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/18	5,000	5,438

United Rentals North America Inc., Sr. Sec. Gtd. Global Notes, 5.75%, 07/15/18	2,000	2,180

Sr. Unsec. Global Notes, 8.25%, 02/01/21	5,000	5,687

		13,305

Trucking–1.11%

Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 01/15/19	17,000	18,912

9.75%, 03/15/20	2,000	2,370

Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 6.75%, 04/15/19	15,000	16,444

7.38%, 01/15/21	10,000	11,175

Penske Truck Leasing Co. L.P./PTL Finance Corp., Sr. Unsec. Notes, 4.25%, 01/17/23(b)	200,000	201,980

		250,881

Wireless Telecommunication Services–1.84%

Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)	3,000	3,248

Cricket Communications, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20	27,000	27,034

Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 4.88%, 08/15/20(b)	120,000	137,568

Intelsat Luxembourg SA (Luxembourg), Sr. Unsec. Gtd. Notes, 8.13%, 06/01/23(b)	3,000	3,049

Sr. Unsec. Notes, 7.75%, 06/01/21(b)	7,000	7,149

MetroPCS Wireless Inc., Sr. Unsec. Gtd. Notes, 6.25%, 04/01/21(b)	7,000	7,175

6.63%, 11/15/20	15,000	15,750

6.63%, 04/01/23(b)	7,000	7,175

7.88%, 09/01/18	5,000	5,481

Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 3.00%, 03/15/23	50,000	50,284

4.50%, 03/15/43	30,000	30,137

SBA Communications Corp., Sr. Unsec. Notes, 5.63%, 10/01/19(b)	5,000	5,175

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

		Principal Amount	Value

Wireless Telecommunication Services–(continued)

Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28		$16,000	$16,420

6.90%, 05/01/19		5,000	5,506

Sprint Nextel Corp., Sr. Unsec. Global Notes, 6.00%, 11/15/22		10,000	10,312

7.00%, 08/15/20		3,000	3,311

11.50%, 11/15/21		2,000	2,810

Sr. Unsec. Gtd. Notes, 7.00%, 03/01/20(b)		8,000	9,330

9.00%, 11/15/18(b)		7,000	8,671

Sr. Unsec. Notes, 8.38%, 08/15/17		5,000	5,850

Wind Acquisition Finance S.A. (Italy), Sr. Sec. Gtd. Notes, 11.75%, 07/15/17(b)		50,000	53,312

			414,747

Total U.S. Dollar Denominated Bonds and Notes (Cost $18,200,303)			19,684,927

U.S. Treasury Securities–7.55%

U.S. Treasury Bills–0.22%

0.18%(f)(g)	11/14/13	50	49,967

U.S. Treasury Notes–3.80%

3.63%	02/15/21	600	699,590

2.00%	02/15/22	55	56,593

1.75%	05/15/22	100	100,396

			856,579

U.S. Treasury Bonds–3.53%

4.25%	05/15/39	100	123,120

4.50%	08/15/39	100	127,917

4.75%	02/15/41	375	498,915

2.75%	08/15/42	25	23,248

2.75%	11/15/42	25	23,225

			796,425

Total U.S. Treasury Securities (Cost $1,504,060)			1,702,971

Asset-Backed Securities–1.79%

Countrywide Asset-Backed Ctfs., Series 2007-4, Class A1B, Pass Through Ctfs., 5.81%, 04/25/47		4,261	4,246

Credit Suisse Mortgage Capital Ctfs., Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.63%, 09/26/34(b)(d)		57,440	58,194

Santander Drive Auto Receivables Trust, Series 2011-1, Class D, Pass Through Ctfs., 4.01%, 02/15/17		80,000	83,641

	Principal Amount	Value

Asset-Backed Securities–(continued)

Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class AJ, Variable Rate Pass Through Ctfs., 5.41%, 10/15/44(d)	$110,000	$118,497

Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.62%, 12/25/34 (b)(d)	136,369	139,119

Total Asset-Backed Securities (Cost $359,230)		403,697

	Shares

Preferred Stocks–1.39%

Diversified Banks–0.96%

CoBank ACB, Series F, 6.25% Pfd.(b)	2,000	213,562

Royal Bank of Scotland PLC (The) (United Kingdom), Series T, 7.25% Jr. Sub. Pfd.	135	3,289

		216,851

Multi-Line Insurance–0.06%

Hartford Financial Services Group Inc. (The), 7.88% Jr. Sub. Pfd.	440	13,244

Office REIT’s–0.01%

DuPont Fabros Technology, Inc., Series B, 7.63% Pfd.	95	2,564

Regional Banks–0.11%

Zions Bancorp., Series C, 9.50% Pfd.	920	23,782

Reinsurance–0.24%

Reinsurance Group of America, Inc. 6.20% Variable Rate Unsec. Sub. Pfd.(d)	2,000	54,460

Tires & Rubber–0.01%

Goodyear Tire & Rubber Co. (The), $2.94 Conv. Pfd.	75	3,263

Total Preferred Stocks (Cost $295,123)		314,164

	Principal Amount

Municipal Obligations–0.53%

Florida Development Finance Corp. (Palm Bay Academy Inc.); Series 2006 B, Taxable RB, 7.50%, 05/15/17	$65,000	58,746

Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable RB, 6.64%, 04/01/57	50,000	59,531

Total Municipal Obligations (Cost $114,523)		118,277

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

	Principal Amount		Value

U.S. Government Sponsored Mortgage-Backed Securities–0.77%

Federal Home Loan Mortgage Corp. (FHLMC)–0.27%

Pass Through Ctfs., 6.50%, 05/01/16 to 08/01/32		$6,025	$6,892

6.00%, 05/01/17 to 12/01/31		36,338	40,311

5.50%, 09/01/17		13,762	14,751

			61,954

Federal National Mortgage Association (FNMA)–0.39%

Pass Through Ctfs., 7.00%, 02/01/16 to 09/01/32		14,728	16,873

6.50%, 05/01/16 to 09/01/31		4,525	5,052

5.00%, 11/01/18		17,141	18,543

7.50%, 04/01/29 to 10/01/29		37,891	40,508

8.00%, 04/01/32		5,719	6,404

			87,380

Government National Mortgage Association (GNMA)–0.11%

Pass Through Ctfs., 7.50%, 06/15/23		7,086	8,032

8.50%, 11/15/24		5,477	6,417

7.00%, 07/15/31 to 08/15/31		1,827	2,174

6.50%, 11/15/31 to 03/15/32		4,678	5,533

6.00%, 11/15/32		1,847	2,104

			24,260

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $160,027)			173,594

Non-U.S. Dollar Denominated Bonds & Notes–0.06%(h)

Casinos & Gaming–0.06%

Great Canadian Gaming Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.63%, 07/25/22 (Cost $12,635)(b)	CA	D 12,000	12,372

	Shares

Common Stocks & Other Equity Interests–0.01%

Broadcasting–0.00%

Adelphia Communications Corp. (i)		900	702

Adelphia Recovery Trust, Series ACC-1 (i)		87,412	105

			807

	Shares	Value

Paper Products–0.01%

NewPage Holdings Inc. (Acquired 07/21/11-08/29/11; Cost $6,004)(b)(j)	28	$2,380

Total Common Stocks & Other Equity Interests (Cost $28,185)		3,187

TOTAL INVESTMENTS–99.34% (Cost $20,674,086)		22,413,189

OTHER ASSETS LESS LIABILITIES–0.66%		150,040

NET ASSETS–100.00%		$22,563,229

Investment Abbreviations:

CAD	—Canadian Dollar
Conv.	—Convertible
Ctfs.	—Certificates
Deb.	—Debentures
Gtd.	—Guaranteed
Jr.	—Junior
Pfd.	—Preferred
RB	—Revenue Bonds
REIT	—Real Estate Investment Trust
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2013 was $5,611,493, which represented 24.87% of the Fund’s Net Assets.

(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at March 31, 2013 was $11,525, which represented less than 1% of the Fund’s Net Assets.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2013.

(e)	Perpetual bond with no specified maturity date.

(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(h)	Foreign denominated security. Principal amount is denominated in currency indicated.

(i)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(j)	Non-income producing security acquired as part of the NewPage Corp. bankruptcy reorganization.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. Diversified Income Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Lower-Rated Securities – The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

Invesco V.I. Diversified Income Fund

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
G.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
H.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event

Invesco V.I. Diversified Income Fund

H.	Swap Agreements – (continued)

occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the designation of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

I.	Leverage Risk – Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
J.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco V.I. Diversified Income Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$100,707	$216,644	$--	$317,351
U.S. Treasury Securities	--	1,702,971	--	1,702,971
U.S Government Sponsored Securities	--	173,594	--	173,594
Corporate Debt Securities	--	19,505,577	0	19,505,577
Foreign Sovereign Debt Securities	--	191,722	--	191,722
Asset-Backed Securities	--	403,697	--	403,697
Municipal Obligations	--	118,277	--	118,277
	100,707	22,312,482	0	22,413,189
Foreign Currency Contracts*	--	1,507	--	1,507
Futures*	2,982	--	--	2,982
Swap Agreements*	--	(17,360)	--	(17,360)
Total Investments	$103,689	$22,296,629	$0	$22,400,318
 * Unrealized appreciation (depreciation).

Invesco V.I. Diversified Income Fund

NOTE 3 -- Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of March 31, 2013:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Credit risk
Swap agreements (a)	$--	$(17,360)
Currency risk
Foreign Currency Contracts (a)	2,145	(638)
Interest rate risk
Futures contracts (a)	6,494	(3,512)

(a)	Includes cumulative appreciation (depreciation) of swap agreements, foreign currency contracts, and futures contracts.

Effect of Derivative Investments for the three months ended March 31, 2013

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss)
	Futures*	Foreign Currency Contracts*	Swap Agreements*
Realized Gain (Loss)
Credit risk	$--	$--	$(1,481)
Currency risk	--	(1,915)	--
Interest rate risk	(27,768)	--	--
Change in Unrealized Appreciation (Depreciation)
Credit risk	$--	$--	$(1,784)
Currency risk	--	2,616	--
Interest rate risk	8,532	--	--
Total	$(19,236)	$701	$(3,265)

* The average notional value of futures, foreign currency contracts, and swap agreements outstanding during the period was $3,552,078, $52,285, and $250,000, respectively.

Open Futures Contracts
Long Contracts	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury Ultra Bonds	3	June-2013	$472,781	$3,462
U.S. Treasury 5 Year Notes	16	June-2013	1,984,875	3,032
Subtotal			$2,457,656	$6,494
Short Contracts
U.S. Treasury 10 Year Notes	8	June-2013	1,055,875	(3,512)
Total				$2,982

Invesco V.I. Diversified Income Fund

Open Foreign Currency Contracts
Settlement		Contract to		Notional	Unrealized
Date	Counterparty	Deliver	Receive	Value	Appreciation
05/08/13	RBC Capital Markets Corp.	EUR 30,000	USD 40,608	$38,463	$2,145
					Unrealized
Settlement		Contract to		Notional	Appreciation
Date	Counterparty	Deliver	Receive	Value	(Depreciation)
05/08/13	RBC Capital Markets Corp.	USD 39,101	EUR 30,000	$38,463	$(638)
Total open foreign currency contracts					$1,507

Currency Abbreviations:

EUR -- Euro	USD -- U.S. Dollar

Open Credit Default Swap Agreements

Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread (a)	Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	Citigroup Inc.	Buy	(1.00)%	06/20/17	0.92%	$250,000	$16,540	$(17,360)
(a)	Implied credit spreads represent the current level as of March 31, 2013 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2013 was $2,844,069 and $2,997,678, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $22,625 and $422,735, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,784,381
Aggregate unrealized (depreciation) of investment securities	(84,386)
Net unrealized appreciation of investment securities	$1,699,995
Cost of investments for tax purposes is $20,713,194.

Invesco V.I. Diversified Income Fund

Invesco V.I. Equally-Weighted S&P 500 Fund

Quarterly Schedule of Portfolio Holdings

March 31, 2013

invesco.com/us	MS-VIEWSP-QTR-1 03/13	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.98%

Advertising–0.39%

Interpublic Group of Cos., Inc. (The)	11,552	$150,522

Omnicom Group Inc.	2,573	151,550

		302,072

Aerospace & Defense–2.24%

Boeing Co. (The)	1,863	159,939

General Dynamics Corp.	2,197	154,910

Honeywell International Inc.	2,054	154,769

L-3 Communications Holdings, Inc.	1,961	158,684

Lockheed Martin Corp.	1,682	162,347

Northrop Grumman Corp.	2,295	160,994

Precision Castparts Corp.	794	150,558

Raytheon Co.	2,703	158,909

Rockwell Collins, Inc.	2,484	156,790

Textron Inc.	4,981	148,484

United Technologies Corp.	1,644	153,599

		1,719,983

Agricultural Products–0.20%

Archer-Daniels-Midland Co.	4,654	156,979

Air Freight & Logistics–0.77%

C.H. Robinson Worldwide, Inc.	2,657	157,985

Expeditors International of Washington, Inc.	3,914	139,769

FedEx Corp.	1,411	138,560

United Parcel Service, Inc. -Class B	1,793	154,019

		590,333

Airlines–0.22%

Southwest Airlines Co.	12,350	166,478

Aluminum–0.19%

Alcoa Inc.	17,591	149,875

Apparel Retail–1.18%

Abercrombie & Fitch Co. -Class A	3,138	144,975

Gap, Inc. (The)	4,180	147,972

L Brands, Inc.	3,344	149,343

Ross Stores, Inc.	2,695	163,371

TJX Cos., Inc. (The)	3,372	157,641

Urban Outfitters, Inc. (b)	3,666	142,021

		905,323

Apparel, Accessories & Luxury Goods–0.95%

Coach, Inc.	3,095	154,719

Fossil, Inc. (b)	1,464	141,422

PVH Corp.	1,228	131,163

Ralph Lauren Corp.	857	145,099

	Shares	Value

Apparel, Accessories & Luxury Goods–(continued)

VF Corp.	929	$155,840

		728,243

Application Software–0.98%

Adobe Systems Inc. (b)	3,649	158,768

Autodesk, Inc. (b)	3,770	155,475

Citrix Systems, Inc. (b)	2,034	146,773

Intuit Inc.	2,234	146,662

Salesforce.com, Inc. (b)	814	145,568

		753,246

Asset Management & Custody Banks–1.80%

Ameriprise Financial, Inc.	2,100	154,665

Bank of New York Mellon Corp. (The)	5,310	148,627

BlackRock, Inc.	609	156,440

Franklin Resources, Inc.	1,031	155,485

Invesco Ltd. (c)	5,388	156,037

Legg Mason, Inc.	5,021	161,425

Northern Trust Corp.	2,757	150,422

State Street Corp.	2,557	151,093

T. Rowe Price Group Inc.	2,013	150,713

		1,384,907

Auto Parts & Equipment–0.60%

BorgWarner, Inc. (b)	1,904	147,255

Delphi Automotive PLC (United Kingdom)	3,522	156,377

Johnson Controls, Inc.	4,489	157,429

		461,061

Automobile Manufacturers–0.20%

Ford Motor Co.	11,660	153,329

Automotive Retail–0.79%

AutoNation, Inc. (b)	3,388	148,225

AutoZone, Inc. (b)	393	155,931

CarMax, Inc. (b)	3,657	152,497

O’Reilly Automotive, Inc. (b)	1,446	148,287

		604,940

Biotechnology–1.05%

Alexion Pharmaceuticals, Inc. (b)	1,662	153,136

Amgen Inc.	1,628	166,886

Biogen Idec Inc. (b)	878	169,375

Celgene Corp. (b)	1,359	157,522

Gilead Sciences, Inc. (b)	3,333	163,084

		810,003

Brewers–0.20%

Molson Coors Brewing Co. -Class B	3,197	156,429

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Broadcasting–0.60%

CBS Corp. -Class B	3,292	$153,703

Discovery Communications, Inc. -Class A (b)	1,943	152,992

Scripps Networks Interactive -Class A	2,353	151,392

		458,087

Building Products–0.20%

Masco Corp.	7,595	153,799

Cable & Satellite–0.85%

Cablevision Systems Corp. -Class A	10,834	162,077

Comcast Corp. -Class A	3,693	155,143

DIRECTV (b)	3,024	171,188

Time Warner Cable Inc.	1,686	161,957

		650,365

Casinos & Gaming–0.40%

International Game Technology	8,879	146,504

Wynn Resorts Ltd.	1,290	161,456

		307,960

Coal & Consumable Fuels–0.40%

CONSOL Energy Inc.	4,714	158,626

Peabody Energy Corp.	6,884	145,597

		304,223

Commodity Chemicals–0.20%

LyondellBasell Industries N.V. -Class A	2,380	150,630

Communications Equipment–1.32%

Cisco Systems, Inc.	6,937	145,053

F5 Networks, Inc. (b)	1,610	143,419

Harris Corp.	3,334	154,497

JDS Uniphase Corp. (b)	9,760	130,491

Juniper Networks, Inc. (b)	7,319	135,694

Motorola Solutions, Inc.	2,420	154,953

QUALCOMM, Inc.	2,272	152,110

		1,016,217

Computer & Electronics Retail–0.44%

Best Buy Co., Inc.	7,508	166,302

GameStop Corp. -Class A (d)	6,139	171,708

		338,010

Computer Hardware–0.62%

Apple Inc.	350	154,921

Dell Inc.	10,679	153,030

Hewlett-Packard Co.	7,211	171,910

		479,861

Computer Storage & Peripherals–1.03%

EMC Corp. (b)	6,232	148,882

NetApp, Inc. (b)	4,426	151,192

SanDisk Corp. (b)	2,921	160,655

Seagate Technology PLC	4,659	170,333

	Shares	Value

Computer Storage & Peripherals–(continued)

Western Digital Corp.	3,177	$159,740

		790,802

Construction & Engineering–0.61%

Fluor Corp.	2,354	156,141

Jacobs Engineering Group, Inc. (b)	2,922	164,333

Quanta Services, Inc. (b)	5,135	146,758

		467,232

Construction & Farm Machinery & Heavy Trucks–0.95%

Caterpillar Inc.	1,672	145,414

Cummins Inc.	1,265	146,500

Deere & Co.	1,666	143,243

Joy Global Inc.	2,398	142,729

PACCAR Inc.	3,001	151,730

		729,616

Construction Materials–0.19%

Vulcan Materials Co.	2,767	143,054

Consumer Electronics–0.38%

Garmin Ltd.	4,252	140,486

Harman International Industries, Inc.	3,445	153,750

		294,236

Consumer Finance–0.83%

American Express Co.	2,340	157,856

Capital One Financial Corp.	2,794	153,530

Discover Financial Services	3,660	164,115

SLM Corp.	7,903	161,854

		637,355

Data Processing & Outsourced Services–1.82%

Automatic Data Processing, Inc.	2,390	155,398

Computer Sciences Corp.	3,043	149,807

Fidelity National Information Services, Inc.	3,994	158,242

Fiserv, Inc. (b)	1,787	156,952

MasterCard, Inc. -Class A	286	154,763

Paychex, Inc.	4,455	156,237

Total System Services, Inc.	6,245	154,751

Visa Inc. -Class A	942	159,989

Western Union Co. (The)	10,345	155,589

		1,401,728

Department Stores–0.79%

J. C. Penney Co., Inc. (d)	10,002	151,130

Kohl’s Corp.	3,245	149,692

Macy’s, Inc.	3,634	152,047

Nordstrom, Inc.	2,767	152,821

		605,690

Distillers & Vintners–0.63%

Beam Inc.	2,502	158,977

Brown-Forman Corp. -Class B	2,243	160,150

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Distillers & Vintners–(continued)

Constellation Brands, Inc. -Class A (b)	3,442	$163,977

		483,104

Distributors–0.21%

Genuine Parts Co.	2,048	159,744

Diversified Banks–0.59%

Comerica Inc.	4,173	150,019

U.S. Bancorp	4,424	150,106

Wells Fargo & Co.	4,149	153,472

		453,597

Diversified Chemicals–0.96%

Dow Chemical Co. (The)	4,621	147,133

E. I. du Pont de Nemours and Co.	3,090	151,904

Eastman Chemical Co.	2,106	147,146

FMC Corp.	2,477	141,263

PPG Industries, Inc.	1,102	147,602

		735,048

Diversified Metals & Mining–0.20%

Freeport-McMoRan Copper & Gold Inc.	4,550	150,605

Diversified REIT’s–0.20%

Vornado Realty Trust	1,797	150,301

Diversified Support Services–0.40%

Cintas Corp.	3,414	150,660

Iron Mountain Inc.	4,341	157,622

		308,282

Drug Retail–0.44%

CVS Caremark Corp.	2,897	159,306

Walgreen Co.	3,726	177,656

		336,962

Education Services–0.20%

Apollo Group, Inc. -Class A (b)	8,895	154,684

Electric Utilities–2.64%

American Electric Power Co., Inc.	3,189	155,081

Duke Energy Corp.	2,174	157,811

Edison International	2,986	150,256

Entergy Corp.	2,387	150,954

Exelon Corp.	4,713	162,504

FirstEnergy Corp.	3,702	156,224

NextEra Energy, Inc.	2,041	158,545

Northeast Utilities	3,588	155,934

Pepco Holdings, Inc.	7,405	158,467

Pinnacle West Capital Corp.	2,654	153,640

PPL Corp.	4,942	154,734

Southern Co. (The)	3,341	156,760

Xcel Energy, Inc.	5,228	155,272

		2,026,182

Electrical Components & Equipment–0.77%

Eaton Corp. PLC	2,390	146,387

	Shares	Value

Electrical Components & Equipment–(continued)

Emerson Electric Co.	2,643	$147,664

Rockwell Automation, Inc.	1,671	144,291

Roper Industries, Inc.	1,202	153,027

		591,369

Electronic Components–0.41%

Amphenol Corp. -Class A	2,078	155,123

Corning Inc.	11,910	158,760

		313,883

Electronic Equipment & Instruments–0.19%

FLIR Systems, Inc.	5,626	146,332

Electronic Manufacturing Services–0.59%

Jabil Circuit, Inc.	7,980	147,471

Molex Inc.	5,294	155,008

TE Connectivity Ltd. (Switzerland)	3,587	150,403

		452,882

Environmental & Facilities Services–0.63%

Republic Services, Inc.	4,838	159,654

Stericycle, Inc. (b)	1,537	163,199

Waste Management, Inc.	4,102	160,839

		483,692

Fertilizers & Agricultural Chemicals–0.58%

CF Industries Holdings, Inc.	730	138,970

Monsanto Co.	1,465	154,748

Mosaic Co. (The)	2,514	149,860

		443,578

Food Distributors–0.21%

Sysco Corp.	4,551	160,059

Food Retail–0.63%

Kroger Co. (The)	4,858	160,994

Safeway Inc.	6,417	169,088

Whole Foods Market, Inc.	1,781	154,502

		484,584

Footwear–0.21%

NIKE, Inc. -Class B	2,769	163,399

Gas Utilities–0.41%

AGL Resources Inc.	3,714	155,802

ONEOK, Inc.	3,347	159,552

		315,354

General Merchandise Stores–0.82%

Dollar General Corp. (b)	3,169	160,288

Dollar Tree, Inc. (b)	3,363	162,870

Family Dollar Stores, Inc.	2,575	152,054

Target Corp.	2,281	156,134

		631,346

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Gold–0.21%

Newmont Mining Corp.	3,858	$161,612

Health Care Distributors–0.78%

AmerisourceBergen Corp.	3,124	160,730

Cardinal Health, Inc.	3,272	136,181

McKesson Corp.	1,385	149,524

Patterson Cos. Inc.	4,109	156,306

		602,741

Health Care Equipment–2.78%

Abbott Laboratories	4,366	154,207

Baxter International Inc.	2,166	157,338

Becton, Dickinson and Co.	1,704	162,920

Boston Scientific Corp. (b)	20,221	157,926

C.R. Bard, Inc.	1,504	151,573

CareFusion Corp. (b)	4,526	158,365

Covidien PLC	2,323	157,592

Edwards Lifesciences Corp. (b)	1,676	137,700

Intuitive Surgical, Inc. (b)	294	144,410

Medtronic, Inc.	3,321	155,954

St. Jude Medical, Inc.	3,584	144,937

Stryker Corp.	2,303	150,248

Varian Medical Systems, Inc. (b)	2,051	147,672

Zimmer Holdings, Inc.	2,008	151,042

		2,131,884

Health Care Facilities–0.22%

Tenet Healthcare Corp. (b)	3,505	166,768

Health Care Services–0.79%

DaVita HealthCare Partners Inc. (b)	1,275	151,202

Express Scripts Holding Co. (b)	2,574	148,391

Laboratory Corp. of America Holdings (b)	1,692	152,619

Quest Diagnostics Inc.	2,707	152,810

		605,022

Health Care Supplies–0.20%

DENTSPLY International Inc.	3,543	150,294

Health Care Technology–0.20%

Cerner Corp. (b)	1,640	155,390

Home Entertainment Software–0.19%

Electronic Arts Inc. (b)	8,114	143,618

Home Furnishings–0.21%

Leggett & Platt, Inc.	4,748	160,387

Home Improvement Retail–0.38%

Home Depot, Inc. (The)	2,121	148,003

Lowe’s Cos., Inc.	3,852	146,068

		294,071

Homebuilding–0.59%

D.R. Horton, Inc.	6,292	152,896

Lennar Corp. -Class A	3,630	150,572

	Shares	Value

Homebuilding–(continued)

PulteGroup Inc. (b)	7,475	$151,294

		454,762

Homefurnishing Retail–0.21%

Bed Bath & Beyond Inc. (b)	2,550	164,271

Hotels, Resorts & Cruise Lines–0.80%

Carnival Corp.	4,245	145,603

Marriott International Inc. -Class A	3,772	159,292

Starwood Hotels & Resorts Worldwide, Inc.	2,420	154,227

Wyndham Worldwide Corp.	2,382	153,591

		612,713

Household Appliances–0.20%

Whirlpool Corp.	1,285	152,221

Household Products–0.81%

Clorox Co. (The)	1,806	159,885

Colgate-Palmolive Co.	1,308	154,383

Kimberly-Clark Corp.	1,607	157,454

Procter & Gamble Co. (The)	1,961	151,115

		622,837

Housewares & Specialties–0.21%

Newell Rubbermaid Inc.	6,102	159,262

Human Resource & Employment Services–0.20%

Robert Half International, Inc.	4,164	156,275

Hypermarkets & Super Centers–0.40%

Costco Wholesale Corp.	1,469	155,875

Wal-Mart Stores, Inc.	2,073	155,123

		310,998

Independent Power Producers & Energy Traders–0.41%

AES Corp. (The)	12,280	154,359

NRG Energy, Inc.	6,087	161,245

		315,604

Industrial Conglomerates–0.59%

3M Co.	1,432	152,236

Danaher Corp.	2,444	151,895

General Electric Co. (e)	6,371	147,297

		451,428

Industrial Gases–0.58%

Air Products & Chemicals, Inc.	1,699	148,017

Airgas, Inc.	1,481	146,856

Praxair, Inc.	1,332	148,571

		443,444

Industrial Machinery–1.96%

Dover Corp.	2,053	149,623

Flowserve Corp.	919	154,125

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Industrial Machinery–(continued)

Illinois Tool Works Inc.	2,424	$147,719

Ingersoll-Rand PLC	2,788	153,368

Pall Corp.	2,194	150,004

Parker Hannifin Corp.	1,545	141,491

Pentair Ltd.	2,930	154,557

Snap-on Inc.	1,847	152,747

Stanley Black & Decker Inc.	1,917	155,219

Xylem, Inc.	5,327	146,812

		1,505,665

Industrial REIT’s–0.20%

Prologis, Inc.	3,881	155,162

Insurance Brokers–0.40%

Aon PLC	2,514	154,611

Marsh & McLennan Cos., Inc.	4,095	155,487

		310,098

Integrated Oil & Gas–0.99%

Chevron Corp.	1,276	151,614

Exxon Mobil Corp.	1,701	153,277

Hess Corp.	2,179	156,038

Murphy Oil Corp.	2,430	154,864

Occidental Petroleum Corp.	1,837	143,966

		759,759

Integrated Telecommunication Services–0.98%

AT&T Inc.	4,128	151,456

CenturyLink Inc.	4,403	154,677

Frontier Communications Corp. (d)	37,215	148,116

Verizon Communications Inc.	3,157	155,167

Windstream Corp. (d)	17,693	140,659

		750,075

Internet Retail–0.97%

Amazon.com, Inc. (b)	552	147,103

Expedia, Inc.	2,339	140,363

Netflix Inc. (b)	819	155,127

Priceline.com Inc. (b)	211	145,153

TripAdvisor Inc. (b)	2,968	155,879

		743,625

Internet Software & Services–0.98%

Akamai Technologies, Inc. (b)	4,066	143,489

eBay Inc. (b)	2,850	154,527

Google Inc. -Class A (b)	183	145,308

VeriSign, Inc. (b)	3,237	153,045

Yahoo! Inc. (b)	6,613	155,604

		751,973

Investment Banking & Brokerage–0.76%

Charles Schwab Corp. (The)	8,543	151,126

E*TRADE Financial Corp. (b)	13,404	143,557

Goldman Sachs Group, Inc. (The)	989	145,531

	Shares	Value

Investment Banking & Brokerage–(continued)

Morgan Stanley	6,576	$144,540

		584,754

IT Consulting & Other Services–0.99%

Accenture PLC -Class A	1,939	147,306

Cognizant Technology Solutions Corp. -Class A (b)	1,880	144,027

International Business Machines Corp.	719	153,363

SAIC, Inc.	12,411	168,169

Teradata Corp. (b)	2,564	150,019

		762,884

Leisure Products–0.42%

Hasbro, Inc. (d)	3,634	159,678

Mattel, Inc.	3,655	160,052

		319,730

Life & Health Insurance–1.40%

Aflac, Inc.	3,020	157,100

Lincoln National Corp.	4,589	149,647

MetLife, Inc.	3,880	147,518

Principal Financial Group, Inc.	4,531	154,190

Prudential Financial, Inc.	2,540	149,835

Torchmark Corp.	2,595	155,181

Unum Group	5,713	161,392

		1,074,863

Life Sciences Tools & Services–0.98%

Agilent Technologies, Inc.	3,519	147,692

Life Technologies Corp. (b)	2,495	161,252

PerkinElmer, Inc.	4,258	143,239

Thermo Fisher Scientific, Inc.	1,965	150,303

Waters Corp. (b)	1,602	150,444

		752,930

Managed Health Care–1.22%

Aetna Inc.	2,998	153,258

Cigna Corp.	2,537	158,233

Coventry Health Care, Inc.	3,237	152,236

Humana Inc.	2,225	153,770

UnitedHealth Group Inc.	2,814	160,989

WellPoint, Inc.	2,402	159,084

		937,570

Metal & Glass Containers–0.41%

Ball Corp.	3,376	160,630

Owens-Illinois, Inc. (b)	5,717	152,358

		312,988

Motorcycle Manufacturers–0.19%

Harley-Davidson, Inc.	2,762	147,215

Movies & Entertainment–0.79%

News Corp. -Class A	4,953	151,166

Time Warner Inc.	2,636	151,886

Viacom Inc. -Class B	2,445	150,539

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Movies & Entertainment–(continued)

Walt Disney Co. (The)	2,639	$149,895

		603,486

Multi-Line Insurance–1.00%

American International Group, Inc. (b)	3,826	148,525

Assurant, Inc.	3,535	159,111

Genworth Financial Inc. -Class A (b)	15,392	153,920

Hartford Financial Services Group, Inc. (The)	5,951	153,536

Loews Corp.	3,475	153,143

		768,235

Multi-Sector Holdings–0.20%

Leucadia National Corp.	5,679	155,775

Multi-Utilities–2.87%

Ameren Corp.	4,468	156,469

CenterPoint Energy, Inc.	6,929	166,019

CMS Energy Corp.	5,593	156,268

Consolidated Edison, Inc.	2,568	156,725

Dominion Resources, Inc.	2,711	157,726

DTE Energy Co.	2,271	155,200

Integrys Energy Group, Inc.	2,695	156,741

NiSource Inc.	5,354	157,086

PG&E Corp.	3,540	157,636

Public Service Enterprise Group Inc.	4,632	159,063

SCANA Corp.	3,087	157,931

Sempra Energy	1,925	153,885

TECO Energy, Inc.	8,713	155,266

Wisconsin Energy Corp.	3,677	157,707

		2,203,722

Office Electronics–0.19%

Xerox Corp.	17,389	149,545

Office REIT’s–0.19%

Boston Properties, Inc.	1,471	148,659

Office Services & Supplies–0.41%

Avery Dennison Corp.	3,592	154,708

Pitney Bowes Inc. (d)	10,834	160,993

		315,701

Oil & Gas Drilling–1.20%

Diamond Offshore Drilling, Inc. (d)	2,232	155,258

Ensco PLC -Class A	2,625	157,500

Helmerich & Payne, Inc.	2,355	142,948

Nabors Industries Ltd.	9,101	147,618

Noble Corp.	4,224	161,146

Rowan Cos. PLC -Class A (b)	4,380	154,877

		919,347

Oil & Gas Equipment & Services–1.19%

Baker Hughes Inc.	3,286	152,503

Cameron International Corp. (b)	2,313	150,808

FMC Technologies, Inc. (b)	2,938	159,798

Halliburton Co.	3,599	145,436

	Shares	Value

Oil & Gas Equipment & Services–(continued)

National Oilwell Varco Inc.	2,220	$157,065

Schlumberger Ltd.	1,942	145,436

		911,046

Oil & Gas Exploration & Production–3.38%

Anadarko Petroleum Corp.	1,822	159,334

Apache Corp.	2,001	154,397

Cabot Oil & Gas Corp.	2,343	158,410

Chesapeake Energy Corp.	7,100	144,911

ConocoPhillips	2,594	155,899

Denbury Resources Inc. (b)	8,195	152,837

Devon Energy Corp.	2,693	151,939

EOG Resources, Inc.	1,176	150,610

EQT Corp.	2,320	157,180

Marathon Oil Corp.	4,519	152,381

Newfield Exploration Co. (b)	6,385	143,152

Noble Energy, Inc.	1,345	155,563

Pioneer Natural Resources Co.	1,186	147,361

QEP Resources Inc.	4,847	154,328

Range Resources Corp.	1,920	155,597

Southwestern Energy Co. (b)	4,027	150,046

WPX Energy Inc. (b)	9,293	148,874

		2,592,819

Oil & Gas Refining & Marketing–0.80%

Marathon Petroleum Corp.	1,700	152,320

Phillips 66	2,293	160,441

Tesoro Corp.	2,593	151,820

Valero Energy Corp.	3,328	151,391

		615,972

Oil & Gas Storage & Transportation–0.62%

Kinder Morgan Inc.	4,052	156,732

Spectra Energy Corp.	5,183	159,377

Williams Cos., Inc. (The)	4,363	163,438

		479,547

Other Diversified Financial Services–0.57%

Bank of America Corp.	12,546	152,810

Citigroup Inc.	3,244	143,515

JPMorgan Chase & Co.	3,017	143,187

		439,512

Packaged Foods & Meats–2.88%

Campbell Soup Co.	3,659	165,972

ConAgra Foods, Inc.	4,355	155,953

Dean Foods Co. (b)	8,461	153,398

General Mills, Inc.	3,286	162,033

H.J. Heinz Co.	2,087	150,828

Hershey Co. (The)	1,795	157,116

Hormel Foods Corp.	3,928	162,305

JM Smucker Co. (The)	1,557	154,392

Kellogg Co.	2,461	158,562

Kraft Foods Group, Inc.	3,046	156,960

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Packaged Foods & Meats–(continued)

McCormick & Co., Inc.	2,156	$158,574

Mead Johnson Nutrition Co.	2,020	156,449

Mondelez International Inc. -Class A	5,299	162,202

Tyson Foods, Inc. -Class A	6,310	156,614

		2,211,358

Paper Packaging–0.42%

Bemis Co., Inc.	3,942	159,099

Sealed Air Corp.	6,731	162,285

		321,384

Paper Products–0.39%

International Paper Co.	3,237	150,780

MeadWestvaco Corp.	4,158	150,935

		301,715

Personal Products–0.40%

Avon Products, Inc.	7,624	158,046

Estee Lauder Cos. Inc. (The) -Class A	2,304	147,525

		305,571

Pharmaceuticals–2.46%

AbbVie Inc.	4,055	165,363

Actavis Inc. (b)	1,729	159,258

Allergan, Inc.	1,383	154,384

Bristol-Myers Squibb Co.	4,063	167,355

Eli Lilly & Co.	2,745	155,889

Forest Laboratories, Inc. (b)	3,995	151,970

Hospira, Inc. (b)	5,029	165,102

Johnson & Johnson	1,936	157,842

Merck & Co., Inc.	3,524	155,866

Mylan Inc. (b)	4,928	142,616

Perrigo Co.	1,308	155,299

Pfizer Inc.	5,373	155,065

		1,886,009

Property & Casualty Insurance–1.61%

ACE Ltd.	1,740	154,808

Allstate Corp. (The)	3,193	156,681

Berkshire Hathaway Inc. -Class B (b)	1,461	152,236

Chubb Corp. (The)	1,765	154,490

Cincinnati Financial Corp.	3,269	154,264

Progressive Corp. (The)	6,097	154,071

Travelers Cos., Inc. (The)	1,854	156,088

XL Group PLC	5,105	154,682

		1,237,320

Publishing–0.63%

Gannett Co., Inc.	7,014	153,396

McGraw-Hill Cos., Inc. (The)	3,184	165,823

Washington Post Co. (The) -Class B	365	163,155

		482,374

Railroads–0.62%

CSX Corp.	6,587	162,238

Norfolk Southern Corp.	2,024	156,010

	Shares	Value

Railroads–(continued)

Union Pacific Corp.	1,095	$155,939

		474,187

Real Estate Services–0.20%

CBRE Group, Inc. -Class A (b)	6,146	155,187

Regional Banks–1.96%

BB&T Corp.	4,822	151,363

Fifth Third Bancorp	9,241	150,721

First Horizon National Corp.	13,596	145,205

Huntington Bancshares Inc.	20,578	152,071

KeyCorp	15,360	152,986

M&T Bank Corp.	1,456	150,201

PNC Financial Services Group, Inc.	2,339	155,543

Regions Financial Corp.	18,584	152,203

SunTrust Banks, Inc.	5,160	148,660

Zions Bancorp.	5,984	149,540

		1,508,493

Research & Consulting Services–0.41%

Dun & Bradstreet Corp. (The) (d)	1,893	158,350

Equifax Inc.	2,665	153,477

		311,827

Residential REIT’s–0.60%

Apartment Investment & Management Co. -Class A	4,979	152,656

AvalonBay Communities, Inc.	1,220	154,537

Equity Residential	2,757	151,801

		458,994

Restaurants–1.01%

Chipotle Mexican Grill, Inc. (b)	470	153,159

Darden Restaurants, Inc.	3,200	165,376

McDonald’s Corp.	1,533	152,825

Starbucks Corp.	2,581	147,013

Yum! Brands, Inc.	2,235	160,786

		779,159

Retail REIT’s–0.40%

Kimco Realty Corp.	6,862	153,709

Simon Property Group, Inc.	946	149,998

		303,707

Security & Alarm Services–0.40%

ADT Corp. (The)	3,163	154,797

Tyco International Ltd.	4,720	151,040

		305,837

Semiconductor Equipment–0.76%

Applied Materials, Inc.	11,174	150,626

KLA-Tencor Corp.	2,746	144,824

Lam Research Corp. (b)	3,531	146,395

Teradyne, Inc. (b)	8,847	143,498

		585,343

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Semiconductors–2.59%

Advanced Micro Devices, Inc. (b)(d)	59,166	$150,873

Altera Corp.	4,296	152,379

Analog Devices, Inc.	3,288	152,859

Broadcom Corp. -Class A	4,520	156,708

First Solar, Inc. (b)	5,761	155,317

Intel Corp.	6,973	152,360

Linear Technology Corp.	3,958	151,868

LSI Corp. (b)	21,887	148,394

Microchip Technology Inc.	4,109	151,047

Micron Technology, Inc. (b)	16,463	164,301

NVIDIA Corp.	11,807	151,366

Texas Instruments Inc.	4,291	152,245

Xilinx, Inc.	3,947	150,657

		1,990,374

Soft Drinks–1.01%

Coca-Cola Co. (The)	3,861	156,139

Coca-Cola Enterprises, Inc.	4,175	154,141

Dr. Pepper Snapple Group, Inc.	3,442	161,602

Monster Beverage Corp. (b)	3,199	152,720

PepsiCo, Inc.	1,961	155,135

		779,737

Specialized Consumer Services–0.21%

H&R Block, Inc.	5,552	163,340

Specialized Finance–1.00%

CME Group Inc. -Class A	2,428	149,055

IntercontinentalExchange Inc. (b)	954	155,569

Moody’s Corp.	2,972	158,467

NASDAQ OMX Group, Inc. (The)	4,728	152,714

NYSE Euronext	3,988	154,096

		769,901

Specialized REIT’s–1.62%

American Tower Corp.	1,962	150,917

HCP, Inc.	3,096	154,367

Health Care REIT, Inc.	2,317	157,347

Host Hotels & Resorts Inc.	8,932	156,221

Plum Creek Timber Co., Inc.	3,079	160,724

Public Storage	1,006	153,234

Ventas, Inc.	2,152	157,526

Weyerhaeuser Co.	5,007	157,120

		1,247,456

Specialty Chemicals–0.80%

Ecolab Inc.	1,937	155,309

International Flavors & Fragrances Inc.	2,046	156,867

Sherwin-Williams Co. (The)	912	154,028

Sigma-Aldrich Corp.	1,920	149,145

		615,349

Specialty Stores–0.59%

PetSmart, Inc.	2,387	148,233

Staples, Inc.	11,678	156,835

Tiffany & Co.	2,155	149,859

		454,927

	Shares	Value

Steel–0.72%

Allegheny Technologies, Inc.	4,612	$146,246

Cliffs Natural Resources Inc. (d)	6,124	116,417

Nucor Corp.	3,178	146,665

United States Steel Corp. (d)	7,236	141,102

		550,430

Systems Software–1.18%

BMC Software, Inc. (b)	3,529	163,499

CA, Inc.	6,039	152,002

Microsoft Corp.	5,409	154,751

Oracle Corp.	4,240	137,122

Red Hat, Inc. (b)	2,857	144,450

Symantec Corp. (b)	6,164	152,127

		903,951

Thrifts & Mortgage Finance–0.39%

Hudson City Bancorp, Inc.	17,409	150,414

People’s United Financial Inc.	11,386	153,028

		303,442

Tires & Rubber–0.19%

Goodyear Tire & Rubber Co. (The) (b)	11,570	145,898

Tobacco–0.81%

Altria Group, Inc.	4,454	153,173

Lorillard, Inc.	3,921	158,213

Philip Morris International Inc.	1,661	153,991

Reynolds American Inc.	3,512	156,249

		621,626

Trading Companies & Distributors–0.39%

Fastenal Co.	2,938	150,866

W.W. Grainger, Inc.	655	147,362

		298,228

Trucking–0.20%

Ryder System, Inc.	2,572	153,677

Wireless Telecommunication Services–0.60%

Crown Castle International Corp. (b)	2,109	146,871

MetroPCS Communications, Inc. (b)	14,011	152,720

Sprint Nextel Corp. (b)	25,758	159,957

		459,548

Total Common Stocks & Other Equity Interests (Cost $33,852,865)		76,791,661

Money Market Funds–0.50%

Liquid Assets Portfolio –Institutional Class (f)	190,832	190,832

Premier Portfolio –Institutional Class (f)	190,833	190,833

Total Money Market Funds (Cost $381,665)		381,665

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.48% (Cost $34,234,530)		$77,173,326

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–1.19%

Liquid Assets Portfolio - Institutional Class (Cost $911,818)(f)(g)	911,818	911,818

TOTAL INVESTMENTS–101.67% (Cost $35,146,348)		78,085,144

OTHER ASSETS LESS LIABILITIES–(1.67)%		(1,281,257)

NET ASSETS–100.00%		$76,803,887

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 3.

(d)	All or a portion of this security was out on loan at March 31, 2013.

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 4.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser.

(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco V.I. Equally-Weighted S&P 500 Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are

Invesco V.I. Equally-Weighted S&P 500 Fund

E.	Futures Contracts – (continued)

reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

F.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$78,085,144	$--	$--	$78,085,144
Futures*	3,948	--	--	3,948
Total Investments	$78,089,092	$--	$--	$78,089,092

* Unrealized appreciation.

NOTE 3 -- Investments in Affiliates

The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in and earnings from investments in Invesco Ltd. for the three months ended March 31, 2013.

	Value 12/31/12	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value 03/31/13	Dividend Income
Invesco Ltd.	$143,130	$2,942	$(5,554)	$14,573	$946	$156,037	$923

Invesco V.I. Equally-Weighted S&P 500 Fund

NOTE 4 -- Derivative Investments

Open Futures Contracts
Long Contracts	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Index	6	June-2013	$468,810	$3,948

NOTE 5 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2013 was $3,010,393 and $5,442,729, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$41,882,345
Aggregate unrealized (depreciation) of investment securities	(560,734)
Net unrealized appreciation of investment securities	$41,321,611
Cost of investments for tax purposes is $36,763,533.

Invesco V.I. Equally-Weighted S&P 500 Fund

Invesco V.I. Equity and Income Fund

Effective April 29, 2013, after the close of the reporting period,

Invesco Van Kampen V.I. Equity and Income Fund was renamed

Invesco V.I. Equity and Income Fund.

Quarterly Schedule of Portfolio Holdings

March 31, 2013

invesco.com/us	VK-VIEQI-QTR-1 03/13	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–64.49%

Aerospace & Defense–0.37%

General Dynamics Corp.	58,496	$4,124,553

Agricultural Products–0.91%

Archer-Daniels-Midland Co.	301,450	10,167,908

Application Software–0.89%

Adobe Systems Inc. (b)	229,936	10,004,515

Asset Management & Custody Banks–1.48%

Northern Trust Corp.	137,140	7,482,359

State Street Corp.	153,958	9,097,378

		16,579,737

Biotechnology–1.13%

Amgen Inc.	123,729	12,683,460

Cable & Satellite–2.75%

Comcast Corp. -Class A	383,414	16,107,222

Time Warner Cable Inc.	153,415	14,737,045

		30,844,267

Diversified Banks–1.52%

Comerica Inc.	200,504	7,208,119

Wells Fargo & Co.	265,501	9,820,882

		17,029,001

Diversified Chemicals–1.08%

Dow Chemical Co. (The)	176,538	5,620,970

PPG Industries, Inc.	48,235	6,460,596

		12,081,566

Diversified Support Services–0.34%

Cintas Corp.	87,767	3,873,158

Electric Utilities–1.33%

Edison International	77,055	3,877,407

FirstEnergy Corp.	72,719	3,068,742

Pinnacle West Capital Corp.	136,927	7,926,704

		14,872,853

Electronic Components–0.07%

Corning Inc.	58,315	777,339

Food Distributors–0.88%

Sysco Corp.	279,674	9,836,135

Health Care Equipment–1.02%

Medtronic, Inc.	243,271	11,424,006

Home Improvement Retail–0.65%

Home Depot, Inc. (The)	104,177	7,269,471

	Shares	Value

Hotels, Resorts & Cruise Lines–0.58%

Carnival Corp.	191,152	$6,556,514

Household Products–1.16%

Procter & Gamble Co. (The)	168,991	13,022,446

Industrial Conglomerates–1.93%

General Electric Co.	938,303	21,693,565

Industrial Machinery–0.84%

Ingersoll-Rand PLC	170,915	9,402,034

Insurance Brokers–2.57%

Aon PLC	111,500	6,857,250

Marsh & McLennan Cos., Inc.	438,517	16,650,490

Willis Group Holdings PLC	134,318	5,304,218

		28,811,958

Integrated Oil & Gas–2.49%

Chevron Corp.	119,744	14,227,982

Exxon Mobil Corp.	94,795	8,541,978

Occidental Petroleum Corp.	65,533	5,135,821

		27,905,781

Integrated Telecommunication Services–0.56%

Verizon Communications Inc.	128,523	6,316,905

Internet Software & Services–1.38%

eBay Inc. (b)	285,535	15,481,708

Investment Banking & Brokerage–2.72%

Charles Schwab Corp. (The)	566,109	10,014,468

Goldman Sachs Group, Inc. (The)	42,564	6,263,293

Morgan Stanley	647,776	14,238,116

		30,515,877

IT Consulting & Other Services–0.67%

Amdocs Ltd.	208,906	7,572,843

Managed Health Care–2.34%

Cigna Corp.	129,578	8,081,780

UnitedHealth Group Inc.	134,543	7,697,205

WellPoint, Inc.	158,540	10,500,104

		26,279,089

Movies & Entertainment–2.16%

Time Warner Inc.	107,434	6,190,347

Viacom Inc. -Class B	294,083	18,106,690

		24,297,037

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Shares	Value

Oil & Gas Equipment & Services–1.22%

Baker Hughes Inc.	165,105	$7,662,523

Halliburton Co.	148,351	5,994,864

		13,657,387

Oil & Gas Exploration & Production–2.06%

Anadarko Petroleum Corp.	149,065	13,035,734

Canadian Natural Resources Ltd. (Canada)	315,088	10,100,804

		23,136,538

Oil & Gas Storage & Transportation–0.59%

Williams Cos., Inc. (The)	177,882	6,663,460

Other Diversified Financial Services–5.22%

Citigroup Inc.	577,576	25,551,962

JPMorgan Chase & Co.	696,205	33,041,890

		58,593,852

Packaged Foods & Meats–1.75%

Kraft Foods Group, Inc.	116,569	6,006,801

Mondelez International Inc. -Class A	219,569	6,721,007

Unilever N.V. -New York Shares (Netherlands)	168,371	6,903,211

		19,631,019

Personal Products–1.83%

Avon Products, Inc. (c)	988,974	20,501,431

Pharmaceuticals–5.30%

Bristol-Myers Squibb Co.	231,395	9,531,160

Eli Lilly & Co.	203,995	11,584,876

Merck & Co., Inc.	331,298	14,653,310

Novartis AG (Switzerland)	116,535	8,297,751

Novartis AG -ADR (Switzerland)	11,820	842,057

Pfizer Inc.	502,974	14,515,830

		59,424,984

Property & Casualty Insurance–0.58%

Chubb Corp. (The)	74,378	6,510,306

Publishing–0.36%

Thomson Reuters Corp. (Canada)	124,594	4,041,947

Railroads–0.42%

CSX Corp.	192,387	4,738,492

Regional Banks–2.71%

BB&T Corp.	251,234	7,886,235

Fifth Third Bancorp	415,756	6,780,981

PNC Financial Services Group, Inc.	237,358	15,784,307

		30,451,523

Security & Alarm Services–1.69%

ADT Corp. (The)	141,593	6,929,561

	Shares	Value

Security & Alarm Services–(continued)

Tyco International Ltd.	376,793	$12,057,376

		18,986,937

Semiconductor Equipment–1.21%

Applied Materials, Inc.	1,006,704	13,570,370

Semiconductors–0.59%

Intel Corp.	105,377	2,302,487

Texas Instruments Inc.	123,150	4,369,362

		6,671,849

Soft Drinks–1.34%

Coca-Cola Co. (The)	196,671	7,953,375

PepsiCo, Inc.	89,524	7,082,244

		15,035,619

Specialized Finance–0.51%

CME Group Inc. -Class A	93,110	5,716,023

Systems Software–2.09%

Microsoft Corp.	507,068	14,507,215

Symantec Corp. (b)	362,145	8,937,739

		23,444,954

Wireless Telecommunication Services–1.20%

Vodafone Group PLC -ADR (United Kingdom)	474,180	13,471,454

Total Common Stocks & Other Equity Interests (Cost $554,778,143)		723,671,871

	Principal Amount

Bonds and Notes–17.82%

Advertising–0.04%

Interpublic Group of Cos. Inc. (The), Sr. Unsec. Global Notes, 2.25%, 11/15/17	$370,000	369,113

WPP Finance (United Kingdom), Sr. Unsec. Gtd. Global Notes, 8.00%, 09/15/14	100,000	109,783

		478,896

Aerospace & Defense–0.03%

Precision Castparts Corp., Sr. Unsec. Global Notes, 2.50%, 01/15/23	365,000	361,062

Agricultural Products–0.03%

Ingredion Inc., Sr. Unsec. Notes, 6.63%, 04/15/37	255,000	306,031

Air Freight & Logistics–0.03%

United Parcel Service Inc., Sr. Unsec. Global Notes, 2.45%, 10/01/22	295,000	293,256

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Airlines–0.10%

Continental Airlines Pass Through Trust, Series 2010-1, Class A, Sec. Pass Through Ctfs., 4.75%, 01/12/21	$290,805	$320,249

Series 2012-1, Class A, Sec. Pass Through Ctfs., 4.15%, 04/11/24	510,000	535,819

Delta Air Lines Pass Through Trust, Series 2010-1, Class A, Sec. Pass Through Ctfs., 6.20%, 07/02/18	201,139	228,733

		1,084,801

Airport Services–0.05%

Heathrow Funding Ltd. (United Kingdom), Sr. Sec. Notes, 2.50%, 06/25/15(d)	535,000	551,217

Application Software–0.02%

Adobe Systems, Inc., Sr. Unsec. Global Notes, 4.75%, 02/01/20	185,000	206,983

Asset Management & Custody Banks–0.32%

Affiliated Managers Group, Inc., Sr. Unsec. Conv. Notes, 3.95%, 08/15/13(e)	2,511,000	3,126,195

Prospect Capital Corp., Sr. Unsec. Global Notes, 5.88%, 03/15/23	450,000	451,652

		3,577,847

Automobile Manufacturers–0.24%

Daimler Finance North America LLC (Germany),
Sr. Unsec. Gtd. Notes, 1.88%, 09/15/14(d)	700,000	710,216

1.88%, 01/11/18(d)	555,000	559,467

Ford Motor Co., Sr. Unsec. Global Notes, 4.75%, 01/15/43	1,000,000	937,500

Ford Motor Credit Co. LLC., Sr. Unsec. Global Notes, 2.50%, 01/15/16	450,000	458,463

		2,665,646

Automotive Retail–0.12%

Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	585,000	646,580

AutoZone, Inc., Sr. Unsec. Global Notes, 2.88%, 01/15/23	290,000	280,800

6.50%, 01/15/14	395,000	412,689

		1,340,069

Biotechnology–1.32%

Dendreon Corp., Sr. Unsec. Conv. Notes, 2.88%, 01/15/16	1,894,000	1,519,935

Gilead Sciences Inc., Series D, Sr. Unsec. Conv. Notes, 1.63%, 05/01/16	4,472,000	9,715,442

	Principal Amount	Value

Biotechnology–(continued)

Vertex Pharmaceuticals Inc., Sr. Unsec. Sub. Conv. Notes, 3.35%, 10/01/15	$2,987,000	$3,590,001

		14,825,378

Brewers–0.10%

Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Sr. Unsec. Gtd. Global Notes, 0.80%, 07/15/15	325,000	325,745

3.63%, 04/15/15	395,000	418,132

FBG Financial Ltd. (Australia), Sr. Unsec. Gtd. Notes, 5.13%, 06/15/15(d)	325,000	353,537

		1,097,414

Broadcasting–0.14%

COX Communications Inc., Sr. Unsec. Global Notes, 5.45%, 12/15/14	142,000	153,570

Sr. Unsec. Notes, 4.63%, 06/01/13	815,000	820,512

4.70%, 12/15/42(d)	440,000	436,816

8.38%, 03/01/39(d)	80,000	118,584

		1,529,482

Cable & Satellite–0.49%

Comcast Corp., Sr. Unsec. Gtd. Global Notes, 4.25%, 01/15/33	755,000	762,516

5.70%, 05/15/18	445,000	536,995

Sr. Unsec. Gtd. Notes, 6.45%, 03/15/37	305,000	388,198

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Sr. Unsec. Gtd. Global Notes, 2.40%, 03/15/17	225,000	231,440

5.15%, 03/15/42	370,000	359,414

Sr. Unsec. Gtd. Notes, 1.75%, 01/15/18	390,000	386,477

NBC Universal Media LLC, Sr. Unsec. Gtd. Global Notes, 2.10%, 04/01/14	230,000	233,545

5.15%, 04/30/20	175,000	207,951

5.95%, 04/01/41	215,000	262,568

Time Warner Cable, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 11/15/40	470,000	502,160

Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Global Notes, 6.50%, 01/15/18	1,470,000	1,579,578

		5,450,842

Casinos & Gaming–1.04%

International Game Technology, Sr. Unsec. Conv. Notes, 3.25%, 05/01/14	4,229,000	4,569,963

MGM Resorts International, Sr. Unsec. Gtd. Conv. Notes, 4.25%, 04/15/15	6,500,000	7,072,813

		11,642,776

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Communications Equipment–0.34%

Ciena Corp., Sr. Unsec. Conv. Notes, 4.00%, 12/15/20 (d)	$3,177,000	$3,816,371

Computer Hardware–0.04%

Hewlett-Packard Co., Sr. Unsec. Global Notes, 2.63%, 12/09/14	420,000	430,376

Computer Storage & Peripherals–0.86%

SanDisk Corp., Sr. Unsec. Conv. Notes, 1.50%, 08/15/17	7,469,000	9,663,019

Construction & Farm Machinery & Heavy Trucks–0.11%

Deere & Co., Sr. Unsec. Notes, 2.60%, 06/08/22	1,275,000	1,287,088

Construction Materials–0.58%

Cemex S.A.B. de C.V. (Mexico), Unsec. Sub. Conv. Notes, 4.88%, 03/15/15	5,300,000	6,548,813

Consumer Finance–0.09%

American Express Credit Corp., Series C, Sr. Unsec. Medium- Term Global Notes, 7.30%, 08/20/13	35,000	35,877

Capital One Financial Corp., Sr. Unsec. Notes, 6.75%, 09/15/17	50,000	60,530

SLM Corp., Sr. Unsec. Medium- Term Notes, 3.88%, 09/10/15	920,000	958,017

		1,054,424

Distillers & Vintners–0.03%

Brown-Forman Corp., Sr. Unsec. Notes, 2.25%, 01/15/23	310,000	304,264

Diversified Banks–0.90%

Abbey National Treasury Services PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.88%, 04/25/14	155,000	157,440

Sr. Unsec. Gtd. Medium-Term Euro Notes, 3.88%, 11/10/14(d)	675,000	700,014

Bank of Nova Scotia (Canada), Sr. Unsec. Global Notes, 2.38%, 12/17/13	395,000	401,064

Barclays Bank PLC (United Kingdom), Sr. Unsec. Global Notes, 2.75%, 02/23/15	200,000	206,217

6.75%, 05/22/19	510,000	637,232

Unsec. Sub. Global Notes, 5.14%, 10/14/20	275,000	292,534

BPCE S.A. (France), Sr. Unsec. Notes, 2.38%, 10/04/13(d)	390,000	391,465

Danske Bank A/S (Denmark), Sr. Unsec. Notes, 3.88%, 04/14/16(d)	565,000	599,895

HBOS PL (United Kingdom), Series G, Unsec. Sub. Medium-Term Global Notes, 6.75%, 05/21/18(d)	325,000	366,191

	Principal Amount	Value

Diversified Banks–(continued)

HSBC Bank PLC (United Kingdom), Sr. Unsec. Notes, 4.13%, 08/12/20(d)	$565,000	$ 625,729

ING Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.75%, 03/07/17(d)	755,000	809,142

Korea Development Bank (The) (South Korea), Sr. Unsec. Global Notes, 4.38%, 08/10/15	200,000	214,644

National Australia Bank Ltd. (Australia), Sr. Unsec. Bonds, 3.75%, 03/02/15(d)	190,000	200,697

Nordea Bank AB (Sweden), Sr. Unsec. Notes, 4.88%, 01/27/20(d)	245,000	282,324

Rabobank Nederland N.V. (Netherlands), Sr. Unsec. Medium-Term Global Notes, 4.75%, 01/15/20(d)	490,000	555,587

Santander U.S. Debt S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Notes, 3.72%, 01/20/15(d)	200,000	200,333

Societe Generale S.A. (France), Sr. Unsec. Notes, 2.50%, 01/15/14(d)	705,000	710,324

Standard Chartered PLC (Hong Kong), Sr. Unsec. Notes, 3.85%, 04/27/15(d)	255,000	268,082

5.50%, 11/18/14(d)	100,000	107,276

U.S. Bancorp., Sr. Unsec. Medium- Term Notes, 2.00%, 06/14/13	530,000	531,661

U.S. Bank N.A., Unsec. Sub. Notes, 3.78%, 04/29/20	450,000	476,002

Wells Fargo & Co., Sr. Unsec. Global Notes, 1.50%, 01/16/18	180,000	179,639

3.63%, 04/15/15	50,000	52,812

Sr. Unsec. Notes, 5.63%, 12/11/17	580,000	683,931

Westpac Banking Corp. (Australia), Sr. Unsec. Global Notes, 2.10%, 08/02/13	440,000	442,469

		10,092,704

Diversified Capital Markets–0.03%

UBS AG (Switzerland), Sr. Unsec. Global Bank Notes, 5.88%, 12/20/17	146,000	173,763

Sr. Unsec. Medium-Term Global Bank Notes, 5.75%, 04/25/18	103,000	122,302

		296,065

Diversified Chemicals–0.03%

Dow Chemical Co. (The), Sr. Unsec. Global Notes, 4.38%, 11/15/42	370,000	355,320

Diversified Metals & Mining–0.26%

Anglo American Capital PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 9.38%, 04/08/19(d)	200,000	268,871

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Diversified Metals & Mining–(continued)

Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Global Notes, 1.40%, 02/13/15	$455,000	$458,990

Rio Tinto Finance USA Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 7.13%, 07/15/28	200,000	273,009

9.00%, 05/01/19	295,000	408,560

Southern Copper Corp., Sr. Unsec. Global Notes, 5.25%, 11/08/42	645,000	615,725

5.38%, 04/16/20	5,000	5,689

6.75%, 04/16/40	10,000	11,331

Xstrata Finance Canada Ltd. (Canada), Sr. Unsec. Gtd. Notes, 1.80%, 10/23/15(d)	420,000	424,640

2.45%, 10/25/17(d)	420,000	424,795

		2,891,610

Diversified REIT’s–0.11%

Dexus Diversified Trust/Dexus Office Trust (Australia), Sr. Unsec. Gtd. Notes, 5.60%, 03/15/21(d)	1,155,000	1,241,062

Diversified Support Services–0.04%

Cintas Corp. No. 2, Sr. Unsec. Gtd. Notes, 2.85%, 06/01/16	380,000	399,962

Drug Retail–0.08%

CVS Pass Through Trust, Sec. Global Pass Through Ctfs., 6.04%, 12/10/28	770,772	898,195

Electric Utilities–0.14%

Electricite de France S.A. (France), Sr. Unsec. Notes, 4.60%, 01/27/20(d)	150,000	167,281

Enel Finance International N.V. (Italy), Sr. Unsec. Gtd. Notes, 5.13%, 10/07/19(d)	425,000	451,719

Iberdrola Finance Ireland Ltd. (Spain), Sr. Unsec. Gtd. Notes, 3.80%, 09/11/14(d)	200,000	205,295

Louisville Gas & Electric Co., Sec. First Mortgage Global Bonds, 1.63%, 11/15/15	405,000	416,562

Ohio Power Co., Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	200,000	242,136

PPL Electric Utilities Corp., Sec. First Mortgage Bonds, 6.25%, 05/15/39	50,000	67,377

Virginia Electric & Power Co., Sr. Unsec. Notes, 5.00%, 06/30/19	15,000	17,852

		1,568,222

	Principal Amount	Value

Environmental & Facilities Services–0.04%

Waste Management, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/14	$395,000	$411,020

Fertilizers & Agricultural Chemicals–0.03%

Monsanto Co., Sr. Unsec. Global Notes,, 3.60%, 07/15/42	365,000	352,656

General Merchandise Stores–0.07%

Target Corp., Sr. Unsec. Global Notes, 2.90%, 01/15/22	760,000	788,365

Gold–0.25%

Barrick Gold Corp. (Canada), Sr. Unsec. Global Notes, 2.90%, 05/30/16	425,000	447,915

3.85%, 04/01/22	285,000	292,964

Barrick North America Finance LLC (Canada), Sr. Unsec. Gtd. Global Notes, 5.70%, 05/30/41	500,000	537,085

Gold Fields Orogen Holding BVI Ltd. (South Africa), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(d)	665,000	650,298

Newmont Mining Corp., Sr. Unsec. Gtd. Global Notes, 3.50%, 03/15/22	855,000	861,843

		2,790,105

Health Care Equipment–0.87%

Medtronic Inc., Sr. Unsec. Global Notes, 4.00%, 04/01/43	525,000	509,622

NuVasive Inc., Sr. Unsec. Conv. Notes, 2.75%, 07/01/17	1,104,000	1,079,160

Teleflex Inc., Sr. Unsec. Sub. Conv. Notes, 3.88%, 08/01/17	3,372,000	4,895,723

Volcano Corp., Sr. Unsec. Conv. Notes, 1.75%, 12/01/17	3,297,000	3,264,030

		9,748,535

Health Care Facilities–0.65%

Brookdale Senior Living Inc., Sr. Unsec. Conv. Notes, 2.75%, 06/15/18	2,241,000	2,715,812

LifePoint Hospitals Inc., Sr. Unsec. Sub. Conv. Notes, 3.50%, 05/15/14	4,141,000	4,536,983

		7,252,795

Health Care Services–0.46%

Express Scripts Holding Co., Sr. Unsec. Gtd. Notes, 3.13%, 05/15/16	300,000	317,647

Medco Health Solutions Inc., Sr. Unsec. Notes, 2.75%, 09/15/15	220,000	229,030

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Health Care Services–(continued)

Omnicare Inc., Sr. Unsec. Gtd. Sub. Conv. Notes, 3.75%, 04/01/42	$2,681,000	$3,007,747

Series OCR, Sr. Unsec. Gtd. Conv. Deb., 3.25%, 12/15/15(e)	1,625,000	1,631,094

		5,185,518

Homebuilding–0.03%

MDC Holdings Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/43	380,000	375,175

Hotels, Resorts & Cruise Lines–0.09%

Wyndham Worldwide Corp., Sr. Unsec. Notes, 2.95%, 03/01/17	335,000	344,255

5.63%, 03/01/21	580,000	654,449

		998,704

Housewares & Specialties–0.06%

Tupperware Brands Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 06/01/21	605,000	639,954

Hypermarkets & Super Centers–0.01%

Wal-Mart Stores, Inc., Sr. Unsec. Global Notes, 6.50%, 08/15/37	50,000	67,554

Industrial Conglomerates–0.05%

General Electric Co., Sr. Unsec. Global Notes, 5.25%, 12/06/17	485,000	569,000

Industrial Machinery–0.14%

Eaton Corp. PLC, Sr. Unsec. Gtd. Notes, 0.95%, 11/02/15(d)	740,000	742,195

Pentair Finance S.A., Sr. Unsec. Gtd. Notes, 5.00%, 05/15/21(d)	690,000	783,134

		1,525,329

Integrated Oil & Gas–0.18%

Hess Corp., Sr. Unsec. Global Notes, 5.60%, 02/15/41	195,000	210,775

Husky Energy Inc. (Canada), Sr. Unsec. Global Notes, 3.95%, 04/15/22	300,000	322,763

Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes 5.50%, 01/21/21	665,000	766,760

4.88%, 01/24/22	570,000	630,973

Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Notes, 3.10%, 06/28/15	115,000	121,561

		2,052,832

	Principal Amount	Value

Integrated Telecommunication Services–0.24%

AT&T Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/31	$4,000	$5,861

AT&T Inc., Sr. Unsec. Global Notes, 1.60%, 02/15/17	455,000	461,600

2.50%, 08/15/15	20,000	20,787

3.00%, 02/15/22	555,000	561,312

5.35%, 09/01/40	101,000	108,576

6.15%, 09/15/34	140,000	166,352

Deutsche Telekom International Finance B.V. (Germany), Sr. Unsec. Gtd. Global Bonds, 8.75%, 06/15/30	155,000	220,492

Verizon Communications, Inc., Sr. Unsec. Global Notes, 3.00%, 04/01/16	230,000	243,633

4.75%, 11/01/41	210,000	207,019

6.35%, 04/01/19	260,000	319,717

6.40%, 02/15/38	300,000	362,196

Windstream Georgia Communications Corp., Sr. Unsec. Notes, 6.50%, 11/15/13	20,000	20,390

		2,697,935

Investment Banking & Brokerage–0.80%

Charles Schwab Corp. (The), Sr. Unsec. Notes, 4.45%, 07/22/20	510,000	583,667

Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes, 5.25%, 07/27/21	400,000	451,333

6.15%, 04/01/18	550,000	648,988

Sr. Unsec. Medium-Term Global Notes, 3.70%, 08/01/15	65,000	68,867

Unsec. Sub. Global Notes, 6.75%, 10/01/37	385,000	430,605

Series C, Exchangeable Basket-Linked Conv. Medium-Term Notes, 1.00%, 03/15/17(d)(f)	3,328,000	3,473,666

Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(d)	50,000	54,626

Morgan Stanley, Sr. Unsec. Global Notes, 3.80%, 04/29/16	700,000	742,978

6.38%, 07/24/42	705,000	852,573

Sr. Unsec. Medium-Term Global Notes, 4.00%, 07/24/15	610,000	643,839

Sr. Unsec. Notes, 3.45%, 11/02/15	715,000	747,494

5.75%, 01/25/21	220,000	254,451

		8,953,087

Life & Health Insurance–0.14%

Aegon N.V. (Netherlands), Sr. Unsec. Global Bonds, 4.63%, 12/01/15	275,000	299,403

MetLife, Inc., Sr. Unsec. Global Notes, 4.75%, 02/08/21	410,000	471,713

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Life & Health Insurance–(continued)

Pacific LifeCorp., Sr. Unsec. Notes, 6.00%, 02/10/20(d)	$215,000	$248,547

Prudential Financial, Inc., Series D, Sr. Unsec. Medium-Term Notes,
3.88%, 01/14/15	50,000	52,626

4.75%, 09/17/15	255,000	277,974

6.63%, 12/01/37	110,000	138,920

7.38%, 06/15/19	105,000	135,071

		1,624,254

Managed Health Care–0.49%

Aetna, Inc., Sr. Unsec. Global Notes, 3.95%, 09/01/20	605,000	664,629

4.13%, 11/15/42	295,000	283,749

Humana Inc., Sr. Unsec. Global Notes, 4.63%, 12/01/42	350,000	336,857

UnitedHealth Group Inc., Sr. Unsec. Global Notes, 1.63%, 03/15/19	535,000	535,307

WellPoint Inc., Sr. Unsec. Conv. Notes, 2.75%, 10/15/42(d)	3,398,000	3,729,305

		5,549,847

Movies & Entertainment–0.01%

Time Warner, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 11/15/16	130,000	151,281

Office Electronics–0.00%

Xerox Corp., Sr. Unsec. Notes, 4.25%, 02/15/15	40,000	42,113

Office REIT’s–0.03%

Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 4.50%, 07/15/15	335,000	354,762

Oil & Gas Drilling–0.01%

Noble Holding International Ltd., Sr. Unsec. Gtd. Global Notes, 2.50%, 03/15/17	150,000	155,623

Oil & Gas Equipment & Services–0.12%

Helix Energy Solutions Group, Inc., Sr. Unsec. Conv. Notes, 3.25%, 03/15/18(e)	1,126,000	1,385,684

Oil & Gas Exploration & Production–0.42%

Cobalt International Energy Inc., Sr. Unsec. Conv. Notes, 2.63%, 12/01/19	998,000	1,115,889

Petrobras International Finance Co. (Brazil), Sr. Unsec. Gtd. Global Notes, 6.88%, 01/20/40	15,000	17,175

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

Southwestern Energy Co., Sr. Unsec. Gtd. Global Notes, 4.10%, 03/15/22	$675,000	$715,179

Stone Energy Corp., Sr. Unsec. Gtd. Conv. Notes, 1.75%, 03/01/17(d)	3,053,000	2,820,209

		4,668,452

Oil & Gas Refining & Marketing–0.03%

Phillips 66, Sr. Unsec. Gtd. Global Notes, 1.95%, 03/05/15	385,000	393,625

Oil & Gas Storage & Transportation–0.12%

Enterprise Products Operating LLC, Sr. Unsec. Gtd. Global Notes, 5.25%, 01/31/20	155,000	182,262

Sr. Unsec. Gtd. Notes, 6.45%, 09/01/40	25,000	30,918

Series N, Sr. Unsec. Gtd. Notes, 6.50%, 01/31/19	245,000	304,724

Plains All American Pipeline L.P./ PAA Finance Corp., Sr. Unsec. Global Notes, 3.65%, 06/01/22	355,000	376,118

Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/38	120,000	161,316

Texas Eastern Transmission L.P., Sr. Unsec. Notes, 7.00%, 07/15/32	185,000	247,213

		1,302,551

Other Diversified Financial Services–0.72%

Bank of America Corp., Sr. Unsec. Global Notes, 5.75%, 12/01/17	975,000	1,128,284

Sr. Unsec. Medium-Term Notes, 1.25%, 01/11/16	600,000	597,579

Series L, Sr. Unsec. Medium-Term Global Notes, 5.65%, 05/01/18	350,000	406,184

Bear Stearns Cos., LLC (The), Sr. Unsec. Global Notes, 7.25%, 02/01/18	340,000	420,622

Citigroup Inc., Sr. Unsec. Global Notes, 6.01%, 01/15/15	65,000	70,451

6.13%, 11/21/17	495,000	586,758

8.50%, 05/22/19	455,000	607,288

Sr. Unsec. Notes, 4.75%, 05/19/15	75,000	80,439

Unsec. Sub. Global Notes, 4.05%, 07/30/22	500,000	516,657

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Other Diversified Financial Services–(continued)

General Electric Capital Corp., Sr. Unsec. Global Notes, 5.90%, 05/13/14	$75,000	$79,447

Sr. Unsec. Medium-Term Global Notes, 4.65%, 10/17/21	430,000	481,703

Series G, Sr. Unsec. Medium-Term Notes, 6.00%, 08/07/19	300,000	364,210

ING US Inc. (Netherlands), Sr. Unsec. Gtd. Notes, 5.50%, 07/15/22(d)	765,000	848,486

JPMorgan Chase & Co., Sr. Unsec. Global Notes, 4.40%, 07/22/20	400,000	442,260

4.50%, 01/24/22	80,000	89,125

4.75%, 05/01/13	65,000	65,217

Sr. Unsec. Notes, 6.00%, 01/15/18	615,000	730,419

Unsec. Sub. Global Notes, 5.13%, 09/15/14	70,000	74,198

Merrill Lynch & Co., Inc., Sr. Unsec. Medium-Term Notes, 6.88%, 04/25/18	410,000	495,997

		8,085,324

Packaged Foods & Meats–0.09%

Grupo Bimbo S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 4.88%, 06/30/20(d)	270,000	303,803

Mondelez International Inc., Sr. Unsec. Global Notes, 7.00%, 08/11/37	305,000	410,880

Sr. Unsec. Notes, 6.88%, 01/26/39	200,000	268,988

		983,671

Paper Products–0.02%

International Paper Co., Sr. Unsec. Global Notes, 6.00%, 11/15/41	245,000	286,425

Pharmaceuticals–0.49%

AbbVie Inc., Sr. Unsec. Gtd. Notes, 1.20%, 11/06/15(d)	1,620,000	1,637,064

GlaxoSmithKline Capital Inc. (United Kingdom), Sr. Unsec. Gtd. Global Bonds,
5.65%, 05/15/18	75,000	90,898

6.38%, 05/15/38	70,000	93,814

Merck Sharp & Dohme Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 06/30/19	280,000	335,322

Salix Pharmaceuticals Ltd., Sr. Unsec. Conv. Notes, 1.50%, 03/15/19(d)	2,467,000	2,628,897

Teva Pharmaceutical Finance Co. B.V. (Israel), Sr. Unsec. Gtd. Global Notes, 2.95%, 12/18/22	345,000	346,576

Zoetis Inc., Sr. Unsec. Notes, 4.70%, 02/01/43(d)	315,000	323,067

		5,455,638

	Principal Amount	Value

Property & Casualty Insurance–0.11%

CNA Financial Corp., Sr. Unsec. Global Notes, 5.88%, 08/15/20	$325,000	$386,326

Sr. Unsec. Notes, 7.35%, 11/15/19	25,000	31,751

Markel Corp., Sr. Unsec. Notes, 5.00%, 03/30/43	385,000	388,254

WR Berkley Corp., Sr. Unsec. Global Notes, 4.63%, 03/15/22	420,000	458,548

		1,264,879

Railroads–0.06%

CSX Corp., Sr. Unsec. Global Notes, 6.15%, 05/01/37	80,000	98,671

Sr. Unsec. Notes, 5.50%, 04/15/41	380,000	437,177

Union Pacific Corp., Sr. Unsec. Notes, 6.13%, 02/15/20	110,000	137,968

		673,816

Regional Banks–0.09%

Nationwide Building Society (United Kingdom), Sr. Unsec. Notes, 6.25%, 02/25/20(d)	485,000	569,774

PNC Funding Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 02/08/20	360,000	422,825

		992,599

Retail REIT’s–0.05%

Simon Property Group L.P., Sr. Unsec. Notes, 4.75%, 03/15/42	230,000	240,702

WEA Finance LLC (Australia), Sr. Unsec. Gtd. Notes, 7.13%, 04/15/18(d)	270,000	333,921

		574,623

Semiconductor Equipment–0.46%

Lam Research Corp., Series B, Sr. Unsec. Conv. Notes, 1.25%, 05/15/18	3,026,000	3,243,494

Novellus Systems Inc., Sr. Unsec. Gtd. Conv. Notes, 2.63%, 05/15/41	1,399,000	1,910,509

		5,154,003

Semiconductors–1.01%

Linear Technology Corp., Sr. Unsec. Conv. Notes, 3.00%, 05/01/14(d)(e)	1,193,000	1,278,001

Series A, Sr. Unsec. Conv. Global Notes, 3.00%, 05/01/14(e)	4,600,000	4,927,750

Micron Technology Inc., Series A, Sr. Unsec. Conv. Notes, 1.50%, 08/01/18(e)	2,200,000	2,563,000

Xilinx Inc., Jr. Unsec. Sub. Conv. Notes, 3.13%, 03/15/37	635,000	854,472

3.13%, 03/15/37(d)	1,302,000	1,752,004

		11,375,227

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Sovereign Debt–0.01%

Brazilian Government International Bond (Brazil), Sr. Unsec. Global Bonds, 6.00%, 01/17/17	$100,000	$116,800

Peruvian Government International Bond (Peru), Sr. Unsec. Global Notes, 7.13%, 03/30/19	10,000	12,838

		129,638

Specialized Finance–0.12%

ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.75%, 07/01/13(d)	340,000	341,819

International Lease Finance Corp., Sr. Unsec. Global Notes, 5.88%, 08/15/22	300,000	324,750

Moody’s Corp., Sr. Unsec. Global Notes,, 4.50%, 09/01/22	485,000	500,632

National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Bonds, 3.05%, 02/15/22	195,000	204,026

		1,371,227

Specialized REIT’s–0.21%

American Tower Corp., Sr. Unsec. Global Notes, 4.63%, 04/01/15	170,000	181,603

Sr. Unsec. Notes, 4.50%, 01/15/18	950,000	1,049,186

Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	495,000	514,800

Ventas Realty L.P./Ventas Capital Corp., Sr. Unsec. Gtd. Notes, 2.70%, 04/01/20	430,000	434,002

4.25%, 03/01/22	200,000	215,142

		2,394,733

Steel–0.20%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Bonds, 10.35%, 06/01/19	446,000	565,882

Sr. Unsec. Global Notes, 4.25%, 08/05/15	585,000	608,237

6.13%, 06/01/18	15,000	16,429

7.25%, 03/01/41	115,000	115,744

Vale Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes, 4.63%, 09/15/20	20,000	21,227

5.63%, 09/15/19	660,000	749,494

Vale S.A. (Brazil), Sr. Unsec. Global Notes, 5.63%, 09/11/42	185,000	183,445

		2,260,458

Thrifts & Mortgage Finance–0.80%

MGIC Investment Corp., Sr. Unsec. Conv. Notes, 2.00%, 04/01/20	414,000	422,798

5.00%, 05/01/17	5,337,000	5,350,342

	Principal Amount	Value

Thrifts & Mortgage Finance–(continued)

Radian Group Inc., Sr. Unsec. Conv. Notes, 2.25%, 03/01/19	$412,000	$498,520

3.00%, 11/15/17	2,275,000	2,738,531

		9,010,191

Tobacco–0.00%

Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.13%, 09/11/15	35,000	37,753

Trucking–0.09%

Penske Truck Leasing Co., L.P./PTL Finance Corp., Sr. Notes, 2.50%, 03/15/16(d)	670,000	687,839

Ryder System, Inc., Sr. Unsec. Medium-Term Notes, 3.15%, 03/02/15	280,000	291,064

		978,903

Wireless Telecommunication Services–0.24%

Alltel Corp., Sr. Unsec. Notes, 7.00%, 03/15/16	1,000,000	1,173,459

America Movil S.A.B. de C.V. (Mexico), Sr. Unsec. Global Notes, 4.38%, 07/16/42	600,000	560,596

Sr. Unsec. Gtd. Global Notes, 2.38%, 09/08/16	255,000	263,249

Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 3.21%, 08/15/15(d)	370,000	384,224

Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 4.50%, 03/15/43	315,000	316,435

		2,697,963

Total Bonds and Notes (Cost $177,871,265)		200,023,022

U.S. Treasury Securities–10.27%
U.S. Treasury Bills – 0.02%
0.18%, 11/14/13(g)(h)	200,000	199,867

U.S. Treasury Notes–7.79%
1.50%, 12/31/13	1,085,000	1,096,061

0.25%, 02/28/14	4,000,000	4,003,308

1.75%, 03/31/14	2,300,000	2,336,053

2.63%, 07/31/14	1,100,000	1,135,653

2.38%, 10/31/14	15,720,000	16,251,817

2.13%, 11/30/14	5,250,000	5,414,507

2.25%, 01/31/15	6,000,000	6,220,874

2.50%, 03/31/15	275,000	287,310

2.13%, 05/31/15	680,000	707,150

2.25%, 03/31/16	2,000,000	2,112,731

2.63%, 04/30/16	14,000,000	14,959,795

0.63%, 05/31/17	380,000	380,573

0.75%, 06/30/17	9,000,000	9,054,383

0.75%, 02/28/18	7,000,000	7,003,031

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

U.S. Treasury Notes–(continued)

4.00%, 08/15/18	$3,055,000	$3,568,106

1.25%, 01/31/19	9,000,000	9,154,568

3.63%, 08/15/19	1,525,000	1,767,349

3.38%, 11/15/19	300,000	343,645

3.63%, 02/15/20	46,000	53,498

2.63%, 11/15/20	600,000	655,051

2.13%, 08/15/21	175,000	183,047

2.00%, 11/15/21	240,000	247,699

1.75%, 05/15/22	485,000	486,921

3.88%, 08/15/40	20,000	23,177

		87,446,307

U.S. Treasury Bonds–2.46%

8.13%, 08/15/21	2,700,000	4,122,404

6.63%, 02/15/27	2,500,000	3,782,987

5.38%, 02/15/31	8,995,000	12,524,695

4.25%, 05/15/39	805,000	991,113

4.50%, 08/15/39	40,000	51,167

4.63%, 02/15/40	250,000	326,084

4.38%, 05/15/40	80,000	100,472

4.25%, 11/15/40	2,000,000	2,463,974

3.13%, 11/15/41	3,000,000	3,024,151

3.00%, 05/15/42	210,000	206,046

		27,593,093

Total U.S. Treasury Securities (Cost $108,335,988)		115,239,267

	Shares

Preferred Stocks–1.41%

Health Care Facilities–0.29%

HealthSouth Corp. Series A, $65.00 Conv. Pfd.	2,785	3,273,071

Health Care Services–0.12%

Omnicare Capital Trust II, Series B, $2.00 Conv. Pfd.	26,407	1,359,961

Oil & Gas Storage & Transportation–0.50%

El Paso Energy Capital Trust I, $2.38 Conv. Pfd.	95,499	5,608,656

Regional Banks–0.35%

KeyCorp, Series A, $7.75 Conv. Pfd.	30,290	3,925,281

Trucking–0.15%

2010 Swift Mandatory Common Exchange Security Trust, $0.66 Conv. Pfd.(d)	126,220	1,615,225

Total Preferred Stocks (Cost $10,522,484)		15,782,194

	Principal Amount	Value

U.S. Government Sponsored Agency Securities–0.65%

Federal Home Loan Mortgage Corp. (FHLMC)–0.47%

Sr. Unsec. Global Notes, 3.00%, 07/28/14	$1,020,000	$1,057,391

5.00%, 04/18/17	1,500,000	1,760,928

5.50%, 08/23/17	140,000	168,766

6.75%, 03/15/31	750,000	1,133,992

Unsec. Global Notes, 4.88%, 06/13/18	1,000,000	1,199,840

		5,320,917

Federal National Mortgage Association (FNMA)–0.18%

Sr. Unsec. Global Notes, 4.38%, 10/15/15	1,700,000	1,872,942

Unsec. Global Notes, 2.63%, 11/20/14	130,000	135,055

		2,007,997

Total U.S. Government Sponsored Agency Securities (Cost $6,646,464)		7,328,914

Municipal Obligations–0.03%

Texas (State of) Transportation Commission; Series 2010 B, Taxable First Tier Build America RB, 5.03%, 04/01/26 (Cost $240,000)	240,000	293,846

Asset-Backed Securities–0.00%

Countrywide Asset-Backed Ctfs., Series 2007-4, Class A1B, Pass Through Ctfs., 5.81%, 04/25/47 (Cost $2,366)	2,414	2,406

U.S. Government Sponsored Mortgage-Backed Securities–0.00%

Federal Home Loan Mortgage Corp. (FHLMC)–0.00%

Pass Through Ctfs., 6.50%, 02/01/26	4,451	4,938

5.50%, 02/01/37	357	387

		5,325

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Federal National Mortgage Association (FNMA)–0.00%

Pass Through Ctfs., 6.00%, 01/01/17	$893	$947

5.50%, 03/01/21	364	398

8.00%, 08/01/21	2,976	3,276

9.50%, 04/01/30	8,267	9,953

		14,574

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $18,417)		19,899

	Shares

Money Market Funds–4.91%

Liquid Assets Portfolio –Institutional Class (i)	27,555,178	27,555,178

Premier Portfolio –Institutional Class (i)	27,555,177	27,555,177

Total Money Market Funds (Cost $55,110,355)		55,110,355

TOTAL INVESTMENTS–99.58% (Cost $913,525,482)		1,117,471,774

OTHER ASSETS LESS LIABILITIES–0.42%		4,720,788

NET ASSETS–100.00%		$1,122,192,562

Investment Abbreviations:

ADR	—American Depositary Receipt
Conv.	—Convertible
Ctfs.	—Certificates
Deb.	—Debentures
Gtd.	—Guaranteed
Jr.	—Junior
Pfd.	—Preferred
RB	—Revenue Bonds
REIT	—Real Estate Investment Trust
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	A portion of this security is subject to call options written. See Note 1G and Note 3.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to be an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2013 was $40,753,034, which represented 3.63% of the Fund’s Net Assets.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)	Exchangeable for a basket of four common stocks and one ordinary share.

(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.

(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(i)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. Equity and Income Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to

Invesco V.I. Equity and Income Fund

E.	Foreign Currency Contracts – (continued)

acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Call Options Written – The Fund may write call options, including options on futures. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

An option on a futures contract gives the holder the right to receive a cash “exercise settlement amount” equal to the difference between the exercise price of the option and the value of the underlying futures contract on the exercise date. The value of a futures contract fluctuates with changes in the market values of the securities underlying the futures contract. In writing futures contract options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of underlying portfolio securities. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

H.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Invesco V.I. Equity and Income Fund

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$781,378,373	$13,186,047	$--	$794,564,420
Corporate Debt Securities	--	199,893,384	--	199,893,384
U.S. Treasury Securities	--	115,239,267	--	115,239,267
U.S. Government Sponsored Securities	--	7,348,813	--	7,348,813
Municipal Obligations	--	293,846	--	293,846
Foreign Government Debt Securities	--	129,638	--	129,638
Asset-Backed Securities	--	2,406	--	2,406
	$781,378,373	$336,093,401	$--	$1,117,471,774
Foreign Currency Contracts*	--	(224,349)	--	(224,349)
Futures*	(34,889)	--	--	(34,889)
Options*	15,491	--	--	15,491
Total Investments	$781,358,975	$335,869,052	$--	$1,117,228,027

  * Unrealized appreciation (depreciation).

NOTE 3 -- Derivative Investments

Open Foreign Currency Contracts at Period-End

		Contract to			Unrealized
Settlement Date	Counterparty	Deliver	Receive	Notional Value	Appreciation (Depreciation)
4/15/13	Bank of New York	CAD 4,873,870	USD 4,737,340	$4,795,122	$(57,782)
4/15/13	State Street CA	CAD 5,999,791	USD 5,835,870	5,902,852	(66,982)
4/15/13	State Street CA	CHF 1,866,092	USD 1,964,545	1,965,985	(1,440)
4/15/13	Bank of New York	CHF 4,310,259	USD 4,536,327	4,540,989	(4,662)
4/15/13	Bank of New York	EUR 4,004,772	USD 5,209,007	5,133,640	75,367
4/15/13	State Street CA	GBP 6,200,734	USD 9,251,805	9,420,655	(168,850)
Total open foreign currency contracts					$(224,349)

Currency Abbreviations:

CAD -- Canadian Dollar

CHF – Swiss Franc

EUR -- Euro

GBP -- British Pound Sterling

USD -- U.S. Dollar

Invesco V.I. Equity and Income Fund

Open Futures Contracts at Period-End
Long Contracts	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	17	June-2013	$3,747,703	$761
Short Contracts
U.S Treasury 5 Year Notes	56	June-2013	$(6,947,063)	$757
U.S. Treasury 10 Year Notes	33	June-2013	(4,355,484)	(13,991)
U.S. Treasury 30 Year Bonds	27	June-2013	(3,900,656)	(22,416)
Subtotal				$(35,650)
Total				$(34,889)

Open Options Written at Period-End
Calls	Contract Month	Strike Price	Number of Contracts	Premiums Received	Value	Unrealized Appreciation

Avon Products, Inc.	July-2013	$24	628	$34,331	$18,840	$15,491

Transactions During the Period
	Call Option Contracts
	Number of Contracts	Premiums Received
Beginning of period	--	$--
Written	628	34,331
End of period	628	$34,331

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2013 was $85,393,110 and $86,410,138, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$203,346,360
Aggregate unrealized (depreciation) of investment securities	(2,786,852)
Net unrealized appreciation of investment securities	$200,559,508
Cost of investments for tax purposes is $916,912,266.

Invesco V.I. Equity and Income Fund

Invesco V.I. Global Core Equity Fund

Quarterly Schedule of Portfolio Holdings

March 31, 2013

invesco.com/us	VIGCE-QTR-1 03/13	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.30%

Australia–3.51%

Australia & New Zealand Banking Group Ltd.	32,442	$967,519

Macquarie Group Ltd.	33,326	1,294,662

Telstra Corp. Ltd.	241,135	1,133,775

		3,395,956

Brazil–0.97%

Banco do Brasil S.A.	10,200	138,201

Companhia de Saneamento de Minas Gerais - Copasa MG	2,800	67,866

Companhia Paranaense de Energia - Copel -Class B -Preference Shares	8,200	126,644

Itau Unibanco Holding S.A. -Preference Shares	5,600	100,012

PDG Realty S.A. Empreendimentos e Participacoes	39,600	61,728

Petroleo Brasileiro S.A. -ADR	9,341	154,780

Telefonica Brasil S.A. -Preference Shares	5,300	141,339

Vale S.A. -ADR	8,649	149,541

		940,111

Canada–2.19%

Barrick Gold Corp.	40,909	1,201,500

Toronto-Dominion Bank (The) (a)	11,009	916,478

		2,117,978

China–0.99%

China Agri-Industries Holdings Ltd.	168,000	86,785

China Communications Construction Co. Ltd. -Class H	155,000	144,589

China Construction Bank Corp. -Class H	226,000	185,099

China Mobile Ltd.	24,500	259,436

CNOOC Ltd.	100,000	191,665

KWG Property Holding Ltd.	138,500	86,712

		954,286

France–5.59%

BNP Paribas S.A.	21,754	1,120,581

Bouygues S.A.	32,741	887,961

Sanofi	12,322	1,256,395

Total S.A.	25,340	1,211,022

Vallourec S.A.	19,380	931,476

		5,407,435

Germany–2.39%

Deutsche Lufthansa AG	47,440	926,347

Porsche Automobil Holding SE -Preference Shares	10,598	775,065

Salzgitter AG	15,089	605,619

		2,307,031

	Shares	Value

Hong Kong–2.35%

Cheung Kong (Holdings) Ltd.	54,000	$798,393

First Pacific Co. Ltd.	50,000	67,910

Haier Electronics Group Co. Ltd.	42,000	66,983

Standard Chartered PLC	51,829	1,342,586

		2,275,872

India–0.52%

Tata Motors Ltd. -ADR(a)	6,641	162,107

WisdomTree India Earnings Fund -ETF(a)	19,000	341,430

		503,537

Indonesia–0.22%

PT Bank Rakyat Indonesia (Persero) Tbk	44,000	39,624

PT Telekomunikasi Indonesia Persero Tbk	73,000	82,443

PT United Tractors Tbk	50,500	94,555

		216,622

Italy–0.87%

Eni S.p.A.	37,606	844,939

Japan–11.01%

Asahi Group Holdings, Ltd. (a)	82,600	1,977,647

DeNA Co., Ltd.	49,700	1,351,519

JSR Corp.	45,800	938,356

Mitsubishi Corp. (a)	43,800	822,824

Mitsubishi UFJ Financial Group, Inc. (a)	288,400	1,738,327

Nippon Telegraph & Telephone Corp.	24,600	1,073,081

Nippon Yusen Kabushiki Kaisha	142,000	365,643

Nissan Motor Co., Ltd.	144,300	1,398,134

Yamada Denki Co., Ltd.	21,360	979,779

		10,645,310

Mexico–0.15%

America Movil S.A.B. de C.V. -Series L	139,300	146,617

Norway–2.00%

Statoil ASA	31,577	770,961

Yara International ASA	25,570	1,162,999

		1,933,960

Poland–0.10%

KGHM Polska Miedz S.A.	1,907	92,529

Russia–0.62%

Gazprom OAO -ADR	12,365	106,062

Magnitogorsk Iron & Steel Works -REGS -GDR(b)	19,078	65,536

Rosneft Oil Co. -REGS -GDR(b)	22,260	169,844

Sberbank of Russia -ADR	10,789	138,592

Sistema JSFC -REGS -GDR(b)	6,727	123,508

		603,542

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Core Equity Fund

	Shares	Value

South Africa–0.50%

Sasol Ltd.	3,725	$165,052

Standard Bank Group Ltd.	7,416	95,504

Steinhoff International Holdings Ltd. (c)	48,085	130,816

Tiger Brands Ltd.	2,842	90,889

		482,261

South Korea–1.48%

Dongbu Insurance Co., Ltd.	3,566	152,007

Hyundai Department Store Co., Ltd.	693	101,713

Hyundai Mipo Dockyard Co., Ltd.	1,135	118,416

Hyundai Mobis	785	219,319

KT&G Corp.	2,274	154,235

POSCO	370	108,941

Samsung Electronics Co., Ltd.	253	344,417

Shinhan Financial Group Co., Ltd.	3,984	143,024

SK Telecom Co., Ltd. -ADR	5,237	93,585

		1,435,657

Spain–1.45%

Iberdrola S.A.	139,751	651,639

Telefonica S.A.	55,191	745,925

		1,397,564

Sweden–1.07%

Autoliv, Inc. (a)	14,913	1,031,085

Switzerland–3.07%

ABB Ltd.	43,714	987,119

Swisscom AG	2,175	1,006,608

Zurich Insurance Group AG	3,486	970,750

		2,964,477

Taiwan–0.50%

Hon Hai Precision Industry Co., Ltd.	52,000	144,344

Powertech Technology Inc.	20,300	34,168

TPK Holding Co. Ltd.	6,000	119,742

Unimicron Technology Corp.	97,000	100,161

Wistron Corp.	78,750	86,485

		484,900

Thailand–0.27%

Bangkok Bank PCL -NVDR	18,000	136,641

PTT PCL	11,500	127,427

		264,068

Turkey–0.13%

Asya Katilim Bankasi AS	93,818	123,936

United Arab Emirates–0.17%

Dragon Oil PLC	16,464	162,600

United Kingdom–10.57%

Barclays PLC	391,109	1,733,332

BHP Billiton PLC	41,143	1,194,497

Eurasian Natural Resources Corp.	17,215	64,467

GlaxoSmithKline PLC	35,292	826,040

Imperial Tobacco Group PLC	43,117	1,509,608

National Grid PLC	77,616	903,830

Rio Tinto PLC	21,524	1,013,763

	Shares	Value

United Kingdom–(continued)

Royal Dutch Shell PLC -Class A	46,075	$1,496,285

Tesco PLC	255,128	1,483,278

		10,225,100

United States–45.61%

3M Co.	10,484	1,114,554

ACE Ltd.	26,888	2,392,225

Apache Corp.	8,480	654,317

Archer-Daniels-Midland Co.	47,987	1,618,601

Bank of America Corp.	85,781	1,044,813

Best Buy Co., Inc.	38,110	844,136

Chevron Corp.	18,078	2,148,028

Cisco Systems, Inc.	80,750	1,688,482

Coach, Inc.	20,065	1,003,049

ConocoPhillips	21,096	1,267,870

Corning Inc.	220,025	2,932,933

Energen Corp.	17,845	928,118

Energizer Holdings, Inc.	10,816	1,078,680

GameStop Corp. -Class A (a)	57,046	1,595,577

General Dynamics Corp.	21,296	1,501,581

Gilead Sciences, Inc. (c)	28,088	1,374,346

Hewlett-Packard Co.	45,290	1,079,714

Johnson & Johnson	21,458	1,749,471

JPMorgan Chase & Co.	36,634	1,738,650

Kohl’s Corp.	21,627	997,654

Medtronic, Inc.	20,352	955,730

Merck & Co., Inc.	48,738	2,155,682

Microsoft Corp.	30,391	869,487

NASDAQ OMX Group, Inc. (The)	54,466	1,759,252

Oracle Corp.	45,772	1,480,266

Phillips 66	12,759	892,747

PNC Financial Services Group, Inc.	17,800	1,183,700

Stryker Corp.	14,863	969,662

Valero Energy Corp.	38,475	1,750,228

WellPoint, Inc.	23,106	1,530,310

Western Digital Corp.	36,005	1,810,331

		44,110,194

Total Common Stocks & Other Equity Interests (Cost $83,777,673)		95,067,567

Money Market Funds–1.77%

Liquid Assets Portfolio –Institutional Class (d)	855,197	855,197

Premier Portfolio –Institutional Class (d)	855,197	855,197

Total Money Market Funds (Cost $1,710,394)		1,710,394

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.07% (Cost $85,488,067)		96,777,961

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Core Equity Fund

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–6.37%

Liquid Asset Portfolio - Institutional Class (Cost $6,155,961)(d)(e)	6,155,961	$6,155,961

TOTAL INVESTMENTS–106.44% (Cost $91,644,028)		102,933,922

OTHER ASSETS LESS LIABILITIES–(6.44)%		(6,227,148)

NET ASSETS–100.00%		$96,706,774

Investment Abbreviations:

ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
GDR	—Global Depositary Receipt
NVDR	—Non-Voting Depositary Receipt
REGS	—Regulation S

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at March 31, 2013.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2013 was $358,888, which represented less than 1% of the Fund’s Net Assets.

(c)	Non-income producing security.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco V.I. Global Core Equity Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses

Invesco V.I. Global Core Equity Fund

E.	Foreign Currency Translations – (continued)

arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended March 31, 2013, there were transfers from Level 1 to Level 2 of $2,124,264 and from Level 2 to Level 1 of $6,261,036, due to foreign fair value adjustments.

Invesco V.I. Global Core Equity Fund

NOTE 2 -- Additional Valuation Information – (continued)

	Level 1	Level 2	Level 3	Total
Australia	$--	$3,395,956	$--	$3,395,956
Brazil	940,111	--	--	940,111
Canada	2,117,978	--	--	2,117,978
China	432,933	521,353	--	954,286
France	1,819,437	3,587,998	--	5,407,435
Germany	1,531,966	775,065	--	2,307,031
Hong Kong	66,983	2,208,889	--	2,275,872
India	503,537	--	--	503,537
Indonesia	82,443	134,179	--	216,622
Italy	844,939	--	--	844,939
Japan	1,351,519	9,293,791	--	10,645,310
Mexico	--	146,617	--	146,617
Norway	--	1,933,960	--	1,933,960
Poland	--	92,529	--	92,529
Russia	293,352	310,190	--	603,542
South Africa	482,261	--	--	482,261
South Korea	619,146	816,511	--	1,435,657
Spain	--	1,397,564	--	1,397,564
Sweden	1,031,085	--	--	1,031,085
Switzerland	--	2,964,477	--	2,964,477
Taiwan	--	484,900	--	484,900
Thailand	--	264,068	--	264,068
Turkey	123,936	--	--	123,936
United Arab Emirates	162,600	--	--	162,600
United Kingdom	--	10,225,100	--	10,225,100
United States	51,976,549	--	--	51,976,549
Total Investments	$64,380,775	$38,553,147	$--	$102,933,922

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2013 was $6,524,633 and $9,473,116, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$16,325,784
Aggregate unrealized (depreciation) of investment securities	(5,210,465)
Net unrealized appreciation of investment securities	$11,115,319
Cost of investments for tax purposes is $91,818,603.

Invesco V.I. Global Core Equity Fund

Invesco V.I. Global Health Care Fund Quarterly Schedule of Portfolio Holdings March 31, 2013

invesco.com/us I-VIGHC-QTR-1 03/13 Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–89.94%

Biotechnology–19.71%

Alexion Pharmaceuticals, Inc. (b)	25,906	$2,386,979

Algeta ASA (Norway)(b)	35,566	1,196,514

Amarin Corp. PLC -ADR (Ireland)(b)	134,921	999,765

ARIAD Pharmaceuticals, Inc. (b)	86,031	1,556,301

Biogen Idec Inc. (b)	23,529	4,538,979

BioMarin Pharmaceutical Inc. (b)	63,249	3,937,883

Celgene Corp. (b)	30,582	3,544,760

Cepheid, Inc. (b)	42,255	1,621,324

Gilead Sciences, Inc. (b)	138,682	6,785,710

Incyte Corp. (b)	60,007	1,404,764

Infinity Pharmaceuticals, Inc. (b)	28,549	1,383,770

Keryx Biopharmaceuticals, Inc. (b)	99,428	699,973

Medivation Inc. (b)	42,556	1,990,344

NewLink Genetics Corp. (b)	32,193	395,008

Onyx Pharmaceuticals, Inc. (b)	33,381	2,966,236

Vertex Pharmaceuticals Inc. (b)	38,878	2,137,512

		37,545,822

Drug Retail–1.79%

CVS Caremark Corp.	33,142	1,822,479

Raia Drogasil S.A. (Brazil)	148,860	1,584,510

		3,406,989

Health Care Distributors–4.45%

Cardinal Health, Inc.	100,420	4,179,481

McKesson Corp.	39,793	4,296,052

		8,475,533

Health Care Equipment–7.58%

Abbott Laboratories	78,741	2,781,132

Baxter International Inc.	38,713	2,812,113

Covidien PLC	43,681	2,963,319

Hologic, Inc. (b)	74,292	1,678,999

Olympus Corp. (Japan)(b)	98,500	2,339,945

Wright Medical Group, Inc. (b)	78,064	1,858,704

		14,434,212

Health Care Facilities–7.51%

HCA Holdings, Inc.	104,722	4,254,855

Health Management Associates Inc. - Class A (b)	210,513	2,709,302

Rhoen-Klinikum AG (Germany)	84,234	1,788,519

Tenet Healthcare Corp. (b)	54,261	2,581,738

Universal Health Services, Inc. -Class B	46,462	2,967,528

		14,301,942

Health Care Services–2.57%

Express Scripts Holding Co. (b)	49,533	2,855,577

	Shares	Value

Health Care Services–(continued)

Innovacare Inc. (Acquired 12/12/12; Cost $480,796)(b)(c)	122,652	$480,796

Quest Diagnostics Inc.	27,611	1,558,641

		4,895,014

Health Care Technology–1.70%

Cerner Corp. (b)	19,599	1,857,005

HMS Holdings Corp. (b)	50,689	1,376,206

		3,233,211

Life Sciences Tools & Services–2.48%

Life Technologies Corp. (b)	28,411	1,836,203

Thermo Fisher Scientific, Inc.	37,863	2,896,141

		4,732,344

Managed Health Care–4.89%

Aetna Inc.	49,605	2,535,807

Humana Inc.	24,925	1,722,567

Qualicorp S.A. (Brazil)(b)(c)	109,000	1,098,738

UnitedHealth Group Inc.	69,333	3,966,541

		9,323,653

Pharmaceuticals–37.26%

AbbVie Inc.	71,321	2,908,470

Allergan, Inc.	16,502	1,842,118

Bayer AG (Germany)	47,416	4,890,410

Eli Lilly & Co.	49,284	2,798,838

Endo Health Solutions Inc. (b)	139,296	4,284,745

GlaxoSmithKline PLC -ADR (United Kingdom)	157,453	7,386,120

Hikma Pharmaceuticals PLC (United Kingdom)	135,378	2,126,869

Jazz Pharmaceuticals PLC (b)	29,797	1,665,950

Johnson & Johnson	94,500	7,704,585

Nippon Shinyaku Co., Ltd. (Japan)	116,000	1,655,562

Novartis AG -ADR (Switzerland)	104,043	7,412,023

Pfizer Inc.	293,603	8,473,383

Pharmstandard -GDR (Russia) (b)(c)	23,450	484,243

Roche Holding AG (Switzerland)	31,847	7,434,636

Sanofi -ADR (France)	97,623	4,986,583

Shire PLC -ADR (Ireland)	44,039	4,023,403

Zoetis Inc.	27,344	913,290

		70,991,228

Total Common Stocks & Other Equity Interests (Cost $125,180,949)		171,339,948

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Health Care Fund

	Shares	Value

Money Market Funds–10.09%

Liquid Assets Portfolio –Institutional Class (d)	9,604,410	$9,604,410

Premier Portfolio –Institutional Class (d)	9,604,409	9,604,409

Total Money Market Funds (Cost $19,208,819)		19,208,819

TOTAL INVESTMENTS–100.03% (Cost $144,389,768)		190,548,767

OTHER ASSETS LESS LIABILITIES–(0.03)%		(49,385)

NET ASSETS–100.00%		$190,499,382

Investment Abbreviations:

ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2013 was $2,063,777, which represented 1.08% of the Fund’s Net Assets.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Health Care Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco V.I. Global Health Care Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis.

Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco V.I. Global Health Care Fund

F.	Other Risks - The Fund’s performance is vulnerable to factors affecting the health care industry, including government regulation, obsolescence caused by scientific advances and technological innovations.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended March 31, 2013, there were transfers from Level 1 to Level 2 of $8,213,793 and from Level 2 to Level 1 of $2,683,248, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$176,365,066	$13,702,905	$480,796	$190,548,767
Foreign Currency Contracts*	--	107,519	--	107,519
Total Investments	$176,365,066	$13,810,424	$480,796	$190,656,286
* Unrealized appreciation.

NOTE 3 -- Derivative Investments

Open Foreign Currency Contracts at Period-End

Settlement		Contract to				Notional	Unrealized
Date	Counterparty	Deliver		Receive		Value	Appreciation
04/12/13	Citibank Capital	CHF	4,815,000	USD	5,115,321	$5,072,562	$42,759
04/12/13	Citibank Capital	EUR	3,022,000	USD	3,938,512	3,873,752	64,760
Total open foreign currency contracts							$107,519

Currency Abbreviations:

CHF – Swiss Franc

EUR -- Euro

USD -- U.S. Dollar

Invesco V.I. Global Health Care Fund

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2013 was $11,020,052 and $16,413,901, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$47,874,400
Aggregate unrealized (depreciation) of investment securities	(1,715,401)
Net unrealized appreciation of investment securities	$46,158,999
Cost of investments is the same for tax and financial reporting purposes.

Invesco V.I. Global Health Care Fund

Invesco V.I. Global Real Estate Fund

Quarterly Schedule of Portfolio Holdings

March 31, 2013

invesco.com/us	VIGRE-QTR-1 03/13	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.56%

Australia–8.02%

CFS Retail Property Trust	803,219	$1,687,512

Commonwealth Property Office Fund	858,747	993,946

Dexus Property Group	3,056,292	3,328,177

Federation Centres	1,379,506	3,390,092

Goodman Group	586,795	2,927,036

GPT Group	1,033,485	4,003,167

Stockland	913,941	3,483,977

Westfield Group	574,301	6,501,581

Westfield Retail Trust	258,699	815,079

		27,130,567

Austria–0.25%

Conwert Immobilien Invest S.E.	76,286	832,319

Canada–3.85%

Allied Properties REIT	64,300	2,090,383

Boardwalk REIT	19,292	1,186,572

Calloway REIT	48,800	1,406,362

Canadian Apartment Properties REIT	94,800	2,353,205

Canadian REIT	29,200	1,292,157

Chartwell Retirement Residences	271,200	2,957,575

RioCan REIT	63,700	1,742,972

		13,029,226

China–0.19%

China Resources Land Ltd.	224,000	629,007

Finland–0.34%

Sponda Oyj	246,069	1,163,232

France–3.42%

Gecina S.A.	13,919	1,614,875

Klepierre	38,528	1,514,537

Mercialys S.A.	38,446	787,188

Societe Immobiliere de Location pour I’Industrie et le Commerce	7,418	791,037

Unibail-Rodamco S.E.	29,502	6,870,570

		11,578,207

Germany–1.64%

Deutsche Wohnen AG	87,669	1,593,341

GSW Immobilien AG	50,806	2,011,743

LEG Immobilien AG (a)	36,295	1,944,507

		5,549,591

Hong Kong–9.91%

Henderson Land Development Co. Ltd.	639,000	4,378,130

Hongkong Land Holdings Ltd.	605,000	4,483,051

Hysan Development Co. Ltd.	532,000	2,691,686

Kerry Properties Ltd.	390,900	1,734,793

	Shares	Value

Hong Kong–(continued)

Link REIT (The)	228,500	$1,245,143

New World Development Co. Ltd.	2,037,000	3,457,925

Shimao Property Holdings Ltd.	990,500	1,908,796

Sino Land Co. Ltd.	1,235,600	2,100,404

Sun Hung Kai Properties Ltd.	244,000	3,293,486

Swire Properties Ltd.	559,000	1,990,456

Wharf Holdings Ltd. (The)	700,000	6,240,177

		33,524,047

Japan–14.16%

Activia Properties, Inc.	150	1,441,292

Frontier Real Estate Investment Corp.	143	1,633,600

GLP J-REIT (b)	226	242,709

GLP J-REIT	576	618,585

Industrial & Infrastructure Fund Investment Corp. (b)	20	221,133

Industrial & Infrastructure Fund Investment Corp.	110	1,216,233

Japan Prime Realty Investment Corp.	474	1,834,444

Japan Real Estate Investment Corp.	298	4,124,832

Kenedix Realty Investment Corp.	287	1,391,709

Mitsubishi Estate Co. Ltd.	288,000	8,160,473

Mitsui Fudosan Co., Ltd.	431,000	12,294,277

Nippon Building Fund Inc.	180	2,521,290

ORIX JREIT Inc.	729	1,028,577

Sumitomo Realty & Development Co., Ltd.	199,000	7,748,477

Tokyu Land Corp.	244,000	2,300,389

United Urban Investment Corp.	668	1,090,062

		47,868,082

Malta–0.00%

BGP Holdings PLC (a)(b)	3,053,090	0

Netherlands–0.31%

Corio N.V.	22,445	1,047,779

Norway–0.25%

Norwegian Property ASA	527,191	827,671

Singapore–4.30%

CapitaCommercial Trust	111,000	141,973

Capitaland Ltd.	1,313,000	3,745,109

CapitaMall Trust	1,131,000	1,908,005

CapitaMalls Asia Ltd.	1,444,000	2,392,100

CDL Hospitality Trusts	285,000	471,374

Frasers Centrepoint Trust	67,000	115,564

Global Logistic Properties Ltd.	1,214,000	2,571,898

Keppel Land Ltd.	344,000	1,095,628

Suntec REIT	1,444,000	2,094,946

		14,536,597

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Real Estate Fund

	Shares	Value

Sweden–1.09%

Castellum AB	144,489	$2,057,509

Fabege AB	62,674	641,079

Wihlborgs Fastigheter AB	58,785	968,306

		3,666,894

United Kingdom–4.42%

Big Yellow Group PLC	123,450	667,294

British Land Co. PLC	340,247	2,809,739

Derwent London PLC	32,354	1,059,495

Great Portland Estates PLC	298,313	2,251,560

Hammerson PLC	257,390	1,928,412

Land Securities Group PLC	284,254	3,582,591

Shaftesbury PLC	179,525	1,589,746

Unite Group PLC	219,122	1,071,660

		14,960,497

United States–45.41%

Acadia Realty Trust	86,056	2,389,776

Alexandria Real Estate Equities, Inc.	39,678	2,816,344

Apartment Investment & Management Co. - Class A	78,500	2,406,810

AvalonBay Communities, Inc.	43,421	5,500,138

Boston Properties, Inc.	21,220	2,144,493

Brandywine Realty Trust	84,342	1,252,479

Brookfield Office Properties, Inc.	106,289	1,824,488

CBL & Associates Properties, Inc.	114,700	2,706,920

CubeSmart	218,200	3,447,560

DCT Industrial Trust Inc.	270,326	2,000,412

DDR Corp.	432,899	7,541,101

Duke Realty Corp.	184,433	3,131,672

Equity One, Inc.	75,600	1,812,132

Equity Residential	82,835	4,560,895

Essex Property Trust, Inc.	48,124	7,246,512

General Growth Properties, Inc.	165,724	3,294,593

Health Care REIT, Inc.	114,669	7,787,172

Healthcare Realty Trust, Inc.	111,741	3,172,327

Healthcare Trust of America, Inc. -Class A	26,593	312,468

Host Hotels & Resorts Inc.	414,118	7,242,924

Hudson Pacific Properties Inc.	65,400	1,422,450

Kilroy Realty Corp.	56,827	2,977,735

Macerich Co. (The)	130,818	8,422,063

Mid-America Apartment Communities, Inc.	25,800	1,781,748

Pebblebrook Hotel Trust	66,870	1,724,577

Piedmont Office Realty Trust Inc. -Class A	189,700	3,716,223

Prologis, Inc.	182,620	7,301,148

Public Storage	30,600	4,660,992

Retail Opportunity Investments Corp.	112,127	1,570,899

Senior Housing Properties Trust	169,768	4,554,875

Simon Property Group, Inc.	84,006	13,319,991

SL Green Realty Corp.	69,788	6,009,445

Starwood Hotels & Resorts Worldwide, Inc.	14,727	938,552

UDR, Inc.	235,555	5,698,075

Ventas, Inc.	146,158	10,698,766

Vornado Realty Trust	73,600	6,155,904

		153,544,659

Total Common Stocks & Other Equity Interests (Cost $262,454,108)		329,888,375

	Shares	Value

Money Market Funds–2.09%

Liquid Assets Portfolio –Institutional Class (c)	3,536,722	$3,536,722

Premier Portfolio –Institutional Class (c)	3,536,722	3,536,722

Total Money Market Funds (Cost $7,073,444)		7,073,444

TOTAL INVESTMENTS–99.65% (Cost $269,527,552)		336,961,819

OTHER ASSETS LESS LIABILITIES–0.35%		1,192,394

NET ASSETS–100.00%		$338,154,213

Investment Abbreviations:

REIT          —Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2013 was $463,842, which represented less than 1% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco V.I. Global Real Estate Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

Invesco V.I. Global Real Estate Fund

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
F.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because, the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

Invesco V.I. Global Real Estate Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended March 31, 2013, there were transfers from Level 1 to Level 2 of $12,230,039 and from Level 2 to Level 1 of $26,279,469, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$3,390,092	$23,740,475	$--	$27,130,567
Austria	--	832,319	--	832,319
Canada	13,029,226	--	--	13,029,226
China	--	629,007	--	629,007
Finland	--	1,163,232	--	1,163,232
France	10,063,670	1,514,537	--	11,578,207
Germany	3,537,848	2,011,743	--	5,549,591
Hong Kong	13,703,164	19,820,883	--	33,524,047
Japan	2,253,003	45,615,079	--	47,868,082
Malta	--	--	0	0
Netherlands	--	1,047,779	--	1,047,779
Norway	827,671	--	--	827,671
Singapore	2,210,510	12,326,087	--	14,536,597
Sweden	2,057,509	1,609,385	--	3,666,894
United Kingdom	2,809,739	12,150,758	--	14,960,497
United States	160,618,103	--	--	160,618,103
Total Investments	$214,500,535	$122,461,284	$0	$336,961,819

Invesco V.I. Global Real Estate Fund

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2013 was $70,843,243 and $47,204,516, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$53,505,746
Aggregate unrealized (depreciation) of investment securities	(1,078,315)
Net unrealized appreciation of investment securities	$52,427,431
Cost of investments for tax purposes is $284,534,388.

Invesco V.I. Global Real Estate Fund

Invesco V.I. Government Securities Fund

Quarterly Schedule of Portfolio Holdings

March 31, 2013

invesco.com/us	VIGOV-QTR-1 03/13	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2013

(Unaudited)

	Principal Amount	Value

U.S. Government Sponsored Agency Mortgage-Backed Securities–70.26%

Collateralized Mortgage Obligations–32.45%

Fannie Mae REMICs,
4.00%, 07/25/18 to 07/25/40	$12,781,145	$13,594,966

4.50%, 07/25/19 to 07/25/27	4,566,910	4,698,637

5.00%, 08/25/19 to 09/25/37	14,178,419	14,781,141

4.25%, 12/25/19 to 02/25/37	9,131,212	9,661,964

3.00%, 07/25/22 to 09/25/36	12,818,820	13,205,045

2.50%, 03/25/26	3,953,983	4,129,752

7.00%, 09/18/27	770,281	903,373

6.50%, 01/25/30 to 03/25/32	2,333,963	2,681,936

3.50%, 12/25/31	884,149	898,485

4.75%, 07/25/33	1,679,690	1,707,176

5.75%, 10/25/35	875,494	990,665

0.50%, 05/25/36(a)	9,649,151	9,685,851

0.70%, 03/25/37 to 05/25/41(a)	14,555,399	14,661,383

0.97%, 06/25/37(a)	7,218,314	7,331,327

0.60%, 06/25/38(a)	11,500,638	11,568,377

6.57%, 06/25/39(a)	8,387,599	10,032,127

0.75%, 02/25/41(a)	8,949,829	9,038,848

0.72%, 11/25/41(a)	3,272,025	3,307,480

Federal Home Loan Bank,
5.07%, 10/20/15	1,234,828	1,326,162

5.46%, 11/27/15	17,434,588	18,794,408

5.77%, 03/23/18	2,791,590	3,072,407

Freddie Mac REMICs,
3.77%, 09/15/17	28,536	28,537

3.84%, 09/15/17	161,350	161,980

4.00%, 12/15/17 to 06/15/39	14,152,721	14,745,033

5.00%, 02/15/18 to 09/15/32	7,194,331	7,588,767

4.50%, 07/15/18 to 10/15/36	3,739,093	3,832,925

3.00%, 10/15/18 to 04/15/26	10,213,206	10,619,691

3.75%, 10/15/18	3,389,124	3,493,018

4.25%, 01/15/19	654,181	668,577

3.50%, 12/15/27	963,140	988,658

0.60%, 04/15/28 to 06/15/37(a)	13,783,533	13,874,626

5.25%, 08/15/32	1,632,997	1,647,327

0.70%, 12/15/35 to 03/15/40(a)	11,096,041	11,244,290

0.50%, 03/15/36(a)	9,226,145	9,269,918

5.75%, 05/15/36	459,897	473,990

0.55%, 11/15/36(a)	10,695,164	10,736,918

1.06%, 11/15/39(a)	3,420,921	3,457,764

0.65%, 03/15/40 to 02/15/42(a)	25,496,390	25,745,285

Ginnie Mae REMICs,
6.00%, 01/16/25	1,945,884	2,202,623

4.50%, 01/16/31 to 11/20/34	28,932,036	29,794,912

4.75%, 09/20/32	1,076,049	1,114,548

4.00%, 04/16/33 to 02/20/38	12,753,901	13,268,165

5.76%, 08/20/34(a)	2,937,363	3,352,964

5.00%, 08/16/35	471,602	486,755

	Principal Amount	Value

Collateralized Mortgage Obligations–(continued)

5.85%, 01/20/39(a)	$9,113,775	$10,643,873

1.00%, 09/16/39(a)	3,995,840	4,093,654

4.51%, 07/20/41(a)	2,776,561	3,144,684

		342,750,992

Federal Home Loan Mortgage Corp. (FHLMC)–14.40%

Pass Through Ctfs.,
6.00%, 09/01/13 to 07/01/38	3,769,864	4,104,020

7.00%, 07/01/14 to 12/01/37	9,375,734	10,874,059

6.50%, 04/01/15 to 12/01/35	8,718,706	9,948,034

8.00%, 07/01/15 to 09/01/36	9,456,125	11,607,342

5.00%, 07/01/18 to 01/01/40	4,650,652	5,087,968

10.50%, 08/01/19	1,816	1,971

4.50%, 09/01/20 to 08/01/41	22,448,968	24,623,158

8.50%, 09/01/20 to 08/01/31	777,266	907,992

10.00%, 03/01/21	41,609	47,579

9.00%, 06/01/21 to 06/01/22	299,957	338,442

7.50%, 09/01/22 to 08/01/36	3,177,552	3,764,517

5.50%, 12/01/22 to 11/01/39	2,463,090	2,672,598

3.50%, 08/01/26	2,326,959	2,504,731

3.00%, 05/01/27	2,991,414	3,187,655

7.05%, 05/20/27	234,593	253,060

6.03%, 10/20/30	1,687,371	1,942,104

Pass Through Ctfs., ARM
2.93%, 09/01/35 to 01/01/38 (a)	12,743,476	13,493,872

2.92%, 07/01/36(a)	9,864,783	10,595,444

2.64%, 10/01/36(a)	4,997,527	5,358,036

2.94%, 10/01/36(a)	452,383	486,394

3.01%, 11/01/37(a)	3,289,549	3,549,797

Pass Through Ctfs., TBA
3.00%, 04/01/43(b)(c)	12,200,000	12,531,687

3.50%, 04/01/43(b)(c)	23,000,000	24,210,196

		152,090,656

Federal National Mortgage Association (FNMA)–19.34%

Pass Through Ctfs.,
6.50%, 05/01/13 to 11/01/37	10,237,168	11,395,494

10.00%, 09/01/13	1,292	1,298

7.50%, 12/01/13 to 08/01/37	11,368,495	13,567,863

6.00%, 01/01/14 to 10/01/38	8,425,463	9,329,272

7.00%, 01/15/14 to 06/01/36	13,144,512	14,899,723

8.00%, 02/01/14 to 11/01/37	8,860,151	10,557,191

8.50%, 09/01/15 to 08/01/37	3,725,075	4,434,953

5.00%, 11/01/17 to 03/01/40	3,100,003	3,409,557

4.50%, 04/01/19 to 08/01/41	20,106,905	22,194,928

5.50%, 03/01/21 to 05/01/35	4,846,469	5,349,858

6.75%, 07/01/24	835,888	965,145

6.95%, 10/01/25	25,746	29,259

3.50%, 03/01/27 to 08/01/27	20,099,368	21,593,491

3.00%, 05/01/27 to 08/01/27	9,737,329	10,333,131

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Government Securities Fund

	Principal Amount	Value

Federal National Mortgage Association (FNMA)–(continued)

Pass Through Ctfs., ARM
2.50%, 10/01/34(a)	$4,817,041	$5,175,972

2.34%, 05/01/35(a)	935,132	996,154

2.66%, 03/01/38(a)	186,797	199,046

Pass Through Ctfs., BAL,
3.84%, 04/01/18	6,520,460	7,251,367

Pass Through Ctfs., TBA
3.00%, 04/01/43(b)(c)	39,500,000	40,752,889

3.50%, 04/01/43(b)(c)	18,200,000	19,223,750

4.00%, 04/01/43(b)(c)	2,500,000	2,666,016

		204,326,357

Government National Mortgage Association (GNMA)–4.07%

Pass Through Ctfs.,
6.50%, 04/20/13 to 01/15/37	8,943,621	10,071,180

6.75%, 08/15/13	367	372

7.50%, 10/15/14 to 10/15/35	4,973,944	5,778,507

11.00%, 10/15/15	1,117	1,126

9.00%, 10/20/16 to 12/20/16	61,790	62,460

7.00%, 04/15/17 to 01/15/37	2,980,697	3,399,385

8.00%, 05/15/17 to 01/15/37	2,791,865	3,394,371

10.50%, 09/15/17 to 11/15/19	2,661	2,681

8.50%, 12/15/17 to 01/15/37	512,931	569,882

10.00%, 06/15/19	18,815	20,561

6.00%, 09/15/20 to 08/15/33	1,319,096	1,482,761

5.00%, 02/15/25	451,342	496,843

6.95%, 08/20/25 to 08/20/27	557,276	656,946

6.38%, 10/20/27 to 04/20/28	576,394	652,556

6.10%, 12/20/33	6,871,630	8,074,810

3.50%, 10/20/42	7,971,026	8,361,109

		43,025,550

Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $723,920,219)		742,193,555

U.S. Government Sponsored Agency Securities–19.03%

Federal Agricultural Mortgage Corp.–3.38%

Sec. Gtd. Notes,
5.13%, 04/19/17(d)	14,000,000	16,447,926

Sr. Unsec. Notes,
2.00%, 07/27/16	4,000,000	4,191,193

Unsec. Medium-Term Notes,
1.25%, 12/06/13	8,000,000	8,062,182

0.85%, 08/11/14	7,000,000	7,055,625

		35,756,926

Federal Deposit Insuance Co. (FDIC)–0.07%

Series 2010-S1, Class 1A, Gtd. Notes, 0.75%, 02/25/48 (Acquired 03/05/10; Cost $721,421)(a)(d)	721,421	723,293

Federal Farm Credit Bank (FFCB)–2.11%

Unsec. Bonds,
1.50%, 11/16/15	7,000,000	7,198,777

1.05%, 03/28/16	7,000,000	7,122,316

5.43%, 06/07/24	2,885,000	3,792,410

	Principal Amount	Value

Federal Farm Credit Bank (FFCB)–(continued)

Unsec. Medium-Term Notes,
5.75%, 12/07/28	$3,100,000	$4,211,582

		22,325,085

Federal Home Loan Bank (FHLB)–5.66%

Global Bonds,
0.50%, 11/20/15	5,800,000	5,821,099

Unsec. Bonds,
2.50%, 06/13/14	8,000,000	8,212,841

3.13%, 03/11/16	20,000,000	21,586,835

1.50%, 10/12/17	4,800,000	4,942,885

4.50%, 09/13/19	5,000,000	6,021,350

1.88%, 03/13/20	6,000,000	6,176,280

3.38%, 06/12/20	6,220,000	7,053,915

		59,815,205

Federal Home Loan Mortgage Corp. (FHLMC)–3.07%

Unsec. Global Notes,
0.50%, 05/13/16	4,250,000	4,255,098

1.00%, 03/08/17	6,500,000	6,589,353

0.75%, 01/12/18	6,000,000	5,972,175

0.88%, 03/07/18	5,800,000	5,793,248

1.25%, 08/01/19	4,800,000	4,800,892

1.25%, 10/02/19	5,000,000	4,982,329

		32,393,095

Federal National Mortgage Association (FNMA)–1.90%

Unsec. Global Notes,
2.38%, 04/11/16	1,100,000	1,163,964

1.25%, 01/30/17	5,300,000	5,422,094

0.88%, 08/28/17	7,250,000	7,299,507

0.88%, 10/26/17	6,200,000	6,226,631

		20,112,196

Financing Corp (FICO)–0.37%

Sec. Bonds,
9.80%, 04/06/18	700,000	998,428

Series E, Sec. Bonds,
9.65%, 11/02/18	1,985,000	2,876,679

		3,875,107

Tennessee Valley Authority (TVA)–2.47%

Sr. Unsec. Global Bonds,
4.88%, 12/15/16	13,553,000	15,645,366

Sr. Unsec. Global Notes,
5.50%, 07/18/17	7,042,000	8,437,544

1.88%, 08/15/22	2,000,000	1,986,699

		26,069,609

Total U.S. Government Sponsored Agency Securities (Cost $196,490,982)		201,070,516

U.S. Treasury Securities–15.35%

U.S. Treasury Bonds–2.38%

8.75%, 05/15/20	3,500,000	5,312,563

7.88%, 02/15/21	1,100,000	1,636,510

7.50%, 11/15/24	4,370,000	6,858,291

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Government Securities Fund

	Principal Amount	Value

U.S. Treasury Bonds–(continued)

7.63%, 02/15/25	$550,000	$874,177

5.38%, 02/15/31	3,800,000	5,291,144

4.25%, 05/15/39(e)	3,685,000	4,536,960

4.38%, 11/15/39	500,000	627,711

		25,137,356

U.S. Treasury Notes–9.97%

2.00%, 01/31/16	1,200,000	1,256,005

1.00%, 03/31/17	7,000,000	7,123,198

0.63%, 05/31/17	8,000,000	8,012,072

2.75%, 05/31/17(e)	10,000,000	10,891,704

2.38%, 07/31/17(e)	10,000,000	10,747,988

0.63%, 09/30/17	7,000,000	6,989,836

0.75%, 12/31/17	7,000,000	7,013,942

0.88%, 01/31/18	5,000,000	5,035,752

1.38%, 09/30/18	9,800,000	10,069,301

1.38%, 12/31/18	3,000,000	3,075,425

1.00%, 11/30/19	10,000,000	9,904,716

3.63%, 02/15/20	2,000,000	2,325,984

2.13%, 08/15/21	2,700,000	2,824,151

2.00%, 11/15/21	8,300,000	8,566,257

2.00%, 02/15/22	7,000,000	7,202,713

1.75%, 05/15/22	4,250,000	4,266,834

		105,305,878

U.S. Treasury Inflation - Indexed Notes and Bonds–3.00%

Bonds, 0.75%, 02/15/42	7,334,856(f)	7,672,004

Notes,
0.13%, 04/15/17	8,109,010(f)	8,748,484

0.13%, 07/15/22	14,014,000(f)	15,287,565

		31,708,053

Total U.S. Treasury Securities (Cost $155,904,541)		162,151,287

Foreign Bonds–2.85%

Collateralized Mortgage Obligations–2.39%

La Hipotecaria Panamanian Mortgage Trust (El Salvador), Series 2010-1GA, Class A, Floating Rate Pass Through Ctfs., 3.00%, 09/08/39 (Acquired 11/05/10; Cost $24,998,840) (a)(d)	24,197,304	25,286,183

Sovereign Debt–0.46%

Israel Government Agency for International Development (AID) Bond, Unsec. Gtd. Bonds, 5.13%, 11/01/24	3,800,000	4,846,152

Total Foreign Bonds (Cost $28,782,678)		30,132,335

Corporate Bonds and Notes–1.63%

Private Export Funding Corp.–1.63%

Sec. Gtd. Notes,
2.13%, 07/15/16	5,000,000	5,267,905

1.38%, 02/15/17	5,000,000	5,117,556

4.30%, 12/15/21	1,540,000	1,834,866

	Principal Amount	Value

Private Export Funding Corp.–(continued)

Sr. Sec. Gtd. Notes,
1.45%, 08/15/19	$5,000,000	$5,035,974

Total Corporate Bonds and Notes (Cost $16,536,348)		17,256,301

	Shares

Money Market Funds–0.85%

Government & Agency Portfolio – Institutional Class (Cost $8,911,947)(g)	8,911,947	8,911,947

TOTAL INVESTMENTS–109.97% (Cost $1,130,546,715)		1,161,715,941

OTHER ASSETS LESS LIABILITIES–(9.97)%		(105,289,991)

NET ASSETS–100.00%		$1,056,425,950

Investment Abbreviations:

ARM	—Adjustable Rate Mortgage
BAL	—Balloon
Ctfs.	—Certificates
Gtd.	—Guaranteed
REMIC	—Real Estate Mortgage Investment Conduits
Sec.	—Secured
Sr.	—Senior
TBA	—To Be Announced
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2013.

(b)	Security purchased on a forward commitment basis.

(c)	This security is subject to dollar roll transactions. See Note 1D.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2013 was $42,457,402, which represented 4.02% of the Fund’s Net Assets.

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 3.

(f)	Principal amount of security and interest payments are adjusted for inflation.

(g)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Government Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco V.I. Government Securities Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions are considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar rolls transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

E.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a

Invesco V.I. Government Securities Fund

E.	Futures Contracts – (continued)

futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

F.	Other Risks – The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
G.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$8,911,947	$--	$--	$8,911,947
U.S. Treasury Securities	--	162,151,287	--	162,151,287
U.S Government Sponsored Agency Securities	--	943,264,071	--	943,264,071
Corporate Debt Securities	--	17,256,301	--	17,256,301
Foreign Debt Securities		25,286,183		25,286,183
Foreign Sovereign Debt Securities	--	4,846,152	--	4,846,152
	$8,911,947	$1,152,803,994	--	$1,161,715,941
Futures*	309,529	--	--	309,529
Total Investments	$9,221,476	$1,152,803,994	$--	$1,162,025,470

* Unrealized appreciation.

Invesco V.I. Government Securities Fund

NOTE 3 -- Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of March 31, 2013:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Interest rate risk
Futures contracts (a)	$822,338	$(513,079)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

Effect of Derivative Investments for the three months ended March 31, 2013

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Futures*
Realized Gain (Loss)
Interest rate risk	$ (3,796,213)
Change in Unrealized Appreciation
Interest rate risk	$ 1,376,046
Total	$ (2,420,167)

* The average notional value of futures outstanding during the period was $410,968,063.

Open Futures Contracts
Long Contracts	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	473	June-2013	$104,274,329	$13,788
U.S. Treasury 10 Year Notes	573	June-2013	75,627,047	149,828
U.S. Ultra Bonds	563	June-2013	88,725,281	649,786
Subtotal				$813,402
Short Contracts
U.S. Treasury 5 Year Notes	272	June-2013	$(33,742,875)	$8,936
U.S. Treasury 30 Year Bonds	618	June-2013	(89,281,688)	(513,079)
Subtotal				$(504,143)
Total				$309,259

Invesco V.I. Government Securities Fund

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2013 was $340,959,585 and $418,496,110, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $26,992,078 and $14,357,097, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$32,999,470
Aggregate unrealized (depreciation) of investment securities	(2,272,252)
Net unrealized appreciation of investment securities	$30,727,218
Cost of investments for tax purposes is $1,130,988,723.

Invesco V.I. Government Securities Fund

Invesco V.I. Growth and Income Fund

Effective April 29, 2013, after the close of the reporting period,

Invesco Van Kampen V.I. Growth and Income Fund was renamed

Invesco V.I. Growth and Income Fund.

Quarterly Schedule of Portfolio Holdings

March 31, 2013

invesco.com/us	VK-VIGRI-QTR-1 03/13	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.19%

Aerospace & Defense–0.54%

General Dynamics Corp.	175,898	$12,402,568

Agricultural Products–1.41%

Archer-Daniels-Midland Co.	956,411	32,259,743

Application Software–1.32%

Adobe Systems Inc. (b)	696,758	30,315,941

Asset Management & Custody Banks–2.20%

Northern Trust Corp.	418,236	22,818,956

State Street Corp.	469,526	27,744,291

		50,563,247

Biotechnology–1.69%

Amgen Inc.	378,973	38,848,522

Cable & Satellite–4.10%

Comcast Corp. -Class A	1,157,444	48,624,222

Time Warner Cable Inc.	474,225	45,554,054

		94,178,276

Diversified Banks–2.30%

Comerica Inc.	611,480	21,982,706

Wells Fargo & Co.	834,290	30,860,387

		52,843,093

Diversified Chemicals–1.58%

Dow Chemical Co. (The)	533,228	16,977,980

PPG Industries, Inc.	144,109	19,301,959

		36,279,939

Diversified Support Services–0.51%

Cintas Corp.	265,013	11,695,024

Electric Utilities–1.97%

Edison International	233,121	11,730,649

FirstEnergy Corp.	223,503	9,431,827

Pinnacle West Capital Corp.	414,378	23,988,342

		45,150,818

Electronic Components–0.10%

Corning Inc.	176,517	2,352,972

Food Distributors–1.30%

Sysco Corp.	844,988	29,718,228

Health Care Equipment–1.49%

Medtronic, Inc.	726,807	34,130,857

Home Improvement Retail–0.96%

Home Depot, Inc. (The)	316,070	22,055,365

	Shares	Value

Hotels, Resorts & Cruise Lines–0.86%

Carnival Corp.	574,598	$19,708,711

Household Products–1.71%

Procter & Gamble Co. (The)	508,363	39,174,453

Industrial Conglomerates–2.84%

General Electric Co.	2,820,730	65,215,278

Industrial Machinery–1.25%

Ingersoll-Rand PLC	520,994	28,659,880

Insurance Brokers–3.82%

Aon PLC	349,486	21,493,389

Marsh & McLennan Cos., Inc.	1,314,128	49,897,440

Willis Group Holdings PLC	411,942	16,267,590

		87,658,419

Integrated Oil & Gas–3.76%

Chevron Corp.	378,791	45,007,947

Exxon Mobil Corp.	285,321	25,710,275

Occidental Petroleum Corp.	198,775	15,577,997

		86,296,219

Integrated Telecommunication Services–0.83%

Verizon Communications Inc.	385,614	18,952,928

Internet Software & Services–2.05%

eBay Inc. (b)	868,039	47,065,075

Investment Banking & Brokerage–4.05%

Charles Schwab Corp. (The)	1,726,456	30,541,007

Goldman Sachs Group, Inc. (The)	130,257	19,167,317

Morgan Stanley	1,965,062	43,192,063

		92,900,387

IT Consulting & Other Services–1.11%

Amdocs Ltd.	705,656	25,580,030

Managed Health Care–3.51%

Cigna Corp.	395,026	24,637,772

UnitedHealth Group Inc.	413,549	23,659,138

WellPoint, Inc.	485,600	32,161,288

		80,458,198

Movies & Entertainment–3.25%

Time Warner Inc.	322,090	18,558,826

Viacom Inc. -Class B	910,630	56,067,489

		74,626,315

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Growth and Income Fund

	Shares	Value

Oil & Gas Equipment & Services–1.79%

Baker Hughes Inc.	495,119	$22,978,473

Halliburton Co.	449,977	18,183,570

		41,162,043

Oil & Gas Exploration & Production–3.02%

Anadarko Petroleum Corp.	446,303	39,029,197

Canadian Natural Resources Ltd. (Canada)	947,218	30,365,050

		69,394,247

Oil & Gas Storage & Transportation–0.87%

Williams Cos., Inc. (The)	531,447	19,908,005

Other Diversified Financial Services–7.69%

Citigroup Inc.	1,752,149	77,515,072

JPMorgan Chase & Co.	2,086,355	99,018,408

		176,533,480

Packaged Foods & Meats–2.58%

Kraft Foods Group, Inc.	350,941	18,083,990

Mondelez International Inc. -Class A	660,491	20,217,629

Unilever N.V. -New York Shares (Netherlands)	507,972	20,826,852

		59,128,471

Personal Products–2.76%

Avon Products, Inc. (c)	3,060,096	63,435,790

Pharmaceuticals–7.88%

Bristol-Myers Squibb Co.	708,749	29,193,371

Eli Lilly & Co.	626,848	35,598,698

Merck & Co., Inc.	1,018,245	45,036,976

Novartis AG (Switzerland)	351,641	25,038,225

Novartis AG -ADR (Switzerland)	35,825	2,552,173

Pfizer Inc.	1,502,704	43,368,038

		180,787,481

Property & Casualty Insurance–0.89%

Chubb Corp. (The)	232,752	20,372,782

Publishing–0.53%

Thomson Reuters Corp. (Canada)	376,724	12,221,282

Railroads–0.62%

CSX Corp.	580,911	14,307,838

Regional Banks–4.08%

BB&T Corp.	766,188	24,050,641

Fifth Third Bancorp	1,264,002	20,615,873

PNC Financial Services Group, Inc.	736,889	49,003,118

		93,669,632

Security & Alarm Services–2.54%

ADT Corp. (The)	440,226	21,544,660

	Shares	Value

Security & Alarm Services–(continued)

Tyco International Ltd.	1,148,622	$36,755,904

		58,300,564

Semiconductor Equipment–1.79%

Applied Materials, Inc.	3,051,100	41,128,828

Semiconductors–0.88%

Intel Corp.	318,970	6,969,494

Texas Instruments Inc.	371,970	13,197,496

		20,166,990

Soft Drinks–1.97%

Coca-Cola Co. (The)	593,432	23,998,390

PepsiCo, Inc.	269,520	21,321,727

		45,320,117

Specialized Finance–0.75%

CME Group Inc. -Class A	280,084	17,194,357

Systems Software–3.21%

Microsoft Corp.	1,632,021	46,692,121

Symantec Corp. (b)	1,097,382	27,083,387

		73,775,508

Wireless Telecommunication Services–1.83%

Vodafone Group PLC -ADR (United Kingdom)	1,480,340	42,056,459

Total Common Stocks & Other Equity Interests (Cost $1,766,123,412)		2,207,954,360

Money Market Funds–5.37%

Liquid Assets Portfolio –Institutional Class (d)	61,671,805	61,671,805

Premier Portfolio –Institutional Class (d)	61,671,805	61,671,805

Total Money Market Funds (Cost $123,343,610)		123,343,610

TOTAL INVESTMENTS–101.56% (Cost $1,889,467,022)		2,331,297,970

OTHER ASSETS LESS LIABILITIES–(1.56)%		(35,841,483)

NET ASSETS–100.00%		$2,295,456,487

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	A portion of this security is subject to call options written. See Note 1F and Note 3.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Growth and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Growth and Income Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco V.I. Growth and Income Fund

F.	Call Options Written – The Fund may write call options. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently valued to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
G.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$2,306,259,745	$25,038,225	$--	$2,331,297,970
Foreign Currency Contracts*	--	(710,302)	--	(710,302)
Options*	47,310	--	--	47,310
Total Investments	$2,306,307,055	$24,327,923	$--	$2,330,634,978

* Unrealized appreciation (depreciation).

Invesco V.I. Growth and Income Fund

NOTE 3 -- Derivative Investments

Open Foreign Currency Contracts at Period-End
					Unrealized
Settlement		Contract to		Notional	Appreciation
Date	Counterparty	Deliver	Receive	Value	(Depreciation)
04/15/13	Bank of New York	CAD 14,479,086	USD 14,073,488	14,245,146	(171,658)
04/15/13	State Street	CAD 17,905,902	USD 17,416,711	17,616,595	(199,884)
04/15/13	Bank of New York	CHF 12,882,824	USD 13,558,513	13,572,449	(13,936)
04/15/13	State Street	CHF 5,787,658	USD 6,093,009	6,097,474	(4,465)
04/15/13	Bank of New York	EUR 12,172,263	USD 15,832,463	15,603,388	229,075
04/15/13	State Street	GBP 20,177,058	USD 30,105,179	30,654,613	(549,434)
Total open foreign currency contracts					$(710,302)

  Currency Abbreviations:

  CAD -- Canadian Dollar

  CHF -- Swiss Franc

  EUR -- Euro

  GBP – British Pound Sterling

  USD -- U.S. Dollar

Open Options Written at Period-End
Calls	Contract Month	Strike Price	Number of Contracts	Premiums Received	Value	Unrealized Appreciation
Avon Products, Inc.	July-2013	$ 24	1,918	$ 104,850	$ 57,540	$ 47,310

Transactions During the Period
	Call Option Contracts
	Number of Contracts	Premiums Received
Beginning of period	--	$--
Written	1,918	104,850
End of period	1,918	$104,850

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2013 was $249,437,649 and $248,428,986, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$451,471,959
Aggregate unrealized (depreciation) of investment securities	(10,226,464)
Net unrealized appreciation of investment securities	$441,245,495
Cost of investments for tax purposes is $1,890,052,475.

Invesco V.I. Growth and Income Fund

Invesco V.I. High Yield Fund

Quarterly Schedule of Portfolio Holdings

March 31, 2013

invesco.com/us	VIHYI-QTR-1 03/13	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2013

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–88.05%

Advertising–0.04%

National CineMedia LLC, Sr. Sec. Global Notes, 6.00%, 04/15/22	$45,000	$48,600

Aerospace & Defense–2.02%

B/E Aerospace Inc., Sr. Unsec. Notes, 5.25%, 04/01/22	100,000	103,875

Bombardier Inc. (Canada), Sr. Unsec. Notes, 5.75%, 03/15/22(b)	185,000	190,550

6.13%, 01/15/23(b)	175,000	182,000

7.75%, 03/15/20(b)	345,000	398,475

DigitalGlobe Inc., Sr. Unsec. Gtd. Notes, 5.25%, 02/01/21(b)	300,000	299,250

GenCorp Inc., Sec. Gtd. Notes, 7.13%, 03/15/21(b)	345,000	364,837

Huntington Ingalls Industries Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 03/15/18	165,000	180,263

7.13%, 03/15/21	95,000	104,025

Sequa Corp., Sr. Unsec. Gtd. Notes, 7.00%, 12/15/17(b)	165,000	167,681

Spirit Aerosystems Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	240,000	257,400

TransDigm Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 10/15/20(b)	65,000	68,250

		2,316,606

Airlines–2.47%

American Airlines Inc., Sr. Sec. Gtd. Notes, 7.50%, 03/15/16 (Acquired 10/13/11-11/29/11; Cost $489,200)(b)(c)	600,000	691,500

American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	226,885	242,200

Continental Airlines Pass Through Trust, Series 2000-2, Class B, Sec. Pass Through Ctfs., 8.31%, 04/02/18	43,436	46,531

Series 2007-1, Class C, Sec. Global Pass Through Ctfs., 7.34%, 04/19/14	179,400	184,670

Series 2009-1, Sec. Pass Through Ctfs., 9.00%, 07/08/16	49,807	57,901

Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	126,893	142,676

Series 2012-3, Class C, Sr. Sec. Pass Through Ctfs., 6.13%, 04/29/18	120,000	121,800

	Principal Amount	Value

Airlines–(continued)

Delta Air Lines Pass Through Trust, Series 2007-1, Class C, Sec. Global Pass Through Ctfs., 8.95%, 08/10/14	$315,138	$329,319

Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16(b)	85,000	89,994

Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15	125,000	132,187

UAL Pass Through Trust, Series 2007-1, Class B, Sr. Sec. Gtd. Global Pass Through Ctfs., 7.34%, 07/02/19	108,620	109,706

Series 2009-1, Sr. Sec. Gtd. Global Pass Through Ctfs., 10.40%, 11/01/16	117,616	136,729

Series 2009-2, Class B, Sr. Sec. Gtd. Pass Through Ctfs., 12.00%, 01/15/16(b)	153,991	171,412

US Airways Pass Through Trust, Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	156,632	159,961

Series 2012-1, Class A, Sr. Sec. Pass Through Ctfs., 5.90%, 10/01/24	60,000	67,612

Series 2012-1, Class B, Sec. Pass Through Ctfs., 8.00%, 10/01/19	60,000	66,750

Series 2012-1, Class C, Sec. Pass Through Ctfs., 9.13%, 10/01/15	75,000	80,906

		2,831,854

Alternative Carriers–1.47%

Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	395,000	440,425

Level 3 Communications Inc., Sr. Unsec. Global Notes, 11.88%, 02/01/19	285,000	335,587

Sr. Unsec. Notes, 8.88%, 06/01/19(b)	170,000	186,150

Level 3 Financing Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 07/01/19	230,000	254,150

8.63%, 07/15/20	105,000	118,125

9.38%, 04/01/19	85,000	95,838

Sr. Unsec. Gtd. Notes, 7.00%, 06/01/20(b)	250,000	263,125

		1,693,400

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Apparel Retail–0.95%

Express LLC/Express Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/18	$151,000	$165,156

J. Crew Group Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/19	535,000	579,137

Limited Brands Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/22	145,000	154,244

8.50%, 06/15/19	100,000	123,125

Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	40,000	45,300

7.00%, 05/01/20	25,000	29,094

		1,096,056

Apparel, Accessories & Luxury Goods–2.14%

Jones Group Inc./Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, Sr. Unsec. Notes, 6.88%, 03/15/19	905,000	963,825

Levi Strauss & Co., Sr. Unsec. Global Notes, 6.88%, 05/01/22	310,000	340,612

7.63%, 05/15/20	525,000	579,469

PVH Corp., Sr. Unsec. Global Notes, 4.50%, 12/15/22	70,000	69,475

Quiksilver Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	505,000	505,631

		2,459,012

Application Software–0.19%

Nuance Communications Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/20(b)	215,000	218,225

Auto Parts & Equipment–0.77%

Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 7.13%, 05/15/19(b)	485,000	523,800

American Axle & Manufacturing Inc., Sr. Unsec. Gtd. Notes, 6.25%, 03/15/21	190,000	195,700

6.63%, 10/15/22	155,000	161,200

		880,700

Automobile Manufacturers–0.62%

Chrysler Group LLC/CG Co-Issuer Inc., Sec. Gtd. Global Notes, 8.00%, 06/15/19	650,000	716,625

Automotive Retail–0.05%

Penske Automotive Group Inc., Sr. Unsec. Gtd. Sub. Notes, 5.75%, 10/01/22(b)	50,000	52,375

	Principal Amount	Value

Biotechnology–0.14%

Savient Pharmaceuticals Inc., Sr. Unsec. Conv. Notes, 4.75%, 02/01/18	$90,000	$22,894

STHI Holding Corp., Sec. Gtd. Notes, 8.00%, 03/15/18(b)	125,000	136,562

		159,456

Broadcasting–1.00%

Belo Corp., Sr. Unsec. Deb., 7.25%, 09/15/27	140,000	144,725

Clear Channel Worldwide Holdings Inc., Series A, Sr. Unsec. Gtd. Notes, 6.50%, 11/15/22(b)	90,000	94,275

Series B, Sr. Unsec. Gtd. Notes, 6.50%, 11/15/22(b)	240,000	254,400

Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/20	510,000	534,863

LIN Television Corp., Sr. Unsec. Gtd. Notes, 6.38%, 01/15/21(b)	75,000	80,250

Starz LLC/Starz Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/19	40,000	41,400

		1,149,913

Building Products–3.07%

American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	310,000	324,725

Building Materials Corp. of America, Sr. Unsec. Gtd. Notes, 7.50%, 03/15/20(b)	105,000	114,844

Sr. Unsec. Notes, 6.88%, 08/15/18(b)	305,000	328,637

Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Notes, 6.25%, 02/01/21(b)	430,000	459,025

Masco Corp., Sr. Unsec. Global Notes, 5.95%, 03/15/22	120,000	135,375

Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	485,000	540,169

10.00%, 12/01/18	300,000	337,500

Ply Gem Industries Inc., Sr. Sec. Gtd. Global Notes, 8.25%, 02/15/18	70,000	76,825

Sr. Unsec. Gtd. Global Notes, 9.38%, 04/15/17	130,000	143,325

USG Corp., Sr. Unsec. Gtd. Notes, 7.88%, 03/30/20(b)	365,000	420,662

Sr. Unsec. Notes, 9.75%, 01/15/18	545,000	648,550

		3,529,637

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Cable & Satellite–4.17%

CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/21(b)	$245,000	$246,225

DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 07/15/22	110,000	115,913

Sr. Unsec. Gtd. Notes, 5.00%, 03/15/23(b)	445,000	439,437

Hughes Satellite Systems Corp., Sr. Sec. Gtd. Global Notes, 6.50%, 06/15/19	270,000	297,675

Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	80,000	92,000

Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes, 7.25%, 10/15/20	845,000	934,781

7.50%, 04/01/21	140,000	156,625

Sr. Unsec. Gtd. Notes, 6.63%, 12/15/22(b)	345,000	367,856

Lynx I Corp. (United Kingdom), Sr. Sec. Notes, 5.38%, 04/15/21(b)	200,000	209,250

Lynx II Corp. (United Kingdom), Sr. Unsec. Notes, 6.38%, 04/15/23(b)	200,000	210,250

Nara Cable Funding Ltd. (Spain), Sr. Sec. Gtd. Notes, 8.88%, 12/01/18(b)	400,000	420,000

Ono Finance II PLC (Spain), Sr. Unsec. Gtd. Notes , 10.88%, 07/15/19(b)	300,000	317,250

Unitymedia Hessen GmbH & Co KG/Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. Notes, 7.50%, 03/15/19(b)	410,000	448,003

ViaSat Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 06/15/20	495,000	532,125

		4,787,390

Casinos & Gaming–4.90%

Ameristar Casinos Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/21	345,000	378,637

Caesars Entertainment Operating Co. Inc., Sec. Gtd. Global Notes, 10.00%, 12/15/15	80,000	74,800

12.75%, 04/15/18	265,000	208,688

Sr. Sec. Gtd. Notes, 9.00%, 02/15/20(b)	215,000	218,225

Sr. Unsec. Gtd. Global Notes, 5.38%, 12/15/13	230,000	226,838

Caesars Operating Escrow LLC/Caesars Escrow Corp., Sr. Sec. Gtd. Notes, 9.00%, 02/15/20(b)	110,000	111,650

9.00%, 02/15/20(b)	155,000	157,325

CityCenter Holdings LLC/CityCenter Finance Corp., Sr. Sec. Gtd. Global Notes, 7.63%, 01/15/16	335,000	362,219

10.75%, 01/15/17	393,335	437,094

	Principal Amount	Value

Casinos & Gaming–(continued)

Codere Finance Luxembourg S.A. (Spain), Sr. Sec. Gtd. Notes, 9.25%, 02/15/19(b)	$95,000	$71,013

MCE Finance Ltd. (China), Sr. Unsec. Gtd. Notes, 5.00%, 02/15/21(b)	200,000	201,000

MGM Resorts International, Sr. Unsec. Gtd. Conv. Notes, 4.25%, 04/15/15	95,000	103,372

Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/21	160,000	169,000

Sr. Unsec. Gtd. Notes, 6.75%, 10/01/20(b)	45,000	47,981

7.75%, 03/15/22	605,000	678,356

Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	340,000	363,800

Snoqualmie Entertainment Authority, Sr. Sec. Floating Rate Notes, 4.22%, 02/01/14(b)(d)	630,000	629,212

Sr. Sec. Notes, 9.13%, 02/01/15(b)	374,000	374,467

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Sec. First Mortgage Gtd. Global Notes, 5.38%, 03/15/22	260,000	273,163

7.75%, 08/15/20	475,000	535,562

		5,622,402

Coal & Consumable Fuels–1.19%

Alpha Natural Resources Inc., Sr. Unsec. Gtd. Notes, 9.75%, 04/15/18	115,000	123,912

CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 04/01/20	500,000	557,500

Peabody Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 11/15/18	450,000	481,500

Sr. Unsec. Gtd. Notes, 6.50%, 09/15/20	195,000	208,650

		1,371,562

Communications Equipment–0.67%

Avaya Inc., Sec. Gtd. Notes, 10.50%, 03/01/21(b)	170,000	164,050

Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	505,000	494,900

9.00%, 04/01/19(b)	110,000	115,500

		774,450

Computer & Electronics Retail–0.52%

Rent-A-Center Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 11/15/20	550,000	593,313

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Computer Storage & Peripherals–0.56%

Seagate HDD Cayman, Sr. Unsec. Gtd. Global Notes, 7.00%, 11/01/21	$585,000	$639,113

Construction & Engineering–1.40%

Abengoa Finance S.A.U. (Spain), Sr. Unsec. Gtd. Notes, 8.88%, 11/01/17(b)	210,000	206,071

Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	585,000	627,413

MasTec Inc., Sr. Unsec. Gtd. Notes, 4.88%, 03/15/23	80,000	79,500

Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	660,000	693,825

		1,606,809

Construction & Farm Machinery & Heavy Trucks–1.66%

Case New Holland Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/17	215,000	253,969

Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	235,000	239,406

Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/22	320,000	337,600

Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	180,000	204,750

Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	370,000	378,325

Terex Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 05/15/21	60,000	63,525

Sr. Unsec. Gtd. Notes, 6.50%, 04/01/20	30,000	32,250

Titan International Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 10/01/17	290,000	313,925

Sr. Sec. Gtd. Notes, 7.88%, 10/01/17(b)	80,000	86,600

		1,910,350

Construction Materials–1.37%

Cemex Finance LLC (Mexico), Sr. Sec. Gtd. Notes, 9.50%, 12/14/16(b)	495,000	537,004

Cemex S.A.B de C.V. (Mexico), Sr. Sec. Gtd. Notes, 5.88%, 03/25/19(b)	200,000	202,500

Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	715,000	788,287

U.S. Concrete, Inc., Sr. Sec. Sub. Notes, 9.50%, 10/01/15	50,400	50,652

		1,578,443

	Principal Amount	Value

Consumer Finance–0.86%

Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 03/15/20	$720,000	$893,700

General Motors Financial Co. Inc., Sr. Unsec. Gtd. Notes, 4.75%, 08/15/17(b)	85,000	88,825

		982,525

Data Processing & Outsourced Services–2.43%

CoreLogic, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/01/21	770,000	855,662

First Data Corp., Sec. Gtd. Notes, 8.25%, 01/15/21(b)	789,000	824,505

Sr. Sec. Gtd. Notes, 6.75%, 11/01/20(b)	560,000	588,000

7.38%, 06/15/19(b)	135,000	144,450

SunGard Data Systems Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/15/18	65,000	69,875

7.63%, 11/15/20	123,000	133,763

WEX Inc., Sr. Unsec. Gtd. Notes, 4.75%, 02/01/23(b)	175,000	169,750

		2,786,005

Department Stores–0.30%

Sears Holdings Corp., Sr. Sec. Gtd. Global Notes, 6.63%, 10/15/18	350,000	341,250

Distillers & Vintners–0.24%

CEDC Finance Corp. International Inc. (Poland), Sr. Sec. Gtd. Mortgage Notes, 9.13%, 12/01/16(b)(c)	205,000	160,412

Constellation Brands Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	61,000	70,379

Sr. Unsec. Gtd. Notes, 6.00%, 05/01/22	40,000	44,000

		274,791

Diversified Banks–0.28%

RBS Capital Trust II (United Kingdom), Jr. Unsec. Gtd. Sub. Global Bonds, 6.43% (e)	150,000	133,875

Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub. Notes, 6.13%, 12/15/22	185,000	193,223

		327,098

Diversified Chemicals–0.08%

Eagle Spinco Inc., Sr. Unsec. Gtd. Notes, 4.63%, 02/15/21(b)	60,000	61,500

Olin Corp., Sr. Unsec. Notes, 5.50%, 08/15/22	30,000	31,200

		92,700

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Diversified Metals & Mining–1.14%

FMG Resources Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.38%, 02/01/16(b)	$250,000	$259,075

6.88%, 04/01/22(b)	170,000	178,925

8.25%, 11/01/19(b)	435,000	470,887

Vedanta Resources PLC (India), Sr. Unsec. Notes, 9.50%, 07/18/18(b)	295,000	347,214

Walter Energy Inc., Sr. Unsec. Gtd. Notes, 8.50%, 04/15/21(b)	55,000	56,238

		1,312,339

Electric Utilities–0.00%

LSP Energy L.P./LSP Batesville Funding Corp., Series C, Sr. Sec. Mortgage Bonds, 7.16%, 01/15/14(c)	262,000	0

Series D, Sr. Sec. Bonds, 8.16%, 07/15/25(c)	275,000	0

		0

Electrical Components & Equipment–0.33%

Belden Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 09/01/22(b)	215,000	221,450

General Cable Corp., Sr. Unsec. Gtd. Notes, 5.75%, 10/01/22(b)	150,000	153,750

		375,200

Electronic Manufacturing Services–0.48%

Sanmina Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	530,000	556,500

Environmental & Facilities Services–0.20%

Clean Harbors Inc., Sr. Unsec. Gtd. Notes, 5.13%, 06/01/21(b)	100,000	102,500

EnergySolutions Inc./LLC, Sr. Unsec. Gtd. Global Notes, 10.75%, 08/15/18	125,000	130,938

		233,438

Food Distributors–0.11%

ARAMARK Corp., Sr. Unsec. Gtd. Notes, 5.75%, 03/15/20(b)	120,000	123,300

Food Retail–0.14%

New Albertsons Inc., Sr. Unsec. Bonds, 8.00%, 05/01/31	205,000	166,819

Forest Products–0.23%

Emerald Plantation Holdings Ltd. (Cayman Islands), Sr. Sec. Gtd. Global Notes, 6.00%, 01/30/20(f)	5,031	3,673

Millar Western Forest Products Ltd. (Canada), Sr. Unsec. Global Notes, 8.50%, 04/01/21	260,000	260,650

	Principal Amount	Value

Forest Products–(continued)

Sino-Forest Corp. (Hong Kong), Sr. Unsec. Gtd. Notes 6.25%, 10/21/17(b)(c)(f)	$30,000	$150

		264,473

Gas Utilities–1.31%

AmeriGas Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 05/20/22	350,000	382,812

Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	523,000	541,305

Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 7.38%, 08/01/21	154,000	170,748

Sr. Unsec. Notes, 7.38%, 03/15/20	375,000	407,812

		1,502,677

Gold–0.20%

Eldorado Gold Corp. (Canada), Sr. Unsec. Notes, 6.13%, 12/15/20(b)	220,000	230,131

Health Care Equipment–0.61%

Biomet Inc., Sr. Unsec. Gtd. Notes, 6.50%, 08/01/20(b)	130,000	138,450

Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/20(b)	135,000	139,388

DJO Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 7.75%, 04/15/18	35,000	36,050

Sr. Unsec. Gtd. Sub. Global Notes, 9.75%, 10/15/17	130,000	136,175

Universal Hospital Services Inc., Sr. Sec. Gtd. Global Notes, 7.63%, 08/15/20	60,000	65,025

Sr. Sec. Gtd. Notes, 7.63%, 08/15/20(b)	170,000	184,237

		699,325

Health Care Facilities–1.66%

HCA, Inc., Sr. Sec. Gtd. Global Notes, 5.88%, 03/15/22	210,000	226,800

Sr. Unsec. Gtd. Global Notes, 5.88%, 05/01/23	780,000	818,025

HealthSouth Corp., Sr. Unsec. Gtd. Notes, 7.75%, 09/15/22	76,000	82,840

Radiation Therapy Services Inc., Sr. Sec. Gtd. Global Notes, 8.88%, 01/15/17	175,000	172,375

Tenet Healthcare Corp., Sr. Sec. Gtd. Notes, 4.75%, 06/01/20(b)	25,000	25,250

Sr. Unsec. Global Notes, 6.75%, 02/01/20	215,000	232,200

8.00%, 08/01/20	310,000	343,712

		1,901,202

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Health Care Services–0.42%

DaVita HealthCare Partners Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 08/15/22	$140,000	$146,608

Prospect Medical Holdings Inc., Sr. Sec. Notes, 8.38%, 05/01/19(b)	310,000	331,700

		478,308

Health Care Technology–0.36%

MedAssets Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/18	380,000	417,525

Homebuilding–3.16%

Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 06/15/16	300,000	327,000

Sr. Unsec. Gtd. Notes, 7.25%, 02/01/23(b)	138,000	142,485

K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Notes, 7.25%, 10/15/20(b)	325,000	362,375

Sr. Unsec. Gtd. Global Notes, 6.25%, 01/15/16	465,000	471,975

Sr. Unsec. Gtd. Notes, 7.50%, 05/15/16	105,000	106,969

11.88%, 10/15/15	70,000	79,800

KB Home, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/22	105,000	118,913

Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	435,000	493,181

Sr. Unsec. Gtd. Notes, 4.75%, 11/15/22(b)	146,000	143,992

M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	360,000	400,950

Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 04/01/22	140,000	156,800

Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	145,000	149,169

Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 7.75%, 04/15/20(b)	505,000	546,662

Toll Brothers Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 02/15/22	120,000	134,100

		3,634,371

Hotels, Resorts & Cruise Lines–0.34%

Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 5.25%, 11/15/22	90,000	92,025

7.25%, 03/15/18	115,000	132,825

7.50%, 10/15/27	145,000	166,206

		391,056

	Principal Amount	Value

Household Products–0.73%

Central Garden & Pet Co., Sr. Unsec. Gtd. Sub. Notes, 8.25%, 03/01/18	$245,000	$252,656

Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, Sr. Sec. Gtd. Global Notes, 5.75%, 10/15/20	215,000	219,838

7.13%, 04/15/19	335,000	363,475

		835,969

Housewares & Specialties–0.19%

American Greetings Corp., Sr. Unsec. Gtd. Notes, 7.38%, 12/01/21	180,000	182,700

Spectrum Brands Escrow Corp., Sr. Unsec. Gtd. Notes, 6.38%, 11/15/20(b)	35,000	37,800

		220,500

Independent Power Producers & Energy Traders–1.49%

AES Corp (The), Sr. Unsec. Global Notes, 7.38%, 07/01/21	350,000	408,187

Calpine Corp., Sr. Sec. Gtd. Notes, 7.50%, 02/15/21(b)	456,000	502,740

NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 01/15/18	370,000	421,800

7.88%, 05/15/21	85,000	94,988

Sr. Unsec. Gtd. Notes, 6.63%, 03/15/23(b)	80,000	85,100

Red Oak Power LLC, Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	181,000	196,837

		1,709,652

Industrial Conglomerates–0.00%

Indalex Holding Corp.,Series B, Sec. Gtd. Global Notes, 11.50%, 02/01/14(c)	230,000	0

Industrial Machinery–0.29%

Actuant Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 06/15/22	135,000	140,063

Columbus McKinnon Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.88%, 02/01/19	25,000	27,031

SPX Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 09/01/17	145,000	161,675

		328,769

Insurance Brokers–0.12%

Hub International Ltd., Sr. Unsec. Gtd. Notes, 8.13%, 10/15/18(b)	130,000	136,825

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Internet Software & Services–0.64%

CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Notes, 6.38%, 11/15/22(b)	$290,000	$305,950

Equinix Inc., Sr. Unsec. Notes, 5.38%, 04/01/23	365,000	369,563

7.00%, 07/15/21	50,000	55,625

		731,138

Leisure Facilities–0.27%

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/21(b)	195,000	195,244

Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	110,000	117,975

		313,219

Marine–0.10%

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Global Notes, 8.63%, 11/01/17	115,000	115,863

Movies & Entertainment–1.52%

AMC Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	364,000	400,855

Cinemark USA Inc., Sr. Unsec. Gtd. Notes, 5.13%, 12/15/22(b)	250,000	252,500

Coinstar Inc., Sr. Unsec. Gtd. Notes, 6.00%, 03/15/19(b)	315,000	322,875

Live Nation Entertainment Inc., Sr. Unsec. Gtd. Notes, 7.00%, 09/01/20(b)	530,000	571,075

NAI Entertainment Holdings LLC, Sr. Sec. Gtd. Notes, 8.25%, 12/15/17(b)	182,000	198,380

		1,745,685

Multi-Line Insurance–2.17%

American International Group Inc., Jr. Unsec. Sub. Global Deb., 8.18%, 05/15/58	380,000	516,752

Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec. Notes, 5.80%, 05/15/21(b)	255,000	269,643

Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Deb., 8.13%, 06/15/38	190,000	227,050

Sr. Unsec. Global Notes, 5.95%, 10/15/36	90,000	107,134

Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	495,000	580,387

	Principal Amount	Value

Multi-Line Insurance–(continued)

Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 9.38%, 08/15/39(b)	$545,000	$797,150

		2,498,116

Office Services & Supplies–0.03%

Interface Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 12/01/18	35,000	38,019

Oil & Gas Drilling–0.38%

Atwood Oceanics Inc., Sr. Unsec. Notes, 6.50%, 02/01/20	40,000	43,800

Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 6.50%, 12/15/21	365,000	391,463

		435,263

Oil & Gas Equipment & Services–1.32%

Bristow Group, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22	195,000	210,844

Calfrac Holdings L.P. (Canada), Sr. Unsec. Gtd. Notes, 7.50%, 12/01/20(b)	440,000	447,700

Exterran Partners L.P./EXLP Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/21(b)	110,000	110,137

Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	560,000	586,600

SESI, LLC, Sr. Unsec. Gtd. Global Notes, 6.38%, 05/01/19	145,000	156,192

		1,511,473

Oil & Gas Exploration & Production–6.11%

Berry Petroleum Co., Sr. Unsec. Notes, 6.38%, 09/15/22	375,000	400,312

6.75%, 11/01/20	95,000	102,956

Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/15/22	130,000	142,350

8.25%, 09/01/21	305,000	346,175

Sr. Unsec. Gtd. Notes, 7.63%, 11/15/22(b)	345,000	377,775

Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	100,000	109,750

Sr. Unsec. Gtd. Notes, 5.75%, 03/15/23	105,000	107,100

6.13%, 02/15/21	185,000	197,719

6.63%, 08/15/20	365,000	400,131

Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 5.88%, 05/01/22	415,000	448,200

Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 7.13%, 04/01/21	85,000	96,475

EV Energy Partners L.P./EV Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/15/19	620,000	657,975

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	$615,000	$587,325

Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	25,000	25,156

Halcon Resources Corp., Sr. Unsec. Gtd. Notes, 8.88%, 05/15/21(b)	630,000	681,975

Kodiak Oil & Gas Corp., Sr. Unsec. Gtd. Notes, 5.50%, 01/15/21(b)	80,000	83,400

Laredo Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	45,000	49,500

MEG Energy Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.38%, 01/30/23(b)	355,000	370,975

6.50%, 03/15/21(b)	35,000	37,450

QEP Resources Inc., Sr. Unsec. Global Notes, 5.25%, 05/01/23	185,000	190,550

Sr. Unsec. Notes, 5.38%, 10/01/22	285,000	297,113

Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/22	65,000	66,463

5.75%, 06/01/21	495,000	533,362

SM Energy Co., Sr. Unsec. Global Notes, 6.50%, 11/15/21	240,000	265,200

6.50%, 01/01/23	85,000	93,925

6.63%, 02/15/19	140,000	150,500

WPX Energy Inc., Sr. Unsec. Global Notes, 6.00%, 01/15/22	190,000	200,450

		7,020,262

Oil & Gas Refining & Marketing–0.76%

Crosstex Energy, L.P./Crosstex Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 06/01/22(b)	150,000	159,000

CVR Refining LLC/Coffeyville Finance Inc., Sr. Sec. Gtd. Notes, 6.50%, 11/01/22(b)	295,000	302,375

Tesoro Corp., Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	95,000	99,513

Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Notes, 5.88%, 10/01/20(b)	120,000	127,350

United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	160,000	182,000

		870,238

Oil & Gas Storage & Transportation–2.74%

Access Midstream Partners L.P./ACMP Finance Corp., Sr. Unsec. Gtd. Global Notes, 4.88%, 05/15/23	145,000	143,550

5.88%, 04/15/21	235,000	249,687

6.13%, 07/15/22	105,000	112,875

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 08/01/23(b)	$110,000	$110,000

6.63%, 10/01/20(b)	200,000	209,500

Eagle Rock Energy Partners L.P./Eagle Rock Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.38%, 06/01/19	155,000	164,688

Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	385,000	444,194

Inergy Midstream L.P./NRGM Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 12/15/20(b)	115,000	120,319

MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 5.50%, 02/15/23	360,000	379,350

6.25%, 06/15/22	267,000	289,695

6.50%, 08/15/21	78,000	84,630

Rockies Express Pipeline LLC, Sr. Unsec. Notes, 6.00%, 01/15/19(b)	40,000	39,300

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 08/01/22	90,000	98,775

6.88%, 02/01/21	475,000	522,500

Sr. Unsec. Gtd. Notes, 5.25%, 05/01/23(b)	65,000	67,925

Teekay Corp. (Canada), Sr. Unsec. Global Notes, 8.50%, 01/15/20	105,000	114,056

		3,151,044

Other Diversified Financial Services–0.87%

Citigroup Inc., Series A, Jr. Unsec. Sub. Global Notes, 5.95%(e)	425,000	443,062

Jefferies Finance LLC/JFIN Co- Issuer Inc., Sr. Unsec. Notes, 7.38%, 04/01/20(b)	200,000	204,081

Oxford Finance LLC/Oxford Finance Co-Issuer Inc., Sr. Unsec. Notes, 7.25%, 01/15/18(b)	335,000	348,400

		995,543

Packaged Foods & Meats–1.29%

Del Monte Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/15/19	395,000	410,800

Post Holdings Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 02/15/22	465,000	509,175

Simmons Foods Inc., Sr. Sec. Notes, 10.50%, 11/01/17(b)	285,000	285,712

Wells Enterprises Inc, Sr. Sec. Notes, 6.75%, 02/01/20(b)	260,000	276,900

		1,482,587

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Paper Packaging–0.24%

Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	$250,000	$270,313

Paper Products–0.84%

Boise Cascade LLC/Boise Cascade Finance Corp., Sr. Unsec. Gtd. Notes, 6.38%, 11/01/20(b)	35,000	37,188

Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 11/01/18	225,000	245,812

Mercer International Inc., Sr. Unsec. Gtd. Global Notes, 9.50%, 12/01/17	265,000	290,175

PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/20	80,000	84,200

Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/19(b)	295,000	303,850

		961,225

Personal Products–0.19%

Avon Products, Inc., Sr. Unsec. Global Notes, 4.60%, 03/15/20	70,000	72,638

Revlon Consumer Products Corp., Sr. Unsec. Gtd. Notes, 5.75%, 02/15/21(b)	150,000	151,125

		223,763

Publishing–0.02%

MediMedia USA Inc., Sr. Unsec. Sub. Notes, 11.38%, 11/15/14(b)	30,000	29,100

Real Estate Services–0.20%

CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	215,000	234,350

Regional Banks–1.64%

AmSouth Bancorp., Unsec. Sub. Deb., 6.75%, 11/01/25	75,000	81,000

Regions Financial Corp., Unsec. Sub. Notes, 7.38%, 12/10/37	760,000	874,000

Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	215,000	245,100

Unsec. Sub. Global Notes, 5.13%, 06/15/17	675,000	678,375

		1,878,475

Research & Consulting Services–0.27%

FTI Consulting Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	160,000	174,000

Sr. Unsec. Gtd. Notes, 6.00%, 11/15/22(b)	125,000	133,125

		307,125

	Principal Amount	Value

Semiconductor Equipment–1.23%

Amkor Technology Inc., Sr. Unsec. Global Notes, 6.38%, 10/01/22	$50,000	$50,125

6.63%, 06/01/21	530,000	539,275

Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/18	390,000	409,987

Sensata Technologies B.V. (Luxembourg), Sr. Unsec. Gtd. Notes, 6.50%, 05/15/19(b)	380,000	412,300

		1,411,687

Semiconductors–1.12%

Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	125,000	137,500

Sr. Unsec. Gtd. Global Notes, 8.05%, 02/01/20	315,000	333,113

10.75%, 08/01/20	175,000	198,625

NXP BV/NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 5.75%, 02/15/21(b)	400,000	415,000

Sr. Unsec. Notes, 5.75%, 03/15/23(b)	200,000	205,000

		1,289,238

Specialized Finance–4.02%

Air Lease Corp., Sr. Unsec. Global Notes, 6.13%, 04/01/17	425,000	462,187

Sr. Unsec. Gtd. Global Notes, 4.75%, 03/01/20	372,000	383,160

Aircastle Ltd., Sr. Unsec. Global Notes, 6.25%, 12/01/19	40,000	43,900

6.75%, 04/15/17	640,000	708,800

7.63%, 04/15/20	205,000	238,313

CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/22	330,000	355,575

5.25%, 03/15/18	550,000	596,750

Sr. Unsec. Notes, 5.50%, 02/15/19(b)	105,000	115,763

International Lease Finance Corp., Sr. Sec. Gtd. Notes, 7.13%, 09/01/18(b)	200,000	236,375

Sr. Unsec. Global Notes, 3.88%, 04/15/18	225,000	224,859

4.63%, 04/15/21	120,000	120,225

5.88%, 04/01/19	90,000	97,509

5.88%, 08/15/22	235,000	254,388

8.75%, 03/15/17	285,000	336,371

Sr. Unsec. Notes, 8.25%, 12/15/20	360,000	441,900

		4,616,075

Specialized REIT’s–0.32%

Felcor Lodging L.P., Sr. Sec. Gtd. Notes, 5.63%, 03/01/23(b)	80,000	82,000

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Specialized REIT’s–(continued)

MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/01/21	$260,000	$282,100

		364,100

Specialty Chemicals–0.85%

Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	165,000	172,013

PolyOne Corp., Sr. Unsec. Notes, 5.25%, 03/15/23(b)	425,000	433,500

PQ Corp., Sr. Sec. Notes, 8.75%, 05/01/18(b)	195,000	209,625

US Coatings Acquisition Inc./Flash Dutch 2 BV, Sr. Unsec. Gtd. Notes, 7.38%, 05/01/21(b)	150,000	158,625

		973,763

Specialty Stores–0.39%

Michaels Stores Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18	405,000	443,475

Steel–1.12%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 6.75%, 02/25/22	120,000	131,756

Steel Dynamics Inc., Sr. Unsec. Gtd. Notes, 6.13%, 08/15/19(b)	320,000	346,400

SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Notes, 7.38%, 02/01/20(b)	366,000	388,875

United States Steel Corp., Sr. Unsec. Global Notes, 7.50%, 03/15/22	255,000	269,663

Sr. Unsec. Notes, 7.00%, 02/01/18	140,000	151,550

		1,288,244

Systems Software–0.04%

Allen Systems Group Inc., Sec. Gtd. Notes, 10.50%, 11/15/16 (Acquired 11/12/10; Cost $80,000)(b)	80,000	51,200

Technology Distributors–0.28%

Anixter Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/19	305,000	326,350

Tires & Rubber–0.35%

Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19	350,000	405,125

Trading Companies & Distributors–0.46%

H&E Equipment Services Inc., Sr. Unsec. Gtd. Notes, 7.00%, 09/01/22(b)	55,000	60,706

	Principal Amount	Value

Trading Companies & Distributors–(continued)

Interline Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/18	$195,000	$212,063

United Rentals North America Inc., Sr. Sec. Gtd. Global Notes, 5.75%, 07/15/18	30,000	32,700

Sr. Unsec. Global Notes, 8.25%, 02/01/21	195,000	221,812

		527,281

Trucking–1.63%

Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 01/15/19	670,000	745,375

9.75%, 03/15/20	70,000	82,950

Sr. Unsec. Gtd. Notes, 4.88%, 11/15/17(b)	50,000	51,500

HDTFS Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 10/15/22	115,000	125,350

Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/20	20,000	21,200

6.75%, 04/15/19	260,000	285,025

7.38%, 01/15/21	500,000	558,750

		1,870,150

Wireless Telecommunication Services–5.57%

Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)	115,000	124,488

Cricket Communications, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20	920,000	921,150

Digicel Group Ltd. (Jamaica), Sr. Unsec. Notes, 8.25%, 09/30/20(b)	200,000	214,500

Digicel Ltd. (Jamaica), Sr. Unsec. Notes, 6.00%, 04/15/21(b)	200,000	200,000

eAccess Ltd. (Japan), Sr. Unsec. Gtd. Notes, 8.25%, 04/01/18(b)	200,000	223,000

Intelsat Luxembourg SA (Luxembourg), Sr. Unsec. Gtd. Notes, 7.75%, 06/01/21(b)	320,000	326,800

8.13%, 06/01/23(b)	140,000	142,275

MetroPCS Wireless Inc., Sr. Unsec. Gtd. Notes, 6.63%, 11/15/20	570,000	598,500

7.88%, 09/01/18	190,000	208,287

SBA Communications Corp., Sr. Unsec. Notes, 5.63%, 10/01/19(b)	190,000	196,650

Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28	375,000	384,844

6.90%, 05/01/19	230,000	253,287

Sprint Nextel Corp., Sr. Unsec. Global Notes, 6.00%, 11/15/22	250,000	257,812

7.00%, 08/15/20	125,000	137,969

11.50%, 11/15/21	125,000	175,625

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount		Value

Wireless Telecommunication Services–(continued)

Sr. Unsec. Gtd. Notes, 7.00%, 03/01/20(b)		$135,000	$157,444

9.00%, 11/15/18(b)		285,000	353,044

Sr. Unsec. Notes, 8.38%, 08/15/17		340,000	397,800

Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec. Loan Participation Notes, 7.75%, 02/02/21(b)		400,000	452,000

Wind Acquisition Finance S.A. (Italy), Sr. Sec. Gtd. Notes, 11.75%, 07/15/17(b)		625,000	666,406

			6,391,881

Total U.S. Dollar Denominated Bonds and Notes (Cost $94,738,592)			101,130,409

Non-U.S. Dollar Denominated Bonds & Notes–5.11%(g)

Apparel, Accessories & Luxury Goods–0.37%

Boardriders S.A., Sr. Unsec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	315,000	426,950

Broadcasting–0.55%

Central European Media Enterprises Ltd. (Czech Republic),REGS, Jr. Sec. Gtd. Euro Notes, 11.63%, 09/15/16(b)	EUR	235,000	314,001

CET 21 spol sro (Czech Republic), Sr. Sec. Gtd. Notes, 9.00%, 11/01/17(b)	EUR	165,000	231,042

Polish Television Holding B.V. (Poland), Sr. Sec. Notes, 11.25%, 05/15/17(b)(h)	EUR	60,000	83,054

			628,097

Cable & Satellite–0.17%

Nara Cable Funding Ltd. (Spain), Sr. Sec. Gtd. Notes, 8.88%, 12/01/18(b)	EUR	140,000	188,859

Casinos & Gaming–1.06%

Codere Finance Luxembourg S.A. (Spain), Sr. Sec. Gtd. Notes, 8.25%, 06/15/15(b)	EUR	100,000	96,448

REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 06/15/15(b)	EUR	390,000	376,147

Gala Group Finance PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.88%, 09/01/18(b)	GBP	220,000	356,831

Great Canadian Gaming Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.63%, 07/25/22(b)	CAD	380,000	391,781

			1,221,207

	Principal Amount		Value

Construction Materials–0.31%

Obrascon Huarte Lain S.A. (Spain), REGS, Sr. Unsec. Gtd. Medium- Term Euro Notes, 7.63%, 03/15/20(b)	EUR	100,000	$136,020

Spie BondCo 3 SCA, (Luxembourg), REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 11.00%, 08/15/19(b)	EUR	155,000	222,007

			358,027

Distillers & Vintners–0.06%

CEDC Finance Corp. International Inc. (Poland), Sr. Sec. Gtd. Mortgage Notes, 8.88%, 12/01/16(b)(c)	EUR	65,000	65,232

Food Distributors–0.41%

Bakkavor Finance 2 PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 02/15/18(b)	GBP	300,000	471,774

Independent Power Producers & Energy Traders–0.13%

Infinis PLC (United Kingdom), Sr. Sec. Notes, 7.00%, 02/15/19(b)	GBP	100,000	152,320

Leisure Facilities–0.43%

Cirsa Funding Luxembourg S.A. (Spain), Sr. Unsec. Gtd. Notes, 8.75%, 05/15/18(b)	EUR	180,000	226,668

REGS, Sr. Unsec. Gtd. Euro Notes, 8.75%, 05/15/18(b)	EUR	210,000	264,447

			491,115

Metal & Glass Containers–0.13%

Greif Luxembourg Finance SCA, REGS, Sr. Unsec. Gtd. Medium- Term Euro Notes, 7.38%, 07/15/21(b)	EUR	105,000	152,747

Multi-Sector Holdings–0.34%

KM Germany Holdings GmbH (Germany), Sr. Sec. Gtd. Notes, 8.75%, 12/15/20(b)	EUR	155,000	215,590

Odeon & UCI Finco PLC (United Kingdom), Sr. Sec. Gtd. Notes, 9.00%, 08/01/18(b)	GBP	110,000	178,833

			394,423

Other Diversified Financial Services–0.79%

Boats Investments B.V. (Netherlands), REGS -Series 97, Sr. Sec. PIK Medium-Term Mortgage Euro Notes, 11.00%, 03/31/17(b)	EUR	90,786	59,344

Cabot Financial Luxembourg S.A. (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 10.38%, 10/01/19(b)	GBP	220,000	371,873

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount		Value

Other Diversified Financial Services–(continued)

Lowell Group Financing PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 10.75%, 04/01/19(b)	GBP	200,000	$340,953

TVN Finance Corp II AB (Poland), Sr. Unsec. Gtd. Notes, 10.75%, 11/15/17(b)	EUR	100,000	139,705

			911,875

Sovereign Debt–0.12%

Takko Luxembourg 2 S.C.A (Germany), Sr. Sec. Gtd. Notes, 9.88%, 04/15/19(b)	EUR	105,000	131,685

Wireless Telecommunication Services–0.24%

Matterhorn Mobile Holdings S.A. (Luxembourg), REGS, Sr. Sec. Gtd. Medium-Term Euro Notes, 8.25%, 02/15/20(b)	EUR	100,000	139,129

Wind Acquisition Finance S.A. (Italy), Sec. Gtd. Notes, 11.75%, 07/15/17(b)	EUR	100,000	135,860

			274,989

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $6,118,693)			5,869,300

	Shares

Preferred Stocks–2.01%

Automobile Manufacturers–0.13%

General Motors Co., Series B, $2.38 Conv. Pfd.		3,580	153,725

Consumer Finance–0.29%

Ally Financial, Inc., Series G, 7.00% Pfd.(b)		336	332,304

Diversified Banks–0.43%

Royal Bank of Scotland PLC (The) (United Kingdom), Series T, 7.25% Jr. Sub. Pfd.		20,030	487,931

Industrial REIT’s–0.07%

DuPont Fabros Technology, Inc., Series B, 7.63% Pfd.		3,020	81,510

Multi-Line Insurance–0.59%

Hartford Financial Services Group Inc. (The), 7.88% Jr. Sub. Pfd.		22,455	675,895

Regional Banks–0.41%

Zions Bancorp., Series C, 9.50% Pfd.		17,225	445,266

Zions Bancorp., Series G, 6.30% Pfd.		835	22,389

			467,655

	Shares	Value

Tires & Rubber–0.09%

Goodyear Tire & Rubber Co. (The), $2.94 Conv. Pfd.	2,490	$108,340

Total Preferred Stocks (Cost $1,970,163)		2,307,360

Common Stocks & Other Equity Interests–0.77%

Automobile Manufacturers–0.27%

General Motors Co. (i)(j)	4,888	135,984

General Motors Co. -Wts. expiring 07/10/16(i)(j)	4,443	82,240

General Motors Co. -Wts. expiring 07/10/19(i)(j)	4,443	52,383

Motors Liquidation Co. GUC Trust (i)	1,227	33,037

		303,644

Broadcasting–0.00%

Adelphia Communications Corp. (k)	3,280	2,558

Adelphia Recovery Trust, Series ACC-1 (k)	318,570	382

Adelphia Recovery Trust, Series Arahova (k)	109,170	11

		2,951

Construction Materials–0.25%

U.S. Concrete, Inc. (i)	20,733	286,323

Forest Products–0.00%

Emerald Plantation Holdings Ltd. (Cayman Islands)(f)(i)	4,654	1,862

Independent Power Producers & Energy Traders–0.00%

SW Acquisition L.P. (i)	1	0

Integrated Telecommunication Services–0.17%

Hawaiian Telcom Holdco Inc. Wts. expiring 10/28/15(i)	1,527	14,507

Largo Ltd. -Class A (Luxembourg)(i)	17,563	17,626

Largo Ltd. -Class B (Luxembourg)(i)	158,069	158,633

		190,766

Paper Products–0.06%

NewPage Holdings Inc. (Acquired 07/21/11-08/29/11; Cost $184,908)(b)(l)	860	73,100

Publishing–0.00%

Reader’s Digest Association Inc. (The) (China), -Wts. expiring 02/19/14 (i)	669	0

Semiconductors–0.02%

Magnachip Semiconductor Corp. (South Korea)(i)	1,372	23,749

Total Common Stocks & Other Equity Interests (Cost $2,611,999)		882,395

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

U.S. Treasury Bills–0.16%(m)

0.13%, 05/30/13 (Cost $179,961)	$180,000	$179,982

	Shares

Money Market Funds–2.05%

Liquid Assets Portfolio –Institutional Class (n)	1,176,030	1,176,030

Premier Portfolio –Institutional Class (n)	1,176,030	1,176,030

Total Money Market Funds (Cost $2,352,060)		2,352,060

TOTAL INVESTMENTS–98.15% (Cost $107,971,468)		112,721,506

OTHER ASSETS LESS LIABILITIES–1.85%		2,127,981

NET ASSETS–100.00%		$114,849,487

Investment Abbreviations:

CAD	—Canadian Dollar
Conv.	—Convertible
Ctfs.	—Certificates
Deb	—Debentures
EUR	—Euro
GBP	—British Pound
Gtd.	—Guaranteed
Jr.	—Junior
Pfd.	—Preferred
PIK	—Payment in Kind
REGS	—Regulation S
REIT	—Real Estate Investment Trust
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured
Wts.	—Warrants

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”).The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2013 was $42,061,310, which represented 36.62% of the Fund’s Net Assets.

(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at March 31, 2013 was $917,294, which represented less than 1% of the Fund’s Net Assets.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2013.

(e)	Perpetual bond with no specified maturity date.

(f)	Acquired as part of the Sino-forest Corp. re-organization

(g)	Foreign denominated security. Principal amount is denominated in currency indicated.

(h)	Step coupon bond issued at discount. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(i)	Non-income producing security.

(j)	Acquired as part of the General Motors reorganization.

(k)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(l)	Non-income producing security acquired as part of the NewPage Corp. bankruptcy reorganization.

(m)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(n)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Invesco V.I. High Yield Fund

A.	Security Valuations – (continued)

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Lower-Rated Securities – The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Invesco V.I. High Yield Fund

E.	Foreign Currency Translations – (continued)

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
G.	Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
H.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the designation of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Invesco V.I. High Yield Fund

H.	Swap Agreements – (continued)

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

I.	Leverage Risk – Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
J.	Bank Loan Risk Disclosures – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
K.	Other Risks – The Fund invests in Corporate Loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a Corporate Loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the Corporate Loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.
L.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco V.I. High Yield Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$4,900,306	$641,509	$0	$5,541,815
U.S. Treasury Securities	--	179,982	--	179,982
Corporate Debt Securities	--	101,130,409	0	101,130,409
Foreign Debt Securities	--	5,869,300	--	5,869,300
	4,900,306	107,821,200	0	112,721,506
Foreign Currency Contracts*	--	238,987	--	238,987
Swap Agreements*	--	42,779	--	42,779
Total Investments	$4,900,306	$108,102,966	$0	$113,003,272

* Unrealized appreciation.

NOTE 3 -- Derivative Investments

Open Foreign Currency Contracts
Settlement Date		Contract to				Notional	Unrealized
	Counterparty	Deliver		Receive		Value	Appreciation
05/08/13	RBC Capital Markets Corp.	EUR	3,611,000	USD	4,887,850	$4,629,700	$258,150
Settlement Date		Contract to				Notional	Unrealized
	Counterparty	Deliver		Receive		Value	(Depreciation)
05/08/13	RBC Capital Markets Corp.	USD	983,310	EUR	752,000	$964,147	$(19,163)
Total open foreign currency contracts							$238,987

   Currency Abbreviations:

    EUR -- Euro

    USD -- U.S. Dollar

Invesco V.I. High Yield Fund

Open Credit Default Swap Agreements

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread (a)	Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	MGM Resorts International	Sell	5.00%	06/20/17	3.51%	$365,000	$(21,294)	$42,779
(a)	Implied credit spreads represent the current level as of March 31, 2013 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2013 was $23,774,325 and $24,738,875, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$7,243,957
Aggregate unrealized (depreciation) of investment securities	(2,534,953)
Net unrealized appreciation of investment securities	$4,709,004
Cost of investments for tax purposes is $108,012,502.

NOTE 5 – Subsequent Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco V.I. High Yield Fund (the “Fund”) would acquire all of the assets and liabilities (the “Reorganization”) of Invesco V.I. High Yield Securities Fund (the “Target Fund”) in exchange for shares of the Fund.

The Agreement was approved by the Target Fund’s shareholders on March 28, 2013 and the Reorganization was completed on April 29, 2013. Upon closing of the reorganization, shareholders of the Target Fund received a corresponding class of shares of the Fund in exchange for their shares of the Target Fund and the Target Fund liquidated and ceased operations.

Invesco V.I. High Yield Fund

Invesco V.I. High Yield Securities Fund

Quarterly Schedule of Portfolio Holdings

March 31, 2013

invesco.com/us	MS-VIHYI-QTR-1 03/13	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2013

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–90.21%

Advertising–0.04%

National CineMedia LLC, Sr. Sec. Global Notes, 6.00%, 04/15/22	$10,000	$10,800

Aerospace & Defense–2.27%

B/E Aerospace Inc., Sr. Unsec. Notes, 5.25%, 04/01/22	25,000	25,969

Bombardier Inc. (Canada), Sr. Unsec. Notes, 5.75%, 03/15/22(b)	30,000	30,900

6.13%, 01/15/23(b)	40,000	41,600

7.75%, 03/15/20(b)	90,000	103,950

DigitalGlobe Inc., Sr. Unsec. Gtd. Notes, 5.25%, 02/01/21(b)	65,000	64,837

GenCorp Inc., Sec. Gtd. Notes, 7.13%, 03/15/21(b)	75,000	79,312

Huntington Ingalls Industries Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 03/15/18	35,000	38,238

7.13%, 03/15/21	80,000	87,600

Sequa Corp., Sr. Unsec. Gtd. Notes, 7.00%, 12/15/17(b)	35,000	35,569

Spirit Aerosystems Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	55,000	58,988

TransDigm Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 10/15/20(b)	15,000	15,750

		582,713

Airlines–2.75%

American Airlines Inc., Sr. Sec. Gtd. Notes, 7.50%, 03/15/16 (Acquired 03/15/11-10/18/11; Cost $115,820)(b)(c)	130,000	149,825

American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	81,336	86,826

Continental Airlines Pass Through Trust, Series 2007-1, Class C, Sec. Global Pass Through Ctfs., 7.34%, 04/19/14	102,747	105,765

Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	97,889	110,064

Series 2012-3, Class C, Sr. Sec. Pass Through Ctfs., 6.13%, 04/29/18	25,000	25,375

Delta Air Lines Pass Through Trust, Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16(b)	30,000	31,763

Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15	40,000	42,300

	Principal Amount	Value

Airlines–(continued)

UAL Pass Through Trust, Series 2009-2, Class B, Sr. Sec. Gtd. Pass Through Ctfs., 12.00%, 01/15/16(b)	$58,517	$65,136

US Airways Pass Through Trust, Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	55,474	56,653

Series 2012-1, Class A, Sr. Sec. Pass Through Ctfs., 5.90%, 10/01/24	10,000	11,269

Series 2012-1, Class B, Sec. Pass Through Ctfs., 8.00%, 10/01/19	10,000	11,125

Series 2012-1, Class C, Sec. Pass Through Ctfs., 9.13%, 10/01/15	10,000	10,788

		706,889

Alternative Carriers–1.55%

Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	85,000	94,775

Level 3 Communications Inc., Sr. Unsec. Global Notes, 11.88%, 02/01/19	90,000	105,975

Sr. Unsec. Notes, 8.88%, 06/01/19(b)	40,000	43,800

Level 3 Financing Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 07/01/19	35,000	38,675

8.63%, 07/15/20	25,000	28,125

9.38%, 04/01/19	45,000	50,737

Sr. Unsec. Gtd. Notes, 7.00%, 06/01/20(b)	35,000	36,838

		398,925

Apparel Retail–1.11%

Express LLC/Express Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/18	90,000	98,438

J. Crew Group Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/19	115,000	124,487

Limited Brands Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/22	15,000	15,956

Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	40,000	45,300

		284,181

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Securities Fund

	Principal Amount	Value

Apparel, Accessories & Luxury Goods–2.47%

Jones Group Inc./Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, Sr. Unsec. Notes, 6.88%, 03/15/19	$205,000	$218,325

Levi Strauss & Co., Sr. Unsec. Global Notes, 6.88%, 05/01/22	30,000	32,962

7.63%, 05/15/20	165,000	182,119

Quiksilver Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	200,000	200,250

		633,656

Application Software–0.20%

Nuance Communications Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/20(b)	50,000	50,750

Auto Parts & Equipment–0.78%

Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 7.13%, 05/15/19(b)	110,000	118,800

American Axle & Manufacturing Inc., Sr. Unsec. Gtd. Notes, 6.25%, 03/15/21	40,000	41,200

6.63%, 10/15/22	40,000	41,600

		201,600

Biotechnology–0.20%

Savient Pharmaceuticals Inc., Sr. Unsec. Conv. Notes, 4.75%, 02/01/18	30,000	7,631

STHI Holding Corp., Sec. Gtd. Notes, 8.00%, 03/15/18(b)	40,000	43,700

		51,331

Broadcasting–1.02%

Belo Corp., Sr. Unsec. Deb., 7.25%, 09/15/27	30,000	31,012

Clear Channel Worldwide Holdings Inc., Series A, Sr. Unsec. Gtd. Notes, 6.50%, 11/15/22(b)	20,000	20,950

Series B, Sr. Unsec. Gtd. Notes, 6.50%, 11/15/22(b)	50,000	53,000

Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/20	125,000	131,094

LIN Television Corp., Sr. Unsec. Gtd. Notes, 6.38%, 01/15/21(b)	15,000	16,050

Starz LLC/Starz Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/19	$10,000	$10,350

		262,456

	Principal Amount	Value

Building Products–3.15%

American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	80,000	83,800

Building Materials Corp. of America, Sr. Unsec. Gtd. Notes, 7.50%, 03/15/20(b)	95,000	103,906

Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Notes, 6.25%, 02/01/21(b)	90,000	96,075

Masco Corp., Sr. Unsec. Global Notes, 5.95%, 03/15/22	30,000	33,844

Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	70,000	77,962

10.00%, 12/01/18	110,000	123,750

Ply Gem Industries Inc., Sr. Sec. Gtd. Global Notes, 8.25%, 02/15/18	70,000	76,825

Sr. Unsec. Gtd. Global Notes, 9.38%, 04/15/17	30,000	33,075

USG Corp., Sr. Unsec. Gtd. Notes, 7.88%, 03/30/20(b)	80,000	92,200

Sr. Unsec. Notes, 9.75%, 01/15/18	75,000	89,250

		810,687

Cable & Satellite–2.93%

CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/21(b)	50,000	50,250

DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 07/15/22	20,000	21,075

Sr. Unsec. Gtd. Notes, 5.00%, 03/15/23(b)	105,000	103,687

Hughes Satellite Systems Corp., Sr. Sec. Gtd. Global Notes, 6.50%, 06/15/19	75,000	82,688

Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	25,000	28,750

Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes, 7.25%, 10/15/20	190,000	210,187

7.50%, 04/01/21	10,000	11,188

Sr. Unsec. Gtd. Notes, 6.63%, 12/15/22(b)	120,000	127,950

ViaSat Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 06/15/20	110,000	118,250

		754,025

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Securities Fund

	Principal Amount	Value

Casinos & Gaming–5.14%

Ameristar Casinos Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/21	$90,000	$98,775

Caesars Entertainment Operating Co. Inc., Sec. Gtd. Global Notes, 10.00%, 12/15/15	20,000	18,700

12.75%, 04/15/18	85,000	66,938

Sr. Sec. Gtd. Notes, 9.00%, 02/15/20(b)	55,000	55,825

Sr. Unsec. Gtd. Global Notes, 5.38%, 12/15/13	40,000	39,450

Caesars Operating Escrow LLC/Caesars Escrow Corp., Sr. Sec. Gtd. Notes, 9.00%, 02/15/20(b)	25,000	25,375

CityCenter Holdings LLC/CityCenter Finance Corp., Sr. Sec. Gtd. Global Notes, 7.63%, 01/15/16	70,000	75,687

10.75%, 01/15/17	101,016	112,254

MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/21	20,000	21,125

Sr. Unsec. Gtd. Notes, 6.75%, 10/01/20(b)	105,000	111,956

7.75%, 03/15/22	240,000	269,100

Resort at Summerlin L.P., Series B, Sr. Unsec. Sub. Notes, 13.00%, 12/15/07(c)	7,210,050	—

Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	75,000	80,250

Snoqualmie Entertainment Authority, Sr. Sec. Floating Rate Notes, 4.22%, 02/01/14(b)(d)	75,000	74,906

Sr. Sec. Notes, 9.13%, 02/01/15(b)	128,000	128,160

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Sec. First Mortgage Gtd. Global Notes, 5.38%, 03/15/22	60,000	63,038

7.75%, 08/15/20	70,000	78,925

		1,320,464

Coal & Consumable Fuels–1.00%

Alpha Natural Resources Inc., Sr. Unsec. Gtd. Notes, 9.75%, 04/15/18	30,000	32,325

CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 04/01/20	95,000	105,925

Peabody Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 11/15/18	90,000	96,300

Sr. Unsec. Gtd. Notes, 6.50%, 09/15/20	20,000	21,400

		255,950

	Principal Amount	Value

Communications Equipment–0.62%

Avaya Inc., Sec. Gtd. Notes, 10.50%, 03/01/21(b)	$35,000	$33,775

Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	100,000	98,000

9.00%, 04/01/19(b)	25,000	26,250

		158,025

Computer & Electronics Retail–0.55%

Rent-A-Center Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 11/15/20	130,000	140,237

Computer Storage & Peripherals–0.47%

Seagate HDD Cayman, Sr. Unsec. Gtd. Global Notes, 7.00%, 11/01/21	110,000	120,175

Construction & Engineering–1.69%

Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	115,000	123,338

Sr. Unsec. Gtd. Sub. Notes, 7.13%, 01/15/21(b)	30,000	32,175

MasTec Inc., Sr. Unsec. Gtd. Notes, 4.88%, 03/15/23	15,000	14,906

Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	250,000	262,812

		433,231

Construction & Farm Machinery & Heavy Trucks–2.12%

Case New Holland Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/17	75,000	88,594

Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	95,000	96,781

Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/22	55,000	58,025

Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	50,000	56,875

Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	85,000	86,913

Terex Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 05/15/21	15,000	15,881

Sr. Unsec. Gtd. Notes, 6.50%, 04/01/20	10,000	10,750

Titan International Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 10/01/17	85,000	92,012

Sr. Sec. Gtd. Notes, 7.88%, 10/01/17(b)	35,000	37,888

		543,719

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Securities Fund

	Principal Amount	Value

Construction Materials–1.15%

Cemex Finance LLC (Mexico), Sr. Sec. Gtd. Notes, 9.50%, 12/14/16(b)	$100,000	$108,486

Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	170,000	187,425

		295,911

Consumer Finance–1.04%

Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/20	60,000	73,125

8.00%, 03/15/20	140,000	173,775

General Motors Financial Co. Inc., Sr. Unsec. Gtd. Notes, 4.75%, 08/15/17(b)	20,000	20,900

		267,800

Data Processing & Outsourced Services–2.55%

CoreLogic, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/01/21	160,000	177,800

First Data Corp., Sec. Gtd. Notes, 8.25%, 01/15/21(b)	155,000	161,975

Sr. Sec. Gtd. Notes, 6.75%, 11/01/20(b)	145,000	152,250

7.38%, 06/15/19(b)	60,000	64,200

SunGard Data Systems Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/15/18	30,000	32,250

7.63%, 11/15/20	25,000	27,187

WEX Inc., Sr. Unsec. Gtd. Notes, 4.75%, 02/01/23(b)	40,000	38,800

		654,462

Department Stores–0.25%

Sears Holdings Corp., Sr. Sec. Gtd. Global Notes, 6.63%, 10/15/18	65,000	63,375

Distillers & Vintners–0.33%

Constellation Brands Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	65,000	74,994

Sr. Unsec. Gtd. Notes, 6.00%, 05/01/22	10,000	11,000

		85,994

Diversified Banks–0.21%

RBS Capital Trust II (United Kingdom), Jr. Unsec. Gtd. Sub. Global Bonds, 6.43% (e)	50,000	44,625

Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub. Notes, 6.13%, 12/15/22	10,000	10,445

		55,070

	Principal Amount	Value

Diversified Chemicals–0.06%

Eagle Spinco Inc., Sr. Unsec. Gtd. Notes, 4.63%, 02/15/21(b)	$15,000	$15,375

Diversified Metals & Mining–1.40%

FMG Resources Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.38%, 02/01/16(b)	90,000	93,267

6.88%, 04/01/22(b)	55,000	57,887

8.25%, 11/01/19(b)	70,000	75,775

Vedanta Resources PLC (India), Sr. Unsec. Notes, 9.50%, 07/18/18(b)	100,000	117,700

Walter Energy Inc., Sr. Unsec. Gtd. Notes, 8.50%, 04/15/21(b)	15,000	15,338

		359,967

Electrical Components & Equipment–0.22%

Belden Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 09/01/22(b)	55,000	56,650

Electronic Manufacturing Services–0.41%

Sanmina Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	100,000	105,000

Environmental & Facilities Services–0.22%

Clean Harbors Inc., Sr. Unsec. Gtd. Notes, 5.13%, 06/01/21(b)	20,000	20,500

EnergySolutions Inc./LLC, Sr. Unsec. Gtd. Global Notes, 10.75%, 08/15/18	35,000	36,663

		57,163

Food Distributors–0.10%

ARAMARK Corp., Sr. Unsec. Gtd. Notes, 5.75%, 03/15/20(b)	25,000	25,688

Forest Products–0.33%

Emerald Plantation Holdings Ltd. (Cayman Islands), Sr. Sec. Gtd. Global Notes, 6.00%, 01/30/20(f)	1,677	1,224

Millar Western Forest Products Ltd. (Canada), Sr. Unsec. Global Notes, 8.50%, 04/01/21	85,000	85,213

Sino-Forest Corp. (Hong Kong), Sr. Unsec. Gtd. Notes 6.25%, 10/21/17(b)(c)(f)	10,000	50

		86,487

Gas Utilities–0.76%

Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	40,000	41,400

Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 7.38%, 08/01/21	55,000	60,981

Sr. Unsec. Notes, 7.38%, 03/15/20	85,000	92,438

		194,819

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Securities Fund

	Principal Amount	Value

Gold–0.16%

Eldorado Gold Corp. (Canada), Sr. Unsec. Notes, 6.13%, 12/15/20(b)	$40,000	$41,842

Health Care Equipment–0.56%

Biomet Inc., Sr. Unsec. Gtd. Notes, 6.50%, 08/01/20(b)	20,000	21,300

Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/20(b)	35,000	36,138

DJO Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 7.75%, 04/15/18	10,000	10,300

Sr. Unsec. Gtd. Sub. Global Notes, 9.75%, 10/15/17	20,000	20,950

Universal Hospital Services Inc., Sr. Sec. Gtd. Global Notes, 7.63%, 08/15/20	15,000	16,256

Sr. Sec. Gtd. Notes, 7.63%, 08/15/20(b)	35,000	37,931

		142,875

Health Care Facilities–1.50%

HCA, Inc., Sr. Sec. Gtd. Global Notes, 5.88%, 03/15/22	50,000	54,000

Sr. Unsec. Gtd. Global Notes, 5.88%, 05/01/23	170,000	178,287

HealthSouth Corp., Sr. Unsec. Gtd. Notes, 7.75%, 09/15/22	31,000	33,790

Radiation Therapy Services Inc., Sr. Sec. Gtd. Global Notes, 8.88%, 01/15/17	40,000	39,400

Tenet Healthcare Corp., Sr. Sec. Gtd. Notes, 4.75%, 06/01/20(b)	5,000	5,050

Sr. Unsec. Global Notes, 6.75%, 02/01/20	50,000	54,000

8.00%, 08/01/20	20,000	22,175

		386,702

Health Care Services–0.27%

Prospect Medical Holdings Inc., Sr. Sec. Notes, 8.38%, 05/01/19(b)	65,000	69,550

Health Care Technology–0.53%

MedAssets Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/18	125,000	137,344

Homebuilding–3.24%

Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 06/15/16	100,000	109,000

Sr. Unsec. Gtd. Notes, 7.25%, 02/01/23(b)	30,000	30,975

K. Hovnanian Enterprises Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 01/15/16	195,000	197,925

Sr. Unsec. Gtd. Notes, 7.50%, 05/15/16	20,000	20,375

11.88%, 10/15/15	15,000	17,100

	Principal Amount	Value

Homebuilding–(continued)

Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	$85,000	$96,369

Sr. Unsec. Gtd. Notes, 4.75%, 11/15/22(b)	20,000	19,725

M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	90,000	100,238

Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 04/01/22	30,000	33,600

Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	35,000	36,006

Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 7.75%, 04/15/20(b)	127,000	137,477

Toll Brothers Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 02/15/22	30,000	33,525

		832,315

Hotels, Resorts & Cruise Lines–0.38%

Choice Hotels International, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/22	7,000	7,788

Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 5.25%, 11/15/22	55,000	56,237

7.25%, 03/15/18	15,000	17,325

7.50%, 10/15/27	15,000	17,194

		98,544

Household Products–0.72%

Central Garden & Pet Co., Sr. Unsec. Gtd. Sub. Notes, 8.25%, 03/01/18	55,000	56,719

Reynolds Group Holdings Inc., Sr. Sec. Gtd. Global Notes, 5.75%, 10/15/20	125,000	127,812

		184,531

Housewares & Specialties–0.24%

American Greetings Corp., Sr. Unsec. Gtd. Notes, 7.38%, 12/01/21	50,000	50,750

Spectrum Brands Escrow Corp., Sr. Unsec. Gtd. Notes, 6.38%, 11/15/20(b)	10,000	10,800

		61,550

Independent Power Producers & Energy Traders–0.80%

Calpine Corp., Sr. Sec. Gtd. Notes, 7.50%, 02/15/21(b)	74,000	81,585

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Securities Fund

	Principal Amount	Value

Independent Power Producers & Energy Traders–(continued)

NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 01/15/18	$90,000	$102,600

Sr. Unsec. Gtd. Notes, 6.63%, 03/15/23(b)	20,000	21,275

		205,460

Industrial Machinery–0.40%

Actuant Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 06/15/22	30,000	31,125

Columbus McKinnon Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.88%, 02/01/19	10,000	10,812

SPX Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 09/01/17	55,000	61,325

		103,262

Internet Software & Services–0.79%

CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Notes, 6.38%, 11/15/22 (b)	65,000	68,575

Equinix Inc., Sr. Unsec. Notes, 5.38%, 04/01/23	65,000	65,812

7.00%, 07/15/21	60,000	66,750

		201,137

Leisure Facilities–0.26%

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/21(b)	40,000	40,050

Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	25,000	26,813

		66,863

Marine–0.12%

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Global Notes, 8.63%, 11/01/17	30,000	30,225

Movies & Entertainment–1.32%

AMC Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	85,000	93,606

Cinemark USA Inc., Sr. Unsec. Gtd. Notes, 5.13%, 12/15/22(b)	30,000	30,300

Coinstar Inc., Sr. Unsec. Gtd. Notes, 6.00%, 03/15/19(b)	70,000	71,750

Live Nation Entertainment Inc., Sr. Unsec. Gtd. Notes, 7.00%, 09/01/20(b)	120,000	129,300

	Principal Amount	Value

Movies & Entertainment–(continued)

NAI Entertainment Holdings LLC, Sr. Sec. Gtd. Notes, 8.25%, 12/15/17(b)	$13,000	$14,170

		339,126

Multi-Line Insurance–3.71%

American International Group Inc., Jr. Unsec. Sub. Global Deb., 8.18%, 05/15/58	215,000	292,373

Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec. Notes, 5.80%, 05/15/21(b)	45,000	47,584

Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Deb., 8.13%, 06/15/38	85,000	101,575

Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	230,000	269,675

Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 9.38%, 08/15/39(b)	165,000	241,339

		952,546

Office Services & Supplies–0.08%

Interface Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 12/01/18	20,000	21,725

Oil & Gas Drilling–0.39%

Atwood Oceanics Inc., Sr. Unsec. Notes, 6.50%, 02/01/20	9,000	9,855

Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 6.50%, 12/15/21	85,000	91,162

		101,017

Oil & Gas Equipment & Services–1.58%

Bristow Group, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22	45,000	48,656

Calfrac Holdings L.P. (Canada), Sr. Unsec. Gtd. Notes, 7.50%, 12/01/20(b)	105,000	106,838

Exterran Partners L.P./EXLP Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/21(b)	25,000	25,031

Gulfmark Offshore Inc., Sr. Unsec. Global Notes, 6.38%, 03/15/22	45,000	46,800

Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	125,000	130,938

SESI, LLC, Sr. Unsec. Gtd. Global Notes, 6.38%, 05/01/19	45,000	48,473

		406,736

Oil & Gas Exploration & Production–5.92%

Berry Petroleum Co., Sr. Unsec. Notes, 6.38%, 09/15/22	40,000	42,700

6.75%, 11/01/20	35,000	37,931

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Securities Fund

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 09/01/21	$110,000	$124,850

Sr. Unsec. Gtd. Notes, 7.63%, 11/15/22(b)	65,000	71,175

Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	65,000	71,337

Sr. Unsec. Gtd. Notes, 5.75%, 03/15/23	25,000	25,500

6.13%, 02/15/21	10,000	10,688

6.63%, 08/15/20	93,000	101,951

Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 5.88%, 05/01/22	95,000	102,600

Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 7.13%, 04/01/21	30,000	34,050

EV Energy Partners L.P./EV Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/15/19	60,000	63,675

EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	135,000	128,925

Halcon Resources Corp., Sr. Unsec. Gtd. Notes, 8.88%, 05/15/21(b)	125,000	135,312

Kodiak Oil & Gas Corp., Sr. Unsec. Gtd. Notes, 5.50%, 01/15/21(b)	20,000	20,850

Laredo Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	10,000	11,000

MEG Energy Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.38%, 01/30/23(b)	35,000	36,575

6.50%, 03/15/21(b)	50,000	53,500

Oasis Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/23	40,000	44,100

QEP Resources Inc., Sr. Unsec. Global Notes, 5.25%, 05/01/23	30,000	30,900

Sr. Unsec. Notes, 5.38%, 10/01/22	55,000	57,338

Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/22	15,000	15,338

5.75%, 06/01/21	105,000	113,137

SM Energy Co., Sr. Unsec. Global Notes, 6.50%, 11/15/21	30,000	33,150

6.50%, 01/01/23	20,000	22,100

6.63%, 02/15/19	70,000	75,250

WPX Energy Inc., Sr. Unsec. Global Notes, 6.00%, 01/15/22	55,000	58,025

		1,521,957

	Principal Amount	Value

Oil & Gas Refining & Marketing–0.73%

CVR Refining LLC/Coffeyville Finance Inc., Sr. Sec. Gtd. Notes, 6.50%, 11/01/22(b)	$70,000	$71,750

Tesoro Corp., Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	25,000	26,188

Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Notes, 5.88%, 10/01/20(b)	30,000	31,837

United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	50,000	56,875

		186,650

Oil & Gas Storage & Transportation–3.12%

Access Midstream Partners L.P./ACMP Finance Corp., Sr. Unsec. Gtd. Global Notes, 4.88%, 05/15/23	35,000	34,650

5.88%, 04/15/21	75,000	79,687

Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 08/01/23(b)	60,000	60,000

6.63%, 10/01/20(b)	25,000	26,188

Eagle Rock Energy Partners L.P./Eagle Rock Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.38%, 06/01/19	30,000	31,875

Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	95,000	109,606

Inergy Midstream L.P./NRGM Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 12/15/20(b)	60,000	62,775

MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 5.50%, 02/15/23	80,000	84,300

6.25%, 06/15/22	29,000	31,465

6.50%, 08/15/21	45,000	48,825

Rockies Express Pipeline LLC, Sr. Unsec. Notes, 6.00%, 01/15/19(b)	10,000	9,825

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 08/01/22	20,000	21,950

6.88%, 02/01/21	105,000	115,500

Sr. Unsec. Gtd. Notes, 5.25%, 05/01/23(b)	25,000	26,125

Teekay Corp. (Canada), Sr. Unsec. Global Notes, 8.50%, 01/15/20	55,000	59,744

		802,515

Other Diversified Financial Services–0.36%

Citigroup Inc., Series A, Jr. Unsec. Sub. Global Notes, 5.95% (e)	40,000	41,700

Oxford Finance LLC/Oxford Finance Co-Issuer Inc., Sr. Unsec. Notes, 7.25%, 01/15/18(b)	50,000	52,000

		93,700

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Securities Fund

	Principal Amount	Value

Packaged Foods & Meats–1.25%

Del Monte Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/15/19	$65,000	$67,600

Post Holdings Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 02/15/22	100,000	109,500

Simmons Foods Inc., Sr. Sec. Notes, 10.50%, 11/01/17(b)	80,000	80,200

Wells Enterprises Inc., Sr. Sec. Notes, 6.75%, 02/01/20(b)	60,000	63,900

		321,200

Paper Packaging–0.61%

Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	145,000	156,781

Paper Products–0.67%

Boise Cascade LLC/Boise Cascade Finance Corp., Sr. Unsec. Gtd. Notes, 6.38%, 11/01/20(b)	10,000	10,625

Mercer International Inc., Sr. Unsec. Gtd. Global Notes, 9.50%, 12/01/17	90,000	98,550

Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/19(b)	60,000	61,800

		170,975

Personal Products–0.20%

Avon Products, Inc., Sr. Unsec. Global Notes, 4.60%, 03/15/20	15,000	15,565

Revlon Consumer Products Corp., Sr. Unsec. Gtd. Notes, 5.75%, 02/15/21(b)	35,000	35,263

		50,828

Real Estate Services–0.34%

CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	80,000	87,200

Regional Banks–1.65%

AmSouth Bancorp., Unsec. Sub. Deb., 6.75%, 11/01/25	25,000	27,000

Regions Financial Corp., Unsec. Sub. Notes, 7.38%, 12/10/37	160,000	184,000

Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	50,000	57,000

Unsec. Sub. Global Notes, 5.13%, 06/15/17	155,000	155,775

		423,775

Research & Consulting Services–0.38%

FTI Consulting Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	90,000	97,875

	Principal Amount	Value

Semiconductor Equipment–1.57%

Amkor Technology Inc., Sr. Unsec. Global Notes, 6.63%, 06/01/21	$175,000	$178,062

Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/18	100,000	105,125

Sensata Technologies B.V. (Luxembourg), Sr. Unsec. Gtd. Notes, 6.50%, 05/15/19(b)	110,000	119,350

		402,537

Semiconductors–1.55%

Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	109,000	119,900

Sr. Unsec. Gtd. Global Notes, 10.75%, 08/01/20	65,000	73,775

NXP BV/NXP Funding LLC (Netherlands), Sr. Unsec. Notes, 5.75%, 03/15/23(b)	200,000	205,000

		398,675

Specialized Finance–4.01%

Air Lease Corp., Sr. Unsec. Global Notes, 6.13%, 04/01/17	105,000	114,187

Sr. Unsec. Gtd. Global Notes, 4.75%, 03/01/20	82,000	84,460

Aircastle Ltd., Sr. Unsec. Global Notes, 6.25%, 12/01/19	10,000	10,975

Sr. Unsec. Global Notes, 6.75%, 04/15/17	140,000	155,050

7.63%, 04/15/20	45,000	52,313

CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/22	75,000	80,813

5.25%, 03/15/18	90,000	97,650

Sr. Unsec. Notes, 5.50%, 02/15/19(b)	90,000	99,225

International Lease Finance Corp., Sr. Sec. Gtd. Notes, 7.13%, 09/01/18(b)	65,000	76,822

Sr. Unsec. Global Notes, 3.88%, 04/15/18	100,000	99,937

4.63%, 04/15/21	55,000	55,103

5.88%, 08/15/22	30,000	32,475

8.75%, 03/15/17	44,000	51,931

Sr. Unsec. Notes, 8.25%, 12/15/20	15,000	18,413

		1,029,354

Specialized REIT’s–0.33%

Felcor Lodging L.P., Sr. Sec. Gtd. Notes, 5.63%, 03/01/23(b)	20,000	20,500

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Securities Fund

	Principal Amount	Value

Specialized REIT’s–(continued)

MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/01/21	$60,000	$65,100

		85,600

Specialty Chemicals–0.90%

Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	70,000	72,975

PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20	100,000	111,125

PQ Corp., Sr. Sec. Notes, 8.75%, 05/01/18(b)	45,000	48,375

		232,475

Specialty Stores–0.23%

Michaels Stores Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18	55,000	60,225

Steel–1.15%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 6.75%, 02/25/22	30,000	32,939

Steel Dynamics Inc., Sr. Unsec. Gtd. Notes, 6.13%, 08/15/19(b)	80,000	86,600

SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Notes, 7.38%, 02/01/20(b)	79,000	83,937

United States Steel Corp., Sr. Unsec. Global Notes, 7.50%, 03/15/22	50,000	52,875

Sr. Unsec. Notes, 7.00%, 02/01/18	35,000	37,888

		294,239

Systems Software–0.06%

Allen Systems Group Inc., Sec. Gtd. Notes, 10.50%, 11/15/16 (Acquired 12/20/10-01/06/11; Cost $25,813) (b)	25,000	16,000

Technology Distributors–0.04%

Anixter Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/19	10,000	10,700

Tires & Rubber–0.34%

Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19	75,000	86,813

Trading Companies & Distributors–0.22%

United Rentals North America Inc., Sr. Sec. Gtd. Global Notes, 5.75%, 07/15/18	10,000	10,900

Sr. Unsec. Global Notes, 8.25%, 02/01/21	40,000	45,500

		56,400

	Principal Amount	Value

Trucking–1.48%

Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 01/15/19	$130,000	$144,625

9.75%, 03/15/20	25,000	29,625

HDTFS Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 10/15/22	10,000	10,900

Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/20	5,000	5,300

6.75%, 04/15/19	45,000	49,331

7.38%, 01/15/21	125,000	139,688

		379,469

Wireless Telecommunication Services–6.96%

Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)	30,000	32,475

Cricket Communications, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20	210,000	210,262

Digicel Group Ltd. (Jamaica), Sr. Unsec. Notes, 8.25%, 09/30/20(b)	200,000	214,500

Intelsat Luxembourg SA (Luxembourg), Sr. Unsec. Gtd. Notes, 7.75%, 06/01/21(b)	60,000	61,275

8.13%, 06/01/23(b)	25,000	25,406

MetroPCS Wireless Inc., Sr. Unsec. Gtd. Notes, 6.25%, 04/01/21(b)	60,000	61,500

6.63%, 11/15/20	120,000	126,000

6.63%, 04/01/23(b)	60,000	61,500

7.88%, 09/01/18	65,000	71,256

Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28	35,000	35,919

6.90%, 05/01/19	160,000	176,200

Sprint Nextel Corp., Sr. Unsec. Global Notes, 6.00%, 11/15/22	60,000	61,875

7.00%, 08/15/20	55,000	60,706

11.50%, 11/15/21	25,000	35,125

Sr. Unsec. Gtd. Notes, 7.00%, 03/01/20(b)	30,000	34,988

9.00%, 11/15/18(b)	65,000	80,519

Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec. Loan Participation Notes, 7.75%, 02/02/21(b)	200,000	226,000

Wind Acquisition Finance S.A. (Italy), Sr. Sec. Gtd. Notes, 11.75%, 07/15/17(b)	200,000	213,250

		1,788,756

Total U.S. Dollar Denominated Bonds and Notes (Cost $28,871,159)		23,181,624

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Securities Fund

	Principal Amount		Value

Non-U.S. Dollar Denominated Bonds & Notes–3.51%(g)

Broadcasting–0.79%

Central European Media Enterprises Ltd. (Czech Republic), REGS, Jr. Sec. Gtd. Euro Notes, 11.63%, 09/15/16(b)	EUR	100,000	$133,617

CET 21 spol sro (Czech Republic), Sr. Sec. Gtd. Notes, 9.00%, 11/01/17(b)	EUR	50,000	70,013

			203,630

Casinos & Gaming–1.05%

Codere Finance Luxembourg S.A. (Spain), Sr. Sec. Gtd. Notes, 8.25%, 06/15/15(b)	EUR	100,000	96,448

REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 06/15/15(b)	EUR	100,000	96,448

Great Canadian Gaming Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.63%, 07/25/22(b)	CAD	75,000	77,325

			270,221

Construction Materials–0.56%

Spie BondCo 3 SCA, (Luxembourg), REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 11.00%, 08/15/19(b)	EUR	100,000	143,230

Independent Power Producers & Energy Traders–0.59%

Infinis PLC (United Kingdom), Sr. Sec. Notes, 7.00%, 02/15/19(b)	GBP	100,000	152,320

Leisure Facilities–0.25%

Cirsa Funding Luxembourg S.A. (Spain), Sr. Unsec. Gtd. Notes, 8.75%, 05/15/18(b)	EUR	50,000	62,963

Other Diversified Financial Services–0.27%

TVN Finance Corp II AB (Poland), Sr. Unsec. Gtd. Notes, 10.75%, 11/15/17(b)	EUR	50,000	69,853

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $964,300)			902,217

	Shares

Preferred Stocks–2.44%

Automobile Manufacturers–0.36%

General Motors Co., Series B, $2.38 Conv. Pfd. (h)		2,130	91,462

	Shares	Value

Consumer Finance–0.34%

Ally Financial, Inc., Series G, 7.00% Pfd.(b)	89	$88,021

Diversified Banks–0.45%

Royal Bank of Scotland PLC (The) (United Kingdom), Series T, 7.25% Jr. Sub. Pfd.	4,705	114,614

Industrial REIT’s–0.11%

DuPont Fabros Technology, Inc., Series B, 7.63% Pfd.	1,045	28,205

Multi-Line Insurance–0.50%

Hartford Financial Services Group Inc. (The), 7.88% Jr. Sub. Pfd.	4,255	128,076

Regional Banks–0.54%

Zions Bancorp., Series C, 9.50% Pfd.	5,390	139,331

Tires & Rubber–0.14%

Goodyear Tire & Rubber Co. (The), $2.94 Conv. Pfd.	855	37,201

Total Preferred Stocks (Cost $607,805)		626,910

Common Stocks & Other Equity Interests–0.39%

Automobile Manufacturers–0.30%

General Motors Co. (h)(i)	1,239	34,469

General Motors Co. -Wts. expiring 07/10/16(h)(i)	1,125	20,824

General Motors Co. -Wts. expiring 07/10/19(h)(i)	1,125	13,264

Motors Liquidation Co. GUC Trust (h)(i)	311	8,373

		76,930

Forest Products–0.00%

Emerald Plantation Holdings Ltd. (Cayman Islands) (f)(i)	1,551	620

Paper Products–0.09%

NewPage Holdings Inc. (Acquired 07/21/11-08/29/11; Cost $60,477) (b)(j)	280	23,800

Total Common Stocks & Other Equity Interests (Cost $164,477)		101,350

Money Market Funds–0.79%

Liquid Assets Portfolio –Institutional Class (k)	101,061	101,061

Premier Portfolio –Institutional Class (k)	101,060	101,060

Total Money Market Funds (Cost $202,121)		202,121

TOTAL INVESTMENTS–97.34% (Cost $30,809,862)		25,014,222

OTHER ASSETS LESS LIABILITIES–2.66%		683,922

NET ASSETS–100.00%		$25,698,144

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Securities Fund

Investment Abbreviations:

CAD	—Canadian Dollar
Conv.	—Convertible
Ctfs.	—Certificates
Deb.	—Debentures
EUR	—Euro
GBP	—British Pound
Gtd.	—Guaranteed
Jr.	—Junior
Pfd.	—Preferred
REGS	—Regulation S
REIT	—Real Estate Investment Trust
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933 (the “1933 Act”), as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2013 was $9,045,520, which represented 35.20% of the Fund’s Net Assets.

(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at March 31, 2013 was $149,875, which represented 0.58% of the Fund’s Net Assets.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2013.

(e)	Perpetual bond with no specified maturity date.

(f)	Acquired as part of the Sino-Forest Corp. reorganization.

(g)	Foreign denominated security. Principal amount is denominated in currency indicated.

(h)	Acquired as part of the General Motors reorganization.

(i)	Non-income producing security.

(j)	Non-income producing security acquired as part of the NewPage Corp bankruptcy reorganization.

(k)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent

Invesco V.I. High Yield Securities Fund

A.	Security Valuations – (continued)

uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Lower-Rated Securities – The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance.

Invesco V.I. High Yield Securities Fund

F.	Foreign Currency Contracts – (continued)

Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$809,567	$120,814	$--	$930,381
Corporate Debt Securities	--	23,181,624	0	23,181,624
Foreign Debt Securities	--	902,217	--	902,217
	809,567	24,204,655	0	25,014,222
Foreign Currency Contracts*	--	42,080	--	42,080
Total Investments	$809,567	$24,246,735	$0	$25,056,302
*	Unrealized appreciation.

NOTE 3 -- Derivative Investments

Open Foreign Currency Contracts
		Contract to
Settlement Date	Counterparty	Deliver		Receive		Notional Value	Unrealized Appreciation (Depreciation)
05/08/13	RBC Capital Markets, LLC	EUR	636,000	USD	860,890	$815,422	$45,468
05/08/13	RBC Capital Markets, LLC	USD	166,216	EUR	127,000	162,828	(3,388)
Total open foreign currency contracts							$42,080

Invesco V.I. High Yield Securities Fund

Closed Foreign Currency Contracts

Closed Date		Contract to				Notional	Realized
	Counterparty	Deliver		Receive		Value	Gain
05/08/13	RBC Capital Markets, LLC	EUR	123,000	USD	166,493	$157,933	$8,560
Total foreign currency contracts							$50,640

Currency Abbreviations:

EUR -- Euro

USD -- U.S. Dollar

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2013 was $3,938,606 and $5,096,410, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,634,803
Aggregate unrealized (depreciation) of investment securities	(7,485,309)
Net unrealized appreciation (depreciation) of investment securities	$(5,850,506)
Cost of investments for tax purposes is $30,864,728.

NOTE 5 -- Subsequent Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Invesco V.I. High Yield Securities Fund (the “Fund”) would transfer all of its assets and liabilities (the “Reorganization”) to Invesco V.I. High Yield Fund (the “Acquiring Fund”).

The Agreement was approved by the Fund’s shareholders on March 28, 2013 and the Reorganization was completed on April 29, 2013. Shareholders of the Fund received a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund liquidated and ceased operations.

Invesco V.I. High Yield Securities Fund

Invesco V.I. International Growth Fund

Quarterly Schedule of Portfolio Holdings

March 31, 2013

invesco.com/us	VIIGR-QTR-1 03/13	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–91.16%

Australia–5.06%

BHP Billiton Ltd.	371,765	$12,723,625

Brambles Ltd.	3,226,070	28,552,117

CSL Ltd.	271,786	16,833,114

WorleyParsons Ltd.	650,391	16,786,435

		74,895,291

Belgium–1.94%

Anheuser-Busch InBev N.V.	290,356	28,748,532

Brazil–1.91%

Banco Bradesco S.A. -ADR	1,658,183	28,222,280

Canada–8.47%

Agrium Inc.	152,795	14,897,512

Canadian National Railway Co.	131,216	13,186,175

Canadian Natural Resources Ltd.	234,522	7,518,092

Cenovus Energy Inc.	462,473	14,320,276

CGI Group Inc. -Class A (a)	700,408	19,033,725

Fairfax Financial Holdings Ltd.	38,963	15,211,677

Potash Corp. of Saskatchewan Inc.	399,192	15,676,930

Suncor Energy, Inc.	852,453	25,540,029

		125,384,416

China–4.46%

Baidu, Inc. -ADR(a)	281,702	24,705,265

China Mobile Ltd.	1,104,000	11,690,516

CNOOC Ltd.	6,792,000	13,017,854

Industrial & Commercial Bank of China Ltd. -Class H	23,506,000	16,517,720

		65,931,355

Denmark–0.90%

Novo Nordisk AS -Class B	81,675	13,331,288

France–4.54%

Eutelsat Communications S.A.	318,430	11,233,353

L’Oreal S.A.	46,522	7,375,891

Publicis Groupe S.A.	358,948	24,093,629

Schneider Electric S.A.	229,250	16,748,294

Sodexo	82,564	7,693,280

		67,144,447

Germany–8.29%

Adidas AG	255,871	26,564,701

Allianz S.E.	79,568	10,805,025

Deutsche Boerse AG	185,420	11,227,907

Deutsche Post AG	466,781	10,770,673

Fresenius Medical Care AG & Co. KGaA	196,682	13,272,397

SAP AG	434,954	34,842,534

Volkswagen AG -Preference Shares	76,410	15,187,058

		122,670,295

	Shares	Value

Hong Kong–2.15%

Galaxy Entertainment Group Ltd. (a)	3,847,000	$16,119,956

Hutchison Whampoa Ltd.	1,500,000	15,694,148

		31,814,104

Ireland–0.53%

Shire PLC	259,343	7,896,677

Israel–1.76%

Teva Pharmaceutical Industries Ltd. -ADR	656,317	26,042,659

Japan–4.80%

Denso Corp.	276,200	11,744,036

Fanuc Corp.	105,900	16,291,447

Keyence Corp.	56,600	17,387,381

Komatsu Ltd.	296,037	7,064,921

Toyota Motor Corp.	360,000	18,552,153

		71,039,938

Mexico–2.70%

America Movil S.A.B. de C.V. –Series L –ADR	438,049	9,181,507

Fomento Economico Mexicano, S.A.B. de C.V. –ADR	97,208	11,033,108

Grupo Televisa S.A.B. –ADR	740,695	19,709,894

		39,924,509

Netherlands–1.28%

Unilever N.V.	460,235	18,864,760

Russia–0.44%

Gazprom OAO –ADR	755,808	6,483,057

Singapore–2.22%

Keppel Corp. Ltd.	2,112,661	19,109,514

United Overseas Bank Ltd.	831,000	13,675,257

		32,784,771

South Korea–2.76%

Hyundai Mobis	83,919	23,445,905

NHN Corp.	71,823	17,374,459

		40,820,364

Spain–1.35%

Amadeus IT Holding S.A. –Class A	739,983	20,029,649

Sweden–4.74%

Investment AB Kinnevik –Class B	430,620	10,443,194

Investor AB –Class B	632,636	18,298,409

Swedbank AB –Class A	700,207	15,952,825

Telefonaktiebolaget LM Ericsson –Class B	1,029,793	12,831,130

Volvo AB –Class B	861,111	12,546,590

		70,072,148

See accompanying notes which are an integral part of this schedule.

Invesco V.I. International Growth Fund

	Shares	Value

Switzerland–9.03%

ABB Ltd.	862,968	$19,486,942

Julius Baer Group Ltd.	399,436	15,558,592

Nestle S.A.	321,117	23,219,593

Novartis AG	237,544	16,914,069

Roche Holding AG	121,258	28,307,502

Syngenta AG	54,050	22,589,486

UBS AG	486,237	7,466,438

		133,542,622

Taiwan–1.04%

Taiwan Semiconductor Manufacturing Co. Ltd. -ADR	898,498	15,445,181

Turkey–1.07%

Akbank T.A.S.	3,003,945	15,773,534

United Kingdom–18.35%

BG Group PLC	1,202,301	20,624,303

British American Tobacco PLC	544,353	29,145,150

British Sky Broadcasting Group PLC	1,185,583	15,906,140

Centrica PLC	2,252,480	12,604,555

Compass Group PLC	2,803,235	35,798,872

Imperial Tobacco Group PLC	720,573	25,228,634

Informa PLC	1,677,750	13,462,212

Kingfisher PLC	3,482,092	15,262,009

Next PLC	233,317	15,505,519

Reed Elsevier PLC	3,301,000	39,297,142

Royal Dutch Shell PLC -Class B	468,371	15,585,145

Smith & Nephew PLC	1,059,586	12,257,750

WPP PLC	1,304,006	20,856,485

		271,533,916

United States–1.37%

Avago Technologies Ltd.	565,249	20,303,744

Total Common Stocks & Other Equity Interests (Cost $947,086,459)		1,348,699,537

Money Market Funds–8.56%

Liquid Assets Portfolio –Institutional Class (b)	63,335,923	63,335,923

Premier Portfolio –Institutional Class (b)	63,335,922	63,335,922

Total Money Market Funds (Cost $126,671,845)		126,671,845

TOTAL INVESTMENTS–99.72% (Cost $1,073,758,304)		1,475,371,382

OTHER ASSETS LESS LIABILITIES–0.28%		4,114,805

NET ASSETS–100.00%		$1,479,486,187

Investment Abbreviations:

ADR         —American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco V.I. International Growth Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco V.I. International Growth Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended March 31, 2013, there were transfers from Level 1 to Level 2 of $15,262,009 and from Level 2 to Level 1 of $221,340,098, due to foreign fair value adjustments.

Invesco V.I. International Growth Fund

	Level 1	Level 2	Level 3	Total
Australia	$--	$74,895,291	$--	$74,895,291
Belgium	28,748,532	--	--	28,748,532
Brazil	28,222,280	--	--	28,222,280
Canada	125,384,416	--	--	125,384,416
China	36,395,781	29,535,574	--	65,931,355
Denmark	--	13,331,288	--	13,331,288
France	31,817,465	35,326,982	--	67,144,447
Germany	70,147,863	52,522,432	--	122,670,295
Hong Kong	--	31,814,104	--	31,814,104
Ireland	7,896,677	--	--	7,896,677
Israel	26,042,659	--	--	26,042,659
Japan	--	71,039,938	--	71,039,938
Mexico	39,924,509	--	--	39,924,509
Netherlands	--	18,864,760	--	18,864,760
Russia	--	6,483,057	--	6,483,057
Singapore	--	32,784,771	--	32,784,771
South Korea	23,445,905	17,374,459	--	40,820,364
Spain	--	20,029,649	--	20,029,649
Sweden	12,831,130	57,241,018	--	70,072,148
Switzerland	23,219,593	110,323,029	--	133,542,622
Taiwan	15,445,181	--	--	15,445,181
Turkey	15,773,534	--	--	15,773,534
United Kingdom	72,329,315	199,204,601	--	271,533,916
United States	146,975,589	--	--	146,975,589
Total Investments	$704,600,429	$770,770,953	$--	$1,475,371,382

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2013 was $87,784,771 and $83,741,270, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$390,657,735
Aggregate unrealized (depreciation) of investment securities	(10,757,378)
Net unrealized appreciation of investment securities	$379,900,357
Cost of investments for tax purposes is $1,095,471,025.

Invesco V.I. International Growth Fund

Invesco V.I. Mid Cap Core Equity Fund

Quarterly Schedule of Portfolio Holdings

March 31, 2013

invesco.com/us	VIMCCE-QTR-1 03/13	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–86.87%

Aerospace & Defense–1.53%

Exelis Inc.	223,686	$2,435,940

Moog Inc. -Class A (b)	78,143	3,581,294

		6,017,234

Application Software–1.06%

Adobe Systems Inc. (b)	95,875	4,171,521

Asset Management & Custody Banks–2.16%

Northern Trust Corp.	155,205	8,467,985

Brewers–2.05%

Boston Beer Co., Inc. (The) -Class A (b)	12,747	2,034,931

Molson Coors Brewing Co. -Class B	122,754	6,006,353

		8,041,284

Communications Equipment–2.48%

F5 Networks, Inc. (b)	48,325	4,304,791

Polycom, Inc. (b)	196,765	2,180,156

Riverbed Technology, Inc. (b)	131,932	1,967,106

Tellabs, Inc.	605,607	1,265,719

		9,717,772

Computer & Electronics Retail–1.19%

GameStop Corp. -Class A	167,490	4,684,695

Computer Storage & Peripherals–1.07%

NetApp, Inc. (b)	122,501	4,184,634

Construction & Engineering–1.29%

Chicago Bridge & Iron Co. N.V. -New York Shares	81,227	5,044,197

Construction & Farm Machinery & Heavy Trucks–1.66%

Joy Global Inc.	48,905	2,910,826

Terex Corp. (b)	104,082	3,582,502

		6,493,328

Construction Materials–1.02%

CRH PLC (Ireland)	180,903	3,992,687

Data Processing & Outsourced Services–0.47%

Western Union Co. (The)	121,304	1,824,412

Department Stores–0.85%

Macy’s, Inc.	80,121	3,352,263

	Shares	Value

Diversified Chemicals–1.31%

Huntsman Corp.	276,992	$5,149,281

Diversified Metals & Mining–0.78%

Compass Minerals International, Inc.	38,633	3,048,144

Electronic Components–1.74%

Amphenol Corp. -Class A	91,232	6,810,469

Electronic Manufacturing Services–0.96%

Molex Inc.	128,999	3,777,091

Environmental & Facilities Services–1.39%

Republic Services, Inc.	165,020	5,445,660

Food Retail–0.45%

Safeway Inc.	67,252	1,772,090

Footwear–1.00%

Wolverine World Wide, Inc.	88,668	3,934,199

General Merchandise Stores–2.11%

Big Lots, Inc. (b)	145,714	5,139,333

Family Dollar Stores, Inc.	53,180	3,140,279

		8,279,612

Gold–0.57%

Kinross Gold Corp. (Canada)	283,992	2,252,057

Health Care Distributors–0.86%

Cardinal Health, Inc.	81,291	3,383,331

Health Care Equipment–0.76%

Boston Scientific Corp. (b)	384,020	2,999,196

Health Care Services–0.75%

Quest Diagnostics Inc.	52,126	2,942,513

Homebuilding–0.91%

D.R. Horton, Inc.	147,080	3,574,044

Industrial Machinery–5.16%

Dover Corp.	63,831	4,652,003

Flowserve Corp.	22,008	3,690,962

ITT Corp.	154,383	4,389,109

SPX Corp.	44,070	3,479,767

Stanley Black & Decker Inc.	49,960	4,045,261

		20,257,102

Insurance Brokers–1.41%

Marsh & McLennan Cos., Inc.	145,297	5,516,927

Investment Banking & Brokerage–1.00%

Charles Schwab Corp. (The)	221,564	3,919,467

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Mid Cap Core Equity Fund

	Shares	Value

Life & Health Insurance–1.56%

Torchmark Corp.	102,154	$6,108,809

Life Sciences Tools & Services–2.70%

Agilent Technologies, Inc.	152,524	6,401,432

Life Technologies Corp. (b)	64,990	4,200,304

		10,601,736

Managed Health Care–1.85%

Aetna Inc.	85,794	4,385,789

Humana Inc.	41,341	2,857,077

		7,242,866

Marine–1.08%

Kirby Corp. (b)	55,181	4,237,901

Multi-Sector Holdings–0.39%

PICO Holdings, Inc. (b)	69,441	1,541,590

Multi-Utilities–0.83%

CMS Energy Corp.	116,127	3,244,588

Office Services & Supplies–1.93%

Avery Dennison Corp.	124,324	5,354,635

Pitney Bowes Inc.	149,162	2,216,547

		7,571,182

Oil & Gas Drilling–0.93%

Transocean Ltd. (b)	70,288	3,652,165

Oil & Gas Equipment & Services–4.31%

Cameron International Corp. (b)	62,789	4,093,843

Dresser-Rand Group, Inc. (b)	53,974	3,328,037

Lufkin Industries, Inc.	49,589	3,292,214

Weatherford International Ltd. (b)	509,144	6,181,008

		16,895,102

Oil & Gas Exploration & Production–1.80%

Concho Resources Inc. (b)	30,016	2,924,459

Southwestern Energy Co. (b)	111,171	4,142,231

		7,066,690

Packaged Foods & Meats–3.96%

JM Smucker Co. (The)	51,757	5,132,224

Kellogg Co.	161,468	10,403,383

		15,535,607

Paper Packaging–0.98%

Packaging Corp. of America	86,087	3,862,724

Personal Products–0.73%

Avon Products, Inc.	138,269	2,866,316

Pharmaceuticals–3.98%

Endo Health Solutions Inc. (b)	174,515	5,368,082

Hospira, Inc. (b)	100,460	3,298,102

Shire PLC -ADR (Ireland)	56,134	5,128,402

	Shares	Value

Pharmaceuticals–(continued)
Zoetis Inc.	54,456	$1,818,830

		15,613,416

Property & Casualty Insurance–3.33%

Arch Capital Group Ltd. (b)	89,692	4,715,108

Progressive Corp. (The)	330,726	8,357,446

		13,072,554

Regional Banks–0.82%

First Republic Bank	83,493	3,224,500

Restaurants–1.15%

Darden Restaurants, Inc.	87,582	4,526,238

Semiconductor Equipment–2.05%

Lam Research Corp. (b)	89,479	3,709,799

Teradyne, Inc. (b)	266,621	4,324,593

		8,034,392

Semiconductors–5.09%

Hittite Microwave Corp. (b)	5,850	354,276

Linear Technology Corp.	247,183	9,484,412

Microchip Technology Inc.	86,858	3,192,900

Xilinx, Inc.	181,576	6,930,756

		19,962,344

Soft Drinks–1.63%

Dr. Pepper Snapple Group, Inc.	136,234	6,396,186

Specialized Finance–1.16%

Moody’s Corp.	85,062	4,535,506

Specialty Chemicals–2.83%

International Flavors & Fragrances Inc.	66,470	5,096,255

Sigma-Aldrich Corp.	77,547	6,023,851

		11,120,106

Steel–0.61%

Allegheny Technologies, Inc.	75,368	2,389,919

Systems Software–2.87%

CA, Inc.	54,118	1,362,150

Symantec Corp. (b)	400,779	9,891,226

		11,253,376

Thrifts & Mortgage Finance–0.31%

People’s United Financial Inc.	90,537	1,216,817

Total Common Stocks & Other Equity Interests (Cost $266,012,408)		340,825,825

Money Market Funds–13.58%

Liquid Assets Portfolio –Institutional Class (c)	26,629,379	26,629,379

Premier Portfolio –Institutional Class (c)	26,629,378	26,629,378

Total Money Market Funds (Cost $53,258,757)		53,258,757

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Mid Cap Core Equity Fund

Value

TOTAL INVESTMENTS–100.45% (Cost $319,271,165)	$394,084,582

OTHER ASSETS LESS LIABILITIES–(0.45)%	(1,751,427)

NET ASSETS–100.00%	$392,333,155

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Mid Cap Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Mid Cap Core Equity Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis.

Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco V.I. Mid Cap Core Equity Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2013, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2013 was $17,441,339 and $25,153,813, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$81,237,814
Aggregate unrealized (depreciation) of investment securities	(7,421,590)
Net unrealized appreciation of investment securities	$73,816,224
Cost of investments for tax purposes is $320,268,358.

Invesco V.I. Mid Cap Core Equity Fund

Invesco V.I. Mid Cap Growth Fund

Effective April 29, 2013, after the close of the reporting period,

Invesco Van Kampen V.I. Mid Cap Growth Fund was renamed

Invesco V.I. Mid Cap Growth Fund.

Quarterly Schedule of Portfolio Holdings

March 31, 2013

invesco.com/us	VK-VIMCG-QTR-1 03/13	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.46%

Aerospace & Defense–2.74%

B/E Aerospace, Inc. (b)	55,500	$3,346,095

Triumph Group, Inc.	43,524	3,416,634

		6,762,729

Apparel Retail–2.01%

Ross Stores, Inc.	39,272	2,380,669

Urban Outfitters, Inc. (b)	66,111	2,561,140

		4,941,809

Apparel, Accessories & Luxury Goods–3.97%

Michael Kors Holdings Ltd. (b)	51,659	2,933,715

Ralph Lauren Corp.	21,470	3,635,086

Under Armour, Inc. -Class A (b)	62,758	3,213,209

		9,782,010

Application Software–3.25%

Citrix Systems, Inc. (b)	73,331	5,291,565

Salesforce.com, Inc. (b)	15,204	2,718,931

		8,010,496

Asset Management & Custody Banks–2.29%

Affiliated Managers Group, Inc. (b)	36,789	5,649,687

Automobile Manufacturers–2.36%

Tesla Motors, Inc. (b)	153,299	5,808,499

Automotive Retail–1.75%

O’Reilly Automotive, Inc. (b)	42,084	4,315,714

Biotechnology–5.10%

BioMarin Pharmaceutical Inc. (b)	63,834	3,974,305

Medivation Inc. (b)	79,559	3,720,974

Onyx Pharmaceuticals, Inc. (b)	54,724	4,862,775

		12,558,054

Broadcasting–1.89%

Discovery Communications, Inc. -Class A (b)	59,096	4,653,219

Building Products–1.20%

Lennox International Inc.	46,693	2,964,539

Casinos & Gaming–2.29%

Penn National Gaming, Inc. (b)	24,511	1,334,134

Wynn Resorts Ltd.	34,479	4,315,391

		5,649,525

	Shares	Value

Commodity Chemicals–0.81%

LyondellBasell Industries N.V. -Class A	31,442	$1,989,964

Communications Equipment–2.43%

F5 Networks, Inc. (b)	39,134	3,486,057

Palo Alto Networks, Inc. (b)(c)	44,313	2,508,116

		5,994,173

Computer & Electronics Retail–0.72%

Best Buy Co., Inc.	80,011	1,772,244

Construction & Engineering–1.41%

MasTec Inc. (b)	119,303	3,477,682

Construction & Farm Machinery & Heavy Trucks–2.86%

Cummins Inc.	20,773	2,405,721

Joy Global Inc.	77,772	4,628,990

		7,034,711

Construction Materials–1.20%

Martin Marietta Materials, Inc.	29,079	2,966,640

Consumer Finance–1.65%

Discover Financial Services	90,908	4,076,315

Data Processing & Outsourced Services–1.63%

Alliance Data Systems Corp. (b)	24,840	4,021,348

Diversified Chemicals–2.13%

PPG Industries, Inc.	39,118	5,239,465

Electrical Components & Equipment–2.19%

AMETEK, Inc.	124,265	5,388,130

Electronic Components–1.87%

Amphenol Corp. -Class A	61,872	4,618,745

Environmental & Facilities Services–1.44%

Waste Connections, Inc.	98,340	3,538,273

Food Retail–1.68%

Whole Foods Market, Inc.	47,764	4,143,527

Health Care Equipment–0.89%

Intuitive Surgical, Inc. (b)	4,444	2,182,848

Health Care Facilities–1.71%

Universal Health Services, Inc. -Class B	66,017	4,216,506

Health Care Services–2.42%

Catamaran Corp. (b)	74,976	3,975,977

DaVita HealthCare Partners Inc. (b)	14,971	1,775,411

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Mid Cap Growth Fund

	Shares	Value

Health Care Services–(continued)

Innovacare Inc. (Acquired 12/12/12; Cost $222,840) (b)(d)	56,847	$222,840

		5,974,228

Health Care Technology–0.78%

HMS Holdings Corp. (b)	70,446	1,912,609

Homebuilding–0.91%

Toll Brothers, Inc. (b)	65,561	2,244,809

Household Appliances–0.85%

Whirlpool Corp.	17,691	2,095,676

Household Products–1.35%

Church & Dwight Co., Inc.	51,563	3,332,517

Industrial Gases–0.13%

Airgas, Inc.	3,093	306,702

Industrial Machinery–1.69%

Flowserve Corp.	24,779	4,155,686

Internet Software & Services–2.49%

Akamai Technologies, Inc. (b)	35,694	1,259,641

Equinix, Inc. (b)	16,801	3,634,224

Rackspace Hosting, Inc. (b)	24,672	1,245,443

		6,139,308

IT Consulting & Other Services–1.62%

Cognizant Technology Solutions Corp. -Class A (b)	32,579	2,495,877

Teradata Corp. (b)	25,746	1,506,399

		4,002,276

Movies & Entertainment–1.65%

Cinemark Holdings, Inc.	138,312	4,071,905

Oil & Gas Equipment & Services–3.43%

Cameron International Corp. (b)	63,015	4,108,578

FMC Technologies, Inc. (b)	36,906	2,007,317

Superior Energy Services, Inc. (b)	90,410	2,347,948

		8,463,843

Oil & Gas Exploration & Production–3.68%

EQT Corp.	39,694	2,689,268

Gulfport Energy Corp. (b)	43,750	2,005,063

Pioneer Natural Resources Co.	35,214	4,375,339

		9,069,670

Packaged Foods & Meats–0.76%

Mead Johnson Nutrition Co.	24,313	1,883,042

Pharmaceuticals–1.27%

Shire PLC -ADR (Ireland)	34,358	3,138,947

Railroads–1.48%

Kansas City Southern	32,915	3,650,274

	Shares	Value

Regional Banks–1.22%

First Republic Bank	78,123	$3,017,110

Restaurants–1.00%

Panera Bread Co. -Class A (b)	14,968	2,473,312

Semiconductors–3.62%

Avago Technologies Ltd.	108,100	3,882,952

Cavium Inc. (b)	63,832	2,477,320

NXP Semiconductors N.V. (Netherlands)(b)	84,725	2,563,778

		8,924,050

Specialized Finance–0.78%

CME Group Inc. -Class A	31,288	1,920,770

Specialty Chemicals–1.56%

Albemarle Corp.	61,328	3,834,227

Specialty Stores–4.54%

Dick’s Sporting Goods, Inc.	91,034	4,305,908

Tractor Supply Co.	30,883	3,215,847

Ulta Salon, Cosmetics & Fragrance, Inc. (b)	45,233	3,671,563

		11,193,318

Steel–1.01%

Nucor Corp.	53,752	2,480,655

Systems Software–0.78%

Red Hat, Inc. (b)	38,024	1,922,493

Trading Companies & Distributors–1.88%

Fastenal Co.	90,326	4,638,240

Trucking–1.35%

J.B. Hunt Transport Services, Inc.	44,690	3,328,511

Wireless Telecommunication Services–2.74%

SBA Communications Corp. -Class A (b)	64,221	4,625,196

Sprint Nextel Corp. (b)	341,676	2,121,808

		6,747,004

Total Common Stocks & Other Equity Interests (Cost $184,549,350)		242,678,034

Money Market Funds–1.89%

Liquid Assets Portfolio –Institutional Class (e)	2,325,866	2,325,866

Premier Portfolio –Institutional Class (e)	2,325,867	2,325,867

Total Money Market Funds (Cost $4,651,733)		4,651,733

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.35% (Cost $189,201,083)		247,329,767

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Mid Cap Growth Fund

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.55%

Liquid Assets Portfolio - Institutional Class (Cost $1,360,648)(e)(f)	1,360,648	$1,360,648

TOTAL INVESTMENTS–100.90% (Cost $190,561,731)		248,690,415

OTHER ASSETS LESS LIABILITIES–(0.90)%		(2,224,908)

NET ASSETS–100.00%		$246,465,507

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at March 31, 2013.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at March 31, 2013 represented less than 1% of the Fund’s Net Assets.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco V.I. Mid Cap Growth Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

Invesco V.I. Mid Cap Growth Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$248,467,575	$--	$222,840	$248,690,415

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2013 was $41,364,352 and $46,760,099, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$60,047,277
Aggregate unrealized (depreciation) of investment securities	(2,082,527)
Net unrealized appreciation of investment securities	$57,964,750
Cost of investments for tax purposes is $190,725,665.

Invesco V.I. Mid Cap Growth Fund

Invesco V.I. Money Market Fund

Quarterly Schedule of Portfolio Holdings

March 31, 2013

invesco.com/us	VIMKT-QTR-1 03/13	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper–47.20%(a)

Asset-Backed Securities - Consumer Receivables–0.68%

Old Line Funding, LLC (b)	0.32%	04/15/13	$1,000	$999,876

Asset-Backed Securities - Diversified Banks–2.99%

Collateralized Commercial Paper Co., LLC	0.38%	07/31/13	700	699,106

Collateralized Commercial Paper Co., LLC	0.38%	08/01/13	400	399,485

Collateralized Commercial Paper Co., LLC	0.45%	10/28/13	1,300	1,296,587

Collateralized Commercial Paper II Co., LLC (b)	0.35%	08/26/13	2,000	1,997,142

				4,392,320

Asset-Backed Securities - Fully Supported–1.36%

Kells Funding LLC (CEP-Federal Republic of Germany) (b)(c)	0.33%	05/15/13	2,000	1,999,193

Asset-Backed Securities - Fully Supported Bank–7.75%

Cancara Asset Securitisation Ltd./LLC (CEP-Lloyds TSB Bank PLC) (b)(c)	0.22%	04/02/13	400	399,998

Cancara Asset Securitisation Ltd./LLC (CEP-Lloyds TSB Bank PLC) (b)(c)	0.22%	04/16/13	5,000	4,999,542

Lexington Parker Capital Co., LLC (Multi-CEP’s- Guggenheim Treasury Services, LLC) (b)(c)	0.26%	05/14/13	1,000	999,689

Working Capital Management L.P. (CEP-Mizuho Corporate Bank, Ltd.) (b)(c)	0.21%	05/02/13	5,000	4,999,096

				11,398,325

Asset-Backed Securities - Multi-Purpose–10.87%

Chariot Funding, LLC (b)	0.27%	08/29/13	3,000	2,996,625

Chariot Funding, LLC (b)	0.26%	09/04/13	1,000	998,873

Mont Blanc Capital Corp. (b)(c)	0.24%	05/07/13	5,000	4,998,800

Nieuw Amsterdam Receivables Corp. (b)(c)	0.18%	04/08/13	5,000	4,999,825

Regency Markets No. 1, LLC (b)(c)	0.18%	04/22/13	2,000	1,999,790

				15,993,913

Consumer Finance–1.77%

Toyota Motor Credit Corp. (c)	0.23%	07/05/13	2,600	2,598,422

Diversified Banks–11.82%

Bank of China (c)	0.21%	05/22/13	900	899,732

Barclays Bank PLC (Acquired 01/23/13; Cost $1,000,000) (b)(c)	0.50%	04/23/13	1,000	1,000,000

DBS Bank Ltd. (b)(c)	0.26%	09/12/13	1,000	998,838

ING (US) Funding LLC (c)	0.29%	05/02/13	3,000	2,999,251

Oversea-Chinese Banking Corp. Ltd. (c)	0.18%	04/08/13	1,000	999,965

Oversea-Chinese Banking Corp. Ltd. (c)	0.22%	07/01/13	5,000	4,997,219

Standard Chartered Bank (b)(c)	0.25%	04/09/13	1,500	1,499,917

Standard Chartered Bank (b)(c)	0.27%	06/05/13	1,000	999,513

UBS Finance (Delaware) Inc. (c)	0.21%	05/17/13	3,000	2,999,195

				17,393,630

Diversified Capital Markets–2.38%

Deutsche Bank Financial LLC (c)	0.20%	04/09/13	3,500	3,499,844

Household Products–0.99%
Reckitt Benckiser Treasury Services PLC (b)(c)	0.45%	05/10/13	1,200	1,199,415

Reckitt Benckiser Treasury Services PLC (b)(c)	0.42%	09/06/13	250	249,539

				1,448,954

Regional Banks–5.91%

Macquarie Bank Ltd. (b)(c)	0.23%	05/21/13	1,000	999,680

Nationwide Building Society (b)(c)	0.35%	04/26/13	5,000	4,998,785

Nederlandse Waterschaps N.V. (b)(c)	0.22%	06/20/13	700	699,658

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Regional Banks–(continued)

Nordea North America Inc. (c)	0.24%	05/24/13	$2,000	$1,999,308

				8,697,431

Specialized Finance–0.68%

Kreditanstalt fur Wiederaufbau (b)(c)	0.20%	04/05/13	1,000	999,978

Total Commercial Paper (Cost $69,421,886)				69,421,886

Variable Rate Demand Notes–16.70%(d)

Credit Enhanced–16.70%

Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (e)	0.20%	10/01/33	4,700	4,700,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.) (e)	0.20%	12/01/28	3,460	3,460,000

Collier (County of), Florida Industrial Development Authority (Allete, Inc.); Series 2006, Ref. VRD IDR (LOC-Wells Fargo Bank, N.A.) (e)	0.19%	10/01/25	1,000	1,000,000

Connecticut (State of) Development Authority (Northeast Foods, Inc.); Series 1998, VRD IDR (LOC-Bank of America, N.A.) (e)	0.27%	06/01/13	625	625,000

Hamilton (County of), Ohio (Children’s Hospital Medical Center); Series 1997 A, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.) (e)	0.12%	05/15/17	600	600,000

M3 Realty, LLC; Series 2007, VRD RN (LOC-General Electric Capital Corp.) (b)(e)	0.27%	01/01/33	2,110	2,110,000

Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC-TD Bank, N.A.) (e)	0.19%	03/01/39	3,300	3,300,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (L & S, LLC); Series 2001, VRD IDR (LOC-JPMorgan Chase Bank, N.A.) (e)	0.12%	03/01/26	360	360,000

Nuevo Oaxaca LLC (Village by the Park Apartments) Series 2013 A, MFH Taxable VRD RB (LOC-FHLB of San Francisco) (e)	0.17%	03/01/53	4,500	4,500,000

Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC-Wells Fargo Bank, N.A.) (e)	0.20%	12/01/27	2,405	2,405,000

Rock Island (County of), Illinois Metropolitan Airport Authority (Quad City International Airport Air Freight); Series 1998 A, VRD Priority RB (LOC-U.S. Bank, N.A.) (e)	0.17%	12/01/18	310	310,000

St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC-General Electric Capital Corp.) (b)(e)	0.25%	10/01/21	800	800,000

St. Paul (City of), Minnesota Port Authority; Series 2009-10 CC, VRD District Cooling RB (LOC-Deutsche Bank AG) (c)(e)	0.17%	03/01/29	400	400,000

Total Variable Rate Demand Notes (Cost $24,570,000)				24,570,000

Certificates of Deposit–11.49%

Bank of Nova Scotia (c)(f)	0.30%	09/27/13	4,000	4,000,000

Bank of Nova Scotia (c)(f)	0.36%	04/30/14	700	700,000

Barclays Bank PLC (c)(f)	0.25%	03/11/14	3,000	3,000,000

Citibank, N.A.	0.19%	04/22/13	800	800,000

Landesbank Hessen-Thurin (c)	0.33%	05/08/13	2,000	2,000,000

Royal Bank of Canada (c)(f)	0.36%	05/02/14	2,000	2,000,000

Toronto-Dominion Bank (c)	0.27%	05/20/13	4,000	4,000,000

Toronto-Dominion Bank (c)	0.22%	08/13/13	400	400,000

Total Certificates of Deposit (Cost $16,900,000)				16,900,000

Other Bonds & Notes–4.09%

U.S. Bancorp., Sr. Unsec. MTN	2.00%	06/14/13	3,000	3,010,342

Wells Fargo Bank, N.A., Unsec. MTN (f)	0.33%	04/17/14	3,000	3,000,000

Total Other Bonds & Notes (Cost $6,010,342)				6,010,342

TOTAL INVESTMENTS (excluding Repurchase Agreements)–79.48% (Cost $116,902,228)				116,902,228

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Money Market Fund

	Interest Rate	Maturity Date	Repurchase Amount	Value

Repurchase Agreements–20.59%(g)

Credit Suisse Securities (USA) LLC, Agreement dated 03/28/13, maturing value of $4,000,116 (collateralized by Corporate obligation valued at $4,200,057; 6.88%, 01/15/20) (c)	0.26%	04/01/13	$4,000,116	$4,000,000

Credit Suisse Securities (USA) LLC, Open agreement dated 01/24/13 (collateralized by Asset-backed security valued at $2,102,566; 0.55%, 02/06/41) (c)(f)(h)	0.30%	--	--	2,000,000

HSBC Securities (USA) Inc., Joint agreement dated 03/28/13, aggregate maturing value $300,007,333 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,702; 3.00%-3.50%, 02/01/33-02/01/43)	0.22%	04/01/13	7,000,171	7,000,000

RBC Capital Markets Corp., Joint agreement dated 03/28/13, aggregate maturing value $500,011,111 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,000; 4.00%, 01/01/42-06/01/42)	0.20%	04/01/13	7,000,156	7,000,000

Societe Generale, Joint agreement dated 03/28/13, aggregate maturing value of $500,011,111 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,000; 2.50%-5.00%, 07/01/27-12/01/42)	0.20%	04/01/13	7,000,156	7,000,000

Wells Fargo Securities, LLC, Joint agreement dated 03/28/13, aggregate maturing value $500,011,111 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,000; 0%-6.50%, 04/01/13-07/15/52)	0.20%	04/01/13	3,276,090	3,276,017

Total Repurchase Agreements (Cost $30,276,017)				30,276,017

TOTAL INVESTMENTS(i)(j)–100.07% (Cost $147,178,245)				147,178,245

OTHER ASSETS LESS LIABILITIES–(0.07)%				(97,262)

NET ASSETS–100.00%				$147,080,983

Investment Abbreviations:

CEP	—Credit Enhancement Provider
FHLB	—Federal Home Loan Bank
IDR	—Industrial Development Revenue Bonds
LOC	—Letter of Credit
MFH	—Multi-Family Housing
MTN	—Medium-Term Notes
RB	—Revenue Bonds
Ref.	Refunding
RN	—Revenue Notes
Sr.	—Senior
Unsec.	—Unsecured
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2013 was $48,943,772, which represented 33.28% of the Fund’s Net Assets.

(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 14.5%; Netherlands: 9.3%; Canada: 7.6%; Switzerland: 6.1%; Germany: 6.1%; Japan: 5.2% other countries less than 5% each: 7.4%.

(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2013.

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2013.

(g)	Principal amount equals value at period end. See Note 1D.

(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(i)	Also represents cost for federal income tax purposes.

(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage

Wells Fargo Bank, N.A.	7.5%

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Money Market Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Repurchase Agreements – The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

Invesco V.I. Money Market Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2013, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Money Market Fund

Invesco V.I. S&P 500 Index Fund

Quarterly Schedule of Portfolio Holdings

March 31, 2013

invesco.com/us	MS-VISPI-QTR-1 03/13	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.91%

Advertising–0.15%

Interpublic Group of Cos., Inc. (The)	2,965	$38,634

Omnicom Group Inc.	1,898	111,792

		150,426

Aerospace & Defense–2.36%

Boeing Co. (The)	4,943	424,357

General Dynamics Corp.	2,413	170,141

Honeywell International Inc.	5,693	428,967

L-3 Communications Holdings, Inc.	665	53,812

Lockheed Martin Corp.	1,944	187,635

Northrop Grumman Corp.	1,722	120,798

Precision Castparts Corp.	1,063	201,566

Raytheon Co.	2,363	138,921

Rockwell Collins, Inc.	991	62,552

Textron Inc.	1,992	59,381

United Technologies Corp.	6,125	572,259

		2,420,389

Agricultural Products–0.16%

Archer-Daniels-Midland Co.	4,757	160,454

Air Freight & Logistics–0.76%

C.H. Robinson Worldwide, Inc.	1,169	69,509

Expeditors International of Washington, Inc.	1,499	53,529

FedEx Corp.	2,124	208,577

United Parcel Service, Inc. -Class B	5,194	446,164

		777,779

Airlines–0.07%

Southwest Airlines Co.	5,282	71,201

Aluminum–0.06%

Alcoa Inc.	7,724	65,808

Apparel Retail–0.54%

Abercrombie & Fitch Co. -Class A	594	27,443

Gap, Inc. (The)	2,158	76,393

L Brands, Inc.	1,738	77,619

Ross Stores, Inc.	1,614	97,841

TJX Cos., Inc. (The)	5,279	246,793

Urban Outfitters, Inc. (b)	806	31,224

		557,313

Apparel, Accessories & Luxury Goods–0.37%

Coach, Inc.	2,060	102,980

Fossil, Inc. (b)	395	38,157

PVH Corp.	575	61,416

Ralph Lauren Corp.	440	74,496

	Shares	Value

Apparel, Accessories & Luxury Goods–(continued)

VF Corp.	639	$107,192

		384,241

Application Software–0.61%

Adobe Systems Inc. (b)	3,622	157,593

Autodesk, Inc. (b)	1,648	67,964

Citrix Systems, Inc. (b)	1,353	97,632

Intuit Inc.	2,023	132,810

Salesforce.com, Inc. (b)	978	174,896

		630,895

Asset Management & Custody Banks–1.24%

Ameriprise Financial, Inc.	1,492	109,886

Bank of New York Mellon Corp. (The)	8,434	236,068

BlackRock, Inc.	912	234,274

Franklin Resources, Inc.	1,002	151,112

Invesco Ltd. (c)	3,202	92,730

Legg Mason, Inc.	864	27,777

Northern Trust Corp.	1,580	86,205

State Street Corp.	3,318	196,061

T. Rowe Price Group Inc.	1,881	140,830

		1,274,943

Auto Parts & Equipment–0.32%

BorgWarner, Inc. (b)	839	64,888

Delphi Automotive PLC (United Kingdom)	2,129	94,528

Johnson Controls, Inc.	4,944	173,386

		332,802

Automobile Manufacturers–0.36%

Ford Motor Co.	28,491	374,657

Automotive Retail–0.26%

AutoNation, Inc. (b)	280	12,250

AutoZone, Inc. (b)	262	103,954

CarMax, Inc. (b)	1,656	69,055

O’Reilly Automotive, Inc. (b)	807	82,758

		268,017

Biotechnology–1.86%

Alexion Pharmaceuticals, Inc. (b)	1,417	130,563

Amgen Inc.	5,436	557,244

Biogen Idec Inc. (b)	1,716	331,034

Celgene Corp. (b)	3,041	352,482

Gilead Sciences, Inc. (b)	11,058	541,068

		1,912,391

Brewers–0.05%

Molson Coors Brewing Co. -Class B	1,144	55,976

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Broadcasting–0.37%

CBS Corp. -Class B	4,249	$198,386

Discovery Communications, Inc. -Class A (b)	1,781	140,236

Scripps Networks Interactive -Class A	640	41,177

		379,799

Building Products–0.05%

Masco Corp.	2,567	51,982

Cable & Satellite–1.24%

Cablevision Systems Corp. -Class A	1,534	22,948

Comcast Corp. -Class A	19,173	805,458

DIRECTV (b)	4,162	235,611

Time Warner Cable Inc.	2,146	206,145

		1,270,162

Casinos & Gaming–0.10%

International Game Technology	1,916	31,614

Wynn Resorts Ltd.	585	73,219

		104,833

Coal & Consumable Fuels–0.10%

CONSOL Energy Inc.	1,680	56,532

Peabody Energy Corp.	2,006	42,427

		98,959

Commodity Chemicals–0.17%

LyondellBasell Industries N.V. -Class A	2,758	174,554

Communications Equipment–1.90%

Cisco Systems, Inc.	38,732	809,886

F5 Networks, Inc. (b)	582	51,845

Harris Corp.	819	37,952

JDS Uniphase Corp. (b)	1,676	22,408

Juniper Networks, Inc. (b)	3,728	69,117

Motorola Solutions, Inc.	2,004	128,316

QUALCOMM, Inc.	12,480	835,536

		1,955,060

Computer & Electronics Retail–0.07%

Best Buy Co., Inc.	1,960	43,414

GameStop Corp. -Class A	915	25,593

		69,007

Computer Hardware–3.42%

Apple Inc.	6,821	3,019,179

Dell Inc.	10,608	152,013

Hewlett-Packard Co.	14,184	338,146

		3,509,338

Computer Storage & Peripherals–0.70%

EMC Corp. (b)	15,286	365,182

NetApp, Inc. (b)	2,643	90,285

SanDisk Corp. (b)	1,756	96,580

Seagate Technology PLC	2,319	84,783

	Shares	Value

Computer Storage & Peripherals–(continued)

Western Digital Corp.	1,572	$79,040

		715,870

Construction & Engineering–0.17%

Fluor Corp.	1,179	78,203

Jacobs Engineering Group, Inc. (b)	946	53,203

Quanta Services, Inc. (b)	1,564	44,699

		176,105

Construction & Farm Machinery & Heavy Trucks–0.96%

Caterpillar Inc.	4,757	413,716

Cummins Inc.	1,281	148,353

Deere & Co.	2,829	243,237

Joy Global Inc.	779	46,366

PACCAR Inc.	2,567	129,788

		981,460

Construction Materials–0.05%

Vulcan Materials Co.	952	49,218

Consumer Electronics–0.05%

Garmin Ltd.	804	26,564

Harman International Industries, Inc.	499	22,271

		48,835

Consumer Finance–0.91%

American Express Co.	6,980	470,871

Capital One Financial Corp.	4,228	232,329

Discover Financial Services	3,597	161,289

SLM Corp.	3,317	67,932

		932,421

Data Processing & Outsourced Services–1.63%

Automatic Data Processing, Inc.	3,522	229,000

Computer Sciences Corp.	1,114	54,842

Fidelity National Information Services, Inc.	2,129	84,351

Fiserv, Inc. (b)	969	85,107

MasterCard, Inc. -Class A	766	414,506

Paychex, Inc.	2,351	82,450

Total System Services, Inc.	1,187	29,414

Visa Inc. -Class A	3,745	636,051

Western Union Co. (The)	4,112	61,844

		1,677,565

Department Stores–0.26%

J. C. Penney Co., Inc.	1,011	15,276

Kohl’s Corp.	1,536	70,856

Macy’s, Inc.	2,871	120,123

Nordstrom, Inc.	1,098	60,642

		266,897

Distillers & Vintners–0.20%

Beam Inc.	1,173	74,533

Brown-Forman Corp. -Class B	1,100	78,540

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Distillers & Vintners–(continued)

Constellation Brands, Inc. -Class A (b)	1,116	$53,166

		206,239

Distributors–0.09%

Genuine Parts Co.	1,124	87,672

Diversified Banks–1.78%

Comerica Inc.	1,362	48,964

U.S. Bancorp	13,536	459,276

Wells Fargo & Co.	35,608	1,317,140

		1,825,380

Diversified Chemicals–0.86%

Dow Chemical Co. (The)	8,734	278,091

E. I. du Pont de Nemours and Co.	6,786	333,600

Eastman Chemical Co.	1,130	78,953

FMC Corp.	1,013	57,771

PPG Industries, Inc.	1,036	138,762

		887,177

Diversified Metals & Mining–0.22%

Freeport-McMoRan Copper & Gold Inc.	6,867	227,298

Diversified REIT’s–0.10%

Vornado Realty Trust	1,229	102,794

Diversified Support Services–0.08%

Cintas Corp.	782	34,510

Iron Mountain Inc.	1,230	44,661

		79,171

Drug Retail–0.77%

CVS Caremark Corp.	8,932	491,171

Walgreen Co.	6,247	297,857

		789,028

Education Services–0.01%

Apollo Group, Inc. -Class A (b)	699	12,156

Electric Utilities–1.99%

American Electric Power Co., Inc.	3,527	171,518

Duke Energy Corp.	5,118	371,516

Edison International	2,366	119,057

Entergy Corp.	1,310	82,844

Exelon Corp.	6,210	214,121

FirstEnergy Corp.	3,037	128,161

NextEra Energy, Inc.	3,078	239,099

Northeast Utilities	2,283	99,219

Pepco Holdings, Inc.	1,659	35,503

Pinnacle West Capital Corp.	796	46,081

PPL Corp.	4,233	132,535

Southern Co. (The)	6,312	296,159

Xcel Energy, Inc.	3,546	105,316

		2,041,129

Electrical Components & Equipment–0.67%

Eaton Corp. PLC	3,421	209,536

	Shares	Value

Electrical Components & Equipment–(continued)

Emerson Electric Co.	5,244	$292,982

Rockwell Automation, Inc.	1,027	88,682

Roper Industries, Inc.	725	92,300

		683,500

Electronic Components–0.22%

Amphenol Corp. -Class A	1,159	86,519

Corning Inc.	10,688	142,471

		228,990

Electronic Equipment & Instruments–0.03%

FLIR Systems, Inc.	1,073	27,909

Electronic Manufacturing Services–0.18%

Jabil Circuit, Inc.	1,330	24,579

Molex Inc.	1,018	29,807

TE Connectivity Ltd. (Switzerland)	3,052	127,970

		182,356

Environmental & Facilities Services–0.26%

Republic Services, Inc.	2,159	71,247

Stericycle, Inc. (b)	631	67,000

Waste Management, Inc.	3,176	124,531

		262,778

Fertilizers & Agricultural Chemicals–0.60%

CF Industries Holdings, Inc.	463	88,141

Monsanto Co.	3,891	411,006

Mosaic Co. (The)	2,009	119,757

		618,904

Food Distributors–0.15%

Sysco Corp.	4,256	149,684

Food Retail–0.27%

Kroger Co. (The)	3,739	123,911

Safeway Inc.	1,732	45,638

Whole Foods Market, Inc.	1,251	108,524

		278,073

Footwear–0.30%

NIKE, Inc. -Class B	5,269	310,924

Gas Utilities–0.11%

AGL Resources Inc.	868	36,413

ONEOK, Inc.	1,509	71,934

		108,347

General Merchandise Stores–0.54%

Dollar General Corp. (b)	2,195	111,023

Dollar Tree, Inc. (b)	1,666	80,684

Family Dollar Stores, Inc.	697	41,158

Target Corp.	4,726	323,495

		556,360

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Gold–0.15%

Newmont Mining Corp.	3,607	$151,097

Health Care Distributors–0.38%

AmerisourceBergen Corp.	1,671	85,973

Cardinal Health, Inc.	2,475	103,010

McKesson Corp.	1,691	182,560

Patterson Cos. Inc.	606	23,052

		394,595

Health Care Equipment–2.12%

Abbott Laboratories	11,409	402,966

Baxter International Inc.	3,964	287,945

Becton, Dickinson and Co.	1,408	134,619

Boston Scientific Corp. (b)	9,816	76,663

C.R. Bard, Inc.	557	56,134

CareFusion Corp. (b)	1,636	57,244

Covidien PLC	3,428	232,556

Edwards Lifesciences Corp. (b)	828	68,028

Intuitive Surgical, Inc. (b)	290	142,445

Medtronic, Inc.	7,345	344,921

St. Jude Medical, Inc.	2,054	83,064

Stryker Corp.	2,100	137,004

Varian Medical Systems, Inc. (b)	806	58,032

Zimmer Holdings, Inc.	1,229	92,445

		2,174,066

Health Care Facilities–0.04%

Tenet Healthcare Corp. (b)	756	35,970

Health Care Services–0.53%

DaVita HealthCare Partners Inc. (b)	612	72,577

Express Scripts Holding Co. (b)	5,945	342,729

Laboratory Corp. of America Holdings (b)	675	60,885

Quest Diagnostics Inc.	1,148	64,805

		540,996

Health Care Supplies–0.04%

DENTSPLY International Inc.	1,060	44,965

Health Care Technology–0.10%

Cerner Corp. (b)	1,062	100,624

Home Entertainment Software–0.04%

Electronic Arts Inc. (b)	2,205	39,028

Home Furnishings–0.03%

Leggett & Platt, Inc.	1,058	35,739

Home Improvement Retail–1.04%

Home Depot, Inc. (The)	10,860	757,811

Lowe’s Cos., Inc.	8,062	305,711

		1,063,522

Homebuilding–0.15%

D.R. Horton, Inc.	2,030	49,329

Lennar Corp. -Class A	1,210	50,191

	Shares	Value

Homebuilding–(continued)

PulteGroup Inc. (b)	2,505	$50,701

		150,221

Homefurnishing Retail–0.10%

Bed Bath & Beyond Inc. (b)	1,658	106,808

Hotels, Resorts & Cruise Lines–0.33%

Carnival Corp.	3,226	110,652

Marriott International Inc. -Class A	1,769	74,705

Starwood Hotels & Resorts Worldwide, Inc.	1,421	90,560

Wyndham Worldwide Corp.	991	63,900

		339,817

Household Appliances–0.07%

Whirlpool Corp.	569	67,404

Household Products–2.21%

Clorox Co. (The)	960	84,989

Colgate-Palmolive Co.	3,193	376,870

Kimberly-Clark Corp.	2,815	275,814

Procter & Gamble Co. (The)	19,843	1,529,101

		2,266,774

Housewares & Specialties–0.05%

Newell Rubbermaid Inc.	2,083	54,366

Human Resource & Employment Services–0.04%

Robert Half International, Inc.	1,013	38,018

Hypermarkets & Super Centers–1.21%

Costco Wholesale Corp.	3,164	335,732

Wal-Mart Stores, Inc.	12,149	909,110

		1,244,842

Independent Power Producers & Energy Traders–0.12%

AES Corp. (The)	4,471	56,200

NRG Energy, Inc.	2,377	62,967

		119,167

Industrial Conglomerates–2.43%

3M Co.	4,610	490,089

Danaher Corp.	4,211	261,714

General Electric Co. (d)	75,534	1,746,346

		2,498,149

Industrial Gases–0.41%

Air Products & Chemicals, Inc.	1,507	131,290

Airgas, Inc.	505	50,076

Praxair, Inc.	2,151	239,922

		421,288

Industrial Machinery–0.82%

Dover Corp.	1,268	92,412

Flowserve Corp.	348	58,363

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Industrial Machinery–(continued)

Illinois Tool Works Inc.	3,016	$183,795

Ingersoll-Rand PLC	2,001	110,075

Pall Corp.	818	55,927

Parker Hannifin Corp.	1,082	99,089

Pentair Ltd.	1,496	78,914

Snap-on Inc.	422	34,899

Stanley Black & Decker Inc.	1,163	94,168

Xylem, Inc.	1,387	38,226

		845,868

Industrial REIT’s–0.13%

Prologis, Inc.	3,361	134,373

Insurance Brokers–0.28%

Aon PLC	2,263	139,174

Marsh & McLennan Cos., Inc.	3,982	151,197

		290,371

Integrated Oil & Gas–5.17%

Chevron Corp.	14,111	1,676,669

Exxon Mobil Corp.	32,546	2,932,720

Hess Corp.	2,158	154,534

Murphy Oil Corp.	1,315	83,805

Occidental Petroleum Corp.	5,851	458,543

		5,306,271

Integrated Telecommunication Services–2.64%

AT&T Inc.	39,892	1,463,637

CenturyLink Inc.	4,545	159,666

Frontier Communications Corp.	7,204	28,672

Verizon Communications Inc.	20,762	1,020,452

Windstream Corp.	4,284	34,058

		2,706,485

Internet Retail–1.08%

Amazon.com, Inc. (b)	2,641	703,800

Expedia, Inc.	685	41,107

Netflix Inc. (b)	405	76,711

Priceline.com Inc. (b)	361	248,343

TripAdvisor Inc. (b)	807	42,383

		1,112,344

Internet Software & Services–2.20%

Akamai Technologies, Inc. (b)	1,291	45,559

eBay Inc. (b)	8,475	459,515

Google Inc. -Class A (b)	1,939	1,539,624

VeriSign, Inc. (b)	1,118	52,859

Yahoo! Inc. (b)	7,072	166,404

		2,263,961

Investment Banking & Brokerage–0.83%

Charles Schwab Corp. (The)	7,983	141,219

E*TRADE Financial Corp. (b)	2,072	22,191

Goldman Sachs Group, Inc. (The)	3,178	467,643

	Shares	Value

Investment Banking & Brokerage–(continued)

Morgan Stanley	9,971	$219,163

		850,216

IT Consulting & Other Services–2.19%

Accenture PLC -Class A	4,679	355,464

Cognizant Technology Solutions Corp. -Class A (b)	2,191	167,852

International Business Machines Corp.	7,609	1,623,000

SAIC, Inc.	2,060	27,913

Teradata Corp. (b)	1,203	70,387

		2,244,616

Leisure Products–0.14%

Hasbro, Inc.	839	36,866

Mattel, Inc.	2,502	109,562

		146,428

Life & Health Insurance–0.88%

Aflac, Inc.	3,397	176,712

Lincoln National Corp.	1,991	64,926

MetLife, Inc.	7,943	301,993

Principal Financial Group, Inc.	2,023	68,843

Prudential Financial, Inc.	3,377	199,209

Torchmark Corp.	693	41,441

Unum Group	1,959	55,342

		908,466

Life Sciences Tools & Services–0.46%

Agilent Technologies, Inc.	2,520	105,764

Life Technologies Corp. (b)	1,249	80,723

PerkinElmer, Inc.	842	28,325

Thermo Fisher Scientific, Inc.	2,597	198,645

Waters Corp. (b)	623	58,506

		471,963

Managed Health Care–0.92%

Aetna Inc.	2,382	121,768

Cigna Corp.	2,076	129,480

Coventry Health Care, Inc.	977	45,948

Humana Inc.	1,149	79,408

UnitedHealth Group Inc.	7,444	425,871

WellPoint, Inc.	2,208	146,236

		948,711

Metal & Glass Containers–0.08%

Ball Corp.	1,106	52,624

Owens-Illinois, Inc. (b)	1,213	32,326

		84,950

Motorcycle Manufacturers–0.09%

Harley-Davidson, Inc.	1,641	87,465

Movies & Entertainment–1.74%

News Corp. -Class A	14,525	443,303

Time Warner Inc.	6,790	391,240

Viacom Inc. -Class B	3,307	203,612

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Movies & Entertainment–(continued)

Walt Disney Co. (The)	13,115	$744,932

		1,783,087

Multi-Line Insurance–0.64%

American International Group, Inc. (b)	10,722	416,228

Assurant, Inc.	594	26,736

Genworth Financial Inc. -Class A (b)	3,535	35,350

Hartford Financial Services Group, Inc. (The)	3,136	80,909

Loews Corp.	2,248	99,069

		658,292

Multi-Sector Holdings–0.06%

Leucadia National Corp.	2,160	59,249

Multi-Utilities–1.26%

Ameren Corp.	1,789	62,651

CenterPoint Energy, Inc.	3,083	73,869

CMS Energy Corp.	1,946	54,371

Consolidated Edison, Inc.	2,127	129,811

Dominion Resources, Inc.	4,185	243,483

DTE Energy Co.	1,269	86,723

Integrys Energy Group, Inc.	586	34,082

NiSource Inc.	2,285	67,042

PG&E Corp.	3,186	141,873

Public Service Enterprise Group Inc.	3,674	126,165

SCANA Corp.	961	49,165

Sempra Energy	1,643	131,341

TECO Energy, Inc.	1,444	25,732

Wisconsin Energy Corp.	1,663	71,326

		1,297,634

Office Electronics–0.07%

Xerox Corp.	8,855	76,153

Office REIT’s–0.11%

Boston Properties, Inc.	1,100	111,166

Office Services & Supplies–0.05%

Avery Dennison Corp.	734	31,613

Pitney Bowes Inc.	1,474	21,904

		53,517

Oil & Gas Drilling–0.31%

Diamond Offshore Drilling, Inc.	519	36,102

Ensco PLC -Class A	1,688	101,280

Helmerich & Payne, Inc.	771	46,800

Nabors Industries Ltd.	2,127	34,500

Noble Corp.	1,835	70,005

Rowan Cos. PLC -Class A (b)	915	32,354

		321,041

Oil & Gas Equipment & Services–1.53%

Baker Hughes Inc.	3,209	148,930

Cameron International Corp. (b)	1,800	117,360

FMC Technologies, Inc. (b)	1,726	93,877

Halliburton Co.	6,768	273,495

National Oilwell Varco Inc.	3,099	219,254

	Shares	Value

Oil & Gas Equipment & Services–(continued)

Schlumberger Ltd.	9,639	$721,865

		1,574,781

Oil & Gas Exploration & Production–2.44%

Anadarko Petroleum Corp.	3,635	317,881

Apache Corp.	2,845	219,520

Cabot Oil & Gas Corp.	1,528	103,308

Chesapeake Energy Corp.	3,756	76,660

ConocoPhillips	8,854	532,125

Denbury Resources Inc. (b)	2,664	49,683

Devon Energy Corp.	2,742	154,704

EOG Resources, Inc.	1,973	252,682

EQT Corp.	1,103	74,728

Marathon Oil Corp.	5,112	172,377

Newfield Exploration Co. (b)	1,011	22,667

Noble Energy, Inc.	1,303	150,705

Pioneer Natural Resources Co.	960	119,280

QEP Resources Inc.	1,313	41,806

Range Resources Corp.	1,182	95,789

Southwestern Energy Co. (b)	2,549	94,976

WPX Energy Inc. (b)	1,437	23,021

		2,501,912

Oil & Gas Refining & Marketing–0.75%

Marathon Petroleum Corp.	2,407	215,667

Phillips 66	4,514	315,845

Tesoro Corp.	997	58,374

Valero Energy Corp.	4,015	182,643

		772,529

Oil & Gas Storage & Transportation–0.50%

Kinder Morgan Inc.	4,564	176,535

Spectra Energy Corp.	4,852	149,199

Williams Cos., Inc. (The)	4,976	186,401

		512,135

Other Diversified Financial Services–3.17%

Bank of America Corp.	78,600	957,348

Citigroup Inc.	22,073	976,509

JPMorgan Chase & Co.	27,802	1,319,483

		3,253,340

Packaged Foods & Meats–1.73%

Campbell Soup Co.	1,321	59,921

ConAgra Foods, Inc.	3,006	107,645

Dean Foods Co. (b)	1,366	24,766

General Mills, Inc.	4,696	231,560

H.J. Heinz Co.	2,328	168,244

Hershey Co. (The)	1,102	96,458

Hormel Foods Corp.	975	40,287

JM Smucker Co. (The)	787	78,039

Kellogg Co.	1,813	116,812

Kraft Foods Group, Inc.	4,303	221,734

McCormick & Co., Inc.	977	71,858

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Packaged Foods & Meats–(continued)

Mead Johnson Nutrition Co.	1,470	$113,851

Mondelez International Inc. -Class A	12,917	395,389

Tyson Foods, Inc. -Class A	2,081	51,650

		1,778,214

Paper Packaging–0.06%

Bemis Co., Inc.	747	30,149

Sealed Air Corp.	1,434	34,574

		64,723

Paper Products–0.19%

International Paper Co.	3,204	149,242

MeadWestvaco Corp.	1,289	46,791

		196,033

Personal Products–0.17%

Avon Products, Inc.	3,122	64,719

Estee Lauder Cos. Inc. (The) -Class A	1,740	111,412

		176,131

Pharmaceuticals–5.94%

AbbVie Inc.	11,481	468,195

Actavis Inc. (b)	927	85,386

Allergan, Inc.	2,233	249,270

Bristol-Myers Squibb Co.	11,893	489,873

Eli Lilly & Co.	7,250	411,727

Forest Laboratories, Inc. (b)	1,726	65,657

Hospira, Inc. (b)	1,200	39,396

Johnson & Johnson	20,305	1,655,467

Merck & Co., Inc.	21,954	971,025

Mylan Inc. (b)	2,906	84,100

Perrigo Co.	650	77,174

Pfizer Inc.	52,222	1,507,127

		6,104,397

Property & Casualty Insurance–2.32%

ACE Ltd.	2,464	219,222

Allstate Corp. (The)	3,467	170,126

Berkshire Hathaway Inc. -Class B (b)	13,249	1,380,546

Chubb Corp. (The)	1,895	165,869

Cincinnati Financial Corp.	1,066	50,304

Progressive Corp. (The)	4,016	101,484

Travelers Cos., Inc. (The)	2,745	231,102

XL Group PLC	2,142	64,903

		2,383,556

Publishing–0.15%

Gannett Co., Inc.	1,634	35,736

McGraw-Hill Cos., Inc. (The)	2,039	106,191

Washington Post Co. (The) -Class B	32	14,304

		156,231

Railroads–0.82%

CSX Corp.	7,454	183,592

Norfolk Southern Corp.	2,284	176,051

Union Pacific Corp.	3,409	485,475

		845,118

	Shares	Value

Real Estate Services–0.05%

CBRE Group, Inc. -Class A (b)	2,191	$55,323

Regional Banks–0.94%

BB&T Corp.	5,060	158,833

Fifth Third Bancorp	6,358	103,699

First Horizon National Corp.	1,724	18,412

Huntington Bancshares Inc.	6,130	45,301

KeyCorp	6,676	66,493

M&T Bank Corp.	896	92,431

PNC Financial Services Group, Inc.	3,837	255,161

Regions Financial Corp.	10,266	84,079

SunTrust Banks, Inc.	3,891	112,100

Zions Bancorp.	1,361	34,011

		970,520

Research & Consulting Services–0.07%

Dun & Bradstreet Corp. (The)	302	25,262

Equifax Inc.	874	50,334

		75,596

Residential REIT’s–0.26%

Apartment Investment & Management Co. -Class A	1,058	32,438

AvalonBay Communities, Inc.	825	104,503

Equity Residential	2,326	128,070

		265,011

Restaurants–1.36%

Chipotle Mexican Grill, Inc. (b)	224	72,995

Darden Restaurants, Inc.	938	48,476

McDonald’s Corp.	7,283	726,042

Starbucks Corp.	5,442	309,976

Yum! Brands, Inc.	3,274	235,532

		1,393,021

Retail REIT’s–0.42%

Kimco Realty Corp.	2,963	66,371

Simon Property Group, Inc.	2,278	361,200

		427,571

Security & Alarm Services–0.19%

ADT Corp. (The)	1,686	82,513

Tyco International Ltd.	3,385	108,320

		190,833

Semiconductor Equipment–0.25%

Applied Materials, Inc.	8,716	117,492

KLA-Tencor Corp.	1,206	63,604

Lam Research Corp. (b)	1,189	49,296

Teradyne, Inc. (b)	1,346	21,832

		252,224

Semiconductors–1.71%

Advanced Micro Devices, Inc. (b)	4,427	11,289

Altera Corp.	2,322	82,361

Analog Devices, Inc.	2,222	103,301

Broadcom Corp. -Class A	3,801	131,781

First Solar, Inc. (b)	451	12,159

Intel Corp.	35,928	785,027

Linear Technology Corp.	1,688	64,768

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Semiconductors–(continued)

LSI Corp. (b)	3,992	$27,066

Microchip Technology Inc.	1,418	52,126

Micron Technology, Inc. (b)	7,450	74,351

NVIDIA Corp.	4,559	58,446

Texas Instruments Inc.	8,004	283,982

Xilinx, Inc.	1,924	73,439

		1,760,096

Soft Drinks–2.15%

Coca-Cola Co. (The)	27,841	1,125,890

Coca-Cola Enterprises, Inc.	1,905	70,332

Dr. Pepper Snapple Group, Inc.	1,478	69,392

Monster Beverage Corp. (b)	1,066	50,891

PepsiCo, Inc.	11,206	886,507

		2,203,012

Specialized Consumer Services–0.06%

H&R Block, Inc.	1,970	57,957

Specialized Finance–0.38%

CME Group Inc. -Class A	2,229	136,838

IntercontinentalExchange Inc. (b)	526	85,775

Moody’s Corp.	1,407	75,021

NASDAQ OMX Group, Inc. (The)	863	27,875

NYSE Euronext	1,792	69,243

		394,752

Specialized REIT’s–1.08%

American Tower Corp.	2,869	220,684

HCP, Inc.	3,293	164,189

Health Care REIT, Inc.	1,894	128,622

Host Hotels & Resorts Inc.	5,323	93,099

Plum Creek Timber Co., Inc.	1,191	62,170

Public Storage	1,047	159,479

Ventas, Inc.	2,120	155,184

Weyerhaeuser Co.	3,938	123,574

		1,107,001

Specialty Chemicals–0.36%

Ecolab Inc.	1,927	154,507

International Flavors & Fragrances Inc.	598	45,849

Sherwin-Williams Co. (The)	622	105,049

Sigma-Aldrich Corp.	887	68,902

		374,307

Specialty Stores–0.17%

PetSmart, Inc.	792	49,183

Staples, Inc.	4,941	66,358

Tiffany & Co.	878	61,056

		176,597

Steel–0.17%

Allegheny Technologies, Inc.	802	25,431

Cliffs Natural Resources Inc.	1,117	21,234

Nucor Corp.	2,307	106,468

United States Steel Corp.	1,077	21,002

		174,135

	Shares	Value

Systems Software–2.66%

BMC Software, Inc. (b)	969	$44,894

CA, Inc.	2,417	60,836

Microsoft Corp.	54,761	1,566,712

Oracle Corp.	26,825	867,520

Red Hat, Inc. (b)	1,402	70,885

Symantec Corp. (b)	4,994	123,252

		2,734,099

Thrifts & Mortgage Finance–0.06%

Hudson City Bancorp, Inc.	3,464	29,929

People’s United Financial Inc.	2,488	33,439

		63,368

Tires & Rubber–0.02%

Goodyear Tire & Rubber Co. (The) (b)	1,790	22,572

Tobacco–1.78%

Altria Group, Inc.	14,599	502,060

Lorillard, Inc.	2,755	111,164

Philip Morris International Inc.	11,969	1,109,646

Reynolds American Inc.	2,361	105,041

		1,827,911

Trading Companies & Distributors–0.19%

Fastenal Co.	1,960	100,646

W.W. Grainger, Inc.	433	97,416

		198,062

Trucking–0.02%

Ryder System, Inc.	384	22,944

Wireless Telecommunication Services–0.30%

Crown Castle International Corp. (b)	2,129	148,263

MetroPCS Communications, Inc. (b)	2,304	25,114

Sprint Nextel Corp. (b)	21,870	135,813

		309,190

Total Common Stocks & Other Equity Interests (Cost $49,905,556)		101,590,511

Money Market Funds–0.09%

Liquid Assets Portfolio –Institutional Class (e)	44,309	44,309

Premier Portfolio –Institutional Class (e)	44,308	44,308

Total Money Market Funds (Cost $88,617)		88,617

TOTAL INVESTMENTS–99.00% (Cost $49,994,173)		101,679,128

OTHER ASSETS LESS LIABILITIES–1.00%		1,031,043

NET ASSETS–100.00%		$102,710,171

Investment Abbreviations:

REIT	—Real Estate Investment Trust

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 4.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. S&P 500 Index Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
E.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco V.I. S&P 500 Index Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$101,679,128	$--	$--	$101,679,128
Futures*	2,786	--	--	2,786
Total Investments	$101,681,914	$--	$--	$101,681,914

* Unrealized appreciation.

NOTE 3 -- Derivative Investments

Open Futures Contracts
	Number of	Expiration	Notional	Unrealized
Long Contracts	Contracts	Month	Value	Appreciation
E-Mini S&P 500 Index	17	June-2013	$1,328,295	$2,786

NOTE 4 -- Investments in Affiliates

The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in and earnings from investments in Invesco Ltd. for the three months ended March 31, 2013.

	Value 12/31/12	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value 03/31/13	Dividend Income
Invesco Ltd.	$87,506	$--	$(4,259)	$9,137	$346	$92,730	$579

Invesco V.I. S&P 500 Index Fund

NOTE 5 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2013 was $499,163 and $4,734,364, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$47,868,430
Aggregate unrealized (depreciation) of investment securities	(1,866,139)
Net unrealized appreciation of investment securities	$46,002,291
Cost of investments for tax purposes is $55,676,837.

Invesco V.I. S&P 500 Index Fund

Invesco V.I. Small Cap Equity Fund

Quarterly Schedule of Portfolio Holdings

March 31, 2013

invesco.com/us	VISCE-QTR-1 03/13	Invesco Advisers, Inc.

Schedule of Investments (a)

March 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.64%

Advertising–1.05%

Interpublic Group of Cos., Inc. (The)	258,522	$3,368,542

Aerospace & Defense–1.57%

Aerovironment Inc. (b)	85,828	1,556,062

Triumph Group, Inc.	44,020	3,455,570

		5,011,632

Air Freight & Logistics–0.56%

UTi Worldwide, Inc.	123,869	1,793,623

Apparel Retail–0.38%

bebe stores, inc.	288,543	1,203,224

Apparel, Accessories & Luxury Goods–0.83%

PVH Corp.	25,026	2,673,027

Application Software–4.95%

Actuate Corp. (b)	194,229	1,165,374

Cadence Design Systems, Inc. (b)	240,552	3,350,889

Informatica Corp. (b)	87,708	3,023,295

MicroStrategy Inc. -Class A (b)	20,521	2,074,263

PTC Inc. (b)	105,549	2,690,444

SS&C Techonologies Holdings, Inc. (b)	118,624	3,556,347

		15,860,612

Asset Management & Custody Banks–1.19%

Affiliated Managers Group, Inc. (b)	20,446	3,139,892

Artisan Partners Asset Management, Inc. (b)	16,636	656,290

		3,796,182

Auto Parts & Equipment–1.76%

Dana Holding Corp.	157,178	2,802,484

TRW Automotive Holdings Corp. (b)	51,404	2,827,220

		5,629,704

Automobile Manufacturers–0.92%

Thor Industries, Inc.	80,415	2,958,468

Automotive Retail–1.00%

Penske Automotive Group, Inc.	96,309	3,212,868

Biotechnology–0.86%

Cubist Pharmaceuticals, Inc. (b)	58,770	2,751,611

Building Products–1.13%

Trex Co., Inc. (b)	73,716	3,625,353

	Shares	Value

Casinos & Gaming–0.75%

Bally Technologies Inc. (b)	45,911	$2,385,995

Communications Equipment–1.89%

Arris Group Inc. (b)	191,992	3,296,502

JDS Uniphase Corp. (b)	206,656	2,762,991

		6,059,493

Construction & Engineering–0.83%

Foster Wheeler AG (Switzerland)(b)	116,754	2,667,829

Construction & Farm Machinery & Heavy Trucks–0.81%

Titan International, Inc. (c)	123,636	2,606,247

Construction Materials–1.04%

Eagle Materials Inc.	49,854	3,321,772

Data Processing & Outsourced Services–1.06%

Jack Henry & Associates, Inc.	73,309	3,387,609

Diversified Chemicals–0.92%

FMC Corp.	51,596	2,942,520

Diversified Metals & Mining–0.66%

Compass Minerals International, Inc.	26,771	2,112,232

Diversified REIT’s–1.04%

Lexington Realty Trust (c)	281,100	3,316,980

Electrical Components & Equipment–2.31%

Belden Inc.	75,775	3,913,779

EnerSys (b)	76,709	3,496,396

		7,410,175

Electronic Equipment & Instruments–0.57%

Electro Scientific Industries, Inc.	166,212	1,836,643

Electronic Manufacturing Services–0.88%

Sanmina Corp. (b)	246,612	2,801,512

Environmental & Facilities Services–2.24%

Team, Inc. (b)	93,200	3,827,724

Waste Connections, Inc.	92,782	3,338,296

		7,166,020

Food Distributors–0.73%

United Natural Foods, Inc. (b)	47,710	2,347,332

Gas Utilities–1.13%

UGI Corp.	94,544	3,629,544

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Small Cap Equity Fund

	Shares	Value

Gold–0.24%

Allied Nevada Gold Corp. (b)	20,047	$329,973

Detour Gold Corp. (Canada)(b)	22,333	429,295

		759,268

Health Care Equipment–1.95%

Teleflex Inc.	35,586	3,007,373

Wright Medical Group, Inc. (b)(c)	136,004	3,238,255

		6,245,628

Health Care Facilities–2.08%

Amsurg Corp. (b)	98,332	3,307,889

Universal Health Services, Inc. -Class B	52,522	3,354,580

		6,662,469

Health Care Services–0.78%

IPC The Hospitalist Co. (b)	56,306	2,504,491

Health Care Supplies–0.93%

Haemonetics Corp. (b)	71,457	2,976,899

Home Furnishings–1.02%

La-Z-Boy Inc.	172,662	3,258,132

Homebuilding–0.98%

Meritage Homes Corp. (b)	67,243	3,151,007

Homefurnishing Retail–1.01%

Pier 1 Imports, Inc.	140,582	3,233,386

Industrial Machinery–5.07%

Gardner Denver Inc.	24,121	1,811,728

IDEX Corp.	60,224	3,217,166

TriMas Corp. (b)	127,705	4,146,582

Valmont Industries, Inc.	23,273	3,660,145

Watts Water Technologies, Inc. -Class A	70,789	3,397,164

		16,232,785

Industrial REIT’s–0.97%

DCT Industrial Trust Inc.	417,900	3,092,460

Insurance Brokers–1.08%

Arthur J. Gallagher & Co.	83,761	3,460,167

Internet Software & Services–1.58%

ValueClick, Inc. (b)	171,716	5,074,208

Investment Banking & Brokerage–1.07%

E*TRADE Financial Corp. (b)	20,986	224,760

Evercore Partners Inc. -Class A	77,323	3,216,637

		3,441,397

IT Consulting & Other Services–1.08%

MAXIMUS, Inc.	43,148	3,450,546

	Shares	Value

Life Sciences Tools & Services–1.81%

Bio-Rad Laboratories, Inc. -Class A (b)	23,029	$2,901,654

Charles River Laboratories International, Inc. (b)	65,220	2,887,289

		5,788,943

Multi-Line Insurance–1.04%

American Financial Group, Inc.	70,263	3,329,061

Office REIT’s–0.91%

Douglas Emmett, Inc.	116,300	2,899,359

Office Services & Supplies–1.30%

Interface, Inc.	215,791	4,147,503

Oil & Gas Equipment & Services–4.64%

Dresser-Rand Group, Inc. (b)	48,502	2,990,633

Helix Energy Solutions Group Inc. (b)	148,936	3,407,656

Lufkin Industries, Inc.	29,655	1,968,795

Oceaneering International, Inc.	54,192	3,598,891

Oil States International, Inc. (b)	35,482	2,894,267

		14,860,242

Oil & Gas Exploration & Production–1.69%

Energen Corp.	48,182	2,505,946

Rosetta Resources, Inc. (b)	61,025	2,903,569

		5,409,515

Oil & Gas Storage & Transportation–1.10%

Targa Resources Corp.	51,646	3,509,862

Packaged Foods & Meats–0.81%

TreeHouse Foods, Inc. (b)	40,026	2,607,694

Paper Packaging–1.24%

Graphic Packaging Holding Co. (b)	530,344	3,972,277

Paper Products–0.94%

Schweitzer-Mauduit International, Inc.	77,747	3,011,141

Pharmaceuticals–2.26%

Auxilium Pharmaceuticals Inc. (b)	96,955	1,675,383

Endo Health Solutions Inc. (b)	72,120	2,218,411

Medicines Co. (The) (b)	99,931	3,339,694

		7,233,488

Property & Casualty Insurance–1.92%

Markel Corp. (b)	5,749	2,894,621

W. R. Berkley Corp.	72,989	3,238,522

		6,133,143

Real Estate Services–1.07%

Jones Lang LaSalle Inc.	34,592	3,438,791

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Small Cap Equity Fund

	Shares	Value

Regional Banks–7.84%

Boston Private Financial Holdings, Inc.	265,626	$2,624,385

CVB Financial Corp.	252,161	2,841,855

East West Bancorp, Inc.	115,727	2,970,712

F.N.B. Corp.	217,069	2,626,535

Susquehanna Bancshares, Inc.	288,501	3,586,067

Texas Capital Bancshares, Inc. (b)	58,979	2,385,701

Webster Financial Corp.	117,547	2,851,690

Wintrust Financial Corp.	79,460	2,943,198

Zions Bancorp.	91,253	2,280,412

		25,110,555

Residential REIT’s–0.47%

Mid-America Apartment Communities, Inc.	21,700	1,498,602

Restaurants–1.82%

DineEquity, Inc.	40,607	2,793,355

Papa John’s International, Inc. (b)	48,997	3,028,995

		5,822,350

Semiconductor Equipment–1.86%

Cymer, Inc. (b)	31,062	2,985,058

Veeco Instruments Inc. (b)(c)	77,402	2,966,819

		5,951,877

Semiconductors–4.14%

Fairchild Semiconductor International, Inc. (b)	205,687	2,908,414

Hittite Microwave Corp. (b)	49,495	2,997,417

Lattice Semiconductor Corp. (b)	425,335	2,318,076

Power Integrations, Inc.	24,421	1,060,116

Semtech Corp. (b)	112,445	3,979,428

		13,263,451

Specialized REIT’s–0.88%

LaSalle Hotel Properties	111,588	2,832,104

Specialty Chemicals–2.35%

Innophos Holdings, Inc.	55,363	3,020,605

PolyOne Corp.	183,888	4,488,706

		7,509,311

Specialty Stores–0.87%

GNC Holdings, Inc. -Class A	70,765	2,779,649

Steel–0.79%

Haynes International, Inc.	45,907	2,538,657

Trading Companies & Distributors–2.10%

Beacon Roofing Supply, Inc. (b)	103,635	4,006,529

MRC Global Inc. (b)	82,802	2,726,670

		6,733,199

Trucking–1.89%

Landstar System, Inc.	44,532	2,542,332

	Shares	Value

Trucking–(continued)

Old Dominion Freight Line, Inc. (b)	91,542	$3,496,904

		6,039,236

Total Common Stocks & Other Equity Interests (Cost $229,106,832)		315,839,602

Money Market Funds–0.98%

Liquid Assets Portfolio –Institutional Class (d)	1,567,848	1,567,848

Premier Portfolio –Institutional Class (d)	1,567,847	1,567,847

Total Money Market Funds (Cost $3,135,695)		3,135,695

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.62% (Cost $232,242,527)		318,975,297

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–2.13%

Liquid Assets Portfolio - Institutional Class (Cost $6,827,055) (d) (e)	6,827,055	6,827,055

TOTAL INVESTMENTS–101.75% (Cost $239,069,582)		325,802,352

OTHER ASSETS LESS LIABILITIES–(1.75)%		(5,587,853)

NET ASSETS–100.00%		$320,214,499

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at March 31, 2013.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1F.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Small Cap Equity Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco V.I. Small Cap Equity Fund

F.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2013, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2013 was $26,084,953 and $27,891,336, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$93,887,115
Aggregate unrealized (depreciation) of investment securities	(8,138,553)
Net unrealized appreciation of investment securities	$85,748,562
Cost of investments for tax purposes is $240,053,790.

Invesco V.I. Small Cap Equity Fund

Invesco V.I. Technology Fund

Quarterly Schedule of Portfolio Holdings

March 31, 2013

invesco.com/us	I-VITEC-QTR-1 03/13	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.04%

Application Software–13.98%

Aspen Technology, Inc. (b)	37,732	$1,218,366

Autodesk, Inc. (b)	21,602	890,867

Cadence Design Systems, Inc. (b)	101,148	1,408,992

Citrix Systems, Inc. (b)	30,699	2,215,240

Informatica Corp. (b)	28,543	983,877

MicroStrategy Inc. -Class A (b)	8,882	897,793

Nuance Communications, Inc. (b)	34,668	699,600

Salesforce.com, Inc. (b)	16,557	2,960,888

Silver Spring Networks, Inc. (b)(c)	30,903	535,549

SolarWinds, Inc. (b)	8,513	503,118

SS&C Techonologies Holdings, Inc. (b)	38,999	1,169,190

		13,483,480

Communications Equipment–12.52%

Arris Group Inc. (b)	60,546	1,039,575

Brocade Communications Systems, Inc. (b)	119,592	690,046

Ciena Corp. (b)	30,901	494,725

Cisco Systems, Inc.	80,371	1,680,558

F5 Networks, Inc. (b)	7,468	665,249

Finisar Corp. (b)	34,062	449,278

JDS Uniphase Corp. (b)	107,542	1,437,836

QUALCOMM, Inc.	72,867	4,878,446

Telefonaktiebolaget LM Ericsson -ADR (Sweden)	58,902	742,165

		12,077,878

Computer Hardware–6.44%

Apple Inc.	12,536	5,548,810

Hewlett-Packard Co.	28,005	667,639

		6,216,449

Computer Storage & Peripherals–1.81%

EMC Corp. (b)	73,240	1,749,703

Data Processing & Outsourced Services–7.95%

Alliance Data Systems Corp. (b)	12,065	1,953,203

Genpact Ltd.	63,740	1,159,430

MasterCard, Inc. -Class A	3,045	1,647,741

Visa Inc. -Class A	17,126	2,908,680

		7,669,054

Electronic Manufacturing Services–3.51%

Jabil Circuit, Inc.	51,192	946,028

Molex Inc.	38,565	1,129,183

Sanmina Corp. (b)	114,990	1,306,287

		3,381,498

	Shares	Value

Internet Retail–2.60%

Amazon.com, Inc. (b)	5,040	$1,343,110

Priceline.com Inc. (b)	1,692	1,163,977

		2,507,087

Internet Software & Services–13.78%

eBay Inc. (b)	26,940	1,460,687

ExactTarget Inc. (b)	45,575	1,060,530

Facebook Inc. -Class A (b)	62,674	1,603,201

Google Inc. -Class A (b)	5,684	4,513,266

LogMeIn, Inc. (b)	18,463	354,859

ValueClick, Inc. (b)	50,820	1,501,731

VeriSign, Inc. (b)	32,965	1,558,585

Web.com Group Inc. (b)	72,422	1,236,968

		13,289,827

IT Consulting & Other Services–6.51%

Accenture PLC -Class A	24,760	1,881,017

Cognizant Technology Solutions Corp. -Class A (b)	31,211	2,391,075

International Business Machines Corp.	9,429	2,011,206

		6,283,298

Other Diversified Financial Services–0.35%

BlueStream Ventures L.P. (Acquired 08/03/00-06/13/08; Acquisition Cost $3,149,655)(d)(e)	--	334,505

Research & Consulting Services–0.72%

Acacia Research (b)	23,087	696,535

Semiconductor Equipment–2.22%

Applied Materials, Inc.	84,165	1,134,544

Teradyne, Inc. (b)	61,982	1,005,348

		2,139,892

Semiconductors–17.54%

ARM Holdings PLC -ADR (United Kingdom)	8,205	347,646

Avago Technologies Ltd.	33,610	1,207,271

Broadcom Corp. -Class A	15,350	532,185

Cirrus Logic, Inc. (b)	14,592	331,968

Cypress Semiconductor Corp. (b)(c)	66,937	738,315

Diodes Inc. (b)	48,573	1,019,062

Fairchild Semiconductor International, Inc. (b)	68,332	966,214

Intermolecular Inc. (b)	64,316	656,023

Lattice Semiconductor Corp. (b)	246,253	1,342,079

MA-COM Technology Solutions Holdings Inc. (b)	28,412	456,581

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Technology Fund

	Shares	Value

Semiconductors–(continued)

Maxim Integrated Products, Inc.	30,359	$991,221

Microsemi Corp. (b)	96,560	2,237,295

NXP Semiconductors N.V. (Netherlands)(b)	40,840	1,235,818

ON Semiconductor Corp. (b)	116,453	964,231

Semtech Corp. (b)	54,789	1,938,983

Skyworks Solutions, Inc. (b)	48,107	1,059,797

Texas Instruments Inc.	25,070	889,484

		16,914,173

Systems Software–8.11%

Check Point Software Technologies Ltd. (Israel)(b)	18,086	849,861

CommVault Systems, Inc. (b)	11,879	973,840

Fortinet Inc. (b)	49,178	1,164,535

Infoblox, Inc. (b)	13,588	294,860

MICROS Systems, Inc. (b)	11,152	507,528

Oracle Corp.	60,630	1,960,774

Red Hat, Inc. (b)	7,966	402,761

Rovi Corp. (b)	19,606	419,765

Symantec Corp. (b)	50,499	1,246,315

		7,820,239

Total Common Stocks & Other Equity Interests (Cost $78,303,628)		94,563,618

Money Market Funds–1.45%

Liquid Assets Portfolio –Institutional Class (f)	701,085	701,085

Premier Portfolio –Institutional Class (f)	701,085	701,085

Total Money Market Funds (Cost $1,402,170)		1,402,170

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.49% (Cost $79,705,798)		95,965,788

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.96%

Liquid Assets Portfolio - Institutional Class (Cost $927,300)(f)(g)	927,300	927,300

TOTAL INVESTMENTS–100.45% (Cost $80,633,098)		96,893,088

OTHER ASSETS LESS LIABILITIES–(0.45)%		(438,731)

NET ASSETS–100.00%		$96,454,357

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at March 31, 2013.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at March 31, 2013 represented less than 1% of the Fund’s Net Assets.

(e)	The Fund has a remaining commitment of $101,250 to purchase additional interests in BlueStream Ventures L.P., which is subject to the terms of the limited partnership agreement.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser.

(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1C.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Technology Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco V.I. Technology Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

C.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
D.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
E.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.

Invesco V.I. Technology Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$96,558,583	$--	$334,505	$96,893,088

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2013 was $10,536,452 and $16,659,059, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$23,641,085
Aggregate unrealized (depreciation) of investment securities	(5,344,376)
Net unrealized appreciation of investment securities	$18,296,709
Cost of investments for tax purposes is $78,596,379.

Invesco V.I. Technology Fund

Invesco V.I. Utilities Fund

Quarterly Schedule of Portfolio Holdings

March 31, 2013

invesco.com/us	I-VIUTI-QTR-1 03/13	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2013

(Unaudited)

	Shares	Value

Common Stocks–92.27%

Electric Utilities–51.25%

American Electric Power Co., Inc.	76,377	$3,714,213

Duke Energy Corp.	42,209	3,063,951

Edison International	51,883	2,610,753

Entergy Corp.	35,117	2,220,799

Exelon Corp.	108,475	3,740,218

FirstEnergy Corp.	10,018	422,760

NextEra Energy, Inc.	9,968	774,314

Northeast Utilities	54,720	2,378,131

Pepco Holdings, Inc.	172,078	3,682,469

Pinnacle West Capital Corp.	26,555	1,537,269

Portland General Electric Co.	126,344	3,832,014

PPL Corp.	54,261	1,698,912

Southern Co. (The)	68,266	3,203,041

Xcel Energy, Inc.	112,139	3,330,528

		36,209,372

Gas Utilities–6.73%

AGL Resources Inc.	48,831	2,048,460

Atmos Energy Corp.	20,530	876,426

UGI Corp.	47,738	1,832,662

		4,757,548

Independent Power Producers & Energy Traders–4.64%

Calpine Corp. (b)	59,640	1,228,584

NRG Energy, Inc.	77,372	2,049,584

		3,278,168

Integrated Telecommunication Services–4.64%

AT&T Inc.	25,451	933,797

CenturyLink Inc.	25,623	900,136

Verizon Communications Inc.	29,364	1,443,241

		3,277,174

Multi-Utilities–25.01%

CMS Energy Corp.	44,866	1,253,556

Consolidated Edison, Inc.	18,659	1,138,759

Dominion Resources, Inc.	49,226	2,863,969

DTE Energy Co.	25,619	1,750,802

National Grid PLC (United Kingdom)	249,434	2,904,632

NiSource Inc.	27,525	807,584

Public Service Enterprise Group Inc.	52,901	1,816,620

Sempra Energy	34,260	2,738,744

TECO Energy, Inc.	134,338	2,393,903

		17,668,569

Total Common Stocks (Cost $47,614,680)		65,190,831

	Shares	Value

Money Market Funds–7.72%

Liquid Assets Portfolio –Institutional Class (c)	2,726,009	$2,726,009

Premier Portfolio –Institutional Class (c)	2,726,009	2,726,009

Total Money Market Funds (Cost $5,452,018)		5,452,018

TOTAL INVESTMENTS–99.99% (Cost $53,066,698)		70,642,849

OTHER ASSETS LESS LIABILITIES–0.01%		7,176

NET ASSETS–100.00%		$70,650,025

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Utilities Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Utilities Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco V.I. Utilities Fund

F.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

The Fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of the Fund.

The following factors may affect the Fund’s investments in the utilities sector: governmental regulation, economic factors, ability of the issuer to obtain financing, prices of natural resources and risks associated with nuclear power.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$67,738,217	$2,904,632	$--	$70,642,849

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2013 was $1,941,267 and $5,241,862, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$17,844,564
Aggregate unrealized (depreciation) of investment securities	(517,887)
Net unrealized appreciation of investment securities	$17,326,677
Cost of investments for tax purposes is $53,316,172.

Invesco V.I. Utilities Fund

Invesco V.I. Value Opportunities Fund

Effective April 29, 2013, after the close of the reporting period,

Invesco Van Kampen V.I. Value Opportunities Fund was renamed

Invesco V.I. Value Opportunities Fund.

Quarterly Schedule of Portfolio Holdings

March 31, 2013

invesco.com/us	VK-VIVOPP-QTR-1 03/13	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–91.17%

Advertising–4.23%

Omnicom Group Inc.	170,642	$10,050,814

Apparel Retail–0.99%

Vera Bradley, Inc. (b)(c)	99,200	2,344,096

Asset Management & Custody Banks–1.47%

Bank of New York Mellon Corp. (The)	125,292	3,506,923

Automobile Manufacturers–2.89%

Renault S.A. (France)	109,511	6,875,879

Cable & Satellite–2.31%

Time Warner Cable Inc.	57,121	5,487,043

Computer Hardware–3.98%

Apple Inc.	10,612	4,697,190

Hewlett-Packard Co.	199,693	4,760,681

		9,457,871

Department Stores–4.04%

Macy’s, Inc.	131,743	5,512,127

Nordstrom, Inc.	74,300	4,103,589

		9,615,716

Diversified Banks–6.59%

Comerica Inc.	100,346	3,607,439

U.S. Bancorp	101,209	3,434,021

Wells Fargo & Co.	233,554	8,639,162

		15,680,622

Food Retail–1.99%

Kroger Co. (The)	142,632	4,726,824

General Merchandise Stores–2.55%

Target Corp.	88,644	6,067,682

Household Products–1.72%

Procter & Gamble Co. (The)	53,200	4,099,592

Industrial Conglomerates–2.02%

General Electric Co.	208,001	4,808,983

Integrated Oil & Gas–13.49%

Chevron Corp.	88,569	10,523,768

Exxon Mobil Corp.	34,461	3,105,281

Petroleo Brasileiro S.A. -ADR (Brazil)	248,494	4,117,546

Royal Dutch Shell PLC -ADR (United Kingdom)	147,681	9,622,894

Total S.A. -ADR (France)	98,480	4,725,070

		32,094,559

	Shares	Value

Investment Banking & Brokerage–3.19%

Goldman Sachs Group, Inc. (The)	24,087	$3,544,402

Morgan Stanley	183,949	4,043,199

		7,587,601

Life & Health Insurance–3.85%

MetLife, Inc.	102,622	3,901,689

Unum Group	186,189	5,259,839

		9,161,528

Managed Health Care–3.75%

UnitedHealth Group Inc.	92,878	5,313,550

WellPoint, Inc.	54,592	3,615,628

		8,929,178

Marine–0.53%

Diana Shipping Inc. (Greece)(c)	117,594	1,253,552

Oil & Gas Drilling–1.18%

Noble Corp.	73,445	2,801,927

Other Diversified Financial Services–10.20%

Bank of America Corp.	398,897	4,858,566

Citigroup Inc.	158,434	7,009,120

JPMorgan Chase & Co.	261,346	12,403,481

		24,271,167

Pharmaceuticals–4.50%

Bristol-Myers Squibb Co.	83,284	3,430,468

Pfizer Inc.	251,909	7,270,094

		10,700,562

Property & Casualty Insurance–12.49%

Allied World Assurance Co. Holdings AG	65,727	6,094,208

Allstate Corp. (The)	176,050	8,638,774

Aspen Insurance Holdings Ltd.	248,971	9,605,301

Chubb Corp. (The)	61,448	5,378,543

		29,716,826

Steel–1.38%

POSCO -ADR (South Korea)	44,598	3,287,319

Wireless Telecommunication Services–1.83%

Vodafone Group PLC -ADR (United Kingdom)	153,223	4,353,065

Total Common Stocks & Other Equity Interests (Cost $162,683,290)		216,879,329

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Value Opportunities Fund

	Shares	Value

Money Market Funds–9.19%

Liquid Assets Portfolio –Institutional Class (d)	10,927,807	$10,927,807

Premier Portfolio –Institutional Class (d)	10,927,807	10,927,807

Total Money Market Funds (Cost $21,855,614)		21,855,614

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.36% (Cost $184,538,904)		238,734,943

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.42%

Liquid Assets Portfolio - Institutional Class (Cost $989,594)(d)(e)	989,594	989,594

TOTAL INVESTMENTS–100.78% (Cost $185,528,498)		239,724,537

OTHER ASSETS LESS LIABILITIES–(0.78)%		(1,853,038)

NET ASSETS–100.00%		$237,871,499

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at March 31, 2013.

(c)	Non-income producing security.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Value Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco V.I. Value Opportunities Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses

Invesco V.I. Value Opportunities Fund

E.	Foreign Currency Translations – (continued)

arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$232,848,658	$6,875,879	$--	$239,724,537

Invesco V.I. Value Opportunities Fund

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2013 was $9,305,988 and $29,929,836, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$61,524,340
Aggregate unrealized (depreciation) of investment securities	(8,724,134)
Net unrealized appreciation of investment securities	$52,800,206
Cost of investments for tax purposes is $186,924,331.

Invesco V.I. Value Opportunities Fund

Item 2.  Controls and Procedures.

(a)	As of May 23, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 23, 2013, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

  Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	May 30, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	May 30, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	May 30, 2013

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.